                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number              811-7820
                                    -------------------------------------------

                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

         WILLIAM M. LYONS, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                    ----------------------------

Date of fiscal year end:         03-31
                         -------------------------------------------------------

Date of reporting period:        09-30-2006
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

AMERICAN CENTURY INVESTMENTS

Semiannual Report                                           September 30, 2006

Equity Income Fund
Mid Cap Value Fund
Small Cap Value Fund

[american century investments logo and text logo]

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
Founder
American Century Companies, Inc.

/s/James E. Stowers III
James E. Stowers III
Chairman of the Board
American Century Companies, Inc.

We are pleased to provide you with the semiannual report for the American
Century Equity Income, Mid Cap Value, and Small Cap Value funds for the six months ended September 30, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our website,
americancentury.com, where we post quarterly portfolio commentaries, the views of senior investment officers and analysts, and other communications about investments, portfolio strategy, personal finance, and the markets.

In its most recent rankings, Dalbar -- which issues customer satisfaction ratings and rankings based on website functionality -- ranked
americancentury.com fourth out of the sites provided by the top 25 fund companies that it believes lead the industry in web-based technology. Our website earned an "Excellent" rating, Dalbar's highest designation.

For most of 2006, our website has linked visitors to information explaining our strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). This campaign,  featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count. To learn more about the collaboration and the  LAF, please visit americancentury.com or www.lanceface.com on the Web and click on the links to related sites.

With the approach of year end and the 2006 tax season, you can also find out more about December fund distributions and tax information via a link from our website. We've posted December distribution estimates for over 50 funds, answers to frequent distribution questions, and online descriptions of all of the tax information we provide to investors.

If you haven't visited americancentury.com yet, we encourage you to do so...
it's there to serve you. And so are we. As always, we deeply appreciate your commitment to American Century Investments.

Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
   Six-Month Total Returns. . . . . . . . . . . . . . . . . . . . . . . . . 2

EQUITY INCOME

MID CAP VALUE

SMALL CAP VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION
Approval of Management Agreements for Equity Income,

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American
Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund.
Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Market Perspective

[photo of Phil Davidson]

BY PHIL DAVIDSON, CHIEF INVESTMENT OFFICER, U.S. VALUE EQUITIES

MODEST RALLY FOR STOCKS

Cooling energy prices and a pause in Federal Reserve interest rate hikes enabled
U.S. stocks to post positive results for the six months ended September 30,
2006. In fact, during the final week of the period, the Dow Jones Industrial
Average briefly surpassed its all-time closing high, only to fall back and close below the record. As a result of this late summer rally, the Dow Industrials and the S&P 500 Index overcame second-quarter losses (based on earlier fears about inflation and economic growth) to post gains. However, the technology-heavy
Nasdaq Composite, which suffered a steep second-quarter decline, remained down for the period.

PLAYING DEFENSE

After enduring a difficult spring -- the S&P 500 fell 4.15% during the last three weeks of May alone -- many stock investors played defense during the summer. Seeking companies with more predictable earnings and dividend payouts, they shifted money into utilities and telecommunication service providers, as well as retailers of everyday consumer products. Meanwhile, falling oil prices drove money out of energy stocks, and with the economy slowing, investors were lukewarm to information technology businesses and cyclical groups like industrials and materials.

SIZE AND QUALITY MATTERED

Within the value realm, large companies had the highest returns for the six months, as evidenced by the Russell 1000 Value Index's 6.85% gain. At the other end of the spectrum, the Russell 2000 Value Index, a measure of small-cap companies, was basically flat for the period. Medium-sized value companies performed in between as the Russell Midcap Value Index gained 2.95%. On the whole, value shares performed better than growth stocks across the capitalization range.

In addition to size, quality mattered. Merrill Lynch data indicated that a multi-year rally in lower-quality issues reversed course during the period as companies rated B+ or higher by Standard & Poor's significantly outperformed lower-rated businesses, particularly during the third quarter. Historically, market cycles led by sound companies with strong balance sheets have tended to elevate returns of American Century's value funds, which generally seek higher-quality stocks.

While value shares paced the market, few clear value themes emerged. That put the onus on stock-picking ability -- finding attractive value investments, one by one. As "bottom-up" value investors who rely on a disciplined, repeatable process, we're confident that this situation plays to our strength.

SIX-MONTH TOTAL RETURNS*
AS OF SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
Dow Jones Industrial Average                                  6.34%
--------------------------------------------------------------------------------
S&P 500 Index                                                 4.14%
--------------------------------------------------------------------------------
Nasdaq Composite                                             -3.15%
--------------------------------------------------------------------------------

*Total returns for periods less than one year are not annualized.

------
2

Equity Income - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2006
                                                ---------------------------------
                                                      AVERAGE ANNUAL RETURNS
-----------------------------------------------------------------------------------------------
                                                                         SINCE      INCEPTION
                       6 MONTHS(1)    1 YEAR    5 YEARS    10 YEARS    INCEPTION       DATE
-----------------------------------------------------------------------------------------------
INVESTOR CLASS            7.96%       13.47%    10.85%      12.46%      13.82%        8/1/94
-----------------------------------------------------------------------------------------------
RUSSELL 3000
VALUE INDEX(2)            6.18%       14.55%    11.18%      11.31%      12.81%(3)       --
-----------------------------------------------------------------------------------------------
S&P 500 INDEX(2)          4.14%       10.79%     6.97%       8.59%      11.14%(3)       --
-----------------------------------------------------------------------------------------------
LIPPER EQUITY
INCOME INDEX(2)           5.37%       12.09%     8.37%       8.47%       9.96%(3)       --
-----------------------------------------------------------------------------------------------
Institutional Class       8.06%       13.69%    11.07%        --        10.32%         7/8/98
-----------------------------------------------------------------------------------------------
Advisor Class             7.83%       13.19%    10.58%        --        11.51%         3/7/97
-----------------------------------------------------------------------------------------------
C Class                                                                                7/13/01
   No sales charge*        7.42%       12.34%     9.76%       --         8.55%
   With sales charge*      6.42%       12.34%     9.76%       --         8.55%
-----------------------------------------------------------------------------------------------
R Class                    7.71%       12.79%       --        --        11.94%(4)      8/29/03
-----------------------------------------------------------------------------------------------

*Sales charges include contingent deferred sales charges (CDSCs), as applicable.
 C Class shares redeemed within 12 months of purchase are subject to a maximum
 CDSC of 1.00%. Please see the Share Class Information page for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Since 7/31/94, the date nearest the Investor Class's inception for which data are available.

(4) Class returns would have been lower if American Century had not voluntarily waived a portion of its service and distribution fees.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------
3

Equity Income - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended September 30
------------------------------------------------------------------------------------------------
                 1997   1998    1999    2000     2001     2002    2003    2004    2005    2006
------------------------------------------------------------------------------------------------
Investor Class  34.35%  1.67%  15.98%   6.80%   14.30%   -3.72%  20.17%  17.22%   8.79%  13.47%
------------------------------------------------------------------------------------------------
Russell 3000
Value Index     42.33%  1.96%  17.64%   9.35%   -7.98%  -15.89%  24.89%  20.89%  16.78%  14.55%
------------------------------------------------------------------------------------------------
S&P 500 Index   40.45%  9.05%  27.80%  13.28%  -26.62%  -20.49%  24.40%  13.87%  12.25%  10.79%
------------------------------------------------------------------------------------------------
Lipper Equity
Income Index    33.25%  1.29%  13.36%   8.10%   -8.82%  -16.74%  20.48%  17.09%  13.52%  12.09%
------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
4

Equity Income - Portfolio Commentary

PORTFOLIO MANAGERS: PHIL DAVIDSON, SCOTT MOORE, AND KEVIN TONEY

PERFORMANCE SUMMARY

Equity Income gained 7.96%* for the six months ended September 30, 2006, outperforming the Lipper Equity Income Index, which was up 5.37%. The Russell
3000 Value Index, indicative of the larger capitalization, value side of the market, gained 6.18%. The median return for Morningstar's Large Cap Value category was 5.29%**. Looking more broadly, the S&P 500 Index gained 4.14%.

These six-month results reflected an equities market in which investors generally preferred the more stable returns and dividend yields associated with large, established companies. That preference benefited Equity Income, which seeks larger, higher-quality businesses, while emphasizing dividend income. As a result, the portfolio received positive contributions from all ten sectors in which it was invested.

Our disciplined investment approach has provided solid long-term results. Since
Equity Income's inception on August 1, 1994, the portfolio has produced an average annualized return of 13.82%, versus a 9.96%*** average return for the
Lipper Equity Income Index and the Russell 3000 Value Index's 12.81%***. The S&P
500 had an 11.14%*** average annualized return for the same period. The median return for Morningstar's Large Cap Value category was 10.24%.

TOP CONTRIBUTOR: EXXON MOBIL

A number of oil and gas companies lost ground as oil prices declined 5.6% during the six months. One company that gained ground, however, was one of our largest positions and top contributor, Exxon Mobil Corp., which was up more than 11% for the six months.

CONSUMER STAPLES LED PORTFOLIO

Amid signs that the economy was beginning to slow, we benefited from investments in providers of everyday consumer products. UST Inc. was among our top-contributing securities. The leading producer of smokeless tobacco products,
UST has profited from higher product volume growth. We also received solid performance from Kraft Foods Inc., Kimberly-Clark Corp., and Unilever plc. Kraft
has been increasing investments in brand-building and new product innovations.

TOP TEN HOLDINGS
AS OF SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/06               3/31/06
--------------------------------------------------------------------------------
General Electric Co.                      4.8%                  2.5%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                         4.8%                  4.7%
--------------------------------------------------------------------------------
American International
Group, Inc., 1.51%,
11/9/31 (Conv. Bond)                      4.6%                  4.4%
--------------------------------------------------------------------------------
Bank of America Corp.                     3.3%                  3.6%
--------------------------------------------------------------------------------
AT&T Inc.                                 3.0%                   --
--------------------------------------------------------------------------------
Ameren Corp.                              2.3%                  2.3%
--------------------------------------------------------------------------------
H.J. Heinz Co.                            2.2%                  1.7%
--------------------------------------------------------------------------------
Commerce
Bancshares, Inc.                          2.2%                  2.4%
--------------------------------------------------------------------------------
Fannie Mae, 5.375%,
1/5/08 (Conv. Pref.)                      2.2%                  0.7%
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                      2.1%                  1.9%
--------------------------------------------------------------------------------

  * All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

**  The median returns for Morningstar's Large Cap Value category were 12.36%,
    8.51% and 8.80% for the 1-, 5- and 10-year periods ended September 30, 2006, respectively.

*** Since 7/31/94, the date nearest the Investor Class's
    inception for which data are available.                         (continued)

------
5

Equity Income - Portfolio Commentary

Kimberly-Clark, one of the largest makers of personal-care paper products, is benefiting from price increases and the stabilization of key commodity prices.
Unilever, a global supplier of food and personal care products, is executing a turnaround strategy to improve sales and margins.

FINANCIALS ADDED VALUE

Financial stocks were another source of positive performance, led by diversified financial services companies. Of note was Bank of America Corp. The second-largest bank in the U.S., Bank of America posted a double-digit return for the six months, benefiting from synergies stemming from its acquisition of credit card giant MBNA Corp. in January. Freddie Mac was another contributor --
as well as a good example of our willingness to be patient while a company works through what we believe are transitory problems. This mortgage industry stock rebounded after being beset by a delay in reporting its 2005 results and the prospect of increased regulation.

UTILITIES A PLUS

With dividend income a priority for many investors, we owned a number of utilities. One was Westar Energy Inc., a Kansas-based electric utility that reported strong second-quarter earnings on a new rate structure, while increasing its dividend 8.7% earlier this year. Multi-utility Ameren Corp. also added to our results. Ameren distributes electricity and natural gas to markets in Missouri and Illinois. Investors were drawn to the fact that the company generates the great majority of its earnings from stable and regulated operations.

ONLY SLIGHT DETRACTORS

As a result of strong stock selection, few investments performed below our expectations for the six months, and none detracted materially from our results.

PORTFOLIO OBJECTIVES

Equity Income is designed for investors seeking a conservative equity fund with quarterly income. It can serve as a solid core holding and as a way to complement more aggressive and volatile growth investments.

TOP FIVE INDUSTRIES
AS OF SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/06               3/31/06
--------------------------------------------------------------------------------
Oil, Gas &
Consumable Fuels                          9.2%                 10.8%
--------------------------------------------------------------------------------
Insurance                                 8.4%                  7.6%
--------------------------------------------------------------------------------
Commercial Banks                          6.3%                  9.3%
--------------------------------------------------------------------------------
Diversified Telecommunication
Services                                  6.3%                  8.0%
--------------------------------------------------------------------------------
Pharmaceuticals                           5.0%                  6.3%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        9/30/06               3/31/06
--------------------------------------------------------------------------------
Common Stocks
and Options                              70.5%                 67.1%
--------------------------------------------------------------------------------
Convertible Bonds                        23.4%                 27.9%
--------------------------------------------------------------------------------
Convertible
Preferred Stocks                          4.6%                  3.3%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    98.5%                 98.3%
--------------------------------------------------------------------------------
Temporary
Cash Investments                          3.0%                  0.8%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                         (1.5)%                  0.9%
--------------------------------------------------------------------------------

------
6

Equity Income - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Shares                                                                Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 70.5%

AEROSPACE & DEFENSE -- 1.3%
--------------------------------------------------------------------------------
        1,829,345   Honeywell International Inc.                   $ 74,820,211
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS -- 1.5%
--------------------------------------------------------------------------------
        1,144,606   United Parcel Service, Inc. Cl B                 82,342,956
--------------------------------------------------------------------------------

BEVERAGES -- 1.2%
--------------------------------------------------------------------------------
          463,100   Anheuser-Busch Companies, Inc.                   22,001,881
--------------------------------------------------------------------------------
          946,600   Coca-Cola Company (The)                          42,294,088
--------------------------------------------------------------------------------
                                                                     64,295,969
--------------------------------------------------------------------------------

BUILDING PRODUCTS -- 0.3%
--------------------------------------------------------------------------------
          603,300   Masco Corp.                                      16,542,486
--------------------------------------------------------------------------------

CHEMICALS -- 2.2%
--------------------------------------------------------------------------------
          646,600   Air Products & Chemicals, Inc.                   42,914,842
--------------------------------------------------------------------------------
          790,100   du Pont (E.I.) de Nemours & Co.                  33,847,884
--------------------------------------------------------------------------------
          122,000   Ferro Corp.                                       2,169,160
--------------------------------------------------------------------------------
          711,000   International Flavors
                    & Fragrances Inc.                                28,112,940
--------------------------------------------------------------------------------
          920,300   Olin Corp.                                       14,135,808
--------------------------------------------------------------------------------
                                                                    121,180,634
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 6.3%
--------------------------------------------------------------------------------
        2,397,690   Commerce Bancshares, Inc.                       121,251,184
--------------------------------------------------------------------------------
        1,816,117   Fifth Third Bancorp                              69,157,735
--------------------------------------------------------------------------------
        1,178,750   Mercantile Bankshares
                    Corporation                                      42,753,263
--------------------------------------------------------------------------------
        1,508,500   SunTrust Banks, Inc.                            116,576,880
--------------------------------------------------------------------------------
                                                                    349,739,062
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 3.1%
--------------------------------------------------------------------------------
        1,853,800   Pitney Bowes, Inc.                               82,253,105
--------------------------------------------------------------------------------
        1,755,874   Republic Services, Inc. Cl A                     70,603,694
--------------------------------------------------------------------------------
          537,945   Waste Management, Inc.                           19,731,823
--------------------------------------------------------------------------------
                                                                    172,588,622
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 0.2%
--------------------------------------------------------------------------------
          223,131   Diebold, Inc.                                     9,712,892
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING -- 0.5%
--------------------------------------------------------------------------------
          903,500   Bemis Co., Inc.                                  29,689,010
--------------------------------------------------------------------------------

DISTRIBUTORS -- 1.6%
--------------------------------------------------------------------------------
        2,062,600   Genuine Parts Company                            88,959,938
--------------------------------------------------------------------------------

DIVERSIFIED -- 2.0%
--------------------------------------------------------------------------------
          828,500   Standard and Poor's 500
                    Depositary Receipt                              110,629,605
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 3.3%
--------------------------------------------------------------------------------
        3,382,400   Bank of America Corp.                           181,195,168
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.2%
--------------------------------------------------------------------------------
        5,195,300   AT&T Inc.                                      $169,158,968
--------------------------------------------------------------------------------
          437,151   Commonwealth Telephone
                    Enterprises, Inc.                                18,023,736
--------------------------------------------------------------------------------
          702,080   Iowa Telecommunications
                    Services Inc.                                    13,894,163
--------------------------------------------------------------------------------
          871,600   Verizon Communications Inc.                      32,362,508
--------------------------------------------------------------------------------
                                                                    233,439,375
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 4.3%
--------------------------------------------------------------------------------
          160,264   FPL Group, Inc.                                   7,211,880
--------------------------------------------------------------------------------
          727,178   IDACORP, Inc.                                    27,494,600
--------------------------------------------------------------------------------
        3,126,600   Southern Co.                                    107,742,636
--------------------------------------------------------------------------------
        4,160,749   Westar Energy Inc.(1)                            97,819,209
--------------------------------------------------------------------------------
                                                                    240,268,325
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 1.1%
--------------------------------------------------------------------------------
        1,238,212   Hubbell Inc. Cl B                                59,310,355
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 1.2%
--------------------------------------------------------------------------------
        1,395,275   Wal-Mart Stores, Inc.                            68,814,963
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 3.6%
--------------------------------------------------------------------------------
        2,975,500   H.J. Heinz Co.                                  124,762,715
--------------------------------------------------------------------------------
        1,407,030   Kraft Foods Inc. Cl A                            50,174,690
--------------------------------------------------------------------------------
        1,134,200   Unilever plc ORD                                 27,954,623
--------------------------------------------------------------------------------
                                                                    202,892,028
--------------------------------------------------------------------------------

GAS UTILITIES -- 2.9%
--------------------------------------------------------------------------------
          447,391   Cascade Natural Gas Corp.                        11,672,431
--------------------------------------------------------------------------------
        1,185,800   NICOR Inc.                                       50,704,808
--------------------------------------------------------------------------------
          866,243   Piedmont Natural Gas Co., Inc.                   21,924,610
--------------------------------------------------------------------------------
        2,427,900   WGL Holdings Inc.(1)                             76,090,387
--------------------------------------------------------------------------------
                                                                    160,392,236
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE(2)
--------------------------------------------------------------------------------
           34,900   OSI Restaurant Partners, Inc.                     1,106,679
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.5%
--------------------------------------------------------------------------------
        1,282,100   Kimberly-Clark Corp.                             83,798,056
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 4.8%
--------------------------------------------------------------------------------
        7,503,600   General Electric Co.                            264,877,080
--------------------------------------------------------------------------------

INSURANCE -- 2.5%
--------------------------------------------------------------------------------
          772,500   Allstate Corp.                                   48,458,925
--------------------------------------------------------------------------------
        1,138,700   Gallagher (Arthur J.) & Co.                      30,369,129
--------------------------------------------------------------------------------
          159,588   Hartford Financial Services
                    Group Inc. (The)                                 13,844,259
--------------------------------------------------------------------------------
        1,659,136   Marsh & McLennan
                    Companies, Inc.                                  46,704,678
--------------------------------------------------------------------------------
                                                                    139,376,991
--------------------------------------------------------------------------------

IT SERVICES -- 0.1%
--------------------------------------------------------------------------------
           98,200  International Business
                   Machines Corp.                                     8,046,508
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
7

Equity Income - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Shares                                                                Value
--------------------------------------------------------------------------------

MEDIA -- 0.2%
--------------------------------------------------------------------------------
          388,600   Dow Jones & Co., Inc.                          $ 13,033,644
--------------------------------------------------------------------------------

METALS & MINING -- 0.9%
--------------------------------------------------------------------------------
          317,700   Alcoa Inc.                                        8,908,308
--------------------------------------------------------------------------------
          915,400   Compass Minerals
                    International Inc.                               25,914,974
--------------------------------------------------------------------------------
          325,100   Newmont Mining Corporation                       13,898,025
--------------------------------------------------------------------------------
                                                                     48,721,307
--------------------------------------------------------------------------------

MULTI-UTILITIES -- 4.8%
--------------------------------------------------------------------------------
        2,394,395   Ameren Corp.                                    126,400,112
--------------------------------------------------------------------------------
        2,405,400   Consolidated Edison, Inc.                       111,129,480
--------------------------------------------------------------------------------
        1,525,800   XCEL Energy Inc.                                 31,507,770
--------------------------------------------------------------------------------
                                                                    269,037,362
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 0.2%
--------------------------------------------------------------------------------
        1,059,300   Dollar General Corp.                             14,438,259
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 7.4%
--------------------------------------------------------------------------------
        1,397,400   BP plc ADR                                       91,641,492
--------------------------------------------------------------------------------
        1,258,700   BP plc ORD                                       13,709,558
--------------------------------------------------------------------------------
          643,180   Chevron Corp.                                    41,716,655
--------------------------------------------------------------------------------
        3,945,479   Exxon Mobil Corp.                               264,741,641
--------------------------------------------------------------------------------
                                                                    411,809,346
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS -- 0.3%
--------------------------------------------------------------------------------
          270,100   Weyerhaeuser Co.                                 16,619,253
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 1.9%
--------------------------------------------------------------------------------
        1,034,700   Abbott Laboratories                              50,245,031
--------------------------------------------------------------------------------
          356,100   Eli Lilly and Company                            20,297,700
--------------------------------------------------------------------------------
          201,900   Johnson & Johnson                                13,111,386
--------------------------------------------------------------------------------
          238,141   Merck & Co., Inc.                                 9,978,108
--------------------------------------------------------------------------------
          440,196   Pfizer Inc.                                      12,483,959
--------------------------------------------------------------------------------
                                                                    106,116,184
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS -- 0.8%
--------------------------------------------------------------------------------
        1,122,883   Rayonier, Inc.                                   42,444,977
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 2.1%
--------------------------------------------------------------------------------
        1,342,000   Freddie Mac                                      89,014,860
--------------------------------------------------------------------------------
        1,309,773   Washington Federal, Inc.                         29,391,306
--------------------------------------------------------------------------------
                                                                    118,406,166
--------------------------------------------------------------------------------

TOBACCO -- 2.2%
--------------------------------------------------------------------------------
          515,000   Altria Group Inc.(3)                             39,423,250
--------------------------------------------------------------------------------
        1,523,900   UST Inc.                                         83,555,437
--------------------------------------------------------------------------------
                                                                    122,978,687
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $3,463,226,262)                                             3,927,624,334
--------------------------------------------------------------------------------

Shares/Principal Amount                                               Value
--------------------------------------------------------------------------------

PURCHASED PUT OPTIONS(2)

CONTRACTS(2)
--------------------------------------------------------------------------------
            5,150   Altria Group Inc., strike
                    at $75.00, expires 3/16/07
(Cost $2,100,550)                                                  $  1,828,249
--------------------------------------------------------------------------------

CONVERTIBLE BONDS -- 23.4%

BIOTECHNOLOGY -- 0.5%
--------------------------------------------------------------------------------
      $40,700,000   Amgen Inc., 1.17%, 3/31/32(4)                    30,575,875
--------------------------------------------------------------------------------

BUILDING PRODUCTS -- 1.1%
--------------------------------------------------------------------------------
      131,170,000   Masco Corp., 3.02%, 7/20/31(4)                   61,649,900
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 0.1%
--------------------------------------------------------------------------------
           87,500   Merrill Lynch & Co., Inc.,
                    (convertible into Nuveen Investments),
                    6.75%, 10/15/07(5)                                3,920,875
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 0.3%
--------------------------------------------------------------------------------
       17,118,000   Waste Connections Inc.,
                    3.75%, 4/1/26                                    17,203,590
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.1%
--------------------------------------------------------------------------------
      107,511,000   Commonwealth Telephone
                    Enterprises, Inc.,
                    3.25%, 7/15/23                                  115,574,325
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 0.8%
--------------------------------------------------------------------------------
          238,000   Allegro Investment Corp. SA,
                    (convertible into Schlumberger Ltd.),
                    9.92%, 4/4/07 (Acquired 9/28/06,
                    Cost $14,413,280)(5)(6)                          14,601,300
--------------------------------------------------------------------------------
          160,800   Morgan Stanley, (convertible into
                    Schlumberger Ltd.), 13.02%,
                    3/8/07 (Acquired 8/31/06,
                    Cost $10,045,176)(5)(6)                           9,946,284
--------------------------------------------------------------------------------
          154,700   Morgan Stanley, (convertible into
                    Schlumberger Ltd.), 13.05%,
                    3/2/07 (Acquired 8/21/06,
                    Cost $10,023,013)(5)(6)                           9,481,563
--------------------------------------------------------------------------------
          158,000   Morgan Stanley, (convertible into
                    Schlumberger Ltd.), 13.15%,
                    1/31/07 (Acquired 7/24/06,
                    Cost $10,088,300)(5)(6)                          10,030,630
--------------------------------------------------------------------------------
                                                                     44,059,777
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 0.5%
--------------------------------------------------------------------------------
          326,000   Allegro Investment Corp. SA,
                    (convertible into Wal-Mart
                    Stores, Inc.), 6.05%, 1/18/07
                    (Acquired 7/11/06,
                    Cost $15,038,380)(5)(6)                          15,778,204
--------------------------------------------------------------------------------
          226,800   Goldman Sachs Group, Inc. (The),
                    (convertible into Wal-Mart
                    Stores, Inc.), 4.20%, 2/28/07
                    (Acquired 8/21/06,
                    Cost $10,001,653)(5)(6)                          10,606,756
--------------------------------------------------------------------------------
                                                                     26,384,960
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

Equity Income - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                      Value
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 0.9%
--------------------------------------------------------------------------------
      $ 1,901,600   Lehman Brothers Holdings
                    Inc., (convertible into
                    General Mills, Inc.), 6.25%,
                    10/15/07(5)                                    $ 51,913,680
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 0.3%
--------------------------------------------------------------------------------
          333,900   Credit Suisse New York,
                    (convertible into Beckman Coulter, Inc.),
                    7.65%, 3/19/07(5)                                18,872,028
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 1.7%
--------------------------------------------------------------------------------
       97,402,000   Lincare Holdings Inc.,
                    3.00%, 6/15/33                                   93,018,910
--------------------------------------------------------------------------------

INSURANCE -- 5.8%
--------------------------------------------------------------------------------
      367,142,000   American International
                    Group, Inc., 1.51%, 11/9/31(4)                  258,835,109
--------------------------------------------------------------------------------
          785,000   Credit Suisse USA Inc.,
                    (convertible into American
                    International Group, Inc.),
                    4.04%, 3/12/07(5)                                51,488,150
--------------------------------------------------------------------------------
          440,000   Morgan Stanley, (convertible
                    into Marsh & McLennan Companies, Inc.),
                    7.40%,  2/9/07
                    (Acquired 8/3/06,
                    Cost $11,154,000)(5)(6)                          11,754,600
--------------------------------------------------------------------------------
                                                                    322,077,859
--------------------------------------------------------------------------------

IT SERVICES -- 0.3%
--------------------------------------------------------------------------------
          184,300   Allegro Investment Corp. SA,
                    (convertible into International
                    Business Machines Corp.),
                    4.40%,  3/6/07 (Acquired 8/30/06,
                    Cost $15,038,880)(5)(6)                          14,893,246
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS -- 1.9%
--------------------------------------------------------------------------------
       92,738,000   Hasbro Inc., 2.75%, 12/1/21                     104,098,405
--------------------------------------------------------------------------------

METALS & MINING -- 0.3%
--------------------------------------------------------------------------------
          235,000   Goldman Sachs Group, Inc. (The),
                    (convertible into Newmont
                    Mining Corp.), 9.25%, 4/4/07(5)                   9,954,364
--------------------------------------------------------------------------------
          196,500   Morgan Stanley, (convertible into
                    Newmont Mining Corporation),
                    14.12%, 2/4/07 (Acquired
                    7/28/06, Cost $10,033,290)(5)(6)                  8,707,898
--------------------------------------------------------------------------------
                                                                     18,662,262
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 1.8%
--------------------------------------------------------------------------------
       40,058,000   Devon Energy Corporation,
                    (convertible into Chevron Corp.),
                    4.90%, 8/15/08(5)                                50,523,153
--------------------------------------------------------------------------------
       40,057,000   Devon Energy Corporation,
                    (convertible into Chevron Corp.),
                    4.95%, 8/15/08(5)                                50,521,891
--------------------------------------------------------------------------------
                                                                    101,045,044
--------------------------------------------------------------------------------

Principal Amount/Shares                                               Value
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 2.5%
--------------------------------------------------------------------------------
     $    495,200   Credit Suisse New York,
                    (convertible into Bristol-Myers
                    Squibb Co.), 8.14, 2/15/07(5)                 $  10,978,584
--------------------------------------------------------------------------------
          478,900   IXIS Financial Products Inc.,
                    (convertible into Bristol-Myers
                    Squibb Co.), 7.65%, 2/28/07
                    (Acquired 8/22/06,
                    Cost $10,416,075)(5)(6)                          11,108,229
--------------------------------------------------------------------------------
          627,800   IXIS Financial Products Inc.,
                    (convertible into Bristol-Myers
                    Squibb Co.), 9.50%, 2/15/07
                    (Acquired 8/8/06,
                    Cost $13,378,418)(5)(6)                          14,510,624
--------------------------------------------------------------------------------
          236,100   Lehman Brothers Holdings Inc.
                    (convertible into Bristol-Myers
                    Squibb Co.), 9.55%, 2/10/07(5)                    5,411,294
--------------------------------------------------------------------------------
      105,717,000   Watson Pharmaceuticals, Inc.,
                    1.75%, 3/15/23                                   97,259,640
--------------------------------------------------------------------------------
                                                                    139,268,371
--------------------------------------------------------------------------------

SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 1.3%
--------------------------------------------------------------------------------
       61,266,000   Intel Corp., 2.95%, 12/15/35                     55,062,818
--------------------------------------------------------------------------------
          933,000   IXIS Financial Products Inc.,
                    (convertible into Applied
                    Materials, Inc.), 6.75%, 11/24/06
                    (Acquired 6/27/06,
                    Cost $15,926,310)(5)(6)                          16,722,532
--------------------------------------------------------------------------------
                                                                     71,785,350
--------------------------------------------------------------------------------

SOFTWARE -- 0.9%
--------------------------------------------------------------------------------
        1,938,000   Morgan Stanley, (convertible into
                    Microsoft Corporation), 6.20%,
                    3/2/07 (Acquired 8/23/06,
                    Cost $49,942,260)(5)(6)                          50,959,710
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 0.3%
--------------------------------------------------------------------------------
          453,800   Goldman Sachs Group, Inc.
                    (The), (convertible into
                    Home Depot, Inc. (The)), 6.25%,
                    2/5/07 (Acquired 7/27/06,
                    Cost $15,624,334)(5)(6)                          16,149,381
--------------------------------------------------------------------------------

TOTAL CONVERTIBLE BONDS
(Cost $1,259,601,241)                                             1,302,113,548
--------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 4.6%

AEROSPACE & DEFENSE -- 1.3%
--------------------------------------------------------------------------------
          556,300  Northrop Grumman Corp.,
                   7.00%, 4/4/21                                    73,987,900
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.4%
--------------------------------------------------------------------------------
          443,700  Newell Financial Trust I,
                   5.25%, 12/1/27                                   20,410,200
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
9

Equity Income - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Shares                                                                Value
--------------------------------------------------------------------------------

INSURANCE -- 0.1%
--------------------------------------------------------------------------------
           94,100   Aspen Insurance
                    Holdings Ltd., 5.625%,
                    12/31/49                                       $  4,898,846
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 0.6%
--------------------------------------------------------------------------------
          633,200   Schering-Plough Corp.,
                    6.00%, 9/14/07                                   35,199,588
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 2.2%
--------------------------------------------------------------------------------
            1,256   Fannie Mae, 5.375%,
                    1/5/08                                          121,232,260
--------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $246,663,793)                                                 255,728,794
--------------------------------------------------------------------------------

                                                                      Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 3.0%

Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S.
Treasury obligations, 5.25% -- 6.00%,
2/15/26 -- 2/15/29, valued at $169,761,090),
in a joint trading account  at 4.90%, dated 9/29/06,
due 10/2/06 (Delivery value $166,567,988)
(Cost $166,500,000)                                                $166,500,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 101.5%
(Cost $5,138,091,846)                                             5,653,794,925
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (1.5)%                              (85,833,985)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                       $5,567,960,940
================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

         Contracts            Settlement                          Unrealized
          to Sell                Date               Value         Gain (Loss)
--------------------------------------------------------------------------------
  41,409,854  GBP for USD      10/31/06          $77,526,191       $615,860
                                            ====================================
(Value on Settlement Date $78,142,051)

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
GBP = British Pound
ORD = Foreign Ordinary Share
USD = United States Dollar

(1) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940. (See Note 5 in Notes to Financial Statements.)

(2) Category is less than 0.05% of total net assets.

(3) Security, or a portion thereof, is being held in connection with an open put option.

(4) Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(5) Equity-linked debt security. The aggregate value of these securities at
    September 30, 2006, was $468,834,976, which represented 8.4% of total net assets.

(6) This equity-linked debt security was purchased under Rule 144A of the
    Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at
    September 30, 2006, was $215,250,957, which represented 3.9% of net assets.

See Notes to Financial Statements.

------
10

Mid Cap Value - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2006
                                                      --------------
                                                      AVERAGE ANNUAL
                                                          RETURNS
--------------------------------------------------------------------------------
                                                           SINCE     INCEPTION
                                6 MONTHS(1)    1 YEAR    INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                    4.02%        15.22%     15.27%       3/31/04
--------------------------------------------------------------------------------
RUSSELL MIDCAP VALUE INDEX(2)     2.95%        12.28%     16.52%         --
--------------------------------------------------------------------------------
Institutional Class               4.21%        15.53%     17.65%       8/2/04
--------------------------------------------------------------------------------
Advisor Class                     3.89%        14.93%     14.24%       1/13/05
--------------------------------------------------------------------------------
R Class                           3.84%        14.65%      9.89%       7/29/05
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------
11

Mid Cap Value - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made March 31, 2004

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended September 30
--------------------------------------------------------------------------------
                                                   2004*      2005       2006
--------------------------------------------------------------------------------
Investor Class                                     2.80%     20.48%     15.22%
--------------------------------------------------------------------------------
Russell Midcap Value Index                         3.50%     26.13%     12.28%
--------------------------------------------------------------------------------

*From 3/31/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
12

Mid Cap Value - Portfolio Commentary

PORTFOLIO MANAGERS: PHIL DAVIDSON, MICHAEL LISS, AND SCOTT MOORE

PERFORMANCE SUMMARY

Although market returns favored large-cap stocks, Mid Cap Value was still up solidly for the six months ended September 30, 2006, gaining 4.02%*. Its benchmark, the Russell Midcap Value Index, gained 2.95%. The median return for
Morningstar's Mid Cap Value category was 0.92%**. Looking at the broad mid-cap universe, the Russell Midcap Index was down 0.52%***.

Mid Cap Value has provided strong performance since its inception on March 31,
2004. The portfolio's average annualized return of 15.27% was well ahead of the
11.70% median return for Morningstar's Mid Cap Value category. The Russell
Midcap Value Index was up 16.52% for the same period.

CONSUMER STAPLES LED PORTFOLIO

Investments in providers of everyday consumer products contributed the most to our results, led by Kimberly-Clark Corp. and H. J. Heinz Co.  Kimberly-Clark,
one of the largest makers of personal-care paper products, benefited from price increases, cost structure rationalization, and the stabilization of key commodity prices. Heinz's shares were driven higher by the shareholder activist activities of investor Nelson Peltz. Peltz's push to gain several seats on the food company's board of directors forced management to respond with a plan to cut costs and invest behind the company's portfolio of brands.

UTILITIES ADDED VALUE

Utility stocks were another source of performance, as stock selection across the industry worked to our favor. Our investments were led by multi-utility XCEL
Energy Inc., an electricity and natural gas energy company that operates in eight Western and Midwestern states. XCEL posted strong second-quarter results, enhanced by rate increases and sales growth. We were also rewarded for owning
Northeast Utilities, which provides electricity and natural gas to customers in
Connecticut, Massachusetts and New Hampshire. Northeast is in the midst of a large upgrade of transmission plant and equipment, which should increase its earnings power.

FINANCIALS A PLUS

Financial stocks also were among our largest contributors. Profits for

TOP TEN HOLDINGS
AS OF SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/06               3/31/06
--------------------------------------------------------------------------------
Equitable Resources Inc.                  3.8%                  2.7%
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                      3.4%                  3.6%
--------------------------------------------------------------------------------
Beckman Coulter, Inc.                     2.6%                  1.8%
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                      2.4%                  3.3%
--------------------------------------------------------------------------------
H.J. Heinz Co.                            2.3%                  1.8%
--------------------------------------------------------------------------------
Symmetry Medical Inc.                     2.3%                  0.2%
--------------------------------------------------------------------------------
Fifth Third Bancorp                       2.2%                  1.7%
--------------------------------------------------------------------------------
HCA Inc.                                  2.1%                  1.1%
--------------------------------------------------------------------------------
Dollar General Corp.                      2.0%                  2.2%
--------------------------------------------------------------------------------
AptarGroup, Inc.                          2.0%                  0.4%
--------------------------------------------------------------------------------

  * All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

**  The median return for Morningstar's Mid Cap Value category was 9.39% for the
    1-year period ended September 30, 2006.

*** The Russell Midcap Index returned 9.57% for the 1-year
    period ended September 30, 2006.                                (continued)

------
13

Mid Cap Value - Portfolio Commentary

commercial banks were squeezed during part of the period by rising short-term interest rates (a rising cost for capital). Nonetheless, SunTrust Banks Inc. was one of our top contributors. SunTrust, the seventh-largest U.S. bank, operates throughout 11 Southeastern states, which represent one of the highest population growth footprints in banking. Freddie Mac was another strong contributor -- as well as a good example of our willingness to be patient while a company works through what we believe are transitory problems. The mortgage industry stock rebounded after being beset by a delay in reporting its 2005 results and the prospect of increased regulation of government-sponsored enterprises.

CONSUMER DISCRETIONARY STOCKS DETRACTED

Consumer discretionary stocks detracted from our results. In retailing, discounter Dollar General Corp. found its profits squeezed by markdowns, higher shrink (losses from theft) and gasoline prices that both raised transportation costs and slowed spending by consumers. We continue to hold the position. Our position in Valassis Communications Inc. also performed below our expectations.
Valassis is a marketing services company that produces advertising inserts for newspapers. In July, Valassis sought to acquire ADVO Inc., a major direct mail services company. After reviewing the terms of the transaction, it was our opinion that the acquisition would have a dilutive effect on Valassis' shares.
We eliminated the holding.

PORTFOLIO OBJECTIVES

Mid Cap Value is designed for investors seeking long-term capital growth with potential for income. It can serve a supporting role in a portfolio that also contains more volatile growth investments.

TOP FIVE INDUSTRIES
AS OF SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/06               3/31/06
--------------------------------------------------------------------------------
Food Products                             6.5%                  9.6%
--------------------------------------------------------------------------------
Commercial Banks                          6.3%                  7.2%
--------------------------------------------------------------------------------
Chemicals                                 6.0%                  8.1%
--------------------------------------------------------------------------------
Health Care Equipment
& Supplies                                5.9%                  3.3%
--------------------------------------------------------------------------------
Oil, Gas &
Consumable Fuels                          5.3%                  4.2%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        9/30/06               3/31/06
--------------------------------------------------------------------------------
Common Stocks                            94.7%                 97.8%
--------------------------------------------------------------------------------
Temporary
Cash Investments                          5.5%                  5.2%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                         (0.2)%                (3.0)%
--------------------------------------------------------------------------------

------
14

Mid Cap Value - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Shares                                                                Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 94.7%

AEROSPACE & DEFENSE -- 1.2%
--------------------------------------------------------------------------------
           46,408   Honeywell International Inc.                   $  1,898,088
--------------------------------------------------------------------------------
           12,241   Northrop Grumman Corp.                              833,245
--------------------------------------------------------------------------------
                                                                      2,731,333
--------------------------------------------------------------------------------

AUTOMOBILES -- 0.2%
--------------------------------------------------------------------------------
           11,519   Winnebago Industries                                361,466
--------------------------------------------------------------------------------

BEVERAGES -- 2.4%
--------------------------------------------------------------------------------
           55,201   Anheuser-Busch
                    Companies, Inc.                                   2,622,600
--------------------------------------------------------------------------------
          132,089   Coca-Cola Enterprises Inc.                        2,751,413
--------------------------------------------------------------------------------
                                                                      5,374,013
--------------------------------------------------------------------------------

BUILDING PRODUCTS -- 0.9%
--------------------------------------------------------------------------------
           74,129   Masco Corp.                                       2,032,617
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 0.1%
--------------------------------------------------------------------------------
            4,239   Nuveen Investments Inc. Cl A                        217,164
--------------------------------------------------------------------------------

CHEMICALS -- 6.0%
--------------------------------------------------------------------------------
           14,105   Air Products & Chemicals, Inc.                      936,149
--------------------------------------------------------------------------------
           44,980   du Pont (E.I.)
                    de Nemours & Co.                                  1,926,943
--------------------------------------------------------------------------------
           20,792   Ferro Corp.                                         369,682
--------------------------------------------------------------------------------
          104,016   International Flavors
                    & Fragrances Inc.                                 4,112,793
--------------------------------------------------------------------------------
           76,986   Minerals Technologies Inc.                        4,111,052
--------------------------------------------------------------------------------
           44,641   Nalco Holding Co.(1)                                826,751
--------------------------------------------------------------------------------
           53,386   Olin Corp.                                          820,009
--------------------------------------------------------------------------------
                                                                     13,103,379
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 6.3%
--------------------------------------------------------------------------------
           43,731   BB&T Corporation                                  1,914,543
--------------------------------------------------------------------------------
          128,964   Fifth Third Bancorp                               4,910,949
--------------------------------------------------------------------------------
           32,052   South Financial Group Inc. (The)                    834,314
--------------------------------------------------------------------------------
           69,717   SunTrust Banks, Inc.                              5,387,730
--------------------------------------------------------------------------------
           10,384   Zions Bancorporation                                828,747
--------------------------------------------------------------------------------
                                                                     13,876,283
--------------------------------------------------------------------------------

COMMERCIAL SERVICES
& SUPPLIES -- 3.8%
--------------------------------------------------------------------------------
          111,179   ARAMARK Corp. Cl B                                3,653,341
--------------------------------------------------------------------------------
           38,253   Pitney Bowes, Inc.                                1,697,286
--------------------------------------------------------------------------------
           75,066   Republic Services, Inc. Cl A                      3,018,404
--------------------------------------------------------------------------------
                                                                      8,369,031
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 0.5%
--------------------------------------------------------------------------------
           27,456   Diebold, Inc.                                     1,195,160
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING -- 2.9%
--------------------------------------------------------------------------------
           86,015   AptarGroup, Inc.                                  4,376,444
--------------------------------------------------------------------------------
           58,511   Bemis Co., Inc.                                   1,922,671
--------------------------------------------------------------------------------
                                                                      6,299,115
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

DISTRIBUTORS -- 1.0%
--------------------------------------------------------------------------------
           48,590   Genuine Parts Company                          $  2,095,687
--------------------------------------------------------------------------------

DIVERSIFIED -- 1.8%
--------------------------------------------------------------------------------
           53,920   iShares S&P MidCap 400
                    Index Fund                                        4,061,794
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION  SERVICES -- 2.1%
--------------------------------------------------------------------------------
           56,073   Commonwealth Telephone
                    Enterprises, Inc.                                 2,311,890
--------------------------------------------------------------------------------
          120,997   Iowa Telecommunications
                    Services Inc.                                     2,394,530
--------------------------------------------------------------------------------
                                                                      4,706,420
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.2%
--------------------------------------------------------------------------------
           17,373   Empire District Electric Co.                        388,808
--------------------------------------------------------------------------------
           62,120   Northeast Utilities                               1,445,532
--------------------------------------------------------------------------------
           34,372   Westar Energy Inc.                                  808,086
--------------------------------------------------------------------------------
                                                                      2,642,426
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 1.9%
--------------------------------------------------------------------------------
           59,873   Hubbell Inc. Cl A                                 2,670,335
--------------------------------------------------------------------------------
           30,205   Hubbell Inc. Cl B                                 1,446,820
--------------------------------------------------------------------------------
                                                                      4,117,155
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT
& INSTRUMENTS -- 0.7%
--------------------------------------------------------------------------------
           84,488   CPI International Inc.(1)                         1,112,707
--------------------------------------------------------------------------------
           38,011   Vishay Intertechnology, Inc.(1)                     533,674
--------------------------------------------------------------------------------
                                                                      1,646,381
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 6.5%
--------------------------------------------------------------------------------
           68,768   ConAgra Foods, Inc.                               1,683,441
--------------------------------------------------------------------------------
          228,974   Diamond Foods Inc.                                3,276,618
--------------------------------------------------------------------------------
           38,080   General Mills, Inc.                               2,155,328
--------------------------------------------------------------------------------
          118,404   H.J. Heinz Co.                                    4,964,681
--------------------------------------------------------------------------------
           95,621   Unilever N.V. New York Shares                     2,346,539
--------------------------------------------------------------------------------
                                                                     14,426,607
--------------------------------------------------------------------------------

GAS UTILITIES -- 2.0%
--------------------------------------------------------------------------------
           22,951   AGL Resources Inc.                                  837,712
--------------------------------------------------------------------------------
          110,773   WGL Holdings Inc.                                 3,471,625
--------------------------------------------------------------------------------
                                                                      4,309,337
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT
& SUPPLIES -- 5.9%
--------------------------------------------------------------------------------
           98,914   Beckman Coulter, Inc.                             5,693,490
--------------------------------------------------------------------------------
           72,784   National Dentex Corp.(1)                          1,430,206
--------------------------------------------------------------------------------
           34,441   Steris Corp.                                        828,650
--------------------------------------------------------------------------------
          328,701   Symmetry Medical Inc.(1)                          4,960,098
--------------------------------------------------------------------------------
                                                                     12,912,444
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
15

Mid Cap Value - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Shares                                                                Value
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS  & SERVICES -- 2.9%
--------------------------------------------------------------------------------
           54,314   Apria Healthcare Group Inc.(1)                 $  1,072,158
--------------------------------------------------------------------------------
           90,944   HCA Inc.                                          4,537,196
--------------------------------------------------------------------------------
           11,890   Universal Health
                    Services, Inc. Cl B                                 712,568
--------------------------------------------------------------------------------
                                                                      6,321,922
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 4.6%
--------------------------------------------------------------------------------
           79,209   International
                    Speedway Corp.                                    3,947,777
--------------------------------------------------------------------------------
           84,213   OSI Restaurant Partners, Inc.                     2,670,394
--------------------------------------------------------------------------------
           94,752   Speedway Motorsports Inc.                         3,449,920
--------------------------------------------------------------------------------
                                                                     10,068,091
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.3%
--------------------------------------------------------------------------------
            8,459   Hunter Douglas N.V. ORD                             593,265
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 4.0%
--------------------------------------------------------------------------------
           22,842   Clorox Company                                    1,439,046
--------------------------------------------------------------------------------
          113,092   Kimberly-Clark Corp.                              7,391,693
--------------------------------------------------------------------------------
                                                                      8,830,739
--------------------------------------------------------------------------------

INSURANCE -- 5.0%
--------------------------------------------------------------------------------
           12,746   Allstate Corp.                                      799,557
--------------------------------------------------------------------------------
           10,138   Ambac Financial Group, Inc.                         838,920
--------------------------------------------------------------------------------
           30,659   Aspen Insurance Holdings Ltd.                       791,922
--------------------------------------------------------------------------------
           24,491   Chubb Corp.                                       1,272,552
--------------------------------------------------------------------------------
           23,766   Genworth Financial Inc. Cl A                        832,048
--------------------------------------------------------------------------------
           14,506   Hartford Financial Services
                    Group Inc. (The)                                  1,258,396
--------------------------------------------------------------------------------
           43,011   Horace Mann Educators Corp.                         827,102
--------------------------------------------------------------------------------
          102,572   Marsh & McLennan
                    Companies, Inc.                                   2,887,401
--------------------------------------------------------------------------------
          110,221   RAM Holdings Ltd.(1)                              1,432,872
--------------------------------------------------------------------------------
                                                                     10,940,770
--------------------------------------------------------------------------------

IT SERVICES -- 1.2%
--------------------------------------------------------------------------------
            5,601   Accenture Ltd. Cl A                                 177,608
--------------------------------------------------------------------------------
           16,487   DST Systems, Inc.(1)                              1,016,753
--------------------------------------------------------------------------------
          113,119   NCI Inc. Cl A(1)                                  1,356,297
--------------------------------------------------------------------------------
                                                                      2,550,658
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS -- 2.0%
--------------------------------------------------------------------------------
           95,064   Arctic Cat Inc.                                   1,578,062
--------------------------------------------------------------------------------
          126,420   Hasbro, Inc.                                      2,876,055
--------------------------------------------------------------------------------
                                                                      4,454,117
--------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES -- 0.3%
--------------------------------------------------------------------------------
           27,198   PRA International(1)                                725,915
--------------------------------------------------------------------------------

MACHINERY -- 0.4%
--------------------------------------------------------------------------------
           22,549   Kaydon Corporation                                  834,764
--------------------------------------------------------------------------------

MEDIA -- 0.1%
--------------------------------------------------------------------------------
            8,885   Dow Jones & Co., Inc.                               298,003
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

METALS & MINING -- 1.2%
--------------------------------------------------------------------------------
           52,545   Compass Minerals
                    International Inc.                             $  1,487,549
--------------------------------------------------------------------------------
           24,941   Newmont Mining Corporation                        1,066,228
--------------------------------------------------------------------------------
                                                                      2,553,777
--------------------------------------------------------------------------------

MULTI-UTILITIES -- 4.7%
--------------------------------------------------------------------------------
           39,846   Ameren Corp.                                      2,103,470
--------------------------------------------------------------------------------
           27,412   Consolidated Edison, Inc.                         1,266,434
--------------------------------------------------------------------------------
           93,143   Puget Energy Inc.                                 2,117,140
--------------------------------------------------------------------------------
           34,541   Wisconsin Energy Corp.                            1,490,099
--------------------------------------------------------------------------------
          163,111   XCEL Energy Inc.                                  3,368,243
--------------------------------------------------------------------------------
                                                                     10,345,386
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 2.0%
--------------------------------------------------------------------------------
          330,912   Dollar General Corp.                              4,510,331
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 5.3%
--------------------------------------------------------------------------------
          238,753   Equitable Resources Inc.                          8,351,580
--------------------------------------------------------------------------------
           69,384   Murphy Oil Corp.                                  3,299,209
--------------------------------------------------------------------------------
                                                                     11,650,789
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS -- 1.5%
--------------------------------------------------------------------------------
           98,082   MeadWestvaco Corp.                                2,600,154
--------------------------------------------------------------------------------
           12,497   Weyerhaeuser Co.                                    768,940
--------------------------------------------------------------------------------
                                                                      3,369,094
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 1.2%
--------------------------------------------------------------------------------
          101,380   Watson Pharmaceuticals, Inc.(1)                   2,653,115
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS -- 1.4%
--------------------------------------------------------------------------------
           61,112   Annaly Capital
                    Management Inc.                                     803,012
--------------------------------------------------------------------------------
           69,257   Education Realty Trust, Inc.                      1,022,233
--------------------------------------------------------------------------------
           33,860   Rayonier, Inc.                                    1,279,908
--------------------------------------------------------------------------------
                                                                      3,105,153
--------------------------------------------------------------------------------

ROAD & RAIL -- 0.5%
--------------------------------------------------------------------------------
           63,972   Heartland Express, Inc.                           1,003,081
--------------------------------------------------------------------------------

SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 1.2%
--------------------------------------------------------------------------------
           56,701   Applied Materials, Inc.                           1,005,309
--------------------------------------------------------------------------------
           16,320   KLA-Tencor Corp.                                    725,750
--------------------------------------------------------------------------------
           74,563   Teradyne, Inc.(1)                                   981,249
--------------------------------------------------------------------------------
                                                                      2,712,308
--------------------------------------------------------------------------------

SOFTWARE -- 0.6%
--------------------------------------------------------------------------------
           63,378   Synopsys, Inc.(1)                                 1,249,814
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 0.6%
--------------------------------------------------------------------------------
           42,380   Gap, Inc. (The)                                     803,101
--------------------------------------------------------------------------------
           20,091   Lowe's Companies, Inc.                              563,753
--------------------------------------------------------------------------------
                                                                      1,366,854
--------------------------------------------------------------------------------

TEXTILES, APPAREL &
LUXURY GOODS -- 0.4%
--------------------------------------------------------------------------------
           21,088   Liz Claiborne, Inc.                                 833,187
--------------------------------------------------------------------------------

------
16

See Notes to Financial Statements.                                  (continued)

Mid Cap Value - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Shares                                                                Value
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 5.2%
--------------------------------------------------------------------------------
           47,163   Fannie Mae                                     $  2,636,883
--------------------------------------------------------------------------------
           55,836   Freddie Mac                                       3,703,602
--------------------------------------------------------------------------------
           65,054   MGIC Investment Corp.                             3,901,289
--------------------------------------------------------------------------------
           56,094   Washington Federal, Inc.                          1,258,749
--------------------------------------------------------------------------------
                                                                     11,500,523
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS -- 0.7%
--------------------------------------------------------------------------------
           21,756   Grainger (W.W.), Inc.                             1,458,087
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $198,786,863)                                                 208,407,555
--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 5.5%

      $12,200,000   FHLB Discount Notes,
                    4.75%, 10/2/06(2)
(Cost $12,198,390)                                                 $ 12,200,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.2%
(Cost $210,985,253)                                                 220,607,555
--------------------------------------------------------------------------------

OTHER ASSETS AND
LIABILITIES -- (0.2)%                                                  (420,108)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                         $220,187,447
================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                              Settlement                         Unrealized
     Contracts to Sell           Date              Value         Gain (Loss)
--------------------------------------------------------------------------------
    1,728,700 Euro for USD     10/31/06         $2,195,984         $3,458
                                             ===================================

(Value on Settlement Date $2,199,442)

NOTES TO SCHEDULE OF INVESTMENTS

FHLB = Federal Home Loan Bank
ORD = Foreign Ordinary Share
USD = United States Dollar

(1) Non-income producing.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
17

Small Cap Value - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2006
                                                        ----------------------
                                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------------------
                                                                      SINCE      INCEPTION
                                 6 MONTHS(1)   1 YEAR     5 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------------------
INVESTOR CLASS                     -0.96%       8.94%     15.07%     15.25%       7/31/98
--------------------------------------------------------------------------------------------
RUSSELL 2000 VALUE INDEX(2)(3)     -0.22%      14.01%     16.96%     11.95%         --
--------------------------------------------------------------------------------------------
Institutional Class                -0.86%       9.14%     15.30%     16.49%      10/26/98
--------------------------------------------------------------------------------------------
Advisor Class                      -1.15%       8.61%     14.80%     18.05%      12/31/99
--------------------------------------------------------------------------------------------
C Class                                                                            6/1/01
   No sales charge*                -1.48%       7.84%     13.95%(4)  11.24%(4)
   With sales charge*              -2.47%       7.84%     13.95%(4)  11.24%(4)
--------------------------------------------------------------------------------------------

*Sales charges include contingent deferred sales charges (CDSCs), as applicable.
 C Class shares redeemed within 12 months of purchase are subject to a maximum
 CDSC of 1.00%. Please see the Share Class Information page for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Effective January 1, 2006, the S&P SmallCap 600/BARRA Value Index ceased to exist, the benchmark was changed to the Russell 2000 Value Index.

(4) Class returns would have been lower if American Century had not voluntarily waived a portion of its service and distribution fees.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                   (continued)

------
18

Small Cap Value - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made July 31, 1998

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended September 30
--------------------------------------------------------------------------------------------------
                            1998*   1999    2000    2001    2002    2003    2004    2005    2006
--------------------------------------------------------------------------------------------------
Investor Class             -9.80%  13.25%  21.76%  27.06%  -1.21%  25.63%  24.21%  20.19%   8.94%
--------------------------------------------------------------------------------------------------
Russell 2000 Value Index  -10.90%   5.83%  15.36%   5.61%  -1.47%  31.66%  25.66%  17.75%  14.01%
--------------------------------------------------------------------------------------------------

*From 7/31/98, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
19

Small Cap Value - Portfolio Commentary

PORTFOLIO MANAGERS: BEN GIELE AND KEVIN LAUB

PERFORMANCE SUMMARY

For the six months ended September 30, 2006, Small Cap Value declined 0.96%*, compared with the 0.22% decline of its benchmark, the Russell 2000 Value Index.

The reporting period presented some challenges for small-cap stocks. Larger firms generally attracted more investors, a trend evidenced by the 6.85% return of the Russell 1000 Value Index, which tracks the progress of larger value-oriented companies. In addition, many of the smaller firms that did command attention did not meet our value criteria and therefore did not merit inclusion in the portfolio. Ultimately, our areas of strength were not enough to offset the downdraft elsewhere in the portfolio.

Though the most recent period was a challenging one, Small Cap Value's long-term performance has been strong. Since the portfolio's July 31, 1998, inception, it has posted an average annual return of 15.25%, handily outpacing the 11.95%
return of its benchmark for the same period.

AREAS OF STRENGTH: UTILITIES, CONSUMER STAPLES

Small Cap Value's investments in the utilities sector contributed the most to total return. Electric utility companies were the strongest performers, and overweight or portfolio-only positions, such as IDACORP, Inc. and Great Plains
Energy Inc., added value.

We also found success in the consumer staples sector. Our small but rewarding position included companies that produce goods and services that are expected to be in demand regardless of economic conditions. In this area, prudent allocation and effective stock selection combined to bolster performance.

Finally, our position in the information technology sector, a sizeable stake, added value and represented the greatest source of excess return against the benchmark, results attributable entirely to security selection. Long-time holding Sybase, Inc. was the portfolio's top-contributing stock. Sybase, an infrastructure and mobile applications software company, announced a 66%
quarterly increase in net income and raised its profit outlook for 2007. The firm also announced plans to buy Mobile 365, which will make Sybase the leader in mobile messaging and content delivery.

TOP TEN HOLDINGS
AS OF SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/06               3/31/06
--------------------------------------------------------------------------------
iShares Russell 2000
Index Fund                                3.5%                  1.5%
--------------------------------------------------------------------------------
Sybase, Inc.                              1.9%                  2.0%
--------------------------------------------------------------------------------
Washington Federal, Inc.                  1.2%                  1.1%
--------------------------------------------------------------------------------
Platinum Underwriters
Holdings                                  1.2%                  1.0%
--------------------------------------------------------------------------------
Beckman Coulter, Inc.                     1.1%                   --
--------------------------------------------------------------------------------
Minerals Technologies Inc.                1.0%                  0.8%
--------------------------------------------------------------------------------
International
Speedway Corp.                            1.0%                  0.4%
--------------------------------------------------------------------------------
Perot Systems Corp. Cl A                  1.0%                  1.0%
--------------------------------------------------------------------------------
LifePoint Hospitals Inc.                  1.0%                  0.3%
--------------------------------------------------------------------------------
South Financial
Group Inc. (The)                          1.0%                  0.8%
--------------------------------------------------------------------------------

* All fund returns referenced in this commentary
  are for Investor Class shares.
  Total returns for periods less than
  one year are not annualized.                                      (continued)

------
20

Small Cap Value - Portfolio Commentary

Sybase is a good example of our style at work. Our disciplined stock selection guides us to higher quality names such as this one, and that mandate and bias have been rewarded in the past three months as investors have rediscovered quality names like Sybase. In addition, this quality trend represents an improving environment for our strategy.

CONSUMER DISCRETIONARY SLOWED PERFORMANCE

Investments in the consumer discretionary sector detracted the most from portfolio performance during the six-month period. This economically sensitive sector suffered as consumers reined in purchasing amid mixed economic signals, higher gas prices, and fears of rising interest rates. Many industries in this group suffered setbacks, and our positions were no exception. Media firms and specialty retailers suffered declines in the portfolio. Valassis Communications,
Inc., a marketing services company that produces advertising inserts for newspapers, and teen novelty sensation Hot Topic, Inc. were notable decliners.

ADDITIONAL DETRACTORS

Holdings in the materials sector also slowed performance, with losses occurring mostly in the metals and mining sector. Both allocation and security selection worked against us, and our relatively greater exposure to companies that registered losses proved costly.

Elsewhere, life reinsurance firm Scottish Re, based in Bermuda, was the portfolio's top-detracting stock. After posting unexpected losses in the second quarter of 2006, investors severely punished the stock. We eliminated the position.

PORTFOLIO OBJECTIVE

Small Cap Value is designed for investors seeking long-term capital growth with quarterly income. It can serve a supporting role in a portfolio that also contains large-cap growth investments.

TOP FIVE INDUSTRIES
AS OF SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/06               3/31/06
--------------------------------------------------------------------------------
Insurance                                 7.6%                  7.1%
--------------------------------------------------------------------------------
Commercial Banks                          6.8%                  6.0%
--------------------------------------------------------------------------------
Machinery                                 4.9%                  5.3%
--------------------------------------------------------------------------------
Software                                  4.8%                  4.9%
--------------------------------------------------------------------------------
Real Estate
Investment Trusts                         4.6%                  4.5%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        9/30/06               3/31/06
--------------------------------------------------------------------------------
Domestic
Common Stocks                            89.0%                 92.0%
--------------------------------------------------------------------------------
Foreign Common Stocks                     5.6%                  4.3%
--------------------------------------------------------------------------------
Foreign Convertible
Preferred Stocks                          0.7%                   --
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    95.3%                 96.3%
--------------------------------------------------------------------------------
Temporary
Cash Investments                          4.3%                  3.2%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                           0.4%                  0.5%
--------------------------------------------------------------------------------

------
21

Small Cap Value - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Shares                                                                Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 94.6%

AEROSPACE & DEFENSE -- 2.1%
--------------------------------------------------------------------------------
          130,000   Alliant Techsystems Inc.(1)                  $   10,537,800
--------------------------------------------------------------------------------
          340,000   Curtiss-Wright Corp.                             10,319,000
--------------------------------------------------------------------------------
          265,000   DRS Technologies, Inc.                           11,572,550
--------------------------------------------------------------------------------
          235,000   EDO Corp.                                         5,376,800
--------------------------------------------------------------------------------
          175,000   Moog Inc. Cl A(1)                                 6,065,500
--------------------------------------------------------------------------------
                                                                     43,871,650
--------------------------------------------------------------------------------

AIRLINES -- 0.5%
--------------------------------------------------------------------------------
          410,000   SkyWest, Inc.                                    10,053,200
--------------------------------------------------------------------------------

AUTO COMPONENTS -- 0.6%
--------------------------------------------------------------------------------
          630,000   ArvinMeritor Inc.                                 8,971,200
--------------------------------------------------------------------------------
          180,000   Lear Corporation                                  3,726,000
--------------------------------------------------------------------------------
                                                                     12,697,200
--------------------------------------------------------------------------------

BUILDING PRODUCTS -- 0.5%
--------------------------------------------------------------------------------
          440,000   Griffon Corp.(1)                                 10,502,800
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 2.6%
--------------------------------------------------------------------------------
          355,000   Apollo Investment Corp.                           7,281,050
--------------------------------------------------------------------------------
          270,000   Cowen Group Inc.(1)                               4,268,700
--------------------------------------------------------------------------------
          160,000   Lazard Ltd. Cl A                                  6,396,800
--------------------------------------------------------------------------------
          460,000   MCG Capital Corp.                                 7,511,800
--------------------------------------------------------------------------------
        1,080,000   Patriot Capital Funding, Inc.(2)                 14,385,600
--------------------------------------------------------------------------------
          605,000   Waddell & Reed Financial Inc.                    14,973,750
--------------------------------------------------------------------------------
                                                                     54,817,700
--------------------------------------------------------------------------------

CHEMICALS -- 2.7%
--------------------------------------------------------------------------------
          740,000   Ferro Corp.                                      13,157,200
--------------------------------------------------------------------------------
           50,000   FMC Corp.                                         3,203,500
--------------------------------------------------------------------------------
          410,000   Minerals Technologies Inc.                       21,894,000
--------------------------------------------------------------------------------
          995,000   Olin Corp.                                       15,283,200
--------------------------------------------------------------------------------
          230,000   Sensient Technologies Corp.                       4,501,100
--------------------------------------------------------------------------------
                                                                     58,039,000
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 6.8%
--------------------------------------------------------------------------------
          230,000   Central Pacific Financial Corp.                   8,413,400
--------------------------------------------------------------------------------
          280,000   Chemical Financial Corp.                          8,310,400
--------------------------------------------------------------------------------
          105,000   Cullen/Frost Bankers, Inc.                        6,071,100
--------------------------------------------------------------------------------
          532,409   First Midwest Bancorp, Inc.                      20,172,977
--------------------------------------------------------------------------------
          970,000   Fulton Financial Corp.                           15,704,300
--------------------------------------------------------------------------------
          380,000   Greater Bay Bancorp                              10,719,800
--------------------------------------------------------------------------------
          440,000   Hanmi Financial Corp.                             8,624,000
--------------------------------------------------------------------------------
          315,000   Pacific Capital Bancorp                           8,495,550
--------------------------------------------------------------------------------
          115,000   Provident Bankshares Corp.                        4,260,750
--------------------------------------------------------------------------------
          255,000   Sky Financial Group Inc.                          6,349,500
--------------------------------------------------------------------------------
          805,000   South Financial Group Inc. (The)                 20,954,150
--------------------------------------------------------------------------------
          205,000   Sterling Bancshares, Inc.                         4,151,250
--------------------------------------------------------------------------------
          255,000   Susquehanna Bancshares Inc.                       6,232,200
--------------------------------------------------------------------------------
          320,000   TCF Financial Corp.                               8,412,800
--------------------------------------------------------------------------------
          115,000   Wilmington Trust Corporation                      5,123,250
--------------------------------------------------------------------------------
                                                                    141,995,427
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 2.6%
--------------------------------------------------------------------------------
          165,000   ABM Industries Inc.                          $    3,095,400
--------------------------------------------------------------------------------
          275,000   American Ecology Corp.                            5,428,500
--------------------------------------------------------------------------------
          145,000   Corrections Corp. of America(1)                   6,271,250
--------------------------------------------------------------------------------
          190,000   Ennis Inc.                                        4,113,500
--------------------------------------------------------------------------------
          310,000   G&K Services Inc. Cl A                           11,293,300
--------------------------------------------------------------------------------
          250,000   Herman Miller Inc.                                8,552,500
--------------------------------------------------------------------------------
          110,000   Kelly Services, Inc. Cl A                         3,015,100
--------------------------------------------------------------------------------
          165,000   United Stationers Inc.(1)                         7,674,150
--------------------------------------------------------------------------------
          130,000   Watson Wyatt Worldwide Inc.                       5,319,600
--------------------------------------------------------------------------------
                                                                     54,763,300
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 1.0%
--------------------------------------------------------------------------------
          100,000   Avocent Corp.(1)                                  3,012,000
--------------------------------------------------------------------------------
          130,000   CommScope Inc.(1)                                 4,271,800
--------------------------------------------------------------------------------
          705,000   EFJ Inc.(1)                                       5,231,100
--------------------------------------------------------------------------------
          210,000   Inter-Tel, Inc.                                   4,536,000
--------------------------------------------------------------------------------
          240,000   Plantronics, Inc.                                 4,207,200
--------------------------------------------------------------------------------
                                                                     21,258,100
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 0.7%
--------------------------------------------------------------------------------
          320,000   Electronics for Imaging, Inc.(1)                  7,321,600
--------------------------------------------------------------------------------
          130,000   Imation Corporation                               5,219,500
--------------------------------------------------------------------------------
          575,000   McData Corporation Cl A(1)                        2,892,250
--------------------------------------------------------------------------------
                                                                     15,433,350
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING -- 1.6%
--------------------------------------------------------------------------------
           80,000   Granite Construction Inc.                         4,268,000
--------------------------------------------------------------------------------
          295,000   Insituform Technologies,
                    Inc. Cl A(1)                                      7,162,600
--------------------------------------------------------------------------------
          600,000   Shaw Group Inc. (The)(1)                         14,184,000
--------------------------------------------------------------------------------
          125,000   Washington Group
                    International, Inc.(1)                            7,357,500
--------------------------------------------------------------------------------
                                                                     32,972,100
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS -- 0.3%
--------------------------------------------------------------------------------
          110,000   Texas Industries Inc.                             5,726,600
--------------------------------------------------------------------------------

CONSUMER FINANCE -- 0.6%
--------------------------------------------------------------------------------
          825,000   Advance America,
                    Cash Advance Centers, Inc.                       11,896,500
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING -- 1.6%
--------------------------------------------------------------------------------
          190,000   AptarGroup, Inc.                                  9,667,200
--------------------------------------------------------------------------------
          450,000   Bemis Co., Inc.                                  14,787,000
--------------------------------------------------------------------------------
          250,000   Sonoco Products Co.                               8,410,000
--------------------------------------------------------------------------------
                                                                     32,864,200
--------------------------------------------------------------------------------

DIVERSIFIED -- 3.5%
--------------------------------------------------------------------------------
        1,010,000   iShares Russell 2000
                    Index Fund                                       72,689,700
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 0.4%
--------------------------------------------------------------------------------
          435,000   Asset Acceptance
                    Capital Corp.(1)                                  7,068,750
--------------------------------------------------------------------------------
          150,000   Medallion Financial Corp.                         1,654,500
--------------------------------------------------------------------------------
                                                                      8,723,250
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
22

Small Cap Value - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION  SERVICES -- 0.6%
--------------------------------------------------------------------------------
           185,000   Atlantic Tele-Network Inc.                  $    3,418,800
--------------------------------------------------------------------------------
           205,000   Commonwealth Telephone
                     Enterprises, Inc.                                8,452,150
--------------------------------------------------------------------------------
                                                                     11,870,950
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.6%
--------------------------------------------------------------------------------
          220,000   Empire District Electric Co.                      4,923,600
--------------------------------------------------------------------------------
          335,000   Great Plains Energy Inc.                         10,391,700
--------------------------------------------------------------------------------
          190,000   IDACORP, Inc.                                     7,183,900
--------------------------------------------------------------------------------
          425,000   Westar Energy Inc.                                9,991,750
--------------------------------------------------------------------------------
                                                                     32,490,950
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 0.8%
--------------------------------------------------------------------------------
           65,000   Genlyte Group Inc.(1)                             4,628,000
--------------------------------------------------------------------------------
          165,000   LSI Industries Inc.                               2,681,250
--------------------------------------------------------------------------------
          235,000   Regal-Beloit Corp.                               10,222,500
--------------------------------------------------------------------------------
                                                                     17,531,750
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.1%
--------------------------------------------------------------------------------
          400,000   Aeroflex Inc.(1)                                  4,112,000
--------------------------------------------------------------------------------
          795,000   Avnet Inc.(1)                                    15,597,900
--------------------------------------------------------------------------------
          435,000   Benchmark Electronics Inc.(1)                    11,692,800
--------------------------------------------------------------------------------
          140,000   Coherent, Inc.(1)                                 4,852,400
--------------------------------------------------------------------------------
          155,000   FLIR Systems, Inc.(1)                             4,209,800
--------------------------------------------------------------------------------
           80,000   Littelfuse, Inc.(1)                               2,776,000
--------------------------------------------------------------------------------
          370,000   Methode Electronics, Inc.                         3,518,700
--------------------------------------------------------------------------------
          685,000   Paxar Corp.(1)                                   13,686,300
--------------------------------------------------------------------------------
          305,000   Vishay Intertechnology, Inc.(1)                   4,282,200
--------------------------------------------------------------------------------
                                                                     64,728,100
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 2.3%
--------------------------------------------------------------------------------
          480,000   Global Industries Ltd.(1)                         7,468,800
--------------------------------------------------------------------------------
          320,000   Helmerich & Payne, Inc.                           7,369,600
--------------------------------------------------------------------------------
           85,000   Hornbeck Offshore Services Inc.(1)                2,847,500
--------------------------------------------------------------------------------
          565,000   Key Energy Group, Inc.(1)                         7,684,000
--------------------------------------------------------------------------------
          260,000   Lone Star Technologies, Inc.(1)                  12,578,800
--------------------------------------------------------------------------------
          105,000   Lufkin Industries Inc.                            5,556,600
--------------------------------------------------------------------------------
           65,000   NS Group Inc.(1)                                  4,195,750
--------------------------------------------------------------------------------
                                                                     47,701,050
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 0.7%
--------------------------------------------------------------------------------
          145,000   BJ's Wholesale Club Inc.(1)                       4,231,100
--------------------------------------------------------------------------------
          240,000   Casey's General Stores, Inc.                      5,344,800
--------------------------------------------------------------------------------
          150,000   Performance Food Group Co.(1)                     4,213,500
--------------------------------------------------------------------------------
                                                                     13,789,400
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 1.9%
--------------------------------------------------------------------------------
          215,000   Corn Products International Inc.                  6,996,100
--------------------------------------------------------------------------------
          155,000   Delta and Pine Land Company                       6,277,500
--------------------------------------------------------------------------------
          210,000   JM Smucker Co. (The)                             10,069,500
--------------------------------------------------------------------------------
          260,000   Lancaster Colony Corp.                           11,637,600
--------------------------------------------------------------------------------
          190,000   Reddy Ice Holdings Inc.                           4,598,000
--------------------------------------------------------------------------------
                                                                     39,578,700
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

GAS UTILITIES -- 1.7%
--------------------------------------------------------------------------------
          375,000   Atmos Energy Corp.                           $   10,706,250
--------------------------------------------------------------------------------
          135,000   Northwest Natural Gas Co.                         5,302,800
--------------------------------------------------------------------------------
          643,791   WGL Holdings Inc.                                20,176,410
--------------------------------------------------------------------------------
                                                                     36,185,460
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 3.8%
--------------------------------------------------------------------------------
          140,000   Arrow International Inc.                          4,453,400
--------------------------------------------------------------------------------
          400,000   Beckman Coulter, Inc.                            23,024,000
--------------------------------------------------------------------------------
          225,000   Biosite Inc.(1)                                  10,401,750
--------------------------------------------------------------------------------
          195,000   Dade Behring Holdings Inc.                        7,831,200
--------------------------------------------------------------------------------
          345,000   Orthofix International N.V.(1)                   15,687,150
--------------------------------------------------------------------------------
          250,000   Steris Corp.                                      6,015,000
--------------------------------------------------------------------------------
          200,000   Vital Signs Inc.                                 11,322,000
--------------------------------------------------------------------------------
                                                                     78,734,500
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 2.4%
--------------------------------------------------------------------------------
          380,000   Alliance Imaging Inc.(1)                          2,967,800
--------------------------------------------------------------------------------
          375,000   Amsurg Corp.(1)                                   8,347,500
--------------------------------------------------------------------------------
          225,000   Community Health
                    Systems Inc.(1)                                   8,403,750
--------------------------------------------------------------------------------
          595,000   LifePoint Hospitals Inc.(1)                      21,015,400
--------------------------------------------------------------------------------
           90,000   Owens & Minor Inc.                                2,960,100
--------------------------------------------------------------------------------
           90,000   Pediatrix Medical Group, Inc.(1)                  4,104,000
--------------------------------------------------------------------------------
           50,000   Universal Health
                    Services, Inc. Cl B                               2,996,500
--------------------------------------------------------------------------------
                                                                     50,795,050
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 3.5%
--------------------------------------------------------------------------------
          510,000   CEC Entertainment Inc.(1)                        16,070,100
--------------------------------------------------------------------------------
          425,000   International Speedway Corp.                     21,182,000
--------------------------------------------------------------------------------
          275,000   Rare Hospitality
                    International Inc.(1)                             8,404,000
--------------------------------------------------------------------------------
          175,000   Red Robin Gourmet
                    Burgers Inc.(1)                                   8,069,250
--------------------------------------------------------------------------------
          185,000   Ruby Tuesday Inc.                                 5,215,150
--------------------------------------------------------------------------------
          175,000   Speedway Motorsports Inc.                         6,371,750
--------------------------------------------------------------------------------
          555,000   Town Sports International
                    Holdings, Inc.(1)                                 7,281,600
--------------------------------------------------------------------------------
                                                                     72,593,850
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.5%
--------------------------------------------------------------------------------
          240,000   Ethan Allen Interiors Inc.                        8,318,400
--------------------------------------------------------------------------------
          165,000   WCI Communities Inc.(1)                           2,877,600
--------------------------------------------------------------------------------
                                                                     11,196,000
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
          150,000   Central Garden and Pet Co.(1)                     7,239,000
--------------------------------------------------------------------------------
           85,000   WD-40 Co.                                         3,031,950
--------------------------------------------------------------------------------
                                                                     10,270,950
--------------------------------------------------------------------------------

INSURANCE -- 6.9%
--------------------------------------------------------------------------------
          445,000   American Equity Investment
                    Life Holding Co.                                  5,460,150
--------------------------------------------------------------------------------
           90,000   AmerUs Group Co.                                  6,120,900
--------------------------------------------------------------------------------
          770,000   Aspen Insurance Holdings Ltd.                    19,889,100
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
23

Small Cap Value - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Shares                                                                Value
--------------------------------------------------------------------------------

          105,000   Delphi Financial
                    Group, Inc. Cl A                             $    4,187,400
--------------------------------------------------------------------------------
          235,000   Direct General Corp.                              3,163,100
--------------------------------------------------------------------------------
          305,000   Endurance Specialty
                    Holdings Ltd.                                    10,754,300
--------------------------------------------------------------------------------
          115,000   Gallagher (Arthur J.) & Co.                       3,067,050
--------------------------------------------------------------------------------
          245,000   HCC Insurance Holdings, Inc.                      8,055,600
--------------------------------------------------------------------------------
          165,000   Hilb Rogal & Hobbs Co.                            7,037,250
--------------------------------------------------------------------------------
          145,000   IPC Holdings, Ltd.                                4,410,900
--------------------------------------------------------------------------------
          605,000   National Atlantic Holdings
                    Corp. Cl A(1)(2)                                  6,927,250
--------------------------------------------------------------------------------
          165,000   PartnerRe Ltd.                                   11,149,050
--------------------------------------------------------------------------------
          375,000   Phoenix Companies Inc.                            5,250,000
--------------------------------------------------------------------------------
          805,000   Platinum Underwriters Holdings                   24,818,150
--------------------------------------------------------------------------------
          90,000    ProAssurance Corp(1)                              4,435,200
--------------------------------------------------------------------------------
          185,000   Protective Life Corporation                       8,463,750
--------------------------------------------------------------------------------
           70,000   Stancorp Financial Group Inc.                     3,124,100
--------------------------------------------------------------------------------
          265,000   United Fire & Casualty Co.                        8,294,500
--------------------------------------------------------------------------------
                                                                    144,607,750
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES -- 0.2%
--------------------------------------------------------------------------------
          340,000   Digitas Inc.(1)                                   3,270,800
--------------------------------------------------------------------------------

IT SERVICES -- 1.9%
--------------------------------------------------------------------------------
          395,000   Covansys Corp.(1)                                 6,770,300
--------------------------------------------------------------------------------
          325,000   MAXIMUS, Inc.                                     8,482,500
--------------------------------------------------------------------------------
          145,000   MoneyGram International Inc.                      4,213,700
--------------------------------------------------------------------------------
        1,525,000   Perot Systems Corp. Cl A(1)                      21,029,750
--------------------------------------------------------------------------------
                                                                     40,496,250
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS -- 0.3%
--------------------------------------------------------------------------------
          540,000   K2 Inc.(1)                                        6,334,200
--------------------------------------------------------------------------------

MACHINERY -- 4.9%
--------------------------------------------------------------------------------
          335,000   AGCO Corp.(1)                                     8,492,250
--------------------------------------------------------------------------------
          200,000   Albany International Corp.                        6,364,000
--------------------------------------------------------------------------------
          250,000   Briggs & Stratton Corp.                           6,887,500
--------------------------------------------------------------------------------
          200,000   Crane Co.                                         8,360,000
--------------------------------------------------------------------------------
          160,000   Kadant Inc.(1)                                    3,929,600
--------------------------------------------------------------------------------
          455,000   Kaydon Corporation                               16,844,100
--------------------------------------------------------------------------------
          280,000   Kennametal Inc.                                  15,862,000
--------------------------------------------------------------------------------
          265,000   Mueller Industries Inc.                           9,320,050
--------------------------------------------------------------------------------
          320,000   Pentair, Inc.                                     8,380,800
--------------------------------------------------------------------------------
          380,000   Timken Co.                                       11,316,400
--------------------------------------------------------------------------------
          480,000   Wabash National Corp.                             6,571,200
--------------------------------------------------------------------------------
                                                                    102,327,900
--------------------------------------------------------------------------------

MARINE -- 0.2%
--------------------------------------------------------------------------------
           95,000   Alexander & Baldwin, Inc.                         4,215,150
--------------------------------------------------------------------------------

MEDIA -- 1.4%
--------------------------------------------------------------------------------
          480,000   Hearst-Argyle Television, Inc.                   11,016,000
--------------------------------------------------------------------------------
        1,155,000   Journal Communications Inc.                      13,016,850
--------------------------------------------------------------------------------
          270,000   Valassis Communications, Inc.(1)                  4,765,500
--------------------------------------------------------------------------------
                                                                     28,798,350
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

METALS & MINING -- 2.0%
--------------------------------------------------------------------------------
          110,000   Cleveland-Cliffs Inc.                        $    4,192,100
--------------------------------------------------------------------------------
           75,000   Compass Minerals
                    International Inc.                                2,123,250
--------------------------------------------------------------------------------
          130,000   Gibraltar Industries Inc.                         2,883,400
--------------------------------------------------------------------------------
          110,000   Oregon Steel Mills, Inc.(1)                       5,375,700
--------------------------------------------------------------------------------
          100,000   Reliance Steel
                    & Aluminum Company                                3,214,000
--------------------------------------------------------------------------------
          595,000   Schnitzer Steel
                    Industries, Inc. Cl A                            18,766,300
--------------------------------------------------------------------------------
          140,000   Steel Technologies Inc.                           2,748,200
--------------------------------------------------------------------------------
          150,000   Worthington Industries, Inc.                      2,559,000
--------------------------------------------------------------------------------
                                                                     41,861,950
--------------------------------------------------------------------------------

MULTI-UTILITIES -- 0.8%
--------------------------------------------------------------------------------
          695,000   Puget Energy Inc.                                15,797,350
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 0.8%
--------------------------------------------------------------------------------
          660,000   Fred's, Inc.                                      8,329,200
--------------------------------------------------------------------------------
          540,000   Tuesday Morning Corp.                             7,495,200
--------------------------------------------------------------------------------
                                                                     15,824,400
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 2.9%
--------------------------------------------------------------------------------
          465,000   Alpha Natural Resources, Inc.(1)                  7,328,400
--------------------------------------------------------------------------------
          370,000   Arlington Tankers Ltd.                            8,347,200
--------------------------------------------------------------------------------
           90,000   Cimarex Energy Co.                                3,167,100
--------------------------------------------------------------------------------
          755,000   Double Hull Tankers Inc.                         10,381,250
--------------------------------------------------------------------------------
          195,000   Encore Acquisition Co.(1)                         4,746,300
--------------------------------------------------------------------------------
          120,000   Forest Oil Corporation(1)                         3,790,800
--------------------------------------------------------------------------------
          220,000   Helix Energy Solutions
                    Group, Inc.(1)                                    7,348,000
--------------------------------------------------------------------------------
           65,000   Plains Exploration
                    & Production Co.(1)                               2,789,150
--------------------------------------------------------------------------------
          230,000   St. Mary Land
                    & Exploration Co.                                 8,443,300
--------------------------------------------------------------------------------
          110,000   Stone Energy Corp(.(1))                           4,452,800
--------------------------------------------------------------------------------
                                                                     60,794,300
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS -- 0.6%
--------------------------------------------------------------------------------
          270,000   Glatfelter                                        3,658,500
--------------------------------------------------------------------------------
          240,000   Neenah Paper Inc.                                 8,215,200
--------------------------------------------------------------------------------
                                                                     11,873,700
--------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
          100,000   Chattem, Inc.(1)                                  3,512,000
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 1.1%
--------------------------------------------------------------------------------
          125,000   Kos Pharmaceuticals, Inc.(1)                      6,177,500
--------------------------------------------------------------------------------
          340,000   Par Pharmaceutical
                    Companies Inc.(1)                                 6,201,600
--------------------------------------------------------------------------------
          635,000   Perrigo Co.                                      10,775,950
--------------------------------------------------------------------------------
                                                                     23,155,050
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS -- 4.6%
--------------------------------------------------------------------------------
          415,000   American Financial Realty Trust                   4,631,400
--------------------------------------------------------------------------------
          985,000   Annaly Capital Management Inc.                   12,942,900
--------------------------------------------------------------------------------
          240,000   Anthracite Capital, Inc.                          3,086,400
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
24

Small Cap Value - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Shares                                                                Value
--------------------------------------------------------------------------------

          310,000   Education Realty Trust, Inc.                 $    4,575,600
--------------------------------------------------------------------------------
          665,000   Getty Realty Corp.                               19,471,200
--------------------------------------------------------------------------------
          300,000   Healthcare Realty Trust Inc.                     11,523,000
--------------------------------------------------------------------------------
          280,000   Highland Hospitality Corp.                        4,012,400
--------------------------------------------------------------------------------
          495,000   Lexington Corporate
                    Properties Trust                                 10,484,100
--------------------------------------------------------------------------------
           95,000   Mack-Cali Realty Corp.                            4,921,000
--------------------------------------------------------------------------------
          350,000   National Retail Properties, Inc.                  7,560,000
--------------------------------------------------------------------------------
          515,000   Realty Income Corp.                              12,725,650
--------------------------------------------------------------------------------
                                                                     95,933,650
--------------------------------------------------------------------------------

ROAD & RAIL -- 1.6%
--------------------------------------------------------------------------------
          145,000   Arkansas Best Corporation                         6,239,350
--------------------------------------------------------------------------------
          400,000   Heartland Express, Inc.                           6,272,000
--------------------------------------------------------------------------------
          110,000   Ryder System, Inc.                                5,684,800
--------------------------------------------------------------------------------
          785,000   Werner Enterprises Inc.                          14,687,350
--------------------------------------------------------------------------------
                                                                     32,883,500
--------------------------------------------------------------------------------

SEMICONDUCTORS
& SEMICONDUCTOR EQUIPMENT -- 1.5%
--------------------------------------------------------------------------------
          190,000   Cohu, Inc.                                        3,387,700
--------------------------------------------------------------------------------
          300,000   Exar Corp.(1)                                     3,987,000
--------------------------------------------------------------------------------
        1,360,000   Mattson Technology Inc.(1)                       11,288,000
--------------------------------------------------------------------------------
          335,000   Silicon Image, Inc.(1)                            4,261,200
--------------------------------------------------------------------------------
          115,000   Varian Semiconductor
                    Equipment Associates, Inc.(1)                     4,220,500
--------------------------------------------------------------------------------
          210,000   Veeco Instruments Inc.(1)                         4,231,500
--------------------------------------------------------------------------------
                                                                     31,375,900
--------------------------------------------------------------------------------

SOFTWARE -- 4.8%
--------------------------------------------------------------------------------
          535,000   Compuware Corp.(1)                                4,167,650
--------------------------------------------------------------------------------
          300,000   Dendrite International, Inc.(1)                   2,934,000
--------------------------------------------------------------------------------
          290,000   Jack Henry & Associates Inc.                      6,313,300
--------------------------------------------------------------------------------
          130,000   Kronos Inc.(1)                                    4,431,700
--------------------------------------------------------------------------------
          490,000   Lawson Software Inc.(1)                           3,552,500
--------------------------------------------------------------------------------
          175,000   McAfee Inc.(1)                                    4,280,500
--------------------------------------------------------------------------------
        1,190,000   Parametric Technology Corp.(1)                   20,777,400
--------------------------------------------------------------------------------
        1,625,000   Sybase, Inc(.(1))                                39,390,000
--------------------------------------------------------------------------------
          210,000   Synopsys, Inc.(1)                                 4,141,200
--------------------------------------------------------------------------------
          975,000   Ulticom, Inc.(1)                                 10,149,750
--------------------------------------------------------------------------------
                                                                    100,138,000
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 2.3%
--------------------------------------------------------------------------------
          410,000   Borders Group Inc.                                8,364,000
--------------------------------------------------------------------------------
           70,000   Christopher & Banks Corporation                   2,063,600
--------------------------------------------------------------------------------
          750,000   Hot Topic, Inc.(1)                                8,355,000
--------------------------------------------------------------------------------
          105,000   PETCO Animal Supplies Inc.(1)                     3,007,200
--------------------------------------------------------------------------------
          995,000   Pier 1 Imports, Inc.                              7,382,900
--------------------------------------------------------------------------------
          105,000   Stage Stores Inc.                                 3,080,700
--------------------------------------------------------------------------------
          305,000   Talbots Inc.                                      8,311,250
--------------------------------------------------------------------------------
          180,000   United Auto Group, Inc.                           4,212,000
--------------------------------------------------------------------------------
          155,000   Zale Corp.(1)                                     4,299,700
--------------------------------------------------------------------------------
                                                                     49,076,350
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS -- 1.4%
--------------------------------------------------------------------------------
          115,000   Columbia Sportswear Co.(1)                   $    6,420,450
--------------------------------------------------------------------------------
          425,000   Kenneth Cole Productions Inc.                    10,357,250
--------------------------------------------------------------------------------
          445,000   Wolverine World Wide, Inc.                       12,597,950
--------------------------------------------------------------------------------
                                                                     29,375,650
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 2.3%
--------------------------------------------------------------------------------
          520,000   Flagstar Bancorp Inc.                             7,566,000
--------------------------------------------------------------------------------
           75,000   MAF Bancorp Inc.                                  3,096,750
--------------------------------------------------------------------------------
          160,000   Triad Guaranty Inc.(1)                            8,187,200
--------------------------------------------------------------------------------
        1,115,000   Washington Federal, Inc.                         25,020,600
--------------------------------------------------------------------------------
           90,000   Webster Financial Corp.                           4,239,900
--------------------------------------------------------------------------------
                                                                     48,110,450
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS -- 0.5%
--------------------------------------------------------------------------------
          110,000   Aircastle Ltd.(1)                                 3,196,600
--------------------------------------------------------------------------------
          335,000   UAP Holding Corp.                                 7,158,950
--------------------------------------------------------------------------------
                                                                     10,355,550
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $1,746,315,203)                                             1,975,888,987
--------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.7%

INSURANCE -- 0.7%
--------------------------------------------------------------------------------
          290,000   Aspen Insurance Holdings Ltd.,
                    5.625%, 12/31/49
(Cost $14,421,335)                                                   15,097,400
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 4.3%

Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S.  Treasury
obligations, 3.625% -- 4.625%, 2/29/08 -- 5/15/13,
valued at $92,423,138), in a joint trading account
at 5.00%, dated 9/29/06, due 10/2/06
(Delivery value $90,737,792)
(Cost $90,700,000)                                                   90,700,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 99.6%
(Cost $1,851,436,538)                                             2,081,686,387
--------------------------------------------------------------------------------

OTHER ASSETS
AND LIABILITIES -- 0.4%                                               7,315,391
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                       $2,089,001,778
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Non-income producing.

(2) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
25

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
26

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-----------------------------------------------------------------------------------------------------
                                                                         EXPENSES PAID
                                           BEGINNING        ENDING      DURING PERIOD*   ANNUALIZED
                                         ACCOUNT VALUE  ACCOUNT VALUE      4/1/06 -        EXPENSE
                                            4/1/06          9/30/06         9/30/06        RATIO*
-----------------------------------------------------------------------------------------------------
EQUITY INCOME SHAREHOLDER FEE EXAMPLE
-----------------------------------------------------------------------------------------------------
ACTUAL:
-----------------------------------------------------------------------------------------------------
Investor Class                              $1,000        $1,079.60          $5.11          0.98%
-----------------------------------------------------------------------------------------------------
Institutional Class                         $1,000        $1,080.60          $4.07          0.78%
-----------------------------------------------------------------------------------------------------
Advisor Class                               $1,000        $1,078.30          $6.41          1.23%
-----------------------------------------------------------------------------------------------------
C Class                                     $1,000        $1,074.20         $10.30          1.98%
-----------------------------------------------------------------------------------------------------
R Class                                     $1,000        $1,077.10          $7.71          1.48%
-----------------------------------------------------------------------------------------------------
HYPOTHETICAL:
-----------------------------------------------------------------------------------------------------
Investor Class                              $1,000        $1,020.16          $4.96          0.98%
-----------------------------------------------------------------------------------------------------
Institutional Class                         $1,000        $1,021.16          $3.95          0.78%
-----------------------------------------------------------------------------------------------------
Advisor Class                               $1,000        $1,018.90          $6.23          1.23%
-----------------------------------------------------------------------------------------------------
C Class                                     $1,000        $1,015.14         $10.00          1.98%
-----------------------------------------------------------------------------------------------------
R Class                                     $1,000        $1,017.65          $7.49          1.48%
-----------------------------------------------------------------------------------------------------

MID CAP VALUE SHAREHOLDER FEE EXAMPLE
-----------------------------------------------------------------------------------------------------
ACTUAL:
-----------------------------------------------------------------------------------------------------
Investor Class                              $1,000        $1,040.20          $5.11          1.00%
-----------------------------------------------------------------------------------------------------
Institutional Class                         $1,000        $1,042.10          $4.10          0.80%
-----------------------------------------------------------------------------------------------------
Advisor Class                               $1,000        $1,038.90          $6.39          1.25%
-----------------------------------------------------------------------------------------------------
R Class                                     $1,000        $1,038.40          $7.66          1.50%
-----------------------------------------------------------------------------------------------------
HYPOTHETICAL:
-----------------------------------------------------------------------------------------------------
Investor Class                              $1,000        $1,020.05          $5.06          1.00%
-----------------------------------------------------------------------------------------------------
Institutional Class                         $1,000        $1,021.06          $4.05          0.80%
-----------------------------------------------------------------------------------------------------
Advisor Class                               $1,000        $1,018.80          $6.33          1.25%
-----------------------------------------------------------------------------------------------------
R Class                                     $1,000        $1,017.55          $7.59          1.50%
-----------------------------------------------------------------------------------------------------

* Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
  183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

                                                                     (continued)

------
27

Shareholder Fee Examples (Unaudited)

-----------------------------------------------------------------------------------------------------
                                                                         EXPENSES PAID
                                           BEGINNING        ENDING      DURING PERIOD*   ANNUALIZED
                                         ACCOUNT VALUE  ACCOUNT VALUE      4/1/06 -        EXPENSE
                                            4/1/06          9/30/06         9/30/06        RATIO*
-----------------------------------------------------------------------------------------------------
SMALL CAP VALUE SHAREHOLDER FEE EXAMPLE
-----------------------------------------------------------------------------------------------------
ACTUAL:
-----------------------------------------------------------------------------------------------------
Investor Class                              $1,000          $990.40          $6.24          1.25%
-----------------------------------------------------------------------------------------------------
Institutional Class                         $1,000          $991.40          $5.24          1.05%
-----------------------------------------------------------------------------------------------------
Advisor Class                               $1,000          $988.50          $7.48          1.50%
-----------------------------------------------------------------------------------------------------
 C Class                                    $1,000          $985.20         $11.20          2.25%
-----------------------------------------------------------------------------------------------------
HYPOTHETICAL:
-----------------------------------------------------------------------------------------------------
Investor Class                              $1,000        $1,018.80          $6.33          1.25%
-----------------------------------------------------------------------------------------------------
Institutional Class                         $1,000        $1,019.80          $5.32          1.05%
-----------------------------------------------------------------------------------------------------
Advisor Class                               $1,000        $1,017.55          $7.59          1.50%
-----------------------------------------------------------------------------------------------------
C Class                                     $1,000        $1,013.79         $11.36          2.25%
-----------------------------------------------------------------------------------------------------

* Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
  183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
28

Statement of Assets and Liabilities

SEPTEMBER 30, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------
                                                    EQUITY INCOME   MID CAP VALUE    SMALL CAP VALUE
------------------------------------------------------------------------------------------------------
ASSETS

Investment securities -- unaffiliated,
at value (cost of $4,982,012,821,
$210,985,253 and $1,830,696,602, respectively)     $5,479,885,329    $220,607,555     $2,060,373,537
-------------------------------------------------
Investment securities -- affiliated,
at value (cost of $156,079,025,
$-- and $20,739,936, respectively)                    173,909,596               --        21,312,850
-----------------------------------------------------------------------------------------------------
Total investment securities,
at value (cost of $5,138,091,846,
$210,985,253 and $1,851,436,538, respectively)      5,653,794,925     220,607,555      2,081,686,387
-------------------------------------------------
Cash                                                   18,059,480          93,014            384,090
-------------------------------------------------
Receivable for investments sold                        71,136,262       2,866,786         13,937,234
-------------------------------------------------
Receivable for forward foreign
currency exchange contracts                               615,860           3,458                 --
-------------------------------------------------
Receivable for capital shares sold                        353,434              --                 --
-------------------------------------------------
Dividends and interest receivable                      18,134,756         368,647          2,907,745
-----------------------------------------------------------------------------------------------------
                                                    5,762,094,717     223,939,460      2,098,915,456
-----------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                     189,566,231       3,576,412          7,751,242
-------------------------------------------------
Payable for capital shares redeemed                        37,410              --                 --
-------------------------------------------------
Accrued management fees                                 4,034,528         171,028          1,984,743
-------------------------------------------------
Distribution fees payable                                 263,357           2,270             89,560
-------------------------------------------------
Service fees (and distribution
fees R Class) payable                                     232,251           2,303             88,133
-----------------------------------------------------------------------------------------------------
                                                      194,133,777       3,752,013          9,913,678
-----------------------------------------------------------------------------------------------------

NET ASSETS                                         $5,567,960,940    $220,187,447     $2,089,001,778
=====================================================================================================

See Notes to Financial Statements.                                 (continued)

------
29

Statement of Assets and Liabilities

SEPTEMBER 30, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------
                                                     EQUITY INCOME   MID CAP VALUE   SMALL CAP VALUE
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Capital (par value and paid-in surplus)             $4,748,353,216    $203,270,770    $1,665,942,080
-------------------------------------------------
Undistributed net investment income                     20,593,868         314,828         6,066,484
-------------------------------------------------
Undistributed net realized
gain on investment and
foreign currency transactions                          282,692,050       6,976,105       186,743,365
-------------------------------------------------
Net unrealized appreciation
on investments and translation of
assets and liabilities in foreign currencies           516,321,806       9,625,744       230,249,849
------------------------------------------------------------------------------------------------------
                                                    $5,567,960,940    $220,187,447    $2,089,001,778
======================================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
------------------------------------------------------------------------------------------------------
Net assets                                          $3,994,702,117    $195,201,843    $1,233,008,007
-------------------------------------------------
Shares outstanding                                     460,257,106      15,588,137       119,096,740
-------------------------------------------------
Net asset value per share                                    $8.68          $12.52            $10.35
------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
------------------------------------------------------------------------------------------------------
Net assets                                            $430,426,680     $13,409,503      $425,315,848
-------------------------------------------------
Shares outstanding                                      49,577,403       1,070,579        40,979,497
-------------------------------------------------
Net asset value per share                                    $8.68          $12.53            $10.38
------------------------------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
------------------------------------------------------------------------------------------------------
Net assets                                          $1,002,150,048     $11,495,635      $427,186,001
-------------------------------------------------
Shares outstanding                                     115,457,702         917,960        41,344,110
-------------------------------------------------
Net asset value per share                                    $8.68          $12.52            $10.33
------------------------------------------------------------------------------------------------------
C CLASS, $0.01 PAR VALUE
------------------------------------------------------------------------------------------------------
Net assets                                            $108,805,986             N/A        $3,491,922
-------------------------------------------------
Shares outstanding                                      12,534,054             N/A           350,104
-------------------------------------------------
Net asset value per share                                    $8.68             N/A             $9.97
------------------------------------------------------------------------------------------------------
R CLASS, $0.01 PAR VALUE
------------------------------------------------------------------------------------------------------
Net assets                                             $31,876,109         $80,466               N/A
-------------------------------------------------
Shares outstanding                                       3,678,790           6,427               N/A
-------------------------------------------------
Net asset value per share                                    $8.66          $12.52               N/A
------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------
30

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)
-------------------------------------------------------------------------------------------------------
                                                 EQUITY INCOME      MID CAP VALUE      SMALL CAP VALUE
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
INCOME:
---------------------------------------------
Dividends (including $3,804,765, $-,
and $558,100 from affiliates,
respectively, and net of foreign
taxes withheld of $75,878,
$8,480 and $--, respectively)                      $71,039,037         $2,115,660        $17,395,964
---------------------------------------------
Interest                                            14,186,715            190,787          2,101,978
-------------------------------------------------------------------------------------------------------
                                                    85,225,752          2,306,447         19,497,942
-------------------------------------------------------------------------------------------------------

EXPENSES:
---------------------------------------------
Management fees                                     23,343,784            991,610         12,329,780
---------------------------------------------
Distribution fees:
---------------------------------------------
  Advisor Class                                      1,138,456             12,501            535,395
---------------------------------------------
  C Class                                              379,353                 --             13,039
---------------------------------------------
Service fees:
---------------------------------------------
  Advisor Class                                      1,138,456             12,501            535,395
---------------------------------------------
  C Class                                              126,451                 --              4,346
---------------------------------------------
Service and distribution fees -- R Class                67,017                123                 --
---------------------------------------------
Directors' fees and expenses                            53,522              1,561             22,973
---------------------------------------------
Other expenses                                          20,935                183              2,336
-------------------------------------------------------------------------------------------------------
                                                    26,267,974          1,018,479         13,443,264
-------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                               58,957,778          1,287,968          6,054,678
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
---------------------------------------------
Investment transactions (including
$160,781, $--, and $(95,138)
from affiliates, respectively)                     211,812,119          2,947,055         94,605,457
---------------------------------------------
Foreign currency transactions                       (9,324,429)           (36,217)                --
-------------------------------------------------------------------------------------------------------
                                                   202,487,690          2,910,838         94,605,457
-------------------------------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON:
---------------------------------------------
Investments                                        136,151,800          4,142,650       (128,691,451)
---------------------------------------------
Translation of assets and
liabilities in foreign currencies                    1,220,166             12,140                 --
-------------------------------------------------------------------------------------------------------
                                                   137,371,966          4,154,790       (128,691,451)
-------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)            339,859,656          7,065,628        (34,085,994)
-------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                         $398,817,434         $8,353,596       $(28,031,316)
=======================================================================================================

See Notes to Financial Statements.

------
31

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED) AND YEAR ENDED MARCH 31, 2006
-----------------------------------------------------------------------------------------------------------
                                                    EQUITY INCOME                  MID CAP VALUE
-----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS         SEPT. 30, 2006  MARCH 31, 2006   SEPT. 30, 2006  MARCH 31, 2006
-----------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------
Net investment income                       $58,957,778    $126,219,985     $1,287,968       $1,680,658
---------------------------------------
Net realized gain (loss)                    202,487,690     195,858,071      2,910,838       10,300,973
---------------------------------------
Change in net unrealized
appreciation (depreciation)                 137,371,966      31,000,797      4,154,790        3,674,784
-----------------------------------------------------------------------------------------------------------

Net increase (decrease)
in net assets resulting
from operations                             398,817,434     353,078,853      8,353,596       15,656,415
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------
From net investment income:
---------------------------------------
  Investor Class                            (31,962,507)    (83,854,848)      (973,118)      (1,370,720)
---------------------------------------
  Institutional Class                        (3,775,181)     (8,768,725)       (77,592)        (193,911)
---------------------------------------
  Advisor Class                              (6,813,496)    (18,424,499)       (41,640)         (46,170)
---------------------------------------
  C Class                                      (375,931)     (1,157,833)            --               --
---------------------------------------
  R Class                                      (174,603)       (295,018)          (182)            (130)
---------------------------------------
From net realized gains:
---------------------------------------
  Investor Class                                     --    (152,170,341)            --       (7,182,643)
---------------------------------------
  Institutional Class                                --     (14,179,871)            --         (791,767)
---------------------------------------
  Advisor Class                                      --     (38,341,620)            --         (313,785)
---------------------------------------
  C Class                                            --      (3,889,372)            --               --
---------------------------------------
  R Class                                            --        (738,981)            --           (1,882)
-----------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                          (43,101,718)   (321,821,108)    (1,092,532)      (9,901,008)
-----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from
capital share transactions                   88,458,102     710,003,537     78,951,241       77,022,146
-----------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS       444,173,818     741,261,282     86,212,305       82,777,553
===========================================================================================================

NET ASSETS
-----------------------------------------------------------------------------------------------------------
Beginning of period                       5,123,787,122   4,382,525,840    133,975,142       51,197,589
-----------------------------------------------------------------------------------------------------------
End of period                            $5,567,960,940  $5,123,787,122   $220,187,447     $133,975,142
===========================================================================================================

Undistributed net investment income         $20,751,449      $4,737,808       $345,002         $119,392
===========================================================================================================

See Notes to Financial Statements.                                  (continued)

------
32

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED) AND YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------
                                                         SMALL CAP VALUE
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS               SEPT. 30, 2006  MARCH 31, 2006
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                             $6,054,678      $11,959,261
------------------------------------
Net realized gain (loss)                          94,605,457      286,362,584
------------------------------------
Change in net unrealized
appreciation (depreciation)                     (128,691,451)      54,783,454
--------------------------------------------------------------------------------
Net increase (decrease) in
net assets resulting
from operations                                  (28,031,316)     353,105,299
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
------------------------------------
  Investor Class                                          --       (8,075,787)
------------------------------------
  Institutional Class                                     --       (3,220,003)
------------------------------------
  Advisor Class                                           --       (1,441,212)
------------------------------------
From net realized gains:
------------------------------------
  Investor Class                                          --     (162,609,222)
------------------------------------
  Institutional Class                                     --      (49,001,133)
------------------------------------
  Advisor Class                                           --      (50,500,601)
------------------------------------
  C Class                                                 --         (448,869)
--------------------------------------------------------------------------------
Decrease in net assets
from distributions                                        --     (275,296,827)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in
net assets from capital share
transactions                                    (166,996,084)      11,263,917
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS           (195,027,400)      89,072,389

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                            2,284,029,178    2,194,956,789
--------------------------------------------------------------------------------
End of period                                 $2,089,001,778   $2,284,029,178
================================================================================

Undistributed net investment income               $6,066,484          $11,806
================================================================================

See Notes to Financial Statements.

------
33

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Equity Income Fund (Equity Income), Mid
Cap Value Fund (Mid Cap Value) and Small Cap Value Fund (Small Cap Value)
(collectively, the funds) are three funds in a series issued by the corporation.
The funds are diversified under the 1940 Act. Equity Income's investment objective is the production of current income; capital appreciation is a secondary objective. The fund pursues its investment objective by investing in securities of companies with a favorable income-paying history that have prospects for income payments to continue or increase. Mid Cap Value and Small
Cap Value's investment objective is long-term capital growth. Income is a secondary objective. Mid Cap Value seeks to achieve its investment objective by investing in stocks of mid-sized market capitalization companies that management believes to be undervalued at the time of purchase. Small Cap Value seeks to achieve its investment objective by investing in stocks of smaller market capitalization companies that management believes to be undervalued at the time of purchase. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Equity Income is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the C Class, and the R Class. Mid Cap
Value is authorized to issue the Investor Class, the Institutional Class, the
Advisor Class, and the R Class. Small Cap Value is authorized to issue the
Investor Class, the Institutional Class, the Advisor Class, and the C Class. The
C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder distribution and servicing expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of Mid Cap Value's R Class commenced on July 29, 2005.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York
Stock Exchange (the Exchange) is open and may also take place on days when the
Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.  If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Directors or its designee if such fair value determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to fair value a security such as: a security has been declared in default; or
trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital and capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered notaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES AND OPTIONS CONTRACTS -- The funds may enter into futures contracts and purchase put options in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts and options is the

                                                                   (continued)

------
34

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Options purchased by the funds are accounted for in the same manner as marketable portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put options.

Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

EQUITY-LINKED DEBT AND LINKED-EQUITY SECURITIES -- The funds may invest in hybrid equity securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities' appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividends or to deliver common stock at maturity.

EXCHANGE TRADED FUNDS -- The funds may invest in exchange traded funds (ETFs).
ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

                                                                   (continued)

------
35

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for each class of Equity Income is as follows:

--------------------------------------------------------------------------------
                        INVESTOR, C & R     INSTITUTIONAL        ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $2.5 billion           1.00%              0.80%             0.75%
--------------------------------------------------------------------------------
Next $2.5 billion            0.95%              0.75%             0.70%
--------------------------------------------------------------------------------
Next $5 billion              0.90%              0.70%             0.65%
--------------------------------------------------------------------------------
Next $5 billion              0.85%              0.65%             0.60%
--------------------------------------------------------------------------------
Over $15 billion             0.80%              0.60%             0.55%
--------------------------------------------------------------------------------

The annual management fee schedule for each class of Mid Cap Value is 1.00%,
0.80%, 0.75% and 1.00% for the Investor Class, Institutional Class, Advisor
Class and R Class, respectively.

                                                                   (continued)

------
36

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The annual management fee schedule for each class of Small Cap Value is as follows:

--------------------------------------------------------------------------------
                         INVESTOR & C      INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $2.5 billion          1.25%              1.05%              1.00%
--------------------------------------------------------------------------------
Over $2.5 billion           1.00%              0.80%              0.75%
--------------------------------------------------------------------------------

The effective annual management fee for each class of the funds for the six months ended September 30, 2006 was as follows:

--------------------------------------------------------------------------------
                            EQUITY          MID CAP           SMALL CAP
                            INCOME            VALUE             VALUE
--------------------------------------------------------------------------------
Investor                     0.98%            1.00%             1.25%
--------------------------------------------------------------------------------
Institutional                0.78%            0.80%             1.05%
--------------------------------------------------------------------------------
Advisor                      0.73%            0.75%             1.00%
--------------------------------------------------------------------------------
C                            0.98%             N/A              1.25%
--------------------------------------------------------------------------------
R                            0.98%            1.00%              N/A
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the C Class and R Class (collectively with the Advisor
Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                           ADVISOR                 C
--------------------------------------------------------------------------------
Distribution Fee                            0.25%                0.75%
--------------------------------------------------------------------------------
Service Fee                                 0.25%                0.25%
--------------------------------------------------------------------------------

The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class and R Class shares. Fees incurred under the plans during the six months ended September 30, 2006, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

The funds have a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended September 30, 2006, were as follows:

--------------------------------------------------------------------------------
                         EQUITY INCOME      MID CAP VALUE     SMALL CAP VALUE
--------------------------------------------------------------------------------
Purchases               $4,890,097,080      $263,167,787      $1,277,243,206
--------------------------------------------------------------------------------
Proceeds from sales     $4,477,167,801      $192,789,569      $1,452,089,725
--------------------------------------------------------------------------------

                                                                   (continued)

------
37

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

------------------------------------------------------------------------------------------------------------------
                                 EQUITY INCOME                MID CAP VALUE               SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------
                             SHARES         AMOUNT        SHARES        AMOUNT        SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2006

SHARES AUTHORIZED         1,360,000,000                   30,000,000                 300,000,000
==================================================================================================================
Sold                         67,904,336    $567,547,370    7,981,509   $96,564,730     8,632,664     $87,370,435
------------------------
Issued in reinvestment
of distributions              3,517,778      29,194,443       52,330       629,306            --              --
------------------------
Redeemed                    (69,544,300)   (573,325,139)  (1,974,970)  (23,660,662)  (22,506,068)   (227,238,267)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease)       1,877,814     $23,416,674    6,058,869   $73,533,374   (13,873,404)  $(139,867,832)
==================================================================================================================
YEAR ENDED
MARCH 31, 2006

SHARES AUTHORIZED         1,360,000,000                   30,000,000                 300,000,000
==================================================================================================================
Sold                        171,802,491  $1,384,554,594    7,635,132   $89,923,030    28,393,541    $292,128,590
------------------------
Issued in reinvestment
of distributions             26,822,073     213,652,683      718,807     8,210,140    16,823,218     165,149,361
------------------------
Redeemed                   (148,787,938) (1,196,318,671)  (2,538,965)  (29,737,761)  (36,584,968)   (376,353,337)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease)      49,836,626    $401,888,606    5,814,974   $68,395,409     8,631,791     $80,924,614
==================================================================================================================
INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2006

SHARES AUTHORIZED           125,000,000                    5,000,000                 100,000,000
==================================================================================================================
Sold                         14,513,460    $119,833,770      241,206    $2,905,141     7,295,148     $74,801,078
------------------------
Issued in reinvestment
of distributions                420,207       3,489,155        6,447        77,592            --              --
------------------------
Redeemed                    (12,584,304)   (103,178,887)     (45,796)     (549,899)   (7,899,276)    (79,370,096)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease)       2,349,363     $20,144,038      201,857    $2,432,834      (604,128)    $(4,569,018)
==================================================================================================================
YEAR ENDED
MARCH 31, 2006

SHARES AUTHORIZED           125,000,000                    5,000,000                 100,000,000
==================================================================================================================
Sold                         23,507,114    $189,034,516      330,484    $3,868,491    15,705,266    $159,937,043
------------------------
Issued in reinvestment
of distributions              2,725,316      21,731,112       86,159       985,678     4,338,137      42,704,993
------------------------
Redeemed                    (10,931,543)    (88,139,550)    (261,456)   (3,081,043)   (9,673,168)    (99,793,090)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease)      15,300,887    $122,626,078      155,187    $1,773,126    10,370,235    $102,848,946
==================================================================================================================

                                                                   (continued)

------
38

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------------------------------------
                                 EQUITY INCOME               MID CAP VALUE             SMALL CAP VALUE
--------------------------------------------------------------------------------------------------------------
                              SHARES        AMOUNT       SHARES       AMOUNT        SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2006

SHARES AUTHORIZED          300,000,000                  5,000,000                125,000,000
==============================================================================================================
Sold                        20,207,472   $168,833,467     290,922   $3,519,165     3,953,672     $40,161,492
-------------------------
Issued in reinvestment
of distributions               804,265      6,679,593       3,447       41,509            --              --
-------------------------
Redeemed                   (16,920,977)  (139,579,663)    (52,285)    (625,765)   (6,169,273)    (62,591,057)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)      4,090,760    $35,933,397     242,084   $2,934,909    (2,215,601)   $(22,429,565)
==============================================================================================================
YEAR ENDED
MARCH 31, 2006

SHARES AUTHORIZED          300,000,000                  5,000,000                125,000,000
==============================================================================================================
Sold                        59,463,948   $479,566,149     603,260   $7,082,159    13,958,079    $143,931,966
-------------------------
Issued in reinvestment
of distributions             6,827,093     54,336,930      31,535      359,904     5,291,461      51,834,734
-------------------------
Redeemed                   (49,943,414)  (400,923,868)    (52,258)    (615,466)  (37,753,104)   (368,360,957)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)     16,347,627   $132,979,211     582,537   $6,826,597   (18,503,564)  $(172,594,257)
==============================================================================================================
C CLASS
--------------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2006

SHARES AUTHORIZED           30,000,000                         N/A                 5,000,000
==============================================================================================================
Sold                         1,477,037    $12,281,302                                    389          $3,979
-------------------------
Issued in reinvestment
of distributions                38,716        323,176                                     --              --
-------------------------
Redeemed                    (1,129,331)    (9,318,582)                               (13,691)       (133,648)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)        386,422     $3,285,896                                (13,302)      $(129,669)
==============================================================================================================
YEAR ENDED
MARCH 31, 2006

SHARES AUTHORIZED           30,000,000                         N/A                 5,000,000
==============================================================================================================
Sold                         6,144,981    $49,571,104                                    947         $10,069
-------------------------
Issued in reinvestment
of distributions               578,541      4,591,659                                 38,391         363,949
-------------------------
Redeemed                    (2,459,975)   (19,733,294)                               (29,079)       (289,404)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)      4,263,547    $34,429,469                                 10,259         $84,614
==============================================================================================================

                                                                   (continued)

------
39

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

-----------------------------------------------------------------------------------------------
                                 EQUITY INCOME            MID CAP VALUE       SMALL CAP VALUE
-----------------------------------------------------------------------------------------------
                             SHARES        AMOUNT      SHARES     AMOUNT      SHARES    AMOUNT
-----------------------------------------------------------------------------------------------
R CLASS
-----------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2006

SHARES AUTHORIZED          10,000,000                 5,000,000                 N/A
===============================================================================================
Sold                        1,142,206    $9,496,199       4,500   $53,805
-------------------------
Issued in reinvestment
of distributions               20,763       172,685          15       182
-------------------------
Redeemed                     (485,070)   (3,990,787)       (312)   (3,863)
-----------------------------------------------------------------------------------------------
Net increase (decrease)       677,899    $5,678,097       4,203   $50,124
===============================================================================================
YEAR ENDED
MARCH 31, 2006(1)

SHARES AUTHORIZED          10,000,000                 5,000,000                 N/A
===============================================================================================
Sold                        2,621,357   $21,084,093       2,047   $25,002
-------------------------
Issued in reinvestment
of distributions              128,311     1,017,717         177     2,012
-------------------------
Redeemed                     (500,708)   (4,021,637)         --       --
-----------------------------------------------------------------------------------------------
Net increase (decrease)     2,248,960   $18,080,173       2,224   $27,014
===============================================================================================

(1) July 29, 2005 (commencement of sale) through March 31, 2006 for Mid Cap
    Value.

5. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the six months ended September 30, 2006 follows:

--------------------------------------------------------------------------------------------------------------------
                      SHARE BALANCE  PURCHASE         SALES     REALIZED      DIVIDEND      SEPTEMBER 30, 2006
FUND/COMPANY             3/31/06       COST           COST     GAIN (LOSS)     INCOME   SHARE BALANCE  MARKET VALUE
--------------------------------------------------------------------------------------------------------------------
EQUITY INCOME
--------------------------------------------------------------------------------------------------------------------
Cascade Natural
Gas Corp.(1)             522,391      $615,241     $2,117,022   $186,365      $242,107     447,391      $11,672,431
--------------------
Westar Energy Inc.     3,297,649    18,873,015             --         --     1,924,500   4,160,749       97,819,209
--------------------
WGL Holdings Inc.      2,425,900       206,720        169,903    (25,584)    1,638,158   2,427,900       76,090,387
--------------------------------------------------------------------------------------------------------------------
                                   $19,694,976     $2,286,925   $160,781    $3,804,765                 $185,582,027
====================================================================================================================
SMALL CAP VALUE
--------------------------------------------------------------------------------------------------------------------
National Atlantic
Holdings Corp.
Cl A(2)                  665,000            --       $720,000   $(95,138)           --     605,000       $6,927,250
--------------------
Patriot Capital
Funding, Inc.            675,000    $4,596,531             --         --      $558,100   1,080,000       14,385,600
--------------------------------------------------------------------------------------------------------------------
                                    $4,596,531       $720,000   $(95,138)     $558,100                  $21,312,850
====================================================================================================================

(1) Company was not an affiliate at September 30, 2006.

(2) Non-income producing.

                                                                   (continued)

------
40

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a
$500,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended September 30, 2006.

7. RISK FACTORS

Small Cap Value generally invests in smaller companies which may be more volatile, and subject to greater short-term risk than those of larger companies.

8. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2006, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                               EQUITY INCOME   MID CAP VALUE   SMALL CAP VALUE
--------------------------------------------------------------------------------
Federal tax cost
of investments               $5,186,080,389    $214,587,997     $1,907,018,347
================================================================================
Gross tax appreciation
of investments                 $493,829,627     $10,613,416       $241,438,528
--------------------------
Gross tax depreciation
of investments                  (26,115,091)     (4,593,858)       (66,770,488)
--------------------------------------------------------------------------------
Net tax appreciation
(depreciation)
of investments                 $467,714,536      $6,019,558       $174,668,040
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and return of capital dividends.

Mid Cap Value had $1,284 of net foreign currency loss deferrals incurred in the five-month period ended March 31, 2006. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

9. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes --an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The FASB issued
Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
(FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact of adopting FIN 48 and FAS 157.

------
41

Equity Income - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

------------------------------------------------------------------------------------------------------------
                                                              INVESTOR CLASS
------------------------------------------------------------------------------------------------------------
                                        2006(1)      2006        2005        2004        2003        2002
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                      $8.11       $8.05       $7.84       $6.22       $7.36       $6.47
------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income(2)                0.10        0.20        0.21        0.22        0.17        0.17
-----------------------------------
  Net Realized and
  Unrealized Gain (Loss)                  0.54        0.36        0.61        1.71       (1.05)       0.93
------------------------------------------------------------------------------------------------------------
  Total From Investment Operations        0.64        0.56        0.82        1.93       (0.88)       1.10
------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income             (0.07)      (0.18)      (0.19)      (0.19)      (0.16)      (0.17)
-----------------------------------
  From Net Realized Gains                   --       (0.32)      (0.42)      (0.12)      (0.10)      (0.04)
------------------------------------------------------------------------------------------------------------
  Total Distributions                    (0.07)      (0.50)      (0.61)      (0.31)      (0.26)      (0.21)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $8.68       $8.11       $8.05       $7.84       $6.22       $7.36
============================================================================================================
  TOTAL RETURN(3)                         7.96%       7.21%      10.69%      31.30%    (12.09)%      17.35%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  0.98%(4)       0.98%       0.99%       1.00%       1.00%       1.00%
-----------------------------------
Ratio of Net Investment Income
to Average Net Assets                  2.36%(4)       2.53%       2.56%       2.95%       2.60%       2.49%
-----------------------------------
Portfolio Turnover Rate                     91%        150%        174%         91%        120%        139%
-----------------------------------
Net Assets, End of Period
(in thousands)                       $3,994,702  $3,715,366  $3,290,442  $2,248,158  $1,277,478  $1,025,143
------------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
42

Equity Income - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
------------------------------------------------------------------------------------------------
                                                         INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------
                                      2006(1)     2006      2005      2004     2003      2002
------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                    $8.11      $8.06     $7.85     $6.23    $7.36     $6.47
------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------
  Net Investment Income(2)              0.11       0.22      0.22      0.24     0.19      0.19
----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                           0.54       0.35      0.61      1.71    (1.04)     0.92
------------------------------------------------------------------------------------------------
  Total From Investment Operations      0.65       0.57      0.83      1.95    (0.85)     1.11
------------------------------------------------------------------------------------------------
Distributions
----------------------------------
  From Net Investment Income           (0.08)     (0.20)    (0.20)    (0.21)   (0.18)    (0.18)
----------------------------------
  From Net Realized Gains                 --      (0.32)    (0.42)    (0.12)   (0.10)    (0.04)
------------------------------------------------------------------------------------------------
  Total Distributions                  (0.08)     (0.52)    (0.62)    (0.33)   (0.28)    (0.22)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $8.68      $8.11     $8.06     $7.85    $6.23     $7.36
================================================================================================
  TOTAL RETURN(3)                       8.06%      7.29%    10.91%    31.51%  (11.77)%   17.40%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                0.78%(4)      0.78%     0.79%     0.80%     0.80%    0.80%
----------------------------------
Ratio of Net Investment Income
to Average Net Assets                2.56%(4)      2.73%     2.76%     3.15%     2.80%    2.69%
----------------------------------
Portfolio Turnover Rate                   91%       150%      174%       91%      120%     139%
----------------------------------
Net Assets, End of Period
(in thousands)                       $430,427   $382,909  $257,195  $183,330   $77,837  $65,738
------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
43

Equity Income - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-------------------------------------------------------------------------------------------------
                                                             ADVISOR CLASS
-------------------------------------------------------------------------------------------------
                                        2006(1)     2006      2005      2004     2003     2002
-------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                      $8.11     $8.05     $7.84     $6.22    $7.36     $6.47
-------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income(2)                0.09      0.18      0.19      0.20     0.16      0.16
-----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                             0.54      0.36      0.61      1.72    (1.05)     0.92
-------------------------------------------------------------------------------------------------
  Total From Investment Operations        0.63      0.54      0.80      1.92    (0.89)     1.08
-------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income             (0.06)    (0.16)    (0.17)    (0.18)   (0.15)    (0.15)
-----------------------------------
  From Net Realized Gains                   --     (0.32)    (0.42)    (0.12)   (0.10)    (0.04)
-------------------------------------------------------------------------------------------------
  Total Distributions                    (0.06)    (0.48)    (0.59)    (0.30)   (0.25)    (0.19)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $8.68     $8.11     $8.05     $7.84    $6.22     $7.36
=================================================================================================
  TOTAL RETURN(3)                         7.83%     6.94%    10.41%    30.97%  (12.30)%   17.05%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  1.23%(4)     1.23%     1.24%     1.25%     1.25%    1.25%
-----------------------------------
Ratio of Net Investment Income
to Average Net Assets                  2.11%(4)     2.28%     2.31%     2.70%     2.35%    2.24%
-----------------------------------
Portfolio Turnover Rate                     91%      150%      174%       91%      120%     139%
-----------------------------------
Net Assets, End of Period
(in thousands)                       $1,002,150  $902,749  $765,331  $457,360  $156,911  $74,868
-------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

------
44

Equity Income - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
----------------------------------------------------------------------------------------------
                                                              C CLASS
----------------------------------------------------------------------------------------------
                                       2006(1)    2006     2005     2004      2003    2002(2)
----------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                     $8.11    $8.06    $7.85    $6.21     $7.36     $6.89
----------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------
  Net Investment Income(3)               0.06     0.13     0.13     0.15      0.11      0.07
----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                            0.54     0.34     0.61     1.73     (1.06)     0.50
----------------------------------------------------------------------------------------------
  Total From Investment Operations       0.60     0.47     0.74     1.88     (0.95)     0.57
----------------------------------------------------------------------------------------------
Distributions
----------------------------------
  From Net Investment Income            (0.03)   (0.10)   (0.11)   (0.12)    (0.10)    (0.06)
----------------------------------
  From Net Realized Gains                  --    (0.32)   (0.42)   (0.12)    (0.10)    (0.04)
----------------------------------------------------------------------------------------------
  Total Distributions                   (0.03)   (0.42)   (0.53)   (0.24)    (0.20)    (0.10)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $8.68    $8.11    $8.06    $7.85     $6.21     $7.36
==============================================================================================
  TOTAL RETURN(4)                        7.42%    6.02%    9.60%   30.37%  (13.08)%     8.45%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 1.98%(5)    1.98%    1.99%    2.00%     2.00%  2.00%(5)
----------------------------------
Ratio of Net Investment Income
to Average Net Assets                 1.36%(5)    1.53%    1.56%    1.95%     1.60%  1.36%(5)
----------------------------------
Portfolio Turnover Rate                    91%     150%     174%      91%      120%   139%(6)
----------------------------------
Net Assets, End of Period
(in thousands)                        $108,806  $98,481  $63,512  $42,579   $12,254    $3,960
----------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) July 13, 2001 (commencement of sale) through March 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
45

Equity Income - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------------
                                                             R CLASS
--------------------------------------------------------------------------------------
                                              2006(1)   2006        2005      2004(2)
--------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $8.09    $8.04       $7.84      $7.22
--------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income(3)                      0.08     0.17        0.17       0.11
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)       0.54     0.34        0.60       0.76
--------------------------------------------------------------------------------------
  Total From Investment Operations              0.62     0.51        0.77       0.87
--------------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                   (0.05)   (0.14)      (0.15)     (0.13)
-----------------------------------------
  From Net Realized Gains                         --    (0.32)      (0.42)     (0.12)
--------------------------------------------------------------------------------------
  Total Distributions                          (0.05)   (0.46)      (0.57)     (0.25)
--------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $8.66    $8.09       $8.04      $7.84
======================================================================================
  TOTAL RETURN(4)                               7.71%    6.56%      10.03%     12.19%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        1.48%(5)    1.48%    1.44%(6)   1.50%(5)
-----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                        1.86%(5)    2.03%    2.11%(6)   2.44%(5)
-----------------------------------------
Portfolio Turnover Rate                           91%     150%        174%     91%(7)
-----------------------------------------
Net Assets, End of Period (in thousands)      $31,876  $24,283      $6,046       $392
--------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) August 29, 2003 (commencement of sale) through March 31, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) During a portion of the year ended March 31, 2005, the class received partial reimbursement of its distribution and service fees. Had fees not been reimbursed the annualized ratio of operating expenses to average net assets and annualized ratio of net investment income to average net assets would have been 1.49% and 2.06%, respectively.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2004.

See Notes to Financial Statements.

------
46

Mid Cap Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-------------------------------------------------------------------------------------
                                                         INVESTOR CLASS
-------------------------------------------------------------------------------------
                                               2006(1)    2006     2005     2004(2)
-------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $12.10    $11.32   $10.02    $10.00
-------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income(3)                       0.08      0.21     0.09      --(4)
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)        0.40      1.70     1.54      0.02
-------------------------------------------------------------------------------------
  Total From Investment Operations               0.48      1.91     1.63      0.02
-------------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                    (0.06)    (0.21)   (0.06)       --
-----------------------------------------
  From Net Realized Gains                          --     (0.92)   (0.27)       --
-------------------------------------------------------------------------------------
  Total Distributions                           (0.06)    (1.13)   (0.33)       --
-------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $12.52    $12.10   $11.32    $10.02
=====================================================================================
  TOTAL RETURN(5)                                4.02%    17.62%   16.40%     0.20%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         1.00%(6)     1.00%    1.00%  1.00%(6)
-----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                         1.27%(6)     1.77%    0.83%  0.00%(6)
-----------------------------------------
Portfolio Turnover Rate                            98%      228%     192%        0%
-----------------------------------------
Net Assets, End of Period (in thousands)      $195,202  $115,262  $42,059    $1,619
-------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) For the one day period ended March 31, 2004 (inception date).

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

------
47

Mid Cap Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                    INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                              2006(1)      2006       2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $12.10      $11.33      $10.07
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income(3)                      0.09        0.24        0.07
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)       0.42        1.69        1.51
--------------------------------------------------------------------------------
  Total From Investment Operations              0.51        1.93        1.58
--------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                   (0.08)      (0.24)      (0.05)
-----------------------------------------
  From Net Realized Gains                         --       (0.92)      (0.27)
--------------------------------------------------------------------------------
  Total Distributions                          (0.08)      (1.16)      (0.32)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                $12.53      $12.10      $11.33
================================================================================
  TOTAL RETURN(4)                               4.21%      17.74%      15.82%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        0.80%(5)       0.80%    0.80%(5)
-----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                        1.47%(5)       1.97%    1.00%(5)
-----------------------------------------
Portfolio Turnover Rate                           98%        228%     192%(6)
-----------------------------------------
Net Assets, End of Period (in thousands)      $13,410     $10,510      $8,082
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) August 2, 2004 (commencement of sale) through March 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2005.

See Notes to Financial Statements.

------
48

Mid Cap Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                        ADVISOR CLASS
--------------------------------------------------------------------------------
                                               2006(1)     2006        2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $12.10     $11.32       $10.99
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income(3)                       0.06       0.16         0.03
------------------------------------------
  Net Realized and Unrealized Gain (Loss)        0.41       1.72         0.31
--------------------------------------------------------------------------------
  Total From Investment Operations               0.47       1.88         0.34
--------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                    (0.05)     (0.18)       (0.01)
------------------------------------------
  From Net Realized Gains                          --      (0.92)          --
--------------------------------------------------------------------------------
  Total Distributions                           (0.05)     (1.10)       (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                 $12.52     $12.10       $11.32
================================================================================
  TOTAL RETURN(4)                                3.89%     17.32%        3.05%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         1.25%(5)      1.25%     1.25%(5)
------------------------------------------
Ratio of Net Investment Income
 to Average Net Assets                        1.02%(5)      1.52%     1.34%(5)
------------------------------------------
Portfolio Turnover Rate                            98%       228%      192%(6)
------------------------------------------
Net Assets, End of Period (in thousands)       $11,496     $8,175       $1,057
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) January 13, 2005 (commencement of sale) through March 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2005.

See Notes to Financial Statements.

------
49

Mid Cap Value - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
--------------------------------------------------------------------------------
                                                           R CLASS
--------------------------------------------------------------------------------
                                                     2006(1)    2006(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $12.09      $12.21
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Income(3)                            0.05        0.07
--------------------------------------------
  Net Realized and Unrealized Gain (Loss)             0.41        0.79
--------------------------------------------------------------------------------
  Total From Investment Operations                    0.46        0.86
--------------------------------------------------------------------------------
Distributions
--------------------------------------------
  From Net Investment Income                         (0.03)      (0.06)
--------------------------------------------
  From Net Realized Gains                               --       (0.92)
--------------------------------------------------------------------------------
  Total Distributions                                (0.03)      (0.98)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                      $12.52      $12.09
================================================================================
  TOTAL RETURN(4)                                     3.84%       7.56%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                              1.50%(5)    1.50%(5)
--------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                              0.77%(5)    0.97%(5)
--------------------------------------------
Portfolio Turnover Rate                                 98%     228%(6)
--------------------------------------------
Net Assets, End of Period (in thousands)                $80         $27
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) July 29, 2005 (commencement of sale) through March 31, 2006.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2006.

See Notes to Financial Statements.

------
50

Small Cap Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-----------------------------------------------------------------------------------------------------------
                                                                INVESTOR CLASS
-----------------------------------------------------------------------------------------------------------
                                        2006(1)      2006         2005        2004     2003         2002
-----------------------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                     $10.45      $10.07        $9.71       $6.44    $8.62        $6.60
-----------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income(2)                0.03        0.06         0.03        0.05     0.03         0.02
------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                            (0.13)       1.72         1.31        3.26    (1.87)        2.20
-----------------------------------------------------------------------------------------------------------
  Total From Investment Operations       (0.10)       1.78         1.34        3.31    (1.84)        2.22
-----------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net Investment Income                --       (0.06)       (0.03)      (0.04)   (0.02)       (0.02)
------------------------------------
  From Net Realized Gains                   --       (1.34)       (0.95)         --    (0.32)       (0.18)
-----------------------------------------------------------------------------------------------------------
  Total Distributions                       --       (1.40)       (0.98)      (0.04)   (0.34)       (0.20)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $10.35       $10.45      $10.07       $9.71    $6.44        $8.62
===========================================================================================================
  TOTAL RETURN(3)                        (0.96)%      18.67%      14.00%      51.53%  (21.55)%      33.97%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   1.25%(4)       1.25%       1.25%       1.26%     1.25%       1.25%
------------------------------------
Ratio of Net Investment Income
to Average Net Assets                   0.58%(4)       0.58%       0.32%       0.59%     0.37%       0.27%
------------------------------------
Portfolio Turnover Rate                      63%        111%        108%        110%      104%         73%
------------------------------------
Net Assets, End of Period
(in thousands)                        $1,233,008  $1,390,024  $1,252,153  $1,050,500  $670,755  $1,305,952
-----------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
51

Small Cap Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
------------------------------------------------------------------------------------------------
                                                       INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------
                                      2006(1)     2006      2005      2004     2003      2002
------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                   $10.47     $10.08     $9.72     $6.45    $8.63     $6.61
------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income(2)              0.04       0.08      0.05      0.07     0.04      0.03
-----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                          (0.13)      1.73      1.31      3.26    (1.87)     2.20
------------------------------------------------------------------------------------------------
  Total From Investment Operations     (0.09)      1.81      1.36      3.33    (1.83)     2.23
------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income              --      (0.08)    (0.05)    (0.06)   (0.03)    (0.03)
-----------------------------------
  From Net Realized Gains                 --      (1.34)    (0.95)       --    (0.32)    (0.18)
------------------------------------------------------------------------------------------------
  Total Distributions                     --      (1.42)    (1.00)    (0.06)   (0.35)    (0.21)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $10.38     $10.47    $10.08     $9.72    $6.45     $8.63
================================================================================================
  TOTAL RETURN(3)                      (0.86)%    18.98%    14.20%    51.75%  (21.38)%   34.11%

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 1.05%(4)     1.05%     1.05%     1.06%     1.05%    1.05%
-----------------------------------
Ratio of Net Investment Income
to Average Net Assets                 0.78%(4)     0.78%     0.52%     0.79%     0.57%    0.47%
-----------------------------------
Portfolio Turnover Rate                    63%      111%      108%      110%      104%      73%
-----------------------------------
Net Assets, End of Period
(in thousands)                        $425,316  $435,327  $314,700  $170,784   $79,546  $83,712
------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
52

Small Cap Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-------------------------------------------------------------------------------------------------
                                                            ADVISOR CLASS
-------------------------------------------------------------------------------------------------
                                      2006(1)     2006      2005      2004     2003       2002
-------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                   $10.45     $10.06     $9.71     $6.43    $8.62      $6.60
-------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income(2)              0.02       0.03      0.01      0.03     0.01       --(3)
-----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                          (0.14)      1.74      1.30      3.27    (1.87)      2.21
-------------------------------------------------------------------------------------------------
  Total From Investment Operations     (0.12)      1.77      1.31      3.30    (1.86)      2.21
-------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income              --      (0.04)    (0.01)    (0.02)   (0.01)     (0.01)
-----------------------------------
  From Net Realized Gains                 --      (1.34)    (0.95)       --    (0.32)     (0.18)
-------------------------------------------------------------------------------------------------
  Total Distributions                     --      (1.38)    (0.96)    (0.02)   (0.33)     (0.19)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $10.33     $10.45    $10.06     $9.71    $6.43      $8.62
=================================================================================================
  TOTAL RETURN(4)                      (1.15)%    18.51%    13.70%    51.38%  (21.85)%    33.74%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 1.50%(5)     1.50%     1.50%     1.51%     1.50%     1.50%
-----------------------------------
Ratio of Net Investment Income
to Average Net Assets                 0.33%(5)     0.33%     0.07%     0.34%     0.12%     0.02%
-----------------------------------
Portfolio Turnover Rate                    63%      111%      108%      110%      104%       73%
-----------------------------------
Net Assets, End of Period
(in thousands)                        $427,186  $455,001  $624,633  $432,261  $173,064  $182,986
-------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
53

Small Cap Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
------------------------------------------------------------------------------------------------------
                                                                 C CLASS
------------------------------------------------------------------------------------------------------
                                       2006(1)      2006      2005      2004       2003       2002(2)
------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                    $10.12      $9.83     $9.57     $6.35      $8.59        $7.57
------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Loss(3)                (0.02)     (0.04)    (0.07)    (0.03)     (0.04)       (0.05)
-----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                           (0.13)      1.67      1.28      3.25      (1.88)        1.23
------------------------------------------------------------------------------------------------------
  Total From Investment Operations      (0.15)      1.63      1.21      3.22      (1.92)        1.18
------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income               --         --        --        --         --         --(4)
-----------------------------------
  From Net Realized Gains                  --      (1.34)    (0.95)       --      (0.32)       (0.16)
------------------------------------------------------------------------------------------------------
  Total Distributions                      --      (1.34)    (0.95)       --      (0.32)       (0.16)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $9.97     $10.12     $9.83     $9.57      $6.35        $8.59
======================================================================================================
  TOTAL RETURN(5)                       (1.48)%    17.48%    12.85%    50.71%    (22.58)%      15.80%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  2.25%(6)     2.25%     2.25%     2.26%       2.25%    2.25%(6)
-----------------------------------
Ratio of Net Investment Loss
to Average Net Assets                (0.42)%(6)   (0.42)%   (0.68)%   (0.41)%     (0.63)%  (0.78)%(6)
-----------------------------------
Portfolio Turnover Rate                     63%      111%      108%      110%        104%      73%(7)
-----------------------------------
Net Assets, End of Period
(in thousands)                           $3,492    $3,678    $3,470    $3,711      $2,936      $3,997
------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) June 1, 2001 (commencement of sale) through March 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
54

Approval of Management Agreements for Equity Income, Mid Cap Value and
Small Cap Value

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process is referred to as the "15(c) Process."
As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c)
Providers") concerning Equity Income, Mid Cap Value and Small Cap Value (the
"funds") and the services provided to the funds under the management agreement.
The information considered and the discussions held at the meetings included, but were not limited to:

*    the nature, extent and quality of investment management, shareholder services and other services provided to the funds under the management agreement;

*    reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the funds and their shareholders on a routine and non-routine basis;

*    data comparing the cost of owning the funds to the cost of owning similar funds;

*    data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

*    financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

*    data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the funds' board of directors held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. The board also had the benefit of the advice of its independent counsel throughout the period.

                                                                    (continued)

------
55

Approval of Management Agreements for Equity Income, Mid Cap Value and
Small Cap Value

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

*    fund construction and design

*    portfolio security selection

*    initial capitalization/funding

*    securities trading

*    custody of fund assets

*    daily valuation of the funds' portfolio

*    shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

*    legal services

*    regulatory and portfolio compliance

*    financial reporting

*    marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the funds in accordance with their investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting, the Directors review investment performance information for the funds, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the funds. The Directors also review detailed performance information during the 15(c) Process comparing the funds'
performance with that of similar funds not managed by the advisor. If performance

                                                                    (continued)

------
56

Approval of Management Agreements for Equity Income, Mid Cap Value and
Small Cap Value

concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Equity Income's performance fell below the median for both the one and three year periods during part of the past year. The board discussed the fund's performance with the advisor and was satisfied with the efforts being undertaken by the advisor. Mid Cap Value's performance for both the one and three year periods was above the median for its peer group.
Small Cap Value's performance for the one year period was above the median for its peer group and slightly below the median for the three year period.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing the funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the

                                                                    (continued)

------
57

Approval of Management Agreements for Equity Income, Mid Cap Value and
Small Cap Value

Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, the expenses incurred by the advisor in providing various functions to the funds, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the funds increase in size, and through reinvestment in its business to provide shareholders additional content and services.

COMPARISON TO OTHER FUNDS' FEES. The funds pay the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds'
independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Directors' analysis of fee levels involves reviewing certain evaluative data compiled by a 15(c) Provider comparing the funds'
unified fee to the total expense ratio of other funds in the funds' peer groups.
The unified fee charged to shareholders of Equity Income and Mid Cap Value was below the median of the total expense ratios of their peer groups. The unified fee charged to shareholders of Small Cap Value was at the median of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The Directors analyzed this information and concluded that the fees charged and services provided to the funds were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result

                                                                    (continued)

------
58

Approval of Management Agreements for Equity Income, Mid Cap Value and
Small Cap Value

of its relationship with the funds. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the funds or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The
Directors noted that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the funds to determine breakpoints in the funds' fee schedules, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between the funds and the advisor is fair and reasonable in light of the services provided and should be renewed.

------
59

Share Class Information

Five classes of shares are authorized for sale by Equity Income: Investor Class,
Institutional Class, Advisor Class, C Class and R Class. Four classes of shares are authorized for sale by Mid Cap Value: Investor Class, Institutional Class,
Advisor Class, and R Class. Four classes of shares are authorized for sale by
Small Cap Value: Investor Class, Institutional Class, Advisor Class, and C
Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares. The total expense ratios of Advisor Class, C Class, and R Class shares are higher than that of Investor Class shares. Small Cap
Value is closed to new investments, except those from existing investors and those made through a small number of financial intermediaries selected by
American Century.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 distribution and service fee. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. The unified management fee for R Class shares is the same as for Investor Class shares. R Class shares are subject to a 0.50% annual Rule
12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
60

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's website at americancentury.com and on the Securities and Exchange
Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

                                                                    (continued)

------
61

Additional Information

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling
1-800-345-2021.

------
62

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The DOW JONES INDUSTRIAL AVERAGE (DJIA) is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including service-oriented firms. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators.

The LIPPER EQUITY INCOME INDEX is an equally-weighted index of, typically, the
30 largest equity income mutual funds that purchase securities of companies of all market capitalizations.

The NASDAQ COMPOSITE INDEX is a market value-weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The RUSSELL 1000(reg.tm) INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded
U.S. companies, based on total market capitalization). The RUSSELL 1000(reg.tm)
VALUE INDEX measures the performance of those Russell 1000 Index companies (the
1,000 largest of the 3, 000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

The RUSSELL 2000(reg.tm) INDEX is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization. The RUSSELL 2000(reg.tm) GROWTH INDEX measures the performance of those Russell 2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates. The RUSSELL
2000(reg.tm) VALUE INDEX measures the performance of those Russell 2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

The RUSSELL 3000(reg.tm) INDEX measures the performance of the 3,000 largest
U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of the latest reconstitution, the average market capitalization was approximately $4 billion;
the median market capitalization was approximately $700 million. The index had a total market capitalization range of approximately $309 billion to $128 million.
The RUSSELL 3000(reg.tm) VALUE INDEX measures the performance of those Russell
3000 Index companies (the 3,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

                                                                    (continued)

------
63

Index Definitions

The RUSSELL MIDCAP INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization. The RUSSELL MIDCAP VALUE INDEX measures the performance of those
Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The S&P SMALLCAP 600 INDEX, a capitalization-weighted index consisting of 600 domestic stocks, measures the small company segment of the U.S. market. The S&P
SMALLCAP 600/BARRA VALUE INDEX is a capitalization-weighted index consisting of
S&P SmallCap 600 stocks with lower price-to-book ratios that are slower growing or undervalued.

------
64

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                       PRSRT STD
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                     AMERICAN CENTURY
                                                                   COMPANIES

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

                                            American Century Investment
                                            Services, Inc., Distributor

0611
SH-SAN-51659S                               (c)2006 American Century Proprietary
                                            Holdings, Inc. All rights reserved.

AMERICAN CENTURY INVESTMENTS

Semiannual Report

September 30, 2006

[photo of fall trees]

Value Fund
Large Company Value Fund

[american century investments logo and text logo]

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
FOUNDER
AMERICAN CENTURY COMPANIES, INC.

/s/James E. Stowers III
James E. Stowers III
CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

We are pleased to provide you with the semiannual report for the American
Century Value and Large Company  Value funds for the six months ended September
30, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our website,
americancentury.com, where we post quarterly portfolio commentaries, the views of senior investment officers and analysts, and other communications about investments, portfolio strategy, personal finance, and the markets.

In its most recent rankings, Dalbar -- which issues customer satisfaction ratings and rankings based on website functionality -- ranked
americancentury.com fourth out of the sites provided by the top 25 fund companies that it believes lead the industry in web-based technology. Our website earned an "Excellent" rating, Dalbar's highest designation.

For most of 2006, our website has linked visitors to information explaining our strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). This campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count. To learn more about the collaboration and the LAF, please visit americancentury.com or www.lanceface.com on the Web and  click on the links to related sites.

With the approach of year end and the 2006 tax season, you can also find out more about December fund distributions and tax information via a link from our website. We've posted December distribution estimates for over 50 funds, answers to frequent distribution questions, and online descriptions of all of the tax information we provide to investors.

If you haven't visited americancentury.com yet, we encourage you to do so . . .
it's there to serve you. And so are we. As always, we deeply appreciate your commitment to American Century Investments.

Market Perspective  . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
   Six-Month Total Returns  . . . . . . . . . . . . . . . . . . . . . . . . 2

VALUE

LARGE COMPANY VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION
Approval of Management Agreements for

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American
Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund.
Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Market Perspective

[photo of Phil Davidson]

BY PHIL DAVIDSON, CHIEF INVESTMENT OFFICER, U.S. VALUE EQUITY

MODEST RALLY FOR STOCKS

Cooling energy prices and a pause in Federal Reserve interest rate hikes enabled
U.S. stocks to post positive results for the six months ended September 30,
2006. In fact, during the final week of the period, the Dow Jones Industrial
Average briefly surpassed its all-time closing high, only to fall back and close below the record. As a result of this late summer rally, the Dow Industrials and the S&P 500 Index overcame second-quarter losses (based on earlier fears about inflation and economic growth) to post gains. However, the technology-heavy
Nasdaq Composite, which suffered a steep second-quarter decline, remained down for the period.

PLAYING DEFENSE

After enduring a difficult spring--the S&P 500 fell 4.15% during the last three weeks of May alone--many stock investors played defense during the summer.
Seeking companies with more predictable earnings and dividend payouts, they shifted money into utilities and telecommunication service providers, as well as retailers of everyday consumer products. Meanwhile, falling oil prices drove money out of energy stocks, and, with the economy slowing, investors were lukewarm to information technology businesses and cyclical groups like industrials and materials.

SIZE AND QUALITY MATTERED

Within the value realm, large companies had the highest returns for the six months, as evidenced by the Russell 1000 Value Index's 6.85% gain. At the other end of the spectrum, the Russell 2000 Value Index, a measure of small-cap companies, was basically flat for the period. Medium-sized value companies performed in between as the Russell Midcap Value Index gained 2.95%. On the whole, value shares performed better than growth stocks across the capitalization range.

In addition to size, quality mattered. Merrill Lynch data indicated that a multi-year rally in lower-quality issues reversed course during the period as companies rated B+ or higher by Standard & Poor's significantly outperformed lower-rated businesses, particularly during the third quarter. Historically, market cycles led by sound companies with strong balance sheets have tended to elevate returns of American Century's value funds, which generally seek higher-quality stocks.

While value shares paced the market, few clear value themes emerged. That put the onus on stock-picking ability--finding attractive value investments, one by one. As "bottom-up" value investors who rely on a disciplined, repeatable process, we're confident that this situation plays to our strength.

SIX-MONTH TOTAL RETURNS
AS OF SEPTEMBER 30, 2006*
--------------------------------------------------------------------------------
Dow Jones Industrial Average                                  6.34%
--------------------------------------------------------------------------------
S&P 500 Index                                                 4.14%
--------------------------------------------------------------------------------
Nasdaq Composite                                             -3.15%
--------------------------------------------------------------------------------
*Total returns for periods less than one year are not annualized.

------
2

Value - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2006
                                       -----------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                6 MONTHS(1)   1 YEAR   5 YEARS  10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS    6.49%       14.69%   11.14%    11.03%    12.42%        9/1/93
--------------------------------------------------------------------------------
RUSSELL 3000
VALUE INDEX(2)    6.18%       14.55%   11.18%    11.31%    11.89%(3)       --
--------------------------------------------------------------------------------
S&P 500
INDEX(2)          4.14%       10.79%    6.97%     8.59%    10.43%(3)       --
--------------------------------------------------------------------------------
LIPPER
MULTI-CAP
VALUE INDEX(2)    3.67%       10.94%   10.42%     9.65%    10.64%(3)       --
--------------------------------------------------------------------------------
Institutional
Class             6.58%       14.89%   11.35%       --      9.10%        7/31/97
--------------------------------------------------------------------------------
Advisor Class     6.35%       14.40%   10.87%       --     10.67%        10/2/96
--------------------------------------------------------------------------------
A Class                                                                  1/31/03
   No sales
   charge*        6.34%       14.53%      --        --     16.51%
   With sales
   charge*        0.21%        7.97%      --        --     14.66%
--------------------------------------------------------------------------------
B Class                                                                  1/31/03
   No sales
   charge*        5.95%       13.56%      --        --     15.71%(4)
   With sales
   charge*        0.95%        9.56%      --        --     15.15%(4)
--------------------------------------------------------------------------------
C Class                                                                  6/4/01
   No sales
   charge*        5.85%       13.49%   10.03%       --      7.56%
   With sales
   charge*        4.85%       13.49%   10.03%       --      7.56%
--------------------------------------------------------------------------------
R Class           6.22%       14.12%      --        --      9.75%        7/29/05
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
 Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The
 SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Since 8/31/93, the date nearest the Investor Class's inception for which data are available.

(4) Class return would have been lower if the class had not received partial reimbursements or waivers of its distribution and
    service fees.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------
3

Value - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended September 30
-------------------------------------------------------------------------------------------------------------
                    1997     1998     1999     2000      2001      2002     2003     2004     2005     2006
-------------------------------------------------------------------------------------------------------------
Investor Class     37.80%   -5.98%   12.04%    2.95%    12.36%    -8.55%   23.02%   19.56%    9.96%   14.69%
-------------------------------------------------------------------------------------------------------------
Russell 3000
Value Index        42.33%    1.96%   17.64%    9.35%    -7.98%   -15.89%   24.89%   20.89%   16.78%   14.55%
-------------------------------------------------------------------------------------------------------------
S&P 500 Index      40.45%    9.05%   27.80%   13.28%   -26.62%   -20.49%   24.40%   13.87%   12.25%   10.79%
-------------------------------------------------------------------------------------------------------------
Lipper Multi-Cap
Value Index        37.54%   -7.19%   15.36%   10.61%    -6.04%   -14.25%   27.08%   17.61%   15.42%   10.94%
-------------------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
4

Value - Portfolio Commentary

PORTFOLIO MANAGERS: PHIL DAVIDSON, MICHAEL LISS, AND SCOTT MOORE

PERFORMANCE SUMMARY

Value gained 6.49%(1) for the six months ended September 30, 2006, significantly outperforming the Lipper Multi-Cap Value Index, which was up 3.67%. The Russell
3000 Value Index, indicative of the larger capitalization, value side of the market, gained 6.18%. The median return for Morningstar's Large Cap Value category was 5.29%(2). Looking more broadly, the S&P 500 Index gained 4.14%.

These six-month results reflected an equities market in which investors generally preferred the more stable returns associated with high-quality, more-established companies. That environment fit well with Value's investment process, which seeks higher-quality businesses with strong cash flows and sound balance sheets. As a result, the portfolio received positive contributions from nine of the ten sectors in which it was invested.

Over time, our disciplined investment approach has provided longer-term investors with solid performance. Since Value's inception on September 1, 1993, the portfolio has produced an average annualized return of 12.42%, versus a
10.64%(3) average return for the Lipper Multi-Cap Value Index and the Russell
3000 Value Index's 11.89%(3). The median return for Morningstar's Large Cap
Value category was 10.16%. The S&P 500 had a 10.43%(3) average annualized return for the same period.

FINANCIALS LED THE PORTFOLIO

Financial stocks proved to be the portfolio's largest contributors to absolute results, led by shares of diversified financial services companies. Within that space, we were rewarded for taking a large position in Bank of America Corp. The second-largest bank in the United Sates, Bank of America posted a double-digit return, benefiting from synergies stemming from its acquisition of credit card giant MBNA Corp.

Freddie Mac was another strong contributor--as well as a good example of our willingness to be patient while a company works through what we believe are transitory problems. The mortgage industry stock rebounded after being beset by a delay in reporting

TOP TEN HOLDINGS
AS OF SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/06               3/31/06
--------------------------------------------------------------------------------
Bank of America Corp.                     3.7%                  4.8%
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                      3.6%                  3.6%
--------------------------------------------------------------------------------
Beckman Coulter, Inc.                     2.7%                  1.3%
--------------------------------------------------------------------------------
Freddie Mac                               2.6%                  1.8%
--------------------------------------------------------------------------------
American International
Group, Inc.                               2.6%                  1.7%
--------------------------------------------------------------------------------
Equitable Resources Inc.                  2.5%                  1.3%
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                      2.4%                  3.2%
--------------------------------------------------------------------------------
International Flavors &
Fragrances Inc.                           2.4%                  3.8%
--------------------------------------------------------------------------------
H.J. Heinz Co.                            2.2%                  0.8%
--------------------------------------------------------------------------------
HCA Inc.                                  2.1%                  0.9%
--------------------------------------------------------------------------------

(1) All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

(2) The median returns for Morningstar's Large Cap Value category were 12.36%,
    8.51%, and 8.80% for the 1-, 5-, and 10-year periods ended September 30,
    2006, respectively.

(3) Since 8/31/93, the date nearest the Investor Class's inception for which data are available.
                                                                  (continued)

------
5

Value - Portfolio Commentary

its 2005 results and the prospect of increased regulation of government-sponsored enterprises.

CONSUMER STAPLES ADDED TO RESULTS

Investments in providers of everyday consumer products were another strong source of performance. Our top-contributing securities included Kimberly-Clark
Corp. and Kraft Foods Inc. Kimberly-Clark, one of the world's largest makers of personal-care paper products, benefited from price increases, cost structure rationalization, and the stabilization of key commodity prices. Kraft, the largest branded food company in the United States, has increased its investments in brand-building and new product innovations. In the beverage realm,
Anheuser-Busch added to our results. The world's largest brewer benefited from a more favorable pricing environment and a growing international beer presence.

HEALTH CARE WAS ANOTHER PLUS

The portfolio also benefited from stock selection and strategic weightings in several parts of the health care sector. One of our top investments was Abbott
Laboratories. Abbott saw an acceleration in its underlying pharmaceutical business and a continued recovery in its U.S. diagnostics activities. The company also acquired part of Guidant's cardiovascular business from Boston
Scientific, expanding Abbott's footprint in the medical technology arena, while adding products such as coronary stents and catheters to its medical technology product line.

CONSUMER DISCRETIONARY STOCKS DETRACTED

While we posted strong results, some investments performed below our expectations. In retailing, discounter Dollar General Corp. found its profits squeezed by markdowns, higher shrink (losses from theft) and gasoline prices that slowed spending by consumers. Another detractor was our position in OSI
Restaurant Partners, Inc., whose brands include Outback Steakhouse, Carrabba's
Italian Grill, and Bonefish Grill. Again, high gasoline prices led many consumers to cut back on dining out.

HOW THE FUND FITS IN A DIVERSIFIED INVESTMENT STRATEGY

Value is designed for investors seeking long-term capital growth with potential for some income. It can serve as a solid core holding and as a way to complement more aggressive, more volatile growth investments.

TOP FIVE INDUSTRIES
AS OF SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/06               3/31/06
--------------------------------------------------------------------------------
Oil, Gas &
Consumable Fuels                          7.3%                  7.0%
--------------------------------------------------------------------------------
Insurance                                 6.6%                  6.4%
--------------------------------------------------------------------------------
Food Products                             6.0%                  7.9%
--------------------------------------------------------------------------------
Commercial Banks                          6.0%                 10.1%
--------------------------------------------------------------------------------
Chemicals                                 5.9%                  7.9%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        9/30/06               3/31/06
--------------------------------------------------------------------------------
Common Stocks                            94.9%                 95.9%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               5.0%                  4.5%
--------------------------------------------------------------------------------
Other Assets
and Liabilities*                          0.1%                (0.4)%
--------------------------------------------------------------------------------
*Includes collateral received for securities lending and other assets and liabilities.

------
6

Value - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 94.9%

AEROSPACE & DEFENSE -- 0.9%
--------------------------------------------------------------------------------
   621,618    Honeywell International Inc.                       $   25,424,176
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 1.5%
--------------------------------------------------------------------------------
   606,608    United Parcel Service,
              Inc. Cl B                                              43,639,380
--------------------------------------------------------------------------------
BEVERAGES -- 3.4%
--------------------------------------------------------------------------------
   977,314    Anheuser-Busch
              Companies, Inc.                                        46,432,189
--------------------------------------------------------------------------------
   493,555    Coca-Cola Company (The)                                22,052,037
--------------------------------------------------------------------------------
 1,518,012    Coca-Cola Enterprises Inc.                             31,620,190
--------------------------------------------------------------------------------
                                                                    100,104,416
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.8%
--------------------------------------------------------------------------------
   899,612    Masco Corp.(1)                                         24,667,361
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.6%
--------------------------------------------------------------------------------
   119,432    Merrill Lynch & Co., Inc.                               9,341,971
--------------------------------------------------------------------------------
   134,739    Morgan Stanley                                          9,823,821
--------------------------------------------------------------------------------
                                                                     19,165,792
--------------------------------------------------------------------------------
CHEMICALS -- 5.9%
--------------------------------------------------------------------------------
   126,074    Air Products &
              Chemicals, Inc.                                         8,367,531
--------------------------------------------------------------------------------
   940,337    du Pont (E.I.)
              de Nemours & Co.                                       40,284,037
--------------------------------------------------------------------------------
 1,772,008    International Flavors &
              Fragrances Inc.                                        70,065,197
--------------------------------------------------------------------------------
   808,689    Minerals Technologies Inc.(1)                          43,183,993
--------------------------------------------------------------------------------
   591,491    Nalco Holding Co.(2)                                   10,954,413
--------------------------------------------------------------------------------
                                                                    172,855,171
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 6.0%
--------------------------------------------------------------------------------
   380,521    BB&T Corporation                                       16,659,209
--------------------------------------------------------------------------------
 1,420,340    Fifth Third Bancorp                                    54,086,547
--------------------------------------------------------------------------------
   164,331    Marshall & Ilsley Corp.                                 7,917,468
--------------------------------------------------------------------------------
   925,403    SunTrust Banks, Inc.                                   71,515,144
--------------------------------------------------------------------------------
   515,467    U.S. Bancorp                                           17,123,814
--------------------------------------------------------------------------------
   128,284    Zions Bancorporation                                   10,238,346
--------------------------------------------------------------------------------
                                                                    177,540,528
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.4%
--------------------------------------------------------------------------------
 1,014,009    Republic Services, Inc. Cl A                           40,773,302
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 0.8%
--------------------------------------------------------------------------------
   606,966    Dell Inc.(2)                                           13,863,104
--------------------------------------------------------------------------------
   226,521    Diebold, Inc.(1)                                        9,860,459
--------------------------------------------------------------------------------
                                                                     23,723,563
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.8%
--------------------------------------------------------------------------------
   729,864    Bemis Co., Inc.                                        23,983,331
--------------------------------------------------------------------------------
DIVERSIFIED -- 2.0%
--------------------------------------------------------------------------------
   432,258    Standard and Poor's 500
              Depositary Receipt(1)                                  57,719,411
--------------------------------------------------------------------------------

Shares                                                               Value
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 4.5%
--------------------------------------------------------------------------------
 2,018,547    Bank of America Corp.                              $  108,133,564
--------------------------------------------------------------------------------
   516,617    Citigroup Inc.                                         25,660,366
--------------------------------------------------------------------------------
                                                                    133,793,930
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.2%
--------------------------------------------------------------------------------
 1,785,105    AT&T Inc.                                              58,123,019
--------------------------------------------------------------------------------
   369,139    Commonwealth Telephone
              Enterprises, Inc.(1)                                   15,219,601
--------------------------------------------------------------------------------
   599,708    Verizon Communications Inc.                            22,267,158
--------------------------------------------------------------------------------
                                                                     95,609,778
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.0%
--------------------------------------------------------------------------------
   221,852    FPL Group, Inc.                                         9,983,340
--------------------------------------------------------------------------------
   785,240    Northeast Utilities                                    18,272,535
--------------------------------------------------------------------------------
                                                                     28,255,875
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.7%
--------------------------------------------------------------------------------
   446,423    Hubbell Inc. Cl B(1)                                   21,383,662
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 1.0%
--------------------------------------------------------------------------------
   609,984    Wal-Mart Stores, Inc.                                  30,084,411
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 6.0%
--------------------------------------------------------------------------------
   884,953    ConAgra Foods, Inc.                                    21,663,649
--------------------------------------------------------------------------------
   355,536    General Mills, Inc.                                    20,123,338
--------------------------------------------------------------------------------
 1,523,530    H.J. Heinz Co.                                         63,881,612
--------------------------------------------------------------------------------
 1,356,382    Kraft Foods Inc. Cl A(1)                               48,368,582
--------------------------------------------------------------------------------
   974,677    Unilever N.V. New
              York Shares                                            23,918,574
--------------------------------------------------------------------------------
                                                                    177,955,755
--------------------------------------------------------------------------------
GAS UTILITIES -- 0.7%
--------------------------------------------------------------------------------
   623,687    WGL Holdings Inc.(1)                                   19,546,351
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.4%
--------------------------------------------------------------------------------
 1,404,203    Beckman Coulter, Inc.(1)                               80,825,925
--------------------------------------------------------------------------------
 1,367,976    Symmetry Medical Inc.(1)(2)                            20,642,758
--------------------------------------------------------------------------------
                                                                    101,468,683
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 2.1%
--------------------------------------------------------------------------------
 1,221,925    HCA Inc.                                               60,961,838
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 3.0%
--------------------------------------------------------------------------------
   481,388    International
              Speedway Corp.                                         23,992,378
--------------------------------------------------------------------------------
 1,089,107    OSI Restaurant
              Partners, Inc.(1)                                      34,535,582
--------------------------------------------------------------------------------
   843,338    Speedway Motorsports Inc.(1)                           30,705,937
--------------------------------------------------------------------------------
                                                                     89,233,897
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 3.9%
--------------------------------------------------------------------------------
   162,684    Clorox Company                                         10,249,092
--------------------------------------------------------------------------------
 1,616,628    Kimberly-Clark Corp.                                  105,662,806
--------------------------------------------------------------------------------
                                                                    115,911,898
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 1.9%
--------------------------------------------------------------------------------
 1,546,809    General Electric Co.                                   54,602,358
--------------------------------------------------------------------------------
See Notes to Financial Statements.                                  (continued)

------
7

Value - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

INSURANCE -- 6.6%
--------------------------------------------------------------------------------
   124,465    Ambac Financial
              Group, Inc.                                        $   10,299,479
--------------------------------------------------------------------------------
 1,138,112    American International
              Group, Inc.                                            75,411,301
--------------------------------------------------------------------------------
       422    Berkshire Hathaway
              Inc. Cl A(2)                                           40,427,600
--------------------------------------------------------------------------------
   253,239    Chubb Corp.                                            13,158,298
--------------------------------------------------------------------------------
   194,503    Hartford Financial Services
              Group Inc. (The)                                       16,873,135
--------------------------------------------------------------------------------
 1,409,142    Marsh & McLennan
              Companies, Inc.(1)                                     39,667,347
--------------------------------------------------------------------------------
                                                                    195,837,160
--------------------------------------------------------------------------------
IT SERVICES -- 1.2%
--------------------------------------------------------------------------------
   422,764    International Business
              Machines Corp.                                         34,641,282
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 1.2%
--------------------------------------------------------------------------------
 1,525,452    Hasbro, Inc.                                           34,704,033
--------------------------------------------------------------------------------
MEDIA -- 0.3%
--------------------------------------------------------------------------------
    378,557   New York Times Co.
              (The) Cl A(1)                                           8,699,240
--------------------------------------------------------------------------------
METALS & MINING -- 0.5%
--------------------------------------------------------------------------------
   313,779    Newmont Mining Corporation                             13,414,052
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 4.3%
--------------------------------------------------------------------------------
   484,574    Ameren Corp.(1)                                        25,580,661
--------------------------------------------------------------------------------
   367,653    Consolidated Edison, Inc.                              16,985,569
--------------------------------------------------------------------------------
   110,187    Dominion Resources Inc.                                 8,428,204
--------------------------------------------------------------------------------
   723,247    Wisconsin Energy Corp.(1)                              31,200,876
--------------------------------------------------------------------------------
 2,196,320    XCEL Energy Inc.(1)                                    45,354,007
--------------------------------------------------------------------------------
                                                                    127,549,317
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.7%
--------------------------------------------------------------------------------
 3,787,580    Dollar General Corp.                                   51,624,715
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 7.3%
--------------------------------------------------------------------------------
   382,439    BP plc ADR                                             25,080,350
--------------------------------------------------------------------------------
   672,844    Chevron Corp.                                          43,640,662
--------------------------------------------------------------------------------
 2,077,247    Equitable Resources Inc.(1)                            72,662,099
--------------------------------------------------------------------------------
   870,094    Exxon Mobil Corp.                                      58,383,307
--------------------------------------------------------------------------------
   220,062    Murphy Oil Corp.                                       10,463,948
--------------------------------------------------------------------------------
    80,430    Royal Dutch Shell plc ADR                               5,316,423
--------------------------------------------------------------------------------
                                                                    215,546,789
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 1.4%
--------------------------------------------------------------------------------
 1,141,844    MeadWestvaco Corp.                                     30,270,284
--------------------------------------------------------------------------------
   184,522    Weyerhaeuser Co.                                       11,353,639
--------------------------------------------------------------------------------
                                                                     41,623,923
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 4.2%
--------------------------------------------------------------------------------
   529,656    Abbott Laboratories                                    25,720,095
--------------------------------------------------------------------------------
   343,990    Bristol-Myers Squibb Co.                                8,572,231
--------------------------------------------------------------------------------

Shares                                                               Value
--------------------------------------------------------------------------------
   204,697    Eli Lilly and Company                              $   11,667,729
--------------------------------------------------------------------------------
   126,094    Johnson & Johnson                                       8,188,544
--------------------------------------------------------------------------------
   258,302    Merck & Co., Inc.                                      10,822,854
--------------------------------------------------------------------------------
 1,063,135    Pfizer Inc.                                            30,150,509
--------------------------------------------------------------------------------
 1,110,712    Watson
              Pharmaceuticals, Inc.(2)                               29,067,333
--------------------------------------------------------------------------------
                                                                    124,189,295
--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 2.4%
--------------------------------------------------------------------------------
   594,388    Applied Materials, Inc.                                10,538,499
--------------------------------------------------------------------------------
 2,920,966    Intel Corp.                                            60,084,271
--------------------------------------------------------------------------------
                                                                     70,622,770
--------------------------------------------------------------------------------
SOFTWARE -- 0.4%
--------------------------------------------------------------------------------
   408,316    Microsoft Corporation                                  11,159,276
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.5%
--------------------------------------------------------------------------------
   583,015    Gap, Inc. (The)                                        11,048,134
--------------------------------------------------------------------------------
   515,423    Home Depot, Inc. (The)                                 18,694,392
--------------------------------------------------------------------------------
   552,066    Lowe's Companies, Inc.                                 15,490,972
--------------------------------------------------------------------------------
                                                                     45,233,498
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 5.7%
--------------------------------------------------------------------------------
   991,113    Fannie Mae                                             55,413,128
--------------------------------------------------------------------------------
 1,137,031    Freddie Mac                                            75,419,266
--------------------------------------------------------------------------------
   624,813    MGIC Investment Corp.                                  37,470,036
--------------------------------------------------------------------------------
                                                                    168,302,430
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.7%
--------------------------------------------------------------------------------
   294,872    Grainger (W.W.), Inc.                                  19,762,321
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $2,518,720,295)                                             2,801,314,968
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 5.0%

Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by
various  U.S. Treasury obligations, 4.625%,
8/31/11, valued at $59,053,283),
in a joint trading account at 4.95%,
dated 9/29/06, due 10/2/06
(Delivery Value $58,023,925)                                         58,000,000
--------------------------------------------------------------------------------

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 7.875%,
2/15/21, valued at $90,052,501),
in a joint trading account at 4.98%,
dated 9/29/06, due 10/2/06
(Delivery Value $88,436,686)                                         88,400,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENT
(Cost $146,400,000)                                                 146,400,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

Value - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

                                                                     Value
--------------------------------------------------------------------------------

COLLATERAL RECEIVED
FOR SECURITIES LENDING(3) -- 9.9%

REPURCHASE AGREEMENTS -- 9.9%
--------------------------------------------------------------------------------
Repurchase Agreement, Merrill
Lynch & Co., Inc., (collateralized
by various U.S. Government Agency
obligations in a pooled account
at the lending agent), 5.37%,
dated 9/29/06, due 10/2/06
(Delivery value $75,033,563)                                     $   75,000,000
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various U.S.
Government Agency obligations in a
pooled account at the lending agent),
5.375%, dated 9/29/06, due 10/2/06
(Delivery value $218,679,432)                                       218,581,526
--------------------------------------------------------------------------------

Value
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED  FOR SECURITIES LENDING
(Cost $293,581,526)                                              $  293,581,526
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 109.8%
(Cost $2,958,701,821)                                             3,241,296,494
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (9.8)%                                              (290,282,444)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $2,951,014,050
================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  Contracts to Sell       Settlement Date     Value       Unrealized Gain (Loss)
--------------------------------------------------------------------------------
18,209,594 Euro for USD      10/31/06       $23,131,826           $ 36,423
--------------------------------------------------------------------------------
 9,056,753 GBP for USD       10/31/06        16,955,760            134,695
--------------------------------------------------------------------------------
                                            $40,087,586           $171,118
                                         =======================================

(Value on Settlement Date $40,258,704)

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

GBP = British Pound

USD = United States Dollar

(1) Security, or a portion thereof, was on loan as of September 30, 2006.

(2) Non-income producing.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 6 in Notes to Financial Statements.)

See Notes to Financial Statements.

------
9

Large Company Value - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2006
                                      ------------------------------
                                          AVERAGE ANNUAL RETURNS
-------------------------------------------------------------------------------
                                                           SINCE      INCEPTION
                        6 MONTHS(1)   1 YEAR   5 YEARS   INCEPTION       DATE
-------------------------------------------------------------------------------
INVESTOR CLASS             7.50%      13.42%   10.13%      7.17%       7/30/99
-------------------------------------------------------------------------------
RUSSELL 1000
VALUE INDEX(2)             6.85%      14.62%   10.73%      6.16%         --
-------------------------------------------------------------------------------
S&P 500 INDEX(2)           4.14%      10.79%    6.97%      1.68%         --
-------------------------------------------------------------------------------
Institutional Class        7.61%      13.64%   10.34       7.95%       8/10/01
-------------------------------------------------------------------------------
Advisor Class              7.37%      13.13%    9.85       9.29%      10/26/00
-------------------------------------------------------------------------------
A Class                                                                1/31/03
   No sales charge*        7.52%      13.29%      --      16.29%
   With sales charge*      1.33%       6.80%      --      14.44%
-------------------------------------------------------------------------------
B Class                                                                1/31/03
   No sales charge*        6.95%      12.43%      --      15.47%(3)
   With sales charge*      1.95%       8.43%      --      14.91%(3)
-------------------------------------------------------------------------------
C Class                                                                11/7/01
   No sales charge*        6.97%      12.47%      --       8.25%
   With sales charge*      5.97%      12.47%      --       8.25%
-------------------------------------------------------------------------------
R Class                    7.23%      12.86%      --      13.40%(3)    8/29/03
-------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
 Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The
 SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Class return would have been lower if the class had not received partial reimbursements or waivers of its distribution and service fees.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
10

Large Company Value - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made July 30, 1999

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended September 30
--------------------------------------------------------------------------------
          1999*    2000      2001      2002     2003     2004     2005     2006
--------------------------------------------------------------------------------
Investor
Class    -8.56%    5.67%     4.99%   -13.70%   23.93%   18.84%   12.38%   13.42%
--------------------------------------------------------------------------------
Russell
1000
Value
Index    -7.08%    8.91%    -8.91%   -16.95%   24.37%   20.52%   16.69%   14.62%
--------------------------------------------------------------------------------
S&P 500
Index    -3.22%   13.28%   -26.62%   -20.49%   24.40%   13.87%   12.25%   10.79%
--------------------------------------------------------------------------------

* From 7/30/99, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
11

Large Company Value - Portfolio Commentary

PORTFOLIO MANAGERS: MARK MALLON, CHUCK RITTER, AND BRENDAN HEALY.

PERFORMANCE SUMMARY

For the six months ended September 30, 2006, Large Company Value gained 7.50%*, outperforming the 6.85% return of its benchmark, the Russell 1000 Value Index.
This superior performance was attributable to effective security selection. The broader market, as measured by the S&P 500, returned 4.14%.

Large Company Value's performance has been solid since the portfolio's July 30,
1999, inception. Our consistent, patient approach has enabled Large Company
Value to produce an average annual return of 7.17%, compared with the 6.16%
return of its benchmark and the 1.68% return of the S&P 500 for the same period.

GRAVITATING TOWARD OUR PREFERENCES

Amid mixed economic signals during the reporting period, investors gravitated toward investments in larger companies with reliable earnings and a history of dividends--exactly the kinds of companies we have been finding attractive. With our larger-cap bias, this trend has been a beneficial one as the market rediscovers the kinds of companies we find appealing.

FINANCIALS: THE TOP CONTRIBUTOR

Large Company Value's stake in the financials sector, its largest sector position, made the most significant contribution to total return and performance versus the Russell 1000 Value Index. Diversified financial services firms were the strongest performers, and all of our holdings in the area--Bank of America,
J.P. Morgan Chase, and Citigroup--finished among the top-contributing stocks.

ENERGY, HEALTH CARE ADDED VALUE

Holdings in the energy sector were another source of strength on both an absolute and relative basis. We focused on diversified, multinational oil and gas companies and remained selective, holding only a handful of names. Though it was a difficult period for energy stocks as oil prices came off their highs, we sidestepped broader damage, and most of our holdings posted gains.

Finally, our stake in the health care sector performed well. Our patience was rewarded when long-time holdings in the pharmaceutical industry, some of which have struggled in the past, became solid performers. Industry

TOP TEN HOLDINGS
AS OF SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/06               3/31/06
--------------------------------------------------------------------------------
Citigroup Inc.                            4.7%                  4.7%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                         4.5%                  4.5%
--------------------------------------------------------------------------------
Bank of America Corp.                     3.5%                  3.3%
--------------------------------------------------------------------------------
Freddie Mac                               3.0%                  2.9%
--------------------------------------------------------------------------------
Chevron Corp.                             2.9%                  2.3%
--------------------------------------------------------------------------------
Royal Dutch Shell
plc ADR                                   2.6%                  2.7%
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                   2.5%                  2.5%
--------------------------------------------------------------------------------
Wells Fargo & Co.                         2.2%                  2.2%
--------------------------------------------------------------------------------
Pfizer Inc.                               2.0%                  1.7%
--------------------------------------------------------------------------------
AT&T Inc.                                 1.9%                  1.7%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 Total returns for  periods less than one year are not annualized.
                                                                    (continued)

------
12

Large Company Value - Portfolio Commentary

leader Pfizer paced gains. Despite the challenges of generic competition and patent expirations, the company's stock rebounded nicely from its July lows on robust earnings reports driven by strength in key drugs such as Lipitor, the largest-selling medicine in the world.

MINOR SETBACKS

Our stake in the materials sector slowed performance slightly and represented the only sector-level detractor to absolute performance. While much of our position fared well, our sole holding in the paper and forest products industry disappointed. Weyerhaeuser Co., a lumber and paper products firm, saw its stock fall earlier in the year amid a weakening housing market that has crimped demand for its lumber. It has struggled since then, and though the share price is beginning to recover, the process has been slow.

Elsewhere, wireless telecom firm Sprint Nextel declined sharply after reporting second-quarter revenues that fell short of investor expectations and prior year results. It was the top detractor for the period.

HOW THE FUND FITS IN A DIVERSIFIED INVESTMENT STRATEGY

Large Company Value is designed for investors seeking long-term capital growth.
Income is a secondary goal. The fund can serve as a solid core holding and as a way to compliment more aggressive, more volatile growth investments.

TOP FIVE INDUSTRIES
AS OF SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/06               3/31/06
--------------------------------------------------------------------------------
Oil, Gas &
Consumable Fuels                         12.4%                 12.3%
--------------------------------------------------------------------------------
Diversified Financial
Services                                 10.6%                  7.1%
--------------------------------------------------------------------------------
Pharmaceuticals                           7.0%                  6.5%
--------------------------------------------------------------------------------
Commercial Banks                          6.4%                  9.8%
--------------------------------------------------------------------------------
Insurance                                 6.4%                  6.0%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        9/30/06               3/31/06
--------------------------------------------------------------------------------
Common Stocks                            95.3%                 96.2%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               4.4%                  4.0%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                           0.3%                (0.2)%
--------------------------------------------------------------------------------

------
13

Large Company Value - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 95.3%

AEROSPACE & DEFENSE -- 0.8%
--------------------------------------------------------------------------------
    296,900    Northrop Grumman Corp.                            $   20,209,983
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.2%
--------------------------------------------------------------------------------
    213,100    Lear Corporation                                       4,411,170
--------------------------------------------------------------------------------
BEVERAGES -- 1.8%
--------------------------------------------------------------------------------
    558,300    Coca-Cola Company (The)                               24,944,844
--------------------------------------------------------------------------------
    517,400    Pepsi Bottling Group Inc.                             18,367,700
--------------------------------------------------------------------------------
                                                                     43,312,544
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 4.0%
--------------------------------------------------------------------------------
    641,500    Bank of New York
               Co., Inc. (The)                                       22,619,290
--------------------------------------------------------------------------------
    455,000    Merrill Lynch & Co., Inc.                             35,590,100
--------------------------------------------------------------------------------
    520,500    Morgan Stanley                                        37,949,655
--------------------------------------------------------------------------------
                                                                     96,159,045
--------------------------------------------------------------------------------
CHEMICALS -- 2.0%
--------------------------------------------------------------------------------
    499,000    du Pont (E.I.)
               de Nemours & Co.                                      21,377,160
--------------------------------------------------------------------------------
    409,300    PPG Industries, Inc.                                  27,455,844
--------------------------------------------------------------------------------
                                                                     48,833,004
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 6.4%
--------------------------------------------------------------------------------
    356,600    National City Corp.                                   13,051,560
--------------------------------------------------------------------------------
    227,000    PNC Financial
               Services Group                                        16,443,880
--------------------------------------------------------------------------------
  1,009,000    U.S. Bancorp                                          33,518,980
--------------------------------------------------------------------------------
    710,700    Wachovia Corp.                                        39,657,060
--------------------------------------------------------------------------------
  1,432,500    Wells Fargo & Co.                                     51,827,850
--------------------------------------------------------------------------------
                                                                    154,499,330
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.1%
--------------------------------------------------------------------------------
    393,200    R.R. Donnelley &
               Sons Company                                          12,959,872
--------------------------------------------------------------------------------
    377,800    Waste Management, Inc.                                13,857,704
--------------------------------------------------------------------------------
                                                                     26,817,576
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 1.4%
--------------------------------------------------------------------------------
    915,900    Hewlett-Packard Co.                                   33,604,371
--------------------------------------------------------------------------------
DIVERSIFIED -- 1.2%
--------------------------------------------------------------------------------
    219,800    Standard and Poor's 500
               Depositary Receipt                                    29,349,894
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES -- 0.4%
--------------------------------------------------------------------------------
    442,300    H & R Block, Inc.                                      9,615,602
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 10.6%
--------------------------------------------------------------------------------
  1,550,900    Bank of America Corp.                                 83,081,713
--------------------------------------------------------------------------------
  2,252,100    Citigroup Inc.                                       111,861,807
--------------------------------------------------------------------------------
  1,254,700    J.P. Morgan Chase & Co.                               58,920,712
--------------------------------------------------------------------------------
                                                                    253,864,232
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.6%
--------------------------------------------------------------------------------
  1,416,400    AT&T Inc.                                             46,117,984
--------------------------------------------------------------------------------
    710,000    BellSouth Corp.                                       30,352,500
--------------------------------------------------------------------------------

Shares                                                               Value
--------------------------------------------------------------------------------
    912,600    Verizon Communications Inc.                       $   33,884,838
--------------------------------------------------------------------------------
                                                                    110,355,322
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 2.6%
--------------------------------------------------------------------------------
    571,600    Exelon Corporation                                    34,604,664
--------------------------------------------------------------------------------
    833,100    PPL Corporation                                       27,408,990
--------------------------------------------------------------------------------
                                                                     62,013,654
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 2.1%
--------------------------------------------------------------------------------
  1,112,800    Kroger Co. (The)                                      25,750,192
--------------------------------------------------------------------------------
    477,100    Wal-Mart Stores, Inc.                                 23,530,572
--------------------------------------------------------------------------------
                                                                     49,280,764
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.6%
--------------------------------------------------------------------------------
    695,100    Sara Lee Corp.                                        11,170,257
--------------------------------------------------------------------------------
  1,081,500    Unilever N.V.
               New York Shares                                       26,540,010
--------------------------------------------------------------------------------
                                                                     37,710,267
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 0.2%
--------------------------------------------------------------------------------
    112,800    HCA Inc.                                               5,627,592
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.2%
--------------------------------------------------------------------------------
    743,100    McDonald's Corporation                                29,070,072
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.7%
--------------------------------------------------------------------------------
    568,700    Newell Rubbermaid Inc.                                16,105,584
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 2.5%
--------------------------------------------------------------------------------
    916,000    General Electric Co.                                  32,334,800
--------------------------------------------------------------------------------
  1,001,400    Tyco International Ltd.                               28,029,186
--------------------------------------------------------------------------------
                                                                     60,363,986
--------------------------------------------------------------------------------
INSURANCE -- 6.4%
--------------------------------------------------------------------------------
    545,500    Allstate Corp.                                        34,219,215
--------------------------------------------------------------------------------
    608,500    American International
               Group, Inc.                                           40,319,210
--------------------------------------------------------------------------------
    320,000    Hartford Financial
               Services Group Inc. (The)                             27,760,000
--------------------------------------------------------------------------------
    532,400    Loews Corp.                                           20,177,960
--------------------------------------------------------------------------------
    498,600    Marsh & McLennan
               Companies, Inc.                                       14,035,590
--------------------------------------------------------------------------------
    273,400    Torchmark Corp.                                       17,254,274
--------------------------------------------------------------------------------
                                                                    153,766,249
--------------------------------------------------------------------------------
IT SERVICES -- 1.8%
--------------------------------------------------------------------------------
    289,700    Fiserv, Inc.(1)                                       13,641,973
--------------------------------------------------------------------------------
    366,400    International Business
               Machines Corp.                                        30,022,816
--------------------------------------------------------------------------------
                                                                     43,664,789
--------------------------------------------------------------------------------
MACHINERY -- 2.8%
--------------------------------------------------------------------------------
    189,300    Deere & Co.                                           15,884,163
--------------------------------------------------------------------------------
    345,400    Dover Corp.                                           16,385,776
--------------------------------------------------------------------------------
    497,200    Ingersoll-Rand
               Company Cl A                                          18,883,656
--------------------------------------------------------------------------------
    206,500    Parker-Hannifin Corp.                                 16,051,245
--------------------------------------------------------------------------------
                                                                     67,204,840
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
14

Large Company Value - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

MEDIA -- 3.5%
--------------------------------------------------------------------------------
    505,300    Gannett Co., Inc.                                 $   28,716,199
--------------------------------------------------------------------------------
  2,316,900    Time Warner Inc.                                      42,237,087
--------------------------------------------------------------------------------
    378,000    Viacom Inc. Cl B                                      14,054,040
--------------------------------------------------------------------------------
                                                                     85,007,326
--------------------------------------------------------------------------------
METALS & MINING -- 0.4%
--------------------------------------------------------------------------------
    191,900    Nucor Corp.                                            9,497,131
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.5%
--------------------------------------------------------------------------------
    551,700    NiSource Inc.                                         11,993,958
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.6%
--------------------------------------------------------------------------------
  1,027,400    Dollar General Corp.                                  14,003,462
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.7%
--------------------------------------------------------------------------------
  1,004,500    Xerox Corp.(1)                                        15,630,020
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 12.4%
--------------------------------------------------------------------------------
    167,200    Anadarko Petroleum Corp.                               7,328,376
--------------------------------------------------------------------------------
  1,058,300    Chevron Corp.                                         68,641,338
--------------------------------------------------------------------------------
    729,900    ConocoPhillips                                        43,450,947
--------------------------------------------------------------------------------
    114,100    Devon Energy Corporation                               7,205,415
--------------------------------------------------------------------------------
  1,622,500    Exxon Mobil Corp.                                    108,869,750
--------------------------------------------------------------------------------
    954,500    Royal Dutch Shell plc ADR                             63,092,450
--------------------------------------------------------------------------------
                                                                    298,588,276
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 1.2%
--------------------------------------------------------------------------------
    457,100    Weyerhaeuser Co.                                      28,125,363
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 7.0%
--------------------------------------------------------------------------------
    701,400    Abbott Laboratories                                   34,059,984
--------------------------------------------------------------------------------
    536,300    Johnson & Johnson                                     34,827,322
--------------------------------------------------------------------------------
    414,000    Merck & Co., Inc.                                     17,346,600
--------------------------------------------------------------------------------
  1,719,800    Pfizer Inc.                                           48,773,528
--------------------------------------------------------------------------------
    669,800    Wyeth                                                 34,052,632
--------------------------------------------------------------------------------
                                                                    169,060,066
--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 0.8%
--------------------------------------------------------------------------------
    867,500    Intel Corp.                                           17,844,475
--------------------------------------------------------------------------------
SOFTWARE -- 2.3%
--------------------------------------------------------------------------------
  1,479,100    Microsoft Corporation                                 40,423,803
--------------------------------------------------------------------------------
    900,000    Oracle Corp.(1)                                       15,966,000
--------------------------------------------------------------------------------
                                                                     56,389,803
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.2%
--------------------------------------------------------------------------------
    747,800    Gap, Inc. (The)                                       14,170,810
--------------------------------------------------------------------------------
    413,200    Home Depot, Inc. (The)                                14,986,764
--------------------------------------------------------------------------------
                                                                     29,157,574
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.4%
--------------------------------------------------------------------------------
    441,400    Liz Claiborne, Inc.                                   17,439,714
--------------------------------------------------------------------------------
    217,100    VF Corp.                                              15,837,445
--------------------------------------------------------------------------------
                                                                     33,277,159
--------------------------------------------------------------------------------

Shares/Principal Amount                                              Value
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 4.7%
--------------------------------------------------------------------------------
  1,083,100    Freddie Mac                                       $   71,842,023
--------------------------------------------------------------------------------
    200,900    MGIC Investment Corp.                                 12,047,973
--------------------------------------------------------------------------------
    691,200    Washington Mutual, Inc.                               30,046,464
--------------------------------------------------------------------------------
                                                                    113,936,460
--------------------------------------------------------------------------------
TOBACCO -- 1.4%
--------------------------------------------------------------------------------
    423,600    Altria Group Inc.                                     32,426,580
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
--------------------------------------------------------------------------------
  1,142,000    Sprint Nextel Corp.                                   19,585,300
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $1,929,093,754)                                             2,290,362,823
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 4.4%
$90,000,000    FFCB Discount Notes,
               4.75%, 10/2/06(2)                                     90,000,000
--------------------------------------------------------------------------------
 14,700,000    FHLB Discount Notes,
               4.75%, 10/2/06(2)                                     14,700,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $104,686,185)                                                 104,700,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 99.7%
(Cost $2,033,779,939)                                             2,395,062,823
--------------------------------------------------------------------------------
OTHER ASSETS
AND LIABILITIES -- 0.3%                                               6,319,684
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $2,401,382,507
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

FFCB = Federal Farm Credit Bank

FHLB = Federal Home Loan Bank

(1) Non-income producing.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
15

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                   (continued)

------
16

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

-----------------------------------------------------------------------------
                                                EXPENSES PAID
                  BEGINNING        ENDING       DURING PERIOD*   ANNUALIZED
                ACCOUNT VALUE   ACCOUNT VALUE      4/1/06 -       EXPENSE
                   4/1/06          9/30/06         9/30/06         RATIO*
-----------------------------------------------------------------------------
VALUE SHAREHOLDER FEE EXAMPLE
-----------------------------------------------------------------------------
ACTUAL
-----------------------------------------------------------------------------
Investor Class     $1,000         $1,064.90          $5.12         0.99%
-----------------------------------------------------------------------------
Institutional
Class              $1,000         $1,065.80          $4.09         0.79%
-----------------------------------------------------------------------------
Advisor Class      $1,000         $1,063.50          $6.41         1.24%
-----------------------------------------------------------------------------
A Class            $1,000         $1,063.40          $6.41         1.24%
-----------------------------------------------------------------------------
B Class            $1,000         $1,059.50         $10.27         1.99%
-----------------------------------------------------------------------------
C Class            $1,000         $1,058.50         $10.27         1.99%
-----------------------------------------------------------------------------
R Class            $1,000         $1,062.20          $7.70         1.49%
-----------------------------------------------------------------------------
HYPOTHETICAL
-----------------------------------------------------------------------------
Investor Class     $1,000         $1,020.10          $5.01         0.99%
-----------------------------------------------------------------------------
Institutional
Class              $1,000         $1,021.11          $4.00         0.79%
-----------------------------------------------------------------------------
Advisor Class      $1,000         $1,018.85          $6.28         1.24%
-----------------------------------------------------------------------------
A Class            $1,000         $1,018.85          $6.28         1.24%
-----------------------------------------------------------------------------
B Class            $1,000         $1,015.09         $10.05         1.99%
-----------------------------------------------------------------------------
C Class            $1,000         $1,015.09         $10.05         1.99%
-----------------------------------------------------------------------------
R Class            $1,000         $1,017.60          $7.54         1.49%
-----------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

                                                                   (continued)

------
17

Shareholder Fee Examples (Unaudited)
-----------------------------------------------------------------------------
                                                EXPENSES PAID
                  BEGINNING        ENDING       DURING PERIOD*   ANNUALIZED
                ACCOUNT VALUE   ACCOUNT VALUE      4/1/06 -       EXPENSE
                   4/1/06          9/30/06         9/30/06         RATIO*
-----------------------------------------------------------------------------
LARGE COMPANY VALUE SHAREHOLDER FEE EXAMPLE
-----------------------------------------------------------------------------
ACTUAL
-----------------------------------------------------------------------------
Investor Class     $1,000         $1,075.00          $4.32         0.83%
-----------------------------------------------------------------------------
Institutional
Class              $1,000         $1,076.10          $3.28         0.63%
-----------------------------------------------------------------------------
Advisor Class      $1,000         $1,073.70          $5.61         1.08%
-----------------------------------------------------------------------------
A Class            $1,000         $1,075.20          $5.62         1.08%
-----------------------------------------------------------------------------
B Class            $1,000         $1,069.50          $9.49         1.83%
-----------------------------------------------------------------------------
C Class            $1,000         $1,069.70          $9.49         1.83%
-----------------------------------------------------------------------------
R Class            $1,000         $1,072.30          $6.91         1.33%
-----------------------------------------------------------------------------
HYPOTHETICAL
-----------------------------------------------------------------------------
Investor Class     $1,000         $1,020.91          $4.20         0.83%
-----------------------------------------------------------------------------
Institutional
Class              $1,000         $1,021.91          $3.19         0.63%
-----------------------------------------------------------------------------
Advisor Class      $1,000         $1,019.65          $5.47         1.08%
-----------------------------------------------------------------------------
A Class            $1,000         $1,019.65          $5.47         1.08%
-----------------------------------------------------------------------------
B Class            $1,000         $1,015.89          $9.25         1.83%
-----------------------------------------------------------------------------
C Class            $1,000         $1,015.89          $9.25         1.83%
-----------------------------------------------------------------------------
R Class            $1,000         $1,018.40          $6.73         1.33%
-----------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
18

Statement of Assets and Liabilities

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      LARGE
                                                   VALUE          COMPANY VALUE
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities - at value
(cost of $2,665,120,295 and
$2,033,779,939, respectively) -
including $287,902,449 and
$- of securities on loan, respectively        $2,947,714,968     $2,395,062,823
---------------------------------------
Investments made with cash
collateral received for securities
on loan, at value (cost of
$293,581,526 and $-, respectively)               293,581,526                 --
--------------------------------------------------------------------------------
Total investment securities,
at value (cost of $2,958,701,821
and $2,033,779,939, respectively)              3,241,296,494      2,395,062,823
---------------------------------------
Cash                                               2,215,349          7,375,831
---------------------------------------
Receivable for investments sold                   33,875,514                 --
---------------------------------------
Receivable for forward foreign
currency exchange contracts                          171,118                 --
---------------------------------------
Receivable for capital shares sold                    20,927            144,230
---------------------------------------
Dividends and interest receivable                  4,758,329          2,426,171
--------------------------------------------------------------------------------
                                               3,282,337,731      2,405,009,055
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral received
for securities on loan                           293,581,526                 --
---------------------------------------
Payable for investments purchased                 35,262,072          1,892,458
---------------------------------------
Payable for capital shares redeemed                   80,609             60,560
---------------------------------------
Accrued management fees                            2,272,014          1,465,024
---------------------------------------
Distribution fees payable                             62,467             95,613
---------------------------------------
Service fees (and distribution fees --
A Class and R Class) payable                          64,993            112,893
--------------------------------------------------------------------------------
                                                 331,323,681          3,626,548
--------------------------------------------------------------------------------

NET ASSETS                                    $2,951,014,050     $2,401,382,507
================================================================================

See Notes to Financial Statements.                                   (continued)

------
19

Statement of Assets and Liabilities

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      LARGE
                                                   VALUE          COMPANY VALUE
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)       $2,557,998,260     $2,015,458,496
---------------------------------------
Undistributed net investment income                2,347,204          1,278,500
---------------------------------------
Undistributed net realized
gain on investment and foreign
currency transactions                            107,902,795         23,362,627
---------------------------------------
Net unrealized appreciation on
investments and translation of assets
and liabilities in foreign currencies            282,765,791        361,282,884
--------------------------------------------------------------------------------
                                              $2,951,014,050     $2,401,382,507
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                    $2,359,300,936     $1,320,196,846
---------------------------------------
Shares outstanding                               310,886,522        184,330,369
---------------------------------------
Net asset value per share                              $7.59              $7.16
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                      $262,040,262       $534,102,085
---------------------------------------
Shares outstanding                                34,490,752         74,578,883
---------------------------------------
Net asset value per share                              $7.60              $7.16
--------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                      $234,909,403       $228,945,276
---------------------------------------
Shares outstanding                                30,961,146         31,969,845
---------------------------------------
Net asset value per share                              $7.59              $7.16
--------------------------------------------------------------------------------
A CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                       $67,177,985       $222,160,931
---------------------------------------
Shares outstanding                                 8,844,915         30,995,461
---------------------------------------
Net asset value per share                              $7.60              $7.17
---------------------------------------
Maximum offering price
(net asset value divided by 0.9425)                    $8.06              $7.61
--------------------------------------------------------------------------------
B CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                        $7,175,598        $16,500,973
---------------------------------------
Shares outstanding                                   945,712          2,298,092
---------------------------------------
Net asset value per share                              $7.59              $7.18
--------------------------------------------------------------------------------
C CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                       $20,233,709        $66,136,048
---------------------------------------
Shares outstanding                                 2,682,417          9,236,442
---------------------------------------
Net asset value per share                              $7.54              $7.16
--------------------------------------------------------------------------------
R CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                          $176,157        $13,340,348
---------------------------------------
Shares outstanding                                    23,214          1,862,388
---------------------------------------
Net asset value per share                              $7.59              $7.16
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
20

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                       LARGE
                                                      VALUE       COMPANY VALUE
--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
------------------------------------
Dividends (including $85,105
from affiliates for Value and net
of foreign taxes withheld of
$63,608 and $241,236, respectively)              $ 33,031,230      $ 27,196,162
------------------------------------
Interest                                            2,235,017         2,641,697
------------------------------------
Securities lending                                    206,762               --
--------------------------------------------------------------------------------
                                                   35,473,009        29,837,859
--------------------------------------------------------------------------------

EXPENSES:
------------------------------------
Management fees                                    13,512,434         8,450,979
------------------------------------
Distribution fees:
------------------------------------
  Advisor Class                                       270,336           253,166
------------------------------------
  B Class                                              25,997            60,096
------------------------------------
  C Class                                              72,686           235,230
------------------------------------
Service fees:
------------------------------------
  Advisor Class                                       270,336           253,166
------------------------------------
  B Class                                               8,666            20,032
------------------------------------
  C Class                                              24,229            78,410
------------------------------------
Distribution and service fees:
------------------------------------
  A Class                                              80,513           280,321
------------------------------------
  R Class                                                 329            29,547
------------------------------------
Directors' fees and expenses                           25,462            22,452
------------------------------------
Other expenses                                          3,499             2,355
--------------------------------------------------------------------------------
                                                   14,294,487         9,685,754
--------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                       21,178,522        20,152,105
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
------------------------------------
Investment transactions
(including $(1,078,534)
from affiliates in Value)                          51,480,363        15,366,428
------------------------------------
Foreign currency transactions                        (730,857)               --
------------------------------------
Futures transactions                                      --         (1,283,145)
--------------------------------------------------------------------------------
                                                   50,749,506        14,083,283
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON:
------------------------------------
Investments                                       105,342,814       130,083,882
------------------------------------
Translation of assets and
liabilities in foreign currencies                     447,046                --
------------------------------------
Futures                                                    --                --
--------------------------------------------------------------------------------
                                                  105,789,860       130,083,882
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)           156,539,366       144,167,165
--------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS                                  $177,717,888      $164,319,270
================================================================================

See Notes to Financial Statements.

------
21

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED) AND YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------------------------
                                           VALUE                         LARGE COMPANY VALUE
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS                 SEPT. 30, 2006     MARCH 31, 2006   SEPT. 30, 2006    MARCH 31, 2006
--------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------
Net investment
income (loss)                $   21,178,522    $   48,954,006    $   20,152,105    $   31,411,374
---------------------------
Net realized
gain (loss)                      50,749,506       304,719,340        14,083,283        43,968,820
---------------------------
Change in
net unrealized
appreciation
(depreciation)                  105,789,860       (79,269,602)      130,083,882        92,216,915
--------------------------------------------------------------------------------------------------
Net increase
(decrease) in
net assets
resulting from
operations                      177,717,888       274,403,744       164,319,270       167,597,109
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------
From net investment income:
---------------------------
  Investor Class                (16,477,000)      (32,771,884)      (10,587,118)      (15,442,795)
---------------------------
  Institutional Class            (2,016,765)       (4,697,967)       (4,892,988)       (9,298,838)
---------------------------
  Advisor Class                  (1,309,708)       (2,745,701)       (1,552,857)       (2,311,143)
---------------------------
  A Class                          (391,466)         (724,249)       (1,654,409)       (3,803,337)
---------------------------
  B Class                           (15,844)          (27,342)          (61,315)         (104,661)
---------------------------
  C Class                           (45,081)          (76,052)         (242,225)         (387,804)
---------------------------
  R Class                              (827)             (236)          (76,418)         (104,920)
---------------------------
From net realized gains:
---------------------------
  Investor Class                         --      (216,094,034)               --       (21,453,038)
---------------------------
  Institutional Class                    --       (28,509,415)               --       (11,140,239)
---------------------------
  Advisor Class                          --       (23,330,512)               --        (4,046,684)
---------------------------
  A Class                                --        (5,863,978)               --        (6,211,637)
---------------------------
  B Class                                --          (623,983)               --          (358,813)
---------------------------
  C Class                                --        (1,709,591)               --        (1,328,403)
---------------------------
  R Class                                --            (2,371)               --          (243,871)
--------------------------------------------------------------------------------------------------
Decrease in
net assets from
distributions                   (20,256,691)     (317,177,315)      (19,067,330)      (76,236,183)
--------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------
Net increase
(decrease) in
net assets from
capital share
transactions                    (64,423,670)       29,198,323       106,629,226       554,377,683
--------------------------------------------------------------------------------------------------

NET INCREASE
(DECREASE) IN
NET ASSETS                       93,037,527       (13,575,248)      251,881,166       645,738,609
--------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------
Beginning of period           2,857,976,523     2,871,551,771     2,149,501,341     1,503,762,732
--------------------------------------------------------------------------------------------------
End of period                $2,951,014,050    $2,857,976,523    $2,401,382,507    $2,149,501,341
==================================================================================================

Undistributed
net investment
income                           $2,347,204        $1,425,373        $1,278,500          $193,725
==================================================================================================

See Notes to Financial Statements.

------
22

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Value Fund (Value) and Large Company
Value Fund (Large Company Value) (collectively, the funds) are two funds in a series issued by the corporation. The funds are diversified under the 1940 Act.
The funds' investment objectives are long-term capital growth. The production of income is a secondary objective. The funds seek to achieve their investment objective by investing in stocks of companies that management believes to be undervalued at the time of purchase. Value invests in companies with small, medium, and large market capitalization and Large Company Value invests primarily in companies with larger market capitalization. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the A Class, the B Class, the C Class
and the R Class. The A Class may incur an initial sales charge. The A Class, B
Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of Value's R Class commenced on July
29, 2005.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York
Stock Exchange (the Exchange) is open and may also take place on days when the
Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Directors or its designee if such fair value determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to fair value a security such as: a security has been declared in default; or
trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- Value may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. Value continues to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds.  The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires.  Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on futures transactions and unrealized appreciation (depreciation) on futures, respectively.

                                                                   (continued)

------
23

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------
24

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy. The strategy assets of Large Company
Value include the assets of NT Large Company Value Fund, one fund in a series issued by the corporation.

The annual management fee schedule for each class of Value is as follows:
--------------------------------------------------------------------------------
                         INVESTOR,
                        A, B, C & R       INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $2.5 billion        1.00%               0.80%              0.75%
--------------------------------------------------------------------------------
Next $2.5 billion         0.95%               0.75%              0.70%
--------------------------------------------------------------------------------
Next $2.5 billion         0.90%               0.70%              0.65%
--------------------------------------------------------------------------------
Over $7.5 billion         0.85%               0.65%              0.60%
--------------------------------------------------------------------------------

The annual management fee schedule for each class of Large Company Value is as follows:
--------------------------------------------------------------------------------
                         INVESTOR,
                        A, B, C & R       INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $1 billion          0.90%               0.70%              0.65%
--------------------------------------------------------------------------------
Next $4 billion           0.80%               0.60%              0.55%
--------------------------------------------------------------------------------
Over $5 billion           0.70%               0.50%              0.45%
--------------------------------------------------------------------------------

For the six months ended September 30, 2006, the effective annual management fee for each class of each fund was as follows:
--------------------------------------------------------------------------------
                         INVESTOR,
                        A, B, C & R       INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
Value                     0.99%               0.79%              0.74%
--------------------------------------------------------------------------------
Large Company Value       0.83%               0.63%              0.58%
--------------------------------------------------------------------------------

                                                                     (continued)

------
25

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class, B Class, C Class and R Class
(collectively with the Advisor Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class, B Class and C Class will pay American Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                       ADVISOR                   B & C
--------------------------------------------------------------------------------
Distribution Fee                        0.25%                    0.75%
--------------------------------------------------------------------------------
Service Fee                             0.25%                    0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class and the R Class will pay ACIS an annual distribution and service fee of 0.25% for the A Class and 0.50% for the R Class.
The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A
Class, B Class, C Class and R Class shares. Fees incurred under the plans during the six months ended September 30, 2006, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

The funds have a bank line of credit agreement and Value has a securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended September 30, 2006, were as follows:
--------------------------------------------------------------------------------

                                            VALUE           LARGE COMPANY VALUE
--------------------------------------------------------------------------------
Purchases                              $1,762,132,672          $239,355,117
--------------------------------------------------------------------------------
Proceeds from sales                    $1,855,581,961          $162,853,080
--------------------------------------------------------------------------------

For the six months ended September 30, 2006, Value and Large Company Value incurred net realized gains of $1,214,447 and $5,421,041, respectively, from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

                                                                     (continued)

------
26

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:
--------------------------------------------------------------------------------
                                 VALUE                  LARGE COMPANY VALUE
--------------------------------------------------------------------------------
                        SHARES          AMOUNT         SHARES         AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2006
SHARES AUTHORIZED    700,000,000                    350,000,000
================================================================================
Sold                  16,990,582    $122,628,613     36,568,001    $251,354,189
-------------------
Issued in
reinvestment
of distributions       2,198,325      15,880,800      1,210,841       8,155,171
-------------------
Redeemed             (27,976,905)   (201,584,106)   (19,062,162)   (130,237,480)
--------------------------------------------------------------------------------
Net increase
(decrease)            (8,787,998)   $(63,074,693)    18,716,680    $129,271,880
================================================================================
YEAR ENDED
MARCH 31, 2006
SHARES AUTHORIZED    700,000,000                    350,000,000
================================================================================
Sold                  43,119,632    $314,371,865     91,117,766    $598,037,082
-------------------
Issued in
reinvestment
of distributions      33,557,402     235,393,984      4,263,621      28,169,196
-------------------
Redeemed             (73,799,897)   (537,333,741)   (32,941,164)   (214,740,236)
--------------------------------------------------------------------------------
Net increase
(decrease)             2,877,137    $ 12,432,108     62,440,223    $411,466,042
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2006
SHARES AUTHORIZED    100,000,000                    200,000,000
================================================================================
Sold                   4,797,120     $34,590,942      8,939,813    $ 61,108,012
-------------------
Issued in
reinvestment
of distributions         278,100       2,012,347        651,435       4,383,949
-------------------
Redeemed              (6,016,058)    (43,496,173)   (13,461,094)    (92,022,098)
--------------------------------------------------------------------------------
Net increase
(decrease)              (940,838)    $(6,892,884)    (3,869,846)   $(26,530,137)
================================================================================
YEAR ENDED
MARCH 31, 2006
SHARES AUTHORIZED    100,000,000                    200,000,000
================================================================================
Sold                  11,548,124     $84,938,821     20,730,996    $135,536,783
-------------------
Issued in
reinvestment
of distributions       4,514,603      31,717,605      2,692,717      17,772,012
-------------------
Redeemed             (15,047,934)   (108,537,853)   (13,605,460)    (89,433,410)
--------------------------------------------------------------------------------
Net increase
(decrease)             1,014,793     $ 8,118,573      9,818,253    $ 63,875,385
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2006
SHARES AUTHORIZED    100,000,000                     75,000,000
================================================================================
Sold                   4,505,701     $32,877,874      7,293,537     $49,785,301
-------------------
Issued in
reinvestment
of distributions         180,148       1,302,431        180,332       1,214,580
-------------------
Redeemed              (3,641,390)    (26,232,089)    (2,979,430)    (20,333,694)
--------------------------------------------------------------------------------
Net increase
(decrease)             1,044,459     $ 7,948,216      4,494,439     $30,666,187
================================================================================
YEAR ENDED
MARCH 31, 2006
SHARES AUTHORIZED    100,000,000                     75,000,000
================================================================================
Sold                  13,059,362    $ 95,475,383     18,230,841    $119,571,240
-------------------
Issued in
reinvestment
of distributions       3,705,239      25,960,487        783,697       5,171,434
-------------------
Redeemed             (19,275,511)   (139,099,076)    (7,911,997)    (51,980,902)
--------------------------------------------------------------------------------
Net increase
(decrease)            (2,510,910)   $(17,663,206)    11,102,541    $ 72,761,772
================================================================================

                                                                     (continued)

------
27

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)
--------------------------------------------------------------------------------
                                 VALUE                  LARGE COMPANY VALUE
--------------------------------------------------------------------------------
                        SHARES          AMOUNT         SHARES         AMOUNT
--------------------------------------------------------------------------------
A CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2006
SHARES AUTHORIZED     30,000,000                    150,000,000
================================================================================
Sold                   1,463,445     $10,687,422      2,187,233    $ 14,920,625
-------------------
Issued in
reinvestment
of distributions          52,702         381,563        231,820       1,557,148
-------------------
Redeemed              (1,822,073)    (13,141,415)    (6,564,643)    (44,730,885)
--------------------------------------------------------------------------------
Net increase
(decrease)              (305,926)    $(2,072,430)    (4,145,590)   $(28,253,112)
================================================================================
YEAR ENDED
MARCH 31, 2006
SHARES AUTHORIZED     30,000,000                    150,000,000
================================================================================
Sold                   5,161,842     $37,818,901     13,583,744    $ 88,538,780
-------------------
Issued in
reinvestment
of distributions         914,066       6,413,949      1,458,382       9,630,963
-------------------
Redeemed              (3,533,167)    (25,776,750)   (18,278,868)   (120,693,935)
--------------------------------------------------------------------------------
Net increase
(decrease)             2,542,741     $18,456,100     (3,236,742)   $(22,524,192)
================================================================================
B CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2006
SHARES AUTHORIZED     10,000,000                     10,000,000
================================================================================
Sold                      62,990       $ 455,328         55,772       $ 378,677
-------------------
Issued in
reinvestment
of distributions           1,891          13,773          7,504          50,517
-------------------
Redeemed                (111,832)       (805,978)      (133,393)       (912,466)
--------------------------------------------------------------------------------
Net increase
(decrease)               (46,951)      $(336,877)       (70,117)      $(483,272)
================================================================================
YEAR ENDED
MARCH 31, 2006
SHARES AUTHORIZED     10,000,000                     10,000,000
================================================================================
Sold                     310,422      $2,262,823        508,475      $3,307,847
-------------------
Issued in
reinvestment
of distributions          81,717         570,374         59,148         391,161
-------------------
Redeemed                 (91,648)       (663,355)      (230,067)     (1,510,396)
--------------------------------------------------------------------------------
Net increase
(decrease)               300,491      $2,169,842        337,556      $2,188,612
================================================================================
C CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2006
SHARES AUTHORIZED     10,000,000                     20,000,000
================================================================================
Sold                     283,782      $2,025,843      1,016,003      $6,941,988
-------------------
Issued in
reinvestment
of distributions           4,911          35,587         12,684          85,193
-------------------
Redeemed                (303,876)     (2,180,174)      (973,677)     (6,629,247)
--------------------------------------------------------------------------------
Net increase
(decrease)               (15,183)     $ (118,744)        55,010      $  397,934
================================================================================
YEAR ENDED
MARCH 31, 2006
SHARES AUTHORIZED     10,000,000                     20,000,000
================================================================================
Sold                   1,037,300      $7,488,814      3,927,851     $25,566,260
-------------------
Issued in
reinvestment
of distributions         202,237       1,403,553         98,202         648,301
-------------------
Redeemed                (451,755)     (3,251,576)    (1,229,085)     (8,077,706)
--------------------------------------------------------------------------------
Net increase
(decrease)               787,782      $5,640,791      2,796,968     $18,136,855
================================================================================

                                                                     (continued)

------
28

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)
--------------------------------------------------------------------------------
                                 VALUE                  LARGE COMPANY VALUE
--------------------------------------------------------------------------------
                        SHARES          AMOUNT         SHARES         AMOUNT
--------------------------------------------------------------------------------
R CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2006
SHARES AUTHORIZED      5,000,000                     10,000,000
================================================================================
Sold                      20,794        $149,320        336,268      $2,306,306
----------------------
Issued in
reinvestment
of distributions             114             827         11,166          75,207
----------------------
Redeemed                  (3,698)        (26,405)      (119,405)      (821,767)
--------------------------------------------------------------------------------
Net increase
(decrease)                17,210        $123,742        228,029      $1,559,746
================================================================================
YEAR ENDED
MARCH 31, 2006(1)
SHARES AUTHORIZED      5,000,000                     10,000,000
================================================================================
Sold                       5,632         $41,508      1,464,596      $9,553,434
----------------------
Issued in
reinvestment
of distributions             372           2,607         52,802         348,791
----------------------
Redeemed                     --              --        (218,264)    (1,429,016)
--------------------------------------------------------------------------------
Net increase
(decrease)                 6,004         $44,115      1,299,134      $8,473,209
================================================================================

(1) July 29, 2005 (commencement of sale) through March 31, 2006 for Value.

5. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the six months ended September 30, 2006 follows:

              SHARE BALANCE    PURCHASE      SALES        REALIZED      DIVIDEND              9/30/06
FUND/COMPANY     3/31/06         COST         COST       GAIN (LOSS)     INCOME    SHARE BALANCE  MARKET VALUE
--------------------------------------------------------------------------------------------------------------
VALUE
--------------------------------------------------------------------------------------------------------------
Minerals
Technologies
Inc.(1)         960,936       $3,919,249   $13,971,804   $(1,078,534)   $85,105       808,689      $43,183,993
==============================================================================================================

(1) Company was not an affiliate at September 30, 2006.

6. SECURITIES LENDING

As of September 30, 2006, securities in Value valued at $287,902,449, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and
Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $293,581,526. Value's risk in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by Value may be delayed or limited.

                                                                    (continued)

------
29

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

7. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a
$500,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended September 30, 2006.

8. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2006, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                                                                      LARGE
                                                   VALUE          COMPANY VALUE
--------------------------------------------------------------------------------
Federal tax cost of investments              $3,025,258,776      $2,035,504,446
================================================================================
Gross tax appreciation of investments          $256,774,538        $385,771,474
---------------------------------------
Gross tax depreciation of investments           (40,736,820)        (26,213,097)
--------------------------------------------------------------------------------
Net tax appreciation
(depreciation) of investments                  $216,037,718        $359,558,377
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

9. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The FASB issued
Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
(FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact of adopting FIN 48 and FAS 157.

------
30

Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-----------------------------------------------------------------------------------------------------
                                                          INVESTOR CLASS
-----------------------------------------------------------------------------------------------------
                              2006(1)       2006         2005         2004        2003         2002
-----------------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $7.18        $7.31        $7.72        $5.61       $7.19         $6.27
-----------------------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------
  Net Investment
  Income (Loss)(2)             0.05         0.12         0.09         0.09        0.07          0.08
-----------------------
  Net Realized
  and Unrealized
  Gain (Loss)                  0.41         0.57         0.64         2.18       (1.48)         1.03
-----------------------------------------------------------------------------------------------------
  Total From
  Investment
  Operations                   0.46         0.69         0.73         2.27       (1.41)         1.11
-----------------------------------------------------------------------------------------------------
Distributions
-----------------------
  From Net
  Investment Income           (0.05)       (0.10)       (0.09)       (0.08)      (0.07)        (0.08)
-----------------------
  From Net
  Realized Gains                 --        (0.72)       (1.05)       (0.08)      (0.10)        (0.11)
-----------------------------------------------------------------------------------------------------
  Total Distributions         (0.05)       (0.82)       (1.14)       (0.16)      (0.17)        (0.19)
-----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $7.59        $7.18        $7.31        $7.72       $5.61         $7.19
=====================================================================================================
  TOTAL RETURN(3)              6.49%        9.89%        9.95%       40.66%     (19.85)%       17.96%
-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets          0.99%(4)        0.99%        0.99%        1.00%        1.00%        1.00%
-----------------------
Ratio of Net
Investment Income
(Loss) to Average
Net Assets                  1.52%(4)        1.71%        1.16%        1.26%        1.19%        1.11%
-----------------------
Portfolio Turnover Rate          65%         134%         130%         122%         102%         151%
-----------------------
Net Assets,
End of Period
(in thousands)            $2,359,301   $2,296,153   $2,315,507   $2,152,265   $1,552,632   $2,068,901
-----------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
31

Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-----------------------------------------------------------------------------------------
                                                 INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------
                            2006(1)     2006       2005       2004      2003       2002
-----------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $7.19      $7.32      $7.72      $5.61     $7.20       $6.27
-----------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------
  Net Investment
  Income (Loss)(2)           0.06       0.14       0.10       0.10      0.09        0.09
-----------------------
  Net Realized
  and Unrealized
  Gain (Loss)                0.41       0.57       0.65       2.18     (1.50)       1.04
-----------------------------------------------------------------------------------------
  Total From
  Investment Operations      0.47       0.71       0.75       2.28     (1.41)       1.13
-----------------------------------------------------------------------------------------
Distributions
-----------------------
  From Net
  Investment Income         (0.06)     (0.12)     (0.10)     (0.09)    (0.08)      (0.09)
-----------------------
  From Net
  Realized Gains               --      (0.72)     (1.05)     (0.08)    (0.10)      (0.11)
-----------------------------------------------------------------------------------------
  Total Distributions       (0.06)     (0.84)     (1.15)     (0.17)    (0.18)      (0.20)
-----------------------------------------------------------------------------------------
Net Asset Value,
End of Period               $7.60      $7.19      $7.32      $7.72     $5.61       $7.20
=========================================================================================
  TOTAL RETURN(3)            6.58%     10.10%     10.30%     40.93%   (19.70)%     18.19%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets        0.79%(4)      0.79%      0.79%      0.80%      0.80%      0.80%
-----------------------
Ratio of Net
Investment Income
(Loss) to
Average Net Assets        1.72%(4)      1.91%      1.36%      1.46%      1.38%      1.31%
-----------------------
Portfolio Turnover Rate        65%       134%       130%       122%       102%       151%
-----------------------
Net Assets,
End of Period
(in thousands)            $262,040   $254,778   $251,812   $223,282   $179,196   $226,681
-----------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
    gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
32

Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-----------------------------------------------------------------------------------------
                                                    ADVISOR CLASS
-----------------------------------------------------------------------------------------
                            2006(1)     2006       2005       2004      2003       2002
-----------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $7.18      $7.31      $7.72      $5.60     $7.19       $6.27
-----------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------
  Net Investment
  Income (Loss)(2)           0.05       0.10       0.07       0.07      0.06        0.06
-----------------------
  Net Realized
  and Unrealized
  Gain (Loss)                0.40       0.57       0.64       2.19     (1.49)       1.03
-----------------------------------------------------------------------------------------
  Total From
  Investment Operations      0.45       0.67       0.71       2.26     (1.43)       1.09
-----------------------------------------------------------------------------------------
Distributions
-----------------------
  From Net
  Investment Income         (0.04)     (0.08)     (0.07)     (0.06)    (0.06)      (0.06)
-----------------------
  From Net
  Realized Gains               --      (0.72)     (1.05)     (0.08)    (0.10)      (0.11)
-----------------------------------------------------------------------------------------
  Total Distributions       (0.04)     (0.80)     (1.12)     (0.14)    (0.16)      (0.17)
-----------------------------------------------------------------------------------------
Net Asset Value,
End of Period               $7.59      $7.18      $7.31      $7.72     $5.60       $7.19
=========================================================================================
  TOTAL RETURN(3)            6.35%      9.61%      9.67%     40.56%   (20.07)%     17.51%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets        1.24%(4)      1.24%      1.24%      1.25%      1.25%      1.25%
-----------------------
Ratio of Net
Investment Income
(Loss) to
Average Net Assets        1.27%(4)      1.46%      0.91%      1.01%      0.94%      0.86%
-----------------------
Portfolio Turnover Rate        65%       134%       130%       122%       102%       151%
-----------------------
Net Assets,
End of Period
(in thousands)            $234,909   $214,835   $236,960   $403,212   $210,984   $208,311
-----------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
    gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
33

Value - Financial Highlights

For a Share Outstanding Throughout the Year Ended March 31 (except as noted)
----------------------------------------------------------------------------
                                               A CLASS
----------------------------------------------------------------------------
                            2006(1)    2006      2005      2004    2003(2)
----------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $7.19     $7.31     $7.72     $5.60     $5.77
----------------------------------------------------------------------------
Income From
Investment Operations
-----------------------
  Net Investment
  Income (Loss)(3)           0.05      0.11      0.07      0.07      0.01
-----------------------
  Net Realized
  and Unrealized
  Gain (Loss)                0.40      0.57      0.64      2.19     (0.16)
----------------------------------------------------------------------------
  Total From
  Investment Operations      0.45      0.68      0.71      2.26     (0.15)
----------------------------------------------------------------------------
Distributions
-----------------------
  From Net
  Investment Income         (0.04)    (0.08)    (0.07)    (0.06)    (0.02)
-----------------------
  From Net
  Realized Gains               --     (0.72)    (1.05)    (0.08)       --
----------------------------------------------------------------------------
  Total Distributions       (0.04)    (0.80)    (1.12)    (0.14)    (0.02)
----------------------------------------------------------------------------
Net Asset Value,
End of Period               $7.60     $7.19     $7.31     $7.72     $5.60
============================================================================
  TOTAL RETURN(4)            6.34%     9.75%     9.67%    40.55%    (2.67)%
----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets        1.24%(5)     1.24%     1.24%     1.25%   1.25%(5)
-----------------------
Ratio of Net
Investment Income
(Loss) to
Average Net Assets        1.27%(5)     1.46%     0.91%     1.01%   0.62%(5)
-----------------------
Portfolio Turnover Rate        65%      134%      130%      122%    102%(6)
-----------------------
Net Assets,
End of Period
(in thousands)             $67,178   $65,780   $48,330   $15,029       $385
----------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
34

Value - Financial Highlights

For a Share Outstanding Throughout the Year Ended March 31 (except as noted)
------------------------------------------------------------------------------
                                               B CLASS
------------------------------------------------------------------------------
                            2006(1)   2006     2005     2004         2003(2)
------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $7.18    $7.31    $7.73    $5.61          $5.77
------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------
  Net Investment
  Income (Loss)(3)           0.02     0.05     0.01     0.01             --(4)
-----------------------
  Net Realized
  and Unrealized
  Gain (Loss)                0.41     0.57     0.65     2.20          (0.15)
------------------------------------------------------------------------------
  Total From
  Investment Operations      0.43     0.62     0.66     2.21          (0.15)
------------------------------------------------------------------------------
Distributions
-----------------------
  From Net
  Investment Income         (0.02)   (0.03)   (0.03)   (0.01)         (0.01)
-----------------------
  From Net
  Realized Gains               --    (0.72)   (1.05)   (0.08)            --
------------------------------------------------------------------------------
  Total Distributions       (0.02)   (0.75)   (1.08)   (0.09)         (0.01)
------------------------------------------------------------------------------
Net Asset Value,
End of Period               $7.59    $7.18    $7.31    $7.73          $5.61
==============================================================================
  TOTAL RETURN(5)            5.95%    8.81%    8.93%   39.51%         (2.59)%
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets        1.99%(6)    1.99%    1.99%    2.00%     1.98%(6)(7)
-----------------------
Ratio of Net
Investment Income
(Loss) to
Average Net Assets        0.52%(6)    0.71%    0.16%    0.26%   (0.17)%(6)(7)
-----------------------
Portfolio Turnover Rate        65%     134%     130%     122%         102%(8)
-----------------------
Net Assets,
End of Period
(in thousands)              $7,176   $7,129   $5,059   $2,656             $91
------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) During the period ended March 31, 2003, the distributor voluntarily waived a portion of the distribution and service fees. Had fees not been waived, the annualized ratio of operating expenses to average net assets and annualized ratio of net investment income (loss) to average net assets would have been 2.00% and (0.19)%, respectively.

(8) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
35

Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-----------------------------------------------------------------------------------------
                                                     C CLASS
-----------------------------------------------------------------------------------------
                            2006(1)    2006      2005     2004      2003        2002(2)
-----------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $7.14     $7.27     $7.70    $5.58     $7.18         $6.90
-----------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------
  Net Investment
  Income (Loss)(3)           0.02      0.05      0.01     0.02      0.01            --(4)
-----------------------
  Net Realized
  and Unrealized
  Gain (Loss)                0.40      0.57      0.64     2.19     (1.50)         0.42
-----------------------------------------------------------------------------------------
  Total From
  Investment Operations      0.42      0.62      0.65     2.21     (1.49)         0.42
-----------------------------------------------------------------------------------------
Distributions
-----------------------
  From Net
  Investment Income         (0.02)    (0.03)    (0.03)   (0.01)    (0.01)        (0.03)
-----------------------
  From Net
  Realized Gains               --     (0.72)    (1.05)   (0.08)    (0.10)        (0.11)
-----------------------------------------------------------------------------------------
  Total Distributions       (0.02)    (0.75)    (1.08)   (0.09)    (0.11)        (0.14)
-----------------------------------------------------------------------------------------
Net Asset Value,
End of Period               $7.54     $7.14     $7.27    $7.70     $5.58         $7.18
=========================================================================================
  TOTAL RETURN(5)            5.85%     8.87%     8.84%   39.73%   (20.90)%        6.33%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets        1.99%(6)     1.99%     1.99%    2.00%      2.00%     2.00%(6)
-----------------------
Ratio of Net
Investment Income
(Loss) to
Average Net Assets        0.52%(6)     0.71%     0.16%    0.26%      0.19%   (0.06)%(6)
-----------------------
Portfolio Turnover Rate        65%      134%      130%     122%       102%      151%(7)
-----------------------
Net Assets,
End of Period
(in thousands)             $20,234   $19,259   $13,885   $6,613     $2,461       $1,866
-----------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) June 4, 2001 (commencement of sale) through March 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
36

Value - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
--------------------------------------------------------------------------------
                                                              R CLASS
--------------------------------------------------------------------------------
                                                        2006(1)       2006(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $7.18         $7.60
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Income (Loss)(3)                         0.04          0.06
-------------------------------------------
  Net Realized and Unrealized Gain (Loss)                 0.41          0.29
--------------------------------------------------------------------------------
  Total From Investment Operations                        0.45          0.35
--------------------------------------------------------------------------------
Distributions
-------------------------------------------
  From Net Investment Income                             (0.04)        (0.05)
-------------------------------------------
  From Net Realized Gains                                   --         (0.72)
--------------------------------------------------------------------------------
  Total Distributions                                    (0.04)        (0.77)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                           $7.59         $7.18
================================================================================
  TOTAL RETURN(4)                                         6.22%         4.99%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                  1.49%(5)      1.49%(5)
-------------------------------------------
Ratio of Net Investment
Income (Loss) to Average Net Assets                    1.02%(5)      1.17%(5)
-------------------------------------------
Portfolio Turnover Rate                                     65%       134%(6)
-------------------------------------------
Net Assets, End of Period (in thousands)                   $176           $43
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) July 29, 2005 (commencement of sale) through March 31, 2006.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2006.

See Notes to Financial Statements.

------
37

Large Company Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------------------
                                             INVESTOR CLASS
--------------------------------------------------------------------------------------------
                              2006(1)       2006       2005       2004      2003       2002
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $6.72        $6.39      $5.89      $4.29     $5.53      $5.08
--------------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------
  Net Investment
  Income (Loss)(2)             0.06         0.12       0.12       0.09      0.08       0.07
-----------------------
  Net Realized
  and Unrealized
  Gain (Loss)                  0.44         0.47       0.51       1.59     (1.25)      0.45
--------------------------------------------------------------------------------------------
  Total From
  Investment Operations        0.50         0.59       0.63       1.68     (1.17)      0.52
--------------------------------------------------------------------------------------------
Distributions
-----------------------
  From Net
  Investment Income           (0.06)       (0.11)     (0.11)     (0.08)    (0.07)     (0.07)
-----------------------
  From Net
  Realized Gains                 --        (0.15)     (0.02)        --        --         --
--------------------------------------------------------------------------------------------
  Total Distributions         (0.06)       (0.26)     (0.13)     (0.08)    (0.07)     (0.07)
--------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $7.16        $6.72      $6.39      $5.89     $4.29      $5.53
============================================================================================
  TOTAL RETURN(3)              7.50%        9.44%     10.73%     39.34%   (21.19)%    10.20%
--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets          0.83%(4)        0.84%      0.87%      0.90%      0.90%     0.90%
-----------------------
Ratio of Net
Investment Income
(Loss) to
Average Net Assets          1.86%(4)        1.75%      1.90%      1.58%      1.75%     1.34%
-----------------------
Portfolio Turnover Rate           8%          16%        18%        14%        30%       34%
-----------------------
Net Assets,
End of Period
(in thousands)            $1,320,197   $1,112,858   $659,277   $350,516   $152,641   $69,961
--------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
38

Large Company Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-----------------------------------------------------------------------------------------
                                                 INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------
                            2006(1)     2006       2005       2004      2003      2002(2)
-----------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $6.72      $6.39      $5.89      $4.29     $5.53       $5.44
-----------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------
  Net Investment
  Income (Loss)(3)           0.07       0.13       0.13       0.10      0.09        0.06
-----------------------
  Net Realized
  and Unrealized
  Gain (Loss)                0.44       0.47       0.51       1.59     (1.25)       0.08
-----------------------------------------------------------------------------------------
  Total From
  Investment Operations      0.51       0.60       0.64       1.69     (1.16)       0.14
-----------------------------------------------------------------------------------------
Distributions
-----------------------
  From Net
  Investment Income         (0.07)     (0.12)     (0.12)     (0.09)    (0.08)      (0.05)
-----------------------
  From Net
  Realized Gains               --      (0.15)     (0.02)        --        --          --
-----------------------------------------------------------------------------------------
  Total Distributions       (0.07)     (0.27)     (0.14)     (0.09)    (0.08)      (0.05)
-----------------------------------------------------------------------------------------
Net Asset Value,
End of Period               $7.16      $6.72      $6.39      $5.89     $4.29       $5.53
=========================================================================================
  TOTAL RETURN(4)            7.61%      9.65%     10.94%     39.61%   (21.03)%      2.69%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets        0.63%(5)      0.64%      0.67%      0.70%      0.70%   0.70%(5)
-----------------------
Ratio of Net
Investment Income
(Loss) to
Average Net Assets        2.06%(5)      1.95%      2.10%      1.78%      1.95%   1.74%(5)
-----------------------
Portfolio Turnover Rate         8%        16%        18%        14%        30%     34%(6)
-----------------------
Net Assets,
End of Period
(in thousands)            $534,102   $527,109   $438,518   $151,622    $21,110     $2,632
-----------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) August 10, 2001 (commencement of sale) through March 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
39

Large Company Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------------
                                                    ADVISOR CLASS
--------------------------------------------------------------------------------------
                            2006(1)     2006       2005      2004      2003     2002
--------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $6.72      $6.39      $5.89     $4.29     $5.53     $5.08
--------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------
  Net Investment
  Income (Loss)(2)           0.05       0.10       0.10      0.07      0.07      0.06
-----------------------
  Net Realized
  and Unrealized
  Gain (Loss)                0.44       0.47       0.51      1.60     (1.25)     0.44
--------------------------------------------------------------------------------------
  Total From
  Investment Operations      0.49       0.57       0.61      1.67     (1.18)     0.50
--------------------------------------------------------------------------------------
Distributions
-----------------------
  From Net
  Investment Income         (0.05)     (0.09)     (0.09)    (0.07)    (0.06)    (0.05)
-----------------------
  From Net
  Realized Gains               --      (0.15)     (0.02)       --        --        --
--------------------------------------------------------------------------------------
  Total Distributions       (0.05)     (0.24)     (0.11)    (0.07)    (0.06)    (0.05)
--------------------------------------------------------------------------------------
Net Asset Value,
End of Period               $7.16      $6.72      $6.39     $5.89     $4.29     $5.53
======================================================================================
  TOTAL RETURN(3)            7.37%      9.17%     10.45%    38.99%   (21.38)%    9.93%
--------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets        1.08%(4)      1.09%      1.12%     1.15%      1.15%    1.15%
-----------------------
Ratio of Net
Investment Income
(Loss) to
Average Net Assets        1.61%(4)      1.50%      1.65%     1.33%      1.50%    1.09%
-----------------------
Portfolio Turnover Rate         8%        16%        18%       14%        30%      34%
-----------------------
Net Assets,
End of Period
(in thousands)            $228,945   $184,601   $104,612   $19,265     $1,090       $6
--------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
40

Large Company Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-----------------------------------------------------------------------------
                                                 A CLASS
-----------------------------------------------------------------------------
                            2006(1)     2006       2005      2004    2003(2)
-----------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $6.72      $6.39      $5.90     $4.29     $4.46
-----------------------------------------------------------------------------
Income From
Investment Operations
-----------------------
  Net Investment
  Income (Loss)(3)           0.06       0.10       0.10      0.07      0.01
-----------------------
  Net Realized and
  Unrealized Gain (Loss)     0.44       0.47       0.50      1.61     (0.17)
-----------------------------------------------------------------------------
  Total From
  Investment Operations      0.50       0.57       0.60      1.68     (0.16)
-----------------------------------------------------------------------------
Distributions
-----------------------
  From Net
  Investment Income         (0.05)     (0.09)     (0.09)    (0.07)    (0.01)
-----------------------
  From Net
  Realized Gains               --      (0.15)     (0.02)       --        --
-----------------------------------------------------------------------------
  Total Distributions       (0.05)     (0.24)     (0.11)    (0.07)    (0.01)
-----------------------------------------------------------------------------
Net Asset Value,
End of Period               $7.17      $6.72      $6.39     $5.90     $4.29
=============================================================================
  TOTAL RETURN(4)            7.52%      9.16%     10.25%    39.22%    (3.49)%
-----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets        1.08%(5)      1.09%      1.12%     1.15%   1.15%(5)
-----------------------
Ratio of Net
Investment
Income (Loss)
to Average Net Assets     1.61%(5)      1.50%      1.65%     1.33%   1.79%(5)
-----------------------
Portfolio Turnover Rate         8%        16%        18%       14%     30%(6)
-----------------------
Net Assets,
End of Period
(in thousands)            $222,161   $236,313   $245,416   $92,171     $3,733
-----------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
41

Large Company Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
------------------------------------------------------------------------------
                                                B CLASS
------------------------------------------------------------------------------
                            2006(1)    2006      2005     2004       2003(2)
------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $6.74     $6.41     $5.91    $4.29        $4.46
------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------
  Net Investment
  Income (Loss)(3)           0.03      0.05      0.05     0.03         0.01
-----------------------
  Net Realized and
  Unrealized Gain (Loss)     0.44      0.47      0.52     1.62        (0.17)
------------------------------------------------------------------------------
  Total From
  Investment Operations      0.47      0.52      0.57     1.65        (0.16)
------------------------------------------------------------------------------
Distributions
-----------------------
  From Net
  Investment Income         (0.03)    (0.04)    (0.05)   (0.03)       (0.01)
-----------------------
  From Net
  Realized Gains               --     (0.15)    (0.02)      --           --
------------------------------------------------------------------------------
  Total Distributions       (0.03)    (0.19)    (0.07)   (0.03)       (0.01)
------------------------------------------------------------------------------
Net Asset Value,
End of Period               $7.18     $6.74     $6.41    $5.91        $4.29
==============================================================================
  TOTAL RETURN(4)            6.95%     8.33%     9.59%   38.41%       (3.58)%
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets        1.83%(5)     1.84%     1.87%    1.90%   1.88%(5)(6)
-----------------------
Ratio of Net
Investment
Income (Loss)
to Average Net Assets     0.86%(5)     0.75%     0.90%    0.58%   0.74%(5)(6)
-----------------------
Portfolio Turnover Rate         8%       16%       18%      14%        30%(7)
-----------------------
Net Assets,
End of Period
(in thousands)             $16,501   $15,954   $13,009   $5,642           $88
------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) During the period ended March 31, 2003, the distributor voluntarily waived a portion of the distribution and service fees. Had fees not been waived, the annualized ratio of operating expenses to average net assets and annualized ratio of net investment income (loss) to average net assets would have been 1.90% and 0.72%, respectively.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
42

Large Company Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
---------------------------------------------------------------------------------------
                                                     C CLASS
---------------------------------------------------------------------------------------
                            2006(1)    2006      2005      2004      2003      2002(2)
---------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $6.72     $6.39     $5.89     $4.28     $5.53       $5.14
---------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------
  Net Investment
  Income (Loss)(3)           0.03      0.05      0.05      0.03      0.03        0.01
-----------------------
  Net Realized
  and Unrealized
  Gain (Loss)                0.44      0.47      0.52      1.61     (1.25)       0.39
---------------------------------------------------------------------------------------
  Total From
  Investment Operations      0.47      0.52      0.57      1.64     (1.22)       0.40
---------------------------------------------------------------------------------------
Distributions
-----------------------
  From Net
  Investment Income         (0.03)    (0.04)    (0.05)    (0.03)    (0.03)      (0.01)
-----------------------
  From Net
  Realized Gains               --     (0.15)    (0.02)       --        --          --
---------------------------------------------------------------------------------------
  Total Distributions       (0.03)    (0.19)    (0.07)    (0.03)    (0.03)      (0.01)
---------------------------------------------------------------------------------------
Net Asset Value,
End of Period               $7.16     $6.72     $6.39     $5.89     $4.28       $5.53
=======================================================================================
  TOTAL RETURN(4)            6.97%     8.35%     9.62%    38.27%   (22.13)%      7.78%
---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets        1.83%(5)     1.84%     1.87%     1.90%      1.90%   1.90%(5)
-----------------------
Ratio of Net
Investment
Income (Loss)
to Average
Net Assets                0.86%(5)     0.75%     0.90%     0.58%      0.75%   0.33%(5)
-----------------------
Portfolio Turnover Rate         8%       16%       18%       14%        30%     34%(6)
-----------------------
Net Assets,
End of Period
(in thousands)             $66,136   $61,682   $40,789   $11,030     $1,163       $257
---------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) November 7, 2001 (commencement of sale) through March 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
43

Large Company Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
------------------------------------------------------------------------------
                                                  R CLASS
------------------------------------------------------------------------------
                              2006(1)       2006          2005        2004(2)
------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $6.72        $6.39         $5.89         $5.18
------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------
  Net Investment
  Income (Loss)(3)             0.05         0.09          0.09          0.03
-----------------------
  Net Realized and
  Unrealized Gain (Loss)       0.43         0.47          0.51          0.72
------------------------------------------------------------------------------
  Total From
  Investment Operations        0.48         0.56          0.60          0.75
------------------------------------------------------------------------------
Distributions
-----------------------
  From Net
  Investment Income           (0.04)       (0.08)        (0.08)        (0.04)
-----------------------
  From Net
  Realized Gains                 --        (0.15)        (0.02)           --
------------------------------------------------------------------------------
  Total Distributions         (0.04)       (0.23)        (0.10)        (0.04)
------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $7.16        $6.72         $6.39         $5.89
==============================================================================
  TOTAL RETURN(4)              7.23%        8.90%        10.17%        14.63%
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets          1.33%(5)        1.34%      1.33%(6)      1.40%(5)
-----------------------
Ratio of Net
Investment
Income (Loss) to
Average Net Assets          1.36%(5)        1.25%      1.44%(6)      0.77%(5)
-----------------------
Portfolio Turnover Rate           8%          16%           18%        14%(7)
-----------------------
Net Assets,
End of Period
(in thousands)               $13,340      $10,984        $2,143          $168
------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) August 29, 2003 (commencement of sale) through March 31, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) During the year ended March 31, 2005, the class received a partial reimbursement of its distribution and service fee. Had fees not been reimbursed, the ratio of operating expenses to average net assets and ratio of net investment income (loss) to average net assets would have been 1.37%
    and 1.40%, respectively.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2004.

See Notes to Financial Statements.

------
44

Approval of Management Agreements for Value and Large Company Value

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process is referred to as the "15(c) Process."
As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c)
Providers") concerning Value and Large Company Value (the "funds") and the services provided to the funds under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the funds under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the funds and its shareholders on a routine and non-routine basis;

* data comparing the cost of owning the funds to the cost of owning similar funds;

* data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the funds' board of directors held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. The board also had the benefit of the advice of its independent counsel throughout the period.

                                                                   (continued)

------
45

Approval of Management Agreements for Value and Large Company Value

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the funds' portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the funds in accordance with its investment objectives and approved strategies.
In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the funds, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the funds. The Directors also review detailed performance information during the 15(c) Process comparing the funds'
performance with that of similar funds not managed by the advisor. If performance concerns are identified, the Directors

                                                                     (continued)

------
46

Approval of Management Agreements for Value and Large Company Value

discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The funds' performance fell below the median for both the one and three year periods during part of the past year. The board discussed the funds' performance with the advisor and was satisfied with the efforts being undertaken by the advisor.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the funds, its profitability in managing the funds, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, the expenses incurred by the advisor in providing various functions to the funds, and the breakpoint fees of competitive funds not

                                                                     (continued)

------
47

Approval of Management Agreements for Value and Large Company Value

managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the funds increase in size, and through reinvestment in its business to provide shareholders additional content and services.

COMPARISON TO OTHER FUNDS' FEES. The funds pay the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds'
independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Directors' analysis of fee levels involves reviewing certain evaluative data compiled by a 15(c) Provider comparing the funds'
unified fee to the total expense ratio of other funds in the funds' peer group.
The unified fee charged to shareholders of the funds was below the median of the total expense ratios of their peer groups.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The Directors analyzed this information and concluded that the fees charged and services provided to the funds were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the funds. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the funds or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients

                                                                   (continued)

------
48

Approval of Management Agreements for Value and Large Company Value

other than the funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the funds to determine breakpoints in the funds' fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between the funds and the advisor is fair and reasonable in light of the services provided and should be renewed.

------
49

Share Class Information

Seven classes of shares are authorized for sale by the funds: Investor Class,
Institutional Class, Advisor Class, A Class, B Class, C Class and R Class. The
total expense ratio of Institutional Class shares is lower than that of Investor
Class shares. The expense ratios of Advisor Class, A Class, B Class, C Class
And R Class shares are higher that that of Investor Class shares. The funds are available for purchase only through financial intermediaries by investors who seek advice from them. The funds are closed to other investors, but those with open accounts may make additional investments and reinvest dividends and capital gains distributions as long as such accounts are open.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 distribution and service fee. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 5.75% to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A
Class shares. The unified management fee for A Class shares is the same as for
Investor Class shares. A Class shares also are subject to a 0.25% annual Rule
12b-1 distribution and service fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% after the sixth year. There is no CDSC

                                                                    (continued)

------
50

Share Class Information

On shares acquired through reinvestment of dividends or capital gains. The unified management fee for B Class shares is the same as for Investor Class shares. B Class shares also are subject to a 1.00% annual Rule 12b-1 distribution and service fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C
Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 distribution and service fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. The unified management fee for R Class shares is the same as for Investor Class shares. R Class shares are subject to a 0.50% annual Rule
12b-1 distribution and service fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
51

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's website at americancentury.com and on the Securities and Exchange
Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling
1-800-345-2021.

------
52

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The DOW JONES INDUSTRIAL AVERAGE (DJIA) is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including service-oriented firms. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators.

The LIPPER MULTI-CAP VALUE INDEX is an equally-weighted index of, typically, the
30 largest mutual funds that use a value investment strategy to purchase securities of companies of all market capitalizations.

The NASDAQ COMPOSITE INDEX is a market value-weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The RUSSELL 1000(reg.tm) VALUE INDEX measures the performance of those Russell
1000 Index companies (the 1,000 largest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

The RUSSELL 2000(reg.tm) VALUE INDEX measures the performance of those Russell
2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

The RUSSELL 3000(reg.tm) VALUE INDEX measures the performance of those Russell
3000 Index companies (the 3,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL MIDCAP(reg.tm) VALUE INDEX  measures the performance of those
Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------
53

Notes

------
54

Notes

------
55

Notes

------
56

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                PRSRT STD
P.O. Box 419200                                        U.S. POSTAGE PAID
Kansas City, MO 64141-6200                              AMERICAN CENTURY
                                                            COMPANIES

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor
(c)2006 American Century Proprietary Holdings, Inc. All rights reserved.

0611
SH-SAN-51661S

AMERICAN CENTURY INVESTMENTS

Semiannual Report
September 30, 2006

[photo of fall trees]

Equity Index Fund

[american century investments logo and text logo]

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
FOUNDER
AMERICAN CENTURY COMPANIES, INC.

/s/James E. Stowers III
James E. Stowers III
CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

We are pleased to provide you with the semiannual report for the American
Century Equity Index Fund for the six months ended September 30, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our website, americancentury.com, where we post quarterly portfolio commentaries, the views of senior investment officers and analysts, and other communications about investments, portfolio strategy,  personal finance, and the markets.

In its most recent rankings, Dalbar -- which issues customer satisfaction ratings and rankings based on website functionality -- ranked
americancentury.com fourth out of the sites provided by the top 25 fund companies that it believes lead the industry in web-based technology. Our website earned an "Excellent" rating, Dalbar's highest designation.

For most of 2006, our website has  linked visitors to information explaining our strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). This campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count. To learn more about the collaboration and the LAF, please visit americancentury.com or www.lanceface.com on the Web and  click on the links to related sites.

With the approach of year end and the 2006 tax season, you can also find out more about December fund distributions and tax information via a link from our website. We've posted December distribution estimates for over 50 funds, answers to frequent distribution questions, and online descriptions of all of the tax information we provide to investors.

If you haven't visited americancentury.com yet, we encourage you to do so . . .
it's there to serve you. And so are we. As always, we deeply appreciate your commitment to American Century Investments.

Market Perspective  . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
   Six-Month Total Returns  . . . . . . . . . . . . . . . . . . . . . . . . 2

EQUITY INDEX

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by
American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Market Perspective

[photo of Phil Davidson]

BY PHIL DAVIDSON, CHIEF INVESTMENT OFFICER, U.S. VALUE EQUITY

MODEST RALLY FOR STOCKS

Cooling energy prices and a pause from the Federal Reserve enabled U.S. stocks to post positive results for the six months ended September 30, 2006.

The stock market endured a difficult spring--the S&P 500 Index fell by more than
4% during the last three weeks of May after unexpectedly high inflation figures led to concerns about rising interest rates. Stocks plodded along through the summer months, clouded by uncertainties about inflation and economic growth, until the Federal Reserve chose to leave short-term interest rates unchanged at its policy meeting in mid-August.

After 17 consecutive rate hikes over a two-year period, the Fed decided to stand pat amid evidence of moderating economic growth and declining energy and commodity prices. In response, the major stock indexes staged a strong rally that persisted through the end of the six-month period. The Dow Jones Industrial
Average flirted with its all-time closing high on two occasions in the final week, only to fall back each time and close below the record.

SIZE AND QUALITY MATTERED

Thanks to the stock market's late-summer rally, the broad equity indexes advanced by 2-3% for the six-month period. However, the market's overall gains masked some relatively narrow breadth. In an environment of slowing economic growth, investors focused their attention on the stocks of larger, higher-quality companies, such as those that make up the S&P 500. In contrast, mid- and small-cap stocks did not fully participate in the market's rebound late in the period and declined overall for the six months (see table below).

Extending a multi-year trend, value shares performed better than growth stocks across the capitalization range.

PLAYING DEFENSE

Sector performance within the S&P 500 reflected the defensive, risk-averse posture of the market during the summer. Investors seeking companies with more predictable earnings and dividend payouts shifted money into utilities and telecommunication services providers, as well as companies that make everyday consumer products. In addition, dividend-paying stocks in the S&P 500 provided an average total return of almost 5% for the six months, versus a modest decline for non-dividend-payers.

On the downside, the information technology sector posted the largest decline during the period as investors moved away from the more speculative and growth-oriented segments of the market. The slowing economy weighed on industrial and materials stocks, which are the most economically sensitive sectors.

SIX-MONTH TOTAL RETURNS
AS OF SEPTEMBER 30, 2006(1)
--------------------------------------------------------------------------------
S&P 500 Index                                                 4.14%
--------------------------------------------------------------------------------
S&P MidCap 400 Index                                         -4.19%
--------------------------------------------------------------------------------
S&P SmallCap 600 Index                                       -5.40%
--------------------------------------------------------------------------------
(1) Total returns for periods less than one year are not annualized.

------
2

Equity Index - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2006
                                            ----------------------
                                            AVERAGE ANNUAL RETURNS
------------------------------------------------------------------------------
                                                         SINCE      INCEPTION
                      6 MONTHS(1)   1 YEAR   5 YEARS   INCEPTION       DATE
------------------------------------------------------------------------------
INVESTOR CLASS          3.80%       10.17%    6.46%      2.09%        2/26/99
------------------------------------------------------------------------------
S&P 500 INDEX(2)        4.14%       10.79%    6.97%      2.61%          --
------------------------------------------------------------------------------
Institutional Class     4.10%       10.59%    6.66%      2.32%        2/26/99
------------------------------------------------------------------------------
(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------
3

Equity Index - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 26, 1999

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended September 30
--------------------------------------------------------------------------------
          1999*    2000      2001      2002     2003     2004     2005     2006
--------------------------------------------------------------------------------
Investor
Class     4.02%   12.54%   -26.89%   -20.61%   23.56%   13.14%   11.87%   10.17%
--------------------------------------------------------------------------------
S&P 500
Index     4.38%   13.28%   -26.62%   -20.49%   24.40%   13.87%   12.25%   10.79%
--------------------------------------------------------------------------------

* From 2/26/99, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

Equity Index - Portfolio Commentary

SUBADVISOR: BARCLAYS GLOBAL FUND ADVISORS

PERFORMANCE SUMMARY

Equity Index returned 3.80%* for the six months ended September 30, 2006, compared with the 4.14% return of the benchmark it tracks, the S&P 500 Index.
The portfolio's results reflect operating expenses, whereas the index return does not.

FINANCIALS WERE TOP CONTRIBUTORS

Financial stocks, which represented the fund's largest sector weighting during the six-month period, contributed the most to fund performance. Diversified financial services firms posted the best results, benefiting from robust financial market activity and stabilizing interest rates. One of the portfolio's top contributors was Bank of America, which announced record profits of more than $5 billion.

Commercial banks also performed well during the period as strong earnings and consolidation among regional banks provided a lift to the industry. Performance leaders included Wells Fargo and U.S. Bancorp, both of which posted double-digit gains for the six-month period.

Real estate investment trusts (REITs), which are considered defensive stocks because of their high dividend yields and steady rental income, generated strong returns. Mergers and acquisitions helped lift performance as REITs continued to garner attention from private equity firms.

DEFENSIVE STOCKS OUTPERFORMED

Consumer staples stocks also benefited from a shift toward defensive sectors of the market. The consumer staples sector consists of companies that make or sell the most basic consumer products, such as food, beverages, and household goods.
The top contributor in this segment of the portfolio was consumer products giant
Procter & Gamble, whose strong earnings derived in part from last year's acquisition of Gillette.

Other top performers in the consumer staples sector included tobacco company
Altria Group and snack and beverage maker PepsiCo. Altria reported improving results as its Marlboro brand gained market share in the U.S., and its Kraft
Foods subsidiary made progress on restructuring efforts. PepsiCo announced better-than-expected earnings, led by double-digit growth in its international business.

Dividend-paying stocks also attracted defensive-minded investors. Consequently, the utilities and telecommunication services sectors, which typically

TOP TEN HOLDINGS
AS OF SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        9/30/06               3/31/06
--------------------------------------------------------------------------------
Exxon Mobil Corp.                         3.3%                  3.1%
--------------------------------------------------------------------------------
General Electric Co.                      3.0%                  3.1%
--------------------------------------------------------------------------------
Citigroup Inc.                            2.0%                  2.0%
--------------------------------------------------------------------------------
Bank of America Corp.                     2.0%                  1.8%
--------------------------------------------------------------------------------
Microsoft Corporation                     2.0%                  2.0%
--------------------------------------------------------------------------------
Pfizer Inc.                               1.7%                  1.6%
--------------------------------------------------------------------------------
Procter & Gamble
Co. (The)                                 1.6%                  1.6%
--------------------------------------------------------------------------------
Johnson & Johnson                         1.6%                  1.5%
--------------------------------------------------------------------------------
American International
Group, Inc.                               1.4%                  1.5%
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                   1.3%                  1.2%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 Total returns for periods less than one year are not annualized.    (continued)

------
5

Equity Index - Portfolio Commentary

have the highest dividend yields, posted the best absolute returns in the portfolio. The leading contributors were telecom services providers AT&T and
BellSouth, which rallied sharply after announcing a merger agreement between the two companies.

ECONOMICALLY SENSITIVE SECTORS DECLINED

While defensive sectors fared well, those sectors tied to the economy's fortunes--such as industrials and materials--underperformed during the six-month period. The fund's industrial holdings declined largely because of weakness in transportation-related stocks, such as road and rail operators and air freight and logistics companies. Package delivery giant United Parcel Service failed to meet earnings expectations and lowered its forecast for the remainder of 2006, citing the slowing economic environment.

In the materials sector, metals and mining stocks suffered the largest declines.
Gold producer Newmont Mining slumped as the price of gold fell by nearly 20%
from its peak in May.

INFORMATION TECHNOLOGY LAGGED

Information technology was the worst-performing sector in the portfolio. The biggest individual detractor from fund performance was wireless technology firm
QUALCOMM, which dropped by more than 25% during the period thanks to a combination of patent litigation and reduced revenue guidance.

Other weak performers in the tech sector included online auctioneer eBay and computer hardware maker Dell. eBay struggled amid perceptions of increased competition and a slowdown in e-commerce, while Dell lost market share to rivals in the consumer side of its business.

LOOKING FORWARD

The stock market faces some challenges going forward--many analysts expect a further deceleration in economic and profit growth as we move into 2007. On the positive side, however, interest rates appear to have stabilized after rising for much of the year. But regardless of the market's near-term outlook, a broad index fund should remain a long-term core holding within a diversified portfolio.

TOP FIVE INDUSTRIES
AS OF SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        9/30/06               3/31/06
--------------------------------------------------------------------------------
Oil, Gas &
Consumable Fuels                          7.6%                  7.7%
--------------------------------------------------------------------------------
Pharmaceuticals                           6.8%                  6.4%
--------------------------------------------------------------------------------
Diversified Financial
Services                                  5.9%                  3.6%
--------------------------------------------------------------------------------
Insurance                                 4.8%                  4.7%
--------------------------------------------------------------------------------
Commercial Banks                          4.3%                  5.8%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        9/30/06               3/31/06
--------------------------------------------------------------------------------
Common Stocks
& Futures                                99.9%                100.8%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               0.1%                    --
--------------------------------------------------------------------------------
Other Assets
and Liabilities                          --(1)                (0.8)%
--------------------------------------------------------------------------------

(1) Category is less than 0.05% of total net assets.

------
6

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

------
7

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE      4/1/06 -       EXPENSE
                        4/1/06          9/30/06         9/30/06         RATIO*
--------------------------------------------------------------------------------
EQUITY INDEX SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,038.00         $2.50          0.49%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,041.00         $1.48          0.29%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.61         $2.48          0.49%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,023.61         $1.47          0.29%
--------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
8

Equity Index - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Shares                                                                  Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.3%

AEROSPACE & DEFENSE -- 2.4%
--------------------------------------------------------------------------------
  65,489    Boeing Co.                                             $  5,163,808
--------------------------------------------------------------------------------
  33,196    General Dynamics Corp.                                    2,379,157
--------------------------------------------------------------------------------
  10,015    Goodrich Corporation                                        405,808
--------------------------------------------------------------------------------
  67,799    Honeywell International Inc.                              2,772,979
--------------------------------------------------------------------------------
   9,990    L-3 Communications
            Holdings, Inc.                                              782,517
--------------------------------------------------------------------------------
  29,244    Lockheed Martin Corp.                                     2,516,739
--------------------------------------------------------------------------------
  28,308    Northrop Grumman Corp.                                    1,926,926
--------------------------------------------------------------------------------
  36,818    Raytheon Company                                          1,767,632
--------------------------------------------------------------------------------
  14,032    Rockwell Collins                                            769,515
--------------------------------------------------------------------------------
  83,191    United Technologies Corp.                                 5,270,149
--------------------------------------------------------------------------------
                                                                     23,755,230
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.9%
--------------------------------------------------------------------------------
  25,174    FedEx Corporation                                         2,735,910
--------------------------------------------------------------------------------
  88,976    United Parcel Service,
            Inc. Cl B                                                 6,400,934
--------------------------------------------------------------------------------
                                                                      9,136,844
--------------------------------------------------------------------------------
AIRLINES -- 0.1%
--------------------------------------------------------------------------------
  64,355    Southwest Airlines Co.                                    1,072,154
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.1%
--------------------------------------------------------------------------------
  14,623    Goodyear Tire & Rubber
            Co. (The)(1)                                                212,034
--------------------------------------------------------------------------------
  15,977    Johnson Controls, Inc.                                    1,146,189
--------------------------------------------------------------------------------
                                                                      1,358,223
--------------------------------------------------------------------------------
AUTOMOBILES -- 0.4%
--------------------------------------------------------------------------------
 153,675    Ford Motor Company                                        1,243,231
--------------------------------------------------------------------------------
  46,460    General Motors Corp.                                      1,545,259
--------------------------------------------------------------------------------
  21,833    Harley-Davidson, Inc.                                     1,370,021
--------------------------------------------------------------------------------
                                                                      4,158,511
--------------------------------------------------------------------------------
BEVERAGES -- 2.2%
--------------------------------------------------------------------------------
  63,370    Anheuser-Busch
            Companies, Inc.                                           3,010,709
--------------------------------------------------------------------------------
   6,726    Brown-Forman Corp. Cl B                                     515,548
--------------------------------------------------------------------------------
 167,692    Coca-Cola Company (The)                                   7,492,479
--------------------------------------------------------------------------------
  23,636    Coca-Cola Enterprises Inc.                                  492,338
--------------------------------------------------------------------------------
  17,139    Constellation Brands
            Inc. Cl A(1)                                                493,260
--------------------------------------------------------------------------------
   4,051    Molson Coors Brewing Co.                                    279,114
--------------------------------------------------------------------------------
  11,103    Pepsi Bottling Group Inc.                                   394,157
--------------------------------------------------------------------------------
 135,669    PepsiCo, Inc.                                             8,853,758
--------------------------------------------------------------------------------
                                                                     21,531,363
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.3%
--------------------------------------------------------------------------------
  96,587    Amgen Inc.(1)                                             6,908,868
--------------------------------------------------------------------------------
  28,087    Biogen Idec Inc.(1)                                       1,254,927
--------------------------------------------------------------------------------
  21,368    Genzyme Corp.(1)                                          1,441,699
--------------------------------------------------------------------------------
  37,593    Gilead Sciences, Inc.(1)                                  2,582,639
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------
  20,067    MedImmune, Inc.(1)                                     $    586,157
--------------------------------------------------------------------------------
                                                                     12,774,290
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.1%
--------------------------------------------------------------------------------
  14,451    American Standard
            Companies Inc.                                              606,508
--------------------------------------------------------------------------------
  32,867    Masco Corp.                                                 901,214
--------------------------------------------------------------------------------
                                                                      1,507,722
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 3.7%
--------------------------------------------------------------------------------
  20,023    Ameriprise Financial Inc.                                   939,079
--------------------------------------------------------------------------------
  63,280    Bank of New York
            Co., Inc. (The)                                           2,231,253
--------------------------------------------------------------------------------
   9,871    Bear Stearns Companies
            Inc. (The)                                                1,382,927
--------------------------------------------------------------------------------
  34,868    E*TRADE Financial Corp.(1)                                  834,043
--------------------------------------------------------------------------------
   7,277    Federated Investors Inc. Cl B                               246,035
--------------------------------------------------------------------------------
  13,668    Franklin Resources, Inc.                                  1,445,391
--------------------------------------------------------------------------------
  35,523    Goldman Sachs Group,
            Inc. (The)                                                6,009,426
--------------------------------------------------------------------------------
  17,682    Janus Capital Group Inc.                                    348,689
--------------------------------------------------------------------------------
  10,805    Legg Mason, Inc.                                          1,089,792
--------------------------------------------------------------------------------
  44,149    Lehman Brothers
            Holdings Inc.                                             3,260,845
--------------------------------------------------------------------------------
  33,823    Mellon Financial Corp.                                    1,322,479
--------------------------------------------------------------------------------
  73,258    Merrill Lynch & Co., Inc.                                 5,730,241
--------------------------------------------------------------------------------
  88,184    Morgan Stanley                                            6,429,496
--------------------------------------------------------------------------------
  15,322    Northern Trust Corp.                                        895,264
--------------------------------------------------------------------------------
  84,817    Schwab (Charles) Corp.                                    1,518,224
--------------------------------------------------------------------------------
  27,181    State Street Corp.                                        1,696,094
--------------------------------------------------------------------------------
  21,834    T. Rowe Price Group Inc.                                  1,044,757
--------------------------------------------------------------------------------
                                                                     36,424,035
--------------------------------------------------------------------------------
CHEMICALS -- 1.5%
--------------------------------------------------------------------------------
  18,344    Air Products &
            Chemicals, Inc.                                           1,217,491
--------------------------------------------------------------------------------
   5,520    Ashland Inc.                                                352,066
--------------------------------------------------------------------------------
  78,966    Dow Chemical Co.                                          3,078,095
--------------------------------------------------------------------------------
  75,753    du Pont (E.I.) de
            Nemours & Co.                                             3,245,258
--------------------------------------------------------------------------------
   6,744    Eastman Chemical Company                                    364,311
--------------------------------------------------------------------------------
  14,793    Ecolab Inc.                                                 633,436
--------------------------------------------------------------------------------
   9,325    Hercules Inc.(1)                                            147,055
--------------------------------------------------------------------------------
   6,449    International Flavors &
            Fragrances Inc.                                             254,993
--------------------------------------------------------------------------------
  44,559    Monsanto Co.                                              2,094,719
--------------------------------------------------------------------------------
  13,602    PPG Industries, Inc.                                        912,422
--------------------------------------------------------------------------------
  26,541    Praxair, Inc.                                             1,570,166
--------------------------------------------------------------------------------
  11,878    Rohm and Haas Co.                                           562,423
--------------------------------------------------------------------------------
   5,501    Sigma-Aldrich Corp.                                         416,261
--------------------------------------------------------------------------------
                                                                     14,848,696
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 4.3%
--------------------------------------------------------------------------------
  28,157    AmSouth Bancorporation                                      817,679
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
9

Equity Index - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Shares                                                                  Value
--------------------------------------------------------------------------------
  44,676    BB&T Corporation                                       $  1,955,915
--------------------------------------------------------------------------------
  13,367    Comerica Inc.                                               760,850
--------------------------------------------------------------------------------
  15,023    Commerce Bancorp Inc.                                       551,494
--------------------------------------------------------------------------------
  10,555    Compass Bancshares Inc.                                     601,424
--------------------------------------------------------------------------------
  45,882    Fifth Third Bancorp                                       1,747,187
--------------------------------------------------------------------------------
  10,166    First Horizon National Corp.                                386,410
--------------------------------------------------------------------------------
  19,706    Huntington Bancshares Inc.                                  471,565
--------------------------------------------------------------------------------
  33,071    KeyCorp                                                   1,238,178
--------------------------------------------------------------------------------
   6,477    M&T Bank Corp.                                              776,981
--------------------------------------------------------------------------------
  20,811    Marshall & Ilsley Corp.                                   1,002,674
--------------------------------------------------------------------------------
  49,632    National City Corp.                                       1,816,531
--------------------------------------------------------------------------------
  38,418    North Fork
            Bancorporation, Inc.                                      1,100,292
--------------------------------------------------------------------------------
  24,230    PNC Financial
            Services Group                                            1,755,221
--------------------------------------------------------------------------------
  37,250    Regions Financial Corp.                                   1,370,428
--------------------------------------------------------------------------------
  29,910    SunTrust Banks, Inc.                                      2,311,445
--------------------------------------------------------------------------------
  26,391    Synovus Financial Corp.                                     775,104
--------------------------------------------------------------------------------
 146,108    U.S. Bancorp                                              4,853,708
--------------------------------------------------------------------------------
 137,797    Wachovia Corp.                                            7,689,072
--------------------------------------------------------------------------------
 277,107    Wells Fargo & Co.                                        10,025,730
--------------------------------------------------------------------------------
   8,677    Zions Bancorporation                                        692,511
--------------------------------------------------------------------------------
                                                                     42,700,399
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.5%
--------------------------------------------------------------------------------
  19,941    Allied Waste Industries Inc.(1)                             224,735
--------------------------------------------------------------------------------
   8,103    Avery Dennison Corp.                                        487,558
--------------------------------------------------------------------------------
  11,181    Cintas Corp.                                                456,520
--------------------------------------------------------------------------------
  10,608    Equifax Inc.                                                389,420
--------------------------------------------------------------------------------
  10,408    Monster Worldwide Inc.(1)                                   376,666
--------------------------------------------------------------------------------
  18,189    Pitney Bowes, Inc.                                          807,045
--------------------------------------------------------------------------------
  17,523    R.R. Donnelley &
            Sons Company                                                577,558
--------------------------------------------------------------------------------
  13,913    Robert Half International Inc.                              472,625
--------------------------------------------------------------------------------
  44,395    Waste Management, Inc.                                    1,628,408
--------------------------------------------------------------------------------
                                                                      5,420,535
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.8%
--------------------------------------------------------------------------------
   9,600    ADC Telecommunications, Inc.(1)                             144,000
--------------------------------------------------------------------------------
  37,071    Avaya Inc.(1)                                               424,092
--------------------------------------------------------------------------------
   6,837    Ciena Corp.(1)                                              186,308
--------------------------------------------------------------------------------
 502,427    Cisco Systems Inc.(1)                                    11,555,821
--------------------------------------------------------------------------------
  16,669    Comverse Technology, Inc.(1)                                357,383
--------------------------------------------------------------------------------
 128,165    Corning Inc.(1)                                           3,128,508
--------------------------------------------------------------------------------
 138,051    JDS Uniphase Corp.(1)                                       302,332
--------------------------------------------------------------------------------
  46,138    Juniper Networks, Inc.(1)                                   797,265
--------------------------------------------------------------------------------
 364,801    Lucent Technologies Inc.(1)                                 853,634
--------------------------------------------------------------------------------
 200,943    Motorola, Inc.                                            5,023,575
--------------------------------------------------------------------------------
 136,554    QUALCOMM Inc.                                             4,963,738
--------------------------------------------------------------------------------
  36,598    Tellabs, Inc.(1)                                            401,114
--------------------------------------------------------------------------------
                                                                     28,137,770
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 2.5%
--------------------------------------------------------------------------------
  69,953    Apple Computer, Inc.(1)                                $  5,388,479
--------------------------------------------------------------------------------
 186,926    Dell Inc.(1)                                              4,269,390
--------------------------------------------------------------------------------
 190,974    EMC Corp.(1)                                              2,287,869
--------------------------------------------------------------------------------
 226,085    Hewlett-Packard Co.                                       8,295,058
--------------------------------------------------------------------------------
   7,915    Lexmark International,
            Inc. Cl A(1)                                                456,379
--------------------------------------------------------------------------------
  14,802    NCR Corp.(1)                                                584,383
--------------------------------------------------------------------------------
  30,541    Network Appliance, Inc.(1)                                1,130,322
--------------------------------------------------------------------------------
  13,350    QLogic Corp.(1)                                             252,315
--------------------------------------------------------------------------------
  15,942    SanDisk Corp.(1)                                            853,535
--------------------------------------------------------------------------------
 288,149    Sun Microsystems, Inc.(1)                                 1,432,101
--------------------------------------------------------------------------------
                                                                     24,949,831
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 0.1%
--------------------------------------------------------------------------------
  7,207     Fluor Corp.                                                 554,146
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 0.1%
--------------------------------------------------------------------------------
  7,698     Vulcan Materials Co.                                        602,369
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.9%
--------------------------------------------------------------------------------
 100,407    American Express Co.                                      5,630,825
--------------------------------------------------------------------------------
  25,126    Capital One Financial Corp.                               1,976,411
--------------------------------------------------------------------------------
  33,834    SLM Corporation                                           1,758,691
--------------------------------------------------------------------------------
                                                                      9,365,927
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.2%
--------------------------------------------------------------------------------
   8,606    Ball Corp.                                                  348,113
--------------------------------------------------------------------------------
   8,639    Bemis Co., Inc.                                             283,878
--------------------------------------------------------------------------------
  11,752    Pactiv Corp.(1)                                             333,992
--------------------------------------------------------------------------------
   6,716    Sealed Air Corp.                                            363,470
--------------------------------------------------------------------------------
   9,130    Temple-Inland Inc.                                          366,112
--------------------------------------------------------------------------------
                                                                      1,695,565
--------------------------------------------------------------------------------
DISTRIBUTORS -- 0.1%
--------------------------------------------------------------------------------
  14,070    Genuine Parts Company                                       606,839
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
--------------------------------------------------------------------------------
  11,410    Apollo Group Inc. Cl A(1)                                   561,828
--------------------------------------------------------------------------------
  27,024    H & R Block, Inc.                                           587,502
--------------------------------------------------------------------------------
                                                                      1,149,330
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 5.9%
--------------------------------------------------------------------------------
 373,074    Bank of America Corp.                                    19,985,574
--------------------------------------------------------------------------------
   2,916    Chicago Mercantile
            Exchange Holdings Inc.                                    1,394,577
--------------------------------------------------------------------------------
  16,307    CIT Group Inc.                                              793,009
--------------------------------------------------------------------------------
 407,413    Citigroup Inc.                                           20,236,204
--------------------------------------------------------------------------------
 285,730    J.P. Morgan Chase & Co.                                  13,417,881
--------------------------------------------------------------------------------
  28,636    McGraw-Hill Companies,
            Inc. (The)                                                1,661,747
--------------------------------------------------------------------------------
  19,808    Moody's Corp.                                             1,295,047
--------------------------------------------------------------------------------
                                                                     58,784,039
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
10

Equity Index - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Shares                                                                  Value
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.9%
--------------------------------------------------------------------------------
 319,657    AT&T Inc.                                              $ 10,408,031
--------------------------------------------------------------------------------
 149,377    BellSouth Corp.                                           6,385,867
--------------------------------------------------------------------------------
   9,492    CenturyTel Inc.                                             376,548
--------------------------------------------------------------------------------
  27,002    Citizens Communications
            Company                                                     379,108
--------------------------------------------------------------------------------
  12,110    Embarq Corp.                                                585,761
--------------------------------------------------------------------------------
 131,083    Qwest Communications
            International Inc.(1)                                     1,143,044
--------------------------------------------------------------------------------
 238,901    Verizon Communications Inc.                               8,870,394
--------------------------------------------------------------------------------
  38,632    Windstream Corp.                                            509,556
--------------------------------------------------------------------------------
                                                                     28,658,309
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.5%
--------------------------------------------------------------------------------
  13,465    Allegheny Energy, Inc.(1)                                   540,889
--------------------------------------------------------------------------------
  32,138    American Electric Power                                   1,168,859
--------------------------------------------------------------------------------
  26,595    Edison International                                      1,107,416
--------------------------------------------------------------------------------
  17,094    Entergy Corp.                                             1,337,264
--------------------------------------------------------------------------------
  55,023    Exelon Corporation                                        3,331,091
--------------------------------------------------------------------------------
  27,102    FirstEnergy Corp.                                         1,513,918
--------------------------------------------------------------------------------
  33,186    FPL Group, Inc.                                           1,493,370
--------------------------------------------------------------------------------
   8,157    Pinnacle West Capital Corp.                                 367,473
--------------------------------------------------------------------------------
  31,313    PPL Corporation                                           1,030,198
--------------------------------------------------------------------------------
  20,812    Progress Energy Inc.                                        944,449
--------------------------------------------------------------------------------
  60,856    Southern Co.                                              2,097,098
--------------------------------------------------------------------------------
                                                                     14,932,025
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.5%
--------------------------------------------------------------------------------
  14,120    American Power
            Conversion Corp.                                            310,075
--------------------------------------------------------------------------------
   7,543    Cooper Industries, Ltd. Cl A                                642,814
--------------------------------------------------------------------------------
  33,582    Emerson Electric Co.                                      2,816,187
--------------------------------------------------------------------------------
  14,467    Rockwell Automation Inc.                                    840,533
--------------------------------------------------------------------------------
                                                                      4,609,609
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.3%
--------------------------------------------------------------------------------
  34,277    Agilent Technologies, Inc.(1)                             1,120,515
--------------------------------------------------------------------------------
  14,977    Jabil Circuit, Inc.                                         427,893
--------------------------------------------------------------------------------
  11,756    Molex Inc.                                                  458,131
--------------------------------------------------------------------------------
  44,123    Sanmina-SCI Corp.(1)                                        165,020
--------------------------------------------------------------------------------
  75,586    Solectron Corp.(1)                                          246,410
--------------------------------------------------------------------------------
  20,837    Symbol Technologies, Inc.                                   309,638
--------------------------------------------------------------------------------
   6,706    Tektronix, Inc.                                             194,005
--------------------------------------------------------------------------------
                                                                      2,921,612
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 1.7%
--------------------------------------------------------------------------------
  27,390    Baker Hughes Inc.                                         1,867,998
--------------------------------------------------------------------------------
  25,248    BJ Services Co.                                             760,722
--------------------------------------------------------------------------------
  84,562    Halliburton Co.                                           2,405,789
--------------------------------------------------------------------------------
  25,819    Nabors Industries Ltd.(1)                                   768,115
--------------------------------------------------------------------------------
  14,262    National Oilwell Varco, Inc.(1)                             835,040
--------------------------------------------------------------------------------
  11,305    Noble Corp.                                                 725,555
--------------------------------------------------------------------------------
   9,023    Rowan Companies, Inc.                                       285,397
--------------------------------------------------------------------------------
  97,392    Schlumberger Ltd.                                         6,041,226
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------
  16,502    Smith International, Inc.                              $    640,278
--------------------------------------------------------------------------------
  26,222    Transocean Inc.(1)                                        1,920,237
--------------------------------------------------------------------------------
  28,471    Weatherford
            International Ltd.(1)                                     1,187,810
--------------------------------------------------------------------------------
                                                                     17,438,167
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 2.3%
--------------------------------------------------------------------------------
  38,622    Costco Wholesale
            Corporation                                               1,918,741
--------------------------------------------------------------------------------
  67,462    CVS Corp.                                                 2,166,879
--------------------------------------------------------------------------------
  59,218    Kroger Co. (The)                                          1,370,305
--------------------------------------------------------------------------------
  36,707    Safeway Inc.                                              1,114,057
--------------------------------------------------------------------------------
  17,219    Supervalu Inc.                                              510,543
--------------------------------------------------------------------------------
  50,852    Sysco Corp.                                               1,700,999
--------------------------------------------------------------------------------
 202,960    Wal-Mart Stores, Inc.                                    10,009,988
--------------------------------------------------------------------------------
  82,880    Walgreen Co.                                              3,679,043
--------------------------------------------------------------------------------
  11,499    Whole Foods Market, Inc.                                    683,386
--------------------------------------------------------------------------------
                                                                     23,153,941
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.1%
--------------------------------------------------------------------------------
  53,890    Archer-Daniels-Midland Co.                                2,041,352
--------------------------------------------------------------------------------
  18,821    Campbell Soup Co.                                           686,967
--------------------------------------------------------------------------------
  42,385    ConAgra Foods, Inc.                                       1,037,585
--------------------------------------------------------------------------------
  11,191    Dean Foods Co.(1)                                           470,246
--------------------------------------------------------------------------------
  29,073    General Mills, Inc.                                       1,645,532
--------------------------------------------------------------------------------
  27,346    H.J. Heinz Co.                                            1,146,618
--------------------------------------------------------------------------------
  14,558    Hershey Company (The)                                       778,125
--------------------------------------------------------------------------------
  20,454    Kellogg Co.                                               1,012,882
--------------------------------------------------------------------------------
  10,926    McCormick & Company, Inc.                                   414,969
--------------------------------------------------------------------------------
  62,047    Sara Lee Corp.                                              997,095
--------------------------------------------------------------------------------
  20,834    Tyson Foods, Inc. Cl A                                      330,844
--------------------------------------------------------------------------------
  18,078    Wm. Wrigley Jr. Co.                                         832,673
--------------------------------------------------------------------------------
                                                                     11,394,888
--------------------------------------------------------------------------------
GAS UTILITIES(2)
--------------------------------------------------------------------------------
   3,630    NICOR Inc.                                                  155,219
--------------------------------------------------------------------------------
   3,146    People's Energy Corp.                                       127,885
--------------------------------------------------------------------------------
                                                                        283,104
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.5%
--------------------------------------------------------------------------------
   8,448    Bard (C.R.), Inc.                                           633,600
--------------------------------------------------------------------------------
   4,397    Bausch & Lomb Inc.                                          220,422
--------------------------------------------------------------------------------
  53,610    Baxter International, Inc.                                2,437,111
--------------------------------------------------------------------------------
  20,189    Becton Dickinson & Co.                                    1,426,757
--------------------------------------------------------------------------------
  20,090    Biomet Inc.                                                 646,697
--------------------------------------------------------------------------------
  98,207    Boston Scientific Corp.(1)                                1,452,482
--------------------------------------------------------------------------------
  12,863    Hospira Inc.(1)                                             492,267
--------------------------------------------------------------------------------
  95,067    Medtronic, Inc.                                           4,414,910
--------------------------------------------------------------------------------
  29,293    St. Jude Medical, Inc.(1)                                 1,033,750
--------------------------------------------------------------------------------
  24,314    Stryker Corp.                                             1,205,731
--------------------------------------------------------------------------------
  19,698    Zimmer Holdings Inc.(1)                                   1,329,615
--------------------------------------------------------------------------------
                                                                     15,293,342
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
11

Equity Index - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Shares                                                                  Value
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 2.7%
--------------------------------------------------------------------------------
  45,597    Aetna Inc.                                             $  1,803,361
--------------------------------------------------------------------------------
  17,021    AmerisourceBergen Corp.                                     769,349
--------------------------------------------------------------------------------
  33,677    Cardinal Health, Inc.                                     2,213,926
--------------------------------------------------------------------------------
  35,483    Caremark Rx Inc.                                          2,010,822
--------------------------------------------------------------------------------
   9,088    CIGNA Corp.                                               1,057,116
--------------------------------------------------------------------------------
  13,189    Coventry Health Care Inc.(1)                                679,497
--------------------------------------------------------------------------------
  11,283    Express Scripts, Inc.(1)                                    851,754
--------------------------------------------------------------------------------
  34,782    HCA Inc.                                                  1,735,274
--------------------------------------------------------------------------------
  19,765    Health Management
            Associates, Inc. Cl A                                       413,089
--------------------------------------------------------------------------------
  13,488    Humana Inc.(1)                                              891,422
--------------------------------------------------------------------------------
  10,172    Laboratory Corp. of
            America Holdings(1)                                         666,978
--------------------------------------------------------------------------------
   6,037    Manor Care, Inc.                                            315,614
--------------------------------------------------------------------------------
  24,988    McKesson Corp.                                            1,317,367
--------------------------------------------------------------------------------
  24,515    Medco Health Solutions Inc.(1)                            1,473,597
--------------------------------------------------------------------------------
  11,182    Patterson Companies, Inc.(1)                                375,827
--------------------------------------------------------------------------------
  13,231    Quest Diagnostics Inc.                                      809,208
--------------------------------------------------------------------------------
  38,817    Tenet Healthcare Corp.(1)                                   315,970
--------------------------------------------------------------------------------
 110,802    UnitedHealth Group
            Incorporated                                              5,451,459
--------------------------------------------------------------------------------
  51,284    WellPoint Inc.(1)                                         3,951,432
--------------------------------------------------------------------------------
                                                                     27,103,062
--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY(2)
--------------------------------------------------------------------------------
  16,444    IMS Health Inc.                                             438,068
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.6%
--------------------------------------------------------------------------------
  36,501    Carnival Corporation                                      1,716,642
--------------------------------------------------------------------------------
  11,870    Darden Restaurants, Inc.                                    504,119
--------------------------------------------------------------------------------
  15,168    Harrah's Entertainment, Inc.                              1,007,610
--------------------------------------------------------------------------------
  31,542    Hilton Hotels Corporation                                   878,445
--------------------------------------------------------------------------------
  27,804    International Game
            Technology                                                1,153,866
--------------------------------------------------------------------------------
  28,134    Marriott International,
            Inc. Cl A                                                 1,087,098
--------------------------------------------------------------------------------
 101,502    McDonald's Corporation                                    3,970,757
--------------------------------------------------------------------------------
  62,840    Starbucks Corporation(1)                                  2,139,702
--------------------------------------------------------------------------------
  17,782    Starwood Hotels &
            Resorts Worldwide, Inc.(1)                                1,016,953
--------------------------------------------------------------------------------
  12,929    Tim Hortons, Inc.                                           340,033
--------------------------------------------------------------------------------
   9,547    Wendy's International, Inc.                                 639,649
--------------------------------------------------------------------------------
  16,458    Wyndham Worldwide Corp.(1)                                  460,330
--------------------------------------------------------------------------------
  22,097    Yum! Brands, Inc.                                         1,150,149
--------------------------------------------------------------------------------
                                                                     16,065,353
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.6%
--------------------------------------------------------------------------------
   6,330    Black & Decker Corporation                                  502,286
--------------------------------------------------------------------------------
  10,003    Centex Corp.                                                526,358
--------------------------------------------------------------------------------
  22,152    D.R. Horton, Inc.                                           530,540
--------------------------------------------------------------------------------
  12,336    Fortune Brands, Inc.                                        926,556
--------------------------------------------------------------------------------
   5,466    Harman International
            Industries Inc.                                             456,083
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------
   6,290    KB Home                                                $    275,502
--------------------------------------------------------------------------------
  15,050    Leggett & Platt, Inc.                                       376,702
--------------------------------------------------------------------------------
  11,501    Lennar Corp.                                                520,420
--------------------------------------------------------------------------------
  22,724    Newell Rubbermaid Inc.                                      643,544
--------------------------------------------------------------------------------
  17,419    Pulte Homes Inc.                                            554,969
--------------------------------------------------------------------------------
   4,781    Snap-on Incorporated                                        212,994
--------------------------------------------------------------------------------
   6,539    Stanley Works (The)                                         325,969
--------------------------------------------------------------------------------
   6,315    Whirlpool Corp.                                             531,155
--------------------------------------------------------------------------------
                                                                      6,383,078
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 2.2%
--------------------------------------------------------------------------------
  12,355    Clorox Company                                              778,365
--------------------------------------------------------------------------------
  42,424    Colgate-Palmolive Co.                                     2,634,530
--------------------------------------------------------------------------------
  37,617    Kimberly-Clark Corp.                                      2,458,647
--------------------------------------------------------------------------------
 261,785    Procter & Gamble Co. (The)                               16,225,435
--------------------------------------------------------------------------------
                                                                     22,096,977
--------------------------------------------------------------------------------
INDEPENDENT POWER
PRODUCERS & ENERGY TRADERS -- 0.5%
--------------------------------------------------------------------------------
  54,089    AES Corp. (The)(1)                                        1,102,875
--------------------------------------------------------------------------------
  14,698    Constellation Energy
            Group Inc.                                                  870,122
--------------------------------------------------------------------------------
  30,078    Dynegy Inc. Cl A(1)                                         166,632
--------------------------------------------------------------------------------
  37,931    TXU Corp.                                                 2,371,446
--------------------------------------------------------------------------------
                                                                      4,511,075
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 4.0%
--------------------------------------------------------------------------------
  61,942    3M Co.                                                    4,609,724
--------------------------------------------------------------------------------
 850,671    General Electric Co.                                     30,028,690
--------------------------------------------------------------------------------
  10,550    Textron Inc.                                                923,125
--------------------------------------------------------------------------------
 165,174    Tyco International Ltd.                                   4,623,220
--------------------------------------------------------------------------------
                                                                     40,184,759
--------------------------------------------------------------------------------
INSURANCE -- 4.8%
--------------------------------------------------------------------------------
  26,614    Ace, Ltd.                                                 1,456,584
--------------------------------------------------------------------------------
  40,880    Aflac Inc.                                                1,870,669
--------------------------------------------------------------------------------
  51,513    Allstate Corp.                                            3,231,410
--------------------------------------------------------------------------------
   8,694    Ambac Financial Group, Inc.                                 719,429
--------------------------------------------------------------------------------
 213,907    American International
            Group, Inc.                                              14,173,477
--------------------------------------------------------------------------------
  26,280    AON Corp.                                                   890,104
--------------------------------------------------------------------------------
  33,965    Chubb Corp.                                               1,764,821
--------------------------------------------------------------------------------
  14,185    Cincinnati Financial Corp.                                  681,731
--------------------------------------------------------------------------------
  37,291    Genworth Financial Inc. Cl A                              1,305,558
--------------------------------------------------------------------------------
  24,982    Hartford Financial Services
            Group Inc. (The)                                          2,167,189
--------------------------------------------------------------------------------
  23,500    Lincoln National Corp.                                    1,458,880
--------------------------------------------------------------------------------
  37,478    Loews Corp.                                               1,420,416
--------------------------------------------------------------------------------
  45,011    Marsh & McLennan
            Companies, Inc.                                           1,267,060
--------------------------------------------------------------------------------
  10,939    MBIA Inc.                                                   672,092
--------------------------------------------------------------------------------
  62,423    MetLife, Inc.                                             3,538,136
--------------------------------------------------------------------------------
  22,539    Principal Financial Group                                 1,223,417
--------------------------------------------------------------------------------
  64,228    Progressive Corp. (The)                                   1,576,155
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
12

Equity Index - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Shares                                                                  Value
--------------------------------------------------------------------------------
  40,207    Prudential Financial, Inc.                             $  3,065,784
--------------------------------------------------------------------------------
   9,598    Safeco Corp.                                                565,610
--------------------------------------------------------------------------------
  57,040    St. Paul Travelers
            Companies, Inc. (The)                                     2,674,606
--------------------------------------------------------------------------------
   8,063    Torchmark Corp.                                             508,856
--------------------------------------------------------------------------------
  28,070    UnumProvident Corp.                                         544,277
--------------------------------------------------------------------------------
  14,750    XL Capital Ltd. Cl A                                      1,013,325
--------------------------------------------------------------------------------
                                                                     47,789,586
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 0.1%
--------------------------------------------------------------------------------
  25,676    Amazon.com, Inc.(1)                                         824,713
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 1.3%
--------------------------------------------------------------------------------
  96,516    eBay Inc.(1)                                              2,737,194
--------------------------------------------------------------------------------
  17,529    Google Inc. Cl A(1)                                       7,044,905
--------------------------------------------------------------------------------
  20,171    VeriSign, Inc.(1)                                           407,454
--------------------------------------------------------------------------------
 103,002    Yahoo! Inc.(1)                                            2,603,891
--------------------------------------------------------------------------------
                                                                     12,793,444
--------------------------------------------------------------------------------
IT SERVICES -- 2.0%
--------------------------------------------------------------------------------
   9,730    Affiliated Computer
            Services Inc. Cl A(1)                                       504,598
--------------------------------------------------------------------------------
  46,164    Automatic Data
            Processing, Inc.                                          2,185,404
--------------------------------------------------------------------------------
  14,546    Computer Sciences Corp.(1)                                  714,500
--------------------------------------------------------------------------------
  11,503    Convergys Corp.(1)                                          237,537
--------------------------------------------------------------------------------
  42,419    Electronic Data
            Systems Corp.                                             1,040,114
--------------------------------------------------------------------------------
  62,870    First Data Corp.                                          2,640,539
--------------------------------------------------------------------------------
  14,605    Fiserv, Inc.(1)                                             687,749
--------------------------------------------------------------------------------
 125,558    International Business
            Machines Corp.                                           10,288,222
--------------------------------------------------------------------------------
  27,696    Paychex, Inc.                                             1,020,598
--------------------------------------------------------------------------------
  10,902    Sabre Holdings Corp. Cl A                                   254,998
--------------------------------------------------------------------------------
  28,254    Unisys Corp.(1)                                             159,918
--------------------------------------------------------------------------------
                                                                     19,734,177
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
   7,835    Brunswick Corp.                                             244,374
--------------------------------------------------------------------------------
  23,373    Eastman Kodak Co.                                           523,555
--------------------------------------------------------------------------------
  12,572    Hasbro, Inc.                                                286,013
--------------------------------------------------------------------------------
  32,017    Mattel, Inc.                                                630,735
--------------------------------------------------------------------------------
                                                                      1,684,677
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES -- 0.3%
--------------------------------------------------------------------------------
  15,116    Applera Corporation --
            Applied Biosystems Group                                    500,491
--------------------------------------------------------------------------------
  10,215    Fisher Scientific
            International(1)                                            799,221
--------------------------------------------------------------------------------
   4,281    Millipore Corp.(1)                                          262,425
--------------------------------------------------------------------------------
  10,790    PerkinElmer, Inc.                                           204,255
--------------------------------------------------------------------------------
  13,431    Thermo Electron Corp.(1)                                    528,241
--------------------------------------------------------------------------------
   8,610    Waters Corp.(1)                                             389,861
--------------------------------------------------------------------------------
                                                                      2,684,494
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------
MACHINERY -- 1.4%
--------------------------------------------------------------------------------
  54,294    Caterpillar Inc.                                       $  3,572,544
--------------------------------------------------------------------------------
   4,305    Cummins Inc.                                                513,285
--------------------------------------------------------------------------------
  19,365    Danaher Corp.                                             1,329,795
--------------------------------------------------------------------------------
  19,100    Deere & Co.                                               1,602,681
--------------------------------------------------------------------------------
  16,761    Dover Corp.                                                 795,142
--------------------------------------------------------------------------------
  12,295    Eaton Corp.                                                 846,511
--------------------------------------------------------------------------------
  34,462    Illinois Tool Works Inc.                                  1,547,344
--------------------------------------------------------------------------------
  26,981    Ingersoll-Rand Company Cl A                               1,024,738
--------------------------------------------------------------------------------
  15,073    ITT Industries, Inc.                                        772,793
--------------------------------------------------------------------------------
   5,079    Navistar International Corp.(1)                             131,140
--------------------------------------------------------------------------------
  20,487    Paccar Inc.                                               1,168,169
--------------------------------------------------------------------------------
  10,330    Pall Corp.                                                  318,267
--------------------------------------------------------------------------------
   9,774    Parker-Hannifin Corp.                                       759,733
--------------------------------------------------------------------------------
                                                                     14,382,142
--------------------------------------------------------------------------------
MEDIA -- 3.2%
--------------------------------------------------------------------------------
  64,065    CBS Corp. Cl B                                            1,804,711
--------------------------------------------------------------------------------
  40,210    Clear Channel
            Communications, Inc.                                      1,160,059
--------------------------------------------------------------------------------
 172,901    Comcast Corporation Cl A(1)                               6,371,402
--------------------------------------------------------------------------------
   5,178    Dow Jones & Co., Inc.                                       173,670
--------------------------------------------------------------------------------
   6,952    EW Scripps Co. Cl A                                         333,209
--------------------------------------------------------------------------------
  19,427    Gannett Co., Inc.                                         1,104,036
--------------------------------------------------------------------------------
  35,426    Interpublic Group
            of Companies, Inc.(1)                                       350,717
--------------------------------------------------------------------------------
   3,474    Meredith Corp.                                              171,372
--------------------------------------------------------------------------------
  11,925    New York Times Co.
            (The) Cl A                                                  274,037
--------------------------------------------------------------------------------
 193,469    News Corp. Cl A                                           3,801,666
--------------------------------------------------------------------------------
  14,078    Omnicom Group Inc.                                        1,317,701
--------------------------------------------------------------------------------
 172,761    The Walt Disney Co.                                       5,340,043
--------------------------------------------------------------------------------
 334,536    Time Warner Inc.                                          6,098,591
--------------------------------------------------------------------------------
  16,324    Tribune Co.                                                 534,121
--------------------------------------------------------------------------------
  20,482    Univision Communications
            Inc. Cl A(1)                                                703,352
--------------------------------------------------------------------------------
  57,884    Viacom Inc. Cl B                                          2,152,127
--------------------------------------------------------------------------------
                                                                     31,690,814
--------------------------------------------------------------------------------
METALS & MINING -- 0.8%
--------------------------------------------------------------------------------
  71,162    Alcoa Inc.                                                1,995,383
--------------------------------------------------------------------------------
   8,182    Allegheny Technologies Inc.                                 508,839
--------------------------------------------------------------------------------
  16,063    Freeport-McMoRan
            Copper & Gold, Inc. Cl B                                    855,515
--------------------------------------------------------------------------------
  36,968    Newmont Mining Corporation                                1,580,382
--------------------------------------------------------------------------------
  25,582    Nucor Corp.                                               1,266,053
--------------------------------------------------------------------------------
  16,745    Phelps Dodge Corp.                                        1,418,302
--------------------------------------------------------------------------------
  10,230    United States Steel Corp.                                   590,066
--------------------------------------------------------------------------------
                                                                      8,214,540
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 1.4%
--------------------------------------------------------------------------------
  16,905    Ameren Corp.                                                892,415
--------------------------------------------------------------------------------
  25,506    CenterPoint Energy, Inc.                                    365,246
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
13

Equity Index - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Shares                                                                  Value
--------------------------------------------------------------------------------
  18,248    CMS Energy Corp.(1)                                    $    263,501
--------------------------------------------------------------------------------
  20,254    Consolidated Edison, Inc.                                   935,735
--------------------------------------------------------------------------------
  28,975    Dominion Resources Inc.                                   2,216,298
--------------------------------------------------------------------------------
  14,438    DTE Energy Company                                          599,321
--------------------------------------------------------------------------------
 102,975    Duke Energy Corp.                                         3,109,845
--------------------------------------------------------------------------------
  14,214    KeySpan Corporation                                         584,764
--------------------------------------------------------------------------------
  22,484    NiSource Inc.                                               488,802
--------------------------------------------------------------------------------
  28,445    PG&E Corp.                                                1,184,734
--------------------------------------------------------------------------------
  20,617    Public Service
            Enterprise Group Inc.                                     1,261,554
--------------------------------------------------------------------------------
  21,308    Sempra Energy                                             1,070,727
--------------------------------------------------------------------------------
  17,215    TECO Energy, Inc.                                           269,415
--------------------------------------------------------------------------------
  33,323    XCEL Energy Inc.                                            688,120
--------------------------------------------------------------------------------
                                                                     13,930,477
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.2%
--------------------------------------------------------------------------------
   9,404    Big Lots Inc.(1)                                            186,293
--------------------------------------------------------------------------------
   5,073    Dillard's Inc. Cl A                                         166,039
--------------------------------------------------------------------------------
  25,600    Dollar General Corp.                                        348,928
--------------------------------------------------------------------------------
  12,782    Family Dollar Stores, Inc.                                  373,746
--------------------------------------------------------------------------------
  44,297    Federated Department
            Stores, Inc.                                              1,914,073
--------------------------------------------------------------------------------
  18,762    J.C. Penney Co. Inc.                                      1,283,133
--------------------------------------------------------------------------------
  27,250    Kohl's Corp.(1)                                           1,769,070
--------------------------------------------------------------------------------
  18,659    Nordstrom, Inc.                                             789,276
--------------------------------------------------------------------------------
   6,973    Sears Holdings Corp.(1)                                   1,102,362
--------------------------------------------------------------------------------
  70,922    Target Corp.                                              3,918,441
--------------------------------------------------------------------------------
                                                                     11,851,361
--------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.1%
--------------------------------------------------------------------------------
  81,342    Xerox Corp.(1)                                            1,265,682
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 7.6%
--------------------------------------------------------------------------------
  37,620    Anadarko Petroleum Corp.                                  1,648,885
--------------------------------------------------------------------------------
  26,962    Apache Corp.                                              1,703,998
--------------------------------------------------------------------------------
  31,820    Chesapeake Energy Corp.                                     922,144
--------------------------------------------------------------------------------
 181,313    Chevron Corp.                                            11,759,960
--------------------------------------------------------------------------------
 135,588    ConocoPhillips                                            8,071,553
--------------------------------------------------------------------------------
  14,998    Consol Energy Inc.                                          475,887
--------------------------------------------------------------------------------
  36,226    Devon Energy Corporation                                  2,287,672
--------------------------------------------------------------------------------
  56,726    El Paso Corp.                                               773,743
--------------------------------------------------------------------------------
  19,799    EOG Resources Inc.                                        1,287,925
--------------------------------------------------------------------------------
 489,855    Exxon Mobil Corp.                                        32,869,270
--------------------------------------------------------------------------------
  19,830    Hess Corp.                                                  821,359
--------------------------------------------------------------------------------
   8,763    Kinder Morgan, Inc.                                         918,801
--------------------------------------------------------------------------------
  29,566    Marathon Oil Corp.                                        2,273,625
--------------------------------------------------------------------------------
  15,254    Murphy Oil Corp.                                            725,328
--------------------------------------------------------------------------------
  70,809    Occidental Petroleum Corp.                                3,406,621
--------------------------------------------------------------------------------
  10,867    Sunoco, Inc.                                                675,819
--------------------------------------------------------------------------------
  50,579    Valero Energy Corp.                                       2,603,301
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------
  48,968    Williams Companies,
            Inc. (The)                                             $  1,168,866
--------------------------------------------------------------------------------
  29,905    XTO Energy Inc.                                           1,259,898
--------------------------------------------------------------------------------
                                                                     75,654,655
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.3%
--------------------------------------------------------------------------------
  37,984    International Paper Company                               1,315,387
--------------------------------------------------------------------------------
   8,686    Louisiana-Pacific Corp.                                     163,036
--------------------------------------------------------------------------------
  14,695    MeadWestvaco Corp.                                          389,564
--------------------------------------------------------------------------------
  20,149    Weyerhaeuser Co.                                          1,239,768
--------------------------------------------------------------------------------
                                                                      3,107,755
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
   6,244    Alberto-Culver Company                                      315,884
--------------------------------------------------------------------------------
  36,773    Avon Products, Inc.                                       1,127,460
--------------------------------------------------------------------------------
  10,479    Estee Lauder Companies,
            Inc. Cl A                                                   422,618
--------------------------------------------------------------------------------
                                                                      1,865,962
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 6.8%
--------------------------------------------------------------------------------
 125,684    Abbott Laboratories                                       6,103,215
--------------------------------------------------------------------------------
  12,494    Allergan, Inc.                                            1,406,949
--------------------------------------------------------------------------------
   8,751    Barr Pharmaceuticals Inc.(1)                                454,527
--------------------------------------------------------------------------------
 161,687    Bristol-Myers Squibb Co.                                  4,029,240
--------------------------------------------------------------------------------
  81,339    Eli Lilly and Company                                     4,636,323
--------------------------------------------------------------------------------
  25,790    Forest Laboratories, Inc.(1)                              1,305,232
--------------------------------------------------------------------------------
 241,176    Johnson & Johnson                                        15,661,969
--------------------------------------------------------------------------------
  19,893    King Pharmaceuticals, Inc.(1)                               338,778
--------------------------------------------------------------------------------
 179,060    Merck & Co., Inc.                                         7,502,614
--------------------------------------------------------------------------------
  17,256    Mylan Laboratories Inc.                                     347,363
--------------------------------------------------------------------------------
 600,590    Pfizer Inc.                                              17,032,733
--------------------------------------------------------------------------------
 121,762    Schering-Plough Corp.                                     2,689,723
--------------------------------------------------------------------------------
   8,425    Watson
            Pharmaceuticals, Inc.(1)                                    220,482
--------------------------------------------------------------------------------
 110,687    Wyeth                                                     5,627,327
--------------------------------------------------------------------------------
                                                                     67,356,475
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 1.1%
--------------------------------------------------------------------------------
   7,980    Apartment Investment
            and Management Co. Cl A                                     434,192
--------------------------------------------------------------------------------
  17,594    Archstone-Smith Trust                                       957,817
--------------------------------------------------------------------------------
   9,352    Boston Properties Inc.                                      966,436
--------------------------------------------------------------------------------
  29,336    Equity Office
            Properties Trust                                          1,166,399
--------------------------------------------------------------------------------
  23,921    Equity Residential                                        1,209,924
--------------------------------------------------------------------------------
  17,688    Kimco Realty Corporation                                    758,285
--------------------------------------------------------------------------------
  14,970    Plum Creek Timber Co. Inc.                                  509,579
--------------------------------------------------------------------------------
  20,075    ProLogis                                                  1,145,480
--------------------------------------------------------------------------------
   9,914    Public Storage Inc.                                         852,505
--------------------------------------------------------------------------------
  18,144    Simon Property Group, Inc.                                1,644,208
--------------------------------------------------------------------------------
   9,980    Vornado Realty Trust                                      1,087,820
--------------------------------------------------------------------------------
                                                                     10,732,645
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT(2)
--------------------------------------------------------------------------------
  20,573    Realogy Corp.(1)                                            466,596
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
14

Equity Index - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Shares                                                                  Value
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.7%
--------------------------------------------------------------------------------
  29,998    Burlington Northern
            Santa Fe Corp.                                         $  2,203,053
--------------------------------------------------------------------------------
  36,266    CSX Corporation                                           1,190,613
--------------------------------------------------------------------------------
  33,947    Norfolk Southern Corp.                                    1,495,365
--------------------------------------------------------------------------------
   4,995    Ryder System, Inc.                                          258,142
--------------------------------------------------------------------------------
  22,138    Union Pacific Corp.                                       1,948,144
--------------------------------------------------------------------------------
                                                                      7,095,317
--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 2.7%
--------------------------------------------------------------------------------
  39,652    Advanced Micro
            Devices, Inc.(1)                                            985,352
--------------------------------------------------------------------------------
  29,108    Altera Corp.(1)                                             535,005
--------------------------------------------------------------------------------
  29,307    Analog Devices, Inc.                                        861,333
--------------------------------------------------------------------------------
 114,406    Applied Materials, Inc.                                   2,028,418
--------------------------------------------------------------------------------
  38,393    Broadcom Corp. Cl A(1)                                    1,164,844
--------------------------------------------------------------------------------
  33,499    Freescale Semiconductor
            Inc. Cl B(1)                                              1,273,297
--------------------------------------------------------------------------------
 475,970    Intel Corp.                                               9,790,704
--------------------------------------------------------------------------------
  16,255    KLA-Tencor Corp.                                            722,860
--------------------------------------------------------------------------------
  24,933    Linear Technology Corp.                                     775,915
--------------------------------------------------------------------------------
  32,251    LSI Logic Corp.(1)                                          265,103
--------------------------------------------------------------------------------
  26,142    Maxim Integrated
            Products, Inc.                                              733,806
--------------------------------------------------------------------------------
  59,950    Micron Technology, Inc.(1)                                1,043,130
--------------------------------------------------------------------------------
  25,302    National Semiconductor Corp.                                595,356
--------------------------------------------------------------------------------
  10,041    Novellus Systems, Inc.(1)                                   277,734
--------------------------------------------------------------------------------
  28,816    NVIDIA Corp.(1)                                             852,665
--------------------------------------------------------------------------------
  17,206    PMC-Sierra, Inc.(1)                                         102,204
--------------------------------------------------------------------------------
  16,340    Teradyne, Inc.(1)                                           215,034
--------------------------------------------------------------------------------
 126,815    Texas Instruments Inc.                                    4,216,599
--------------------------------------------------------------------------------
  27,973    Xilinx, Inc.                                                614,007
--------------------------------------------------------------------------------
                                                                     27,053,366
--------------------------------------------------------------------------------
SOFTWARE -- 3.4%
--------------------------------------------------------------------------------
  48,277    Adobe Systems Inc.(1)                                     1,807,974
--------------------------------------------------------------------------------
  18,811    Autodesk, Inc.(1)                                           654,247
--------------------------------------------------------------------------------
  17,548    BMC Software Inc.(1)                                        477,657
--------------------------------------------------------------------------------
  33,826    CA, Inc.                                                    801,338
--------------------------------------------------------------------------------
  14,885    Citrix Systems, Inc.(1)                                     538,986
--------------------------------------------------------------------------------
  31,510    Compuware Corp.(1)                                          245,463
--------------------------------------------------------------------------------
  25,050    Electronic Arts Inc.(1)                                   1,394,784
--------------------------------------------------------------------------------
  28,336    Intuit Inc.(1)                                              909,302
--------------------------------------------------------------------------------
 712,009    Microsoft Corporation                                    19,459,205
--------------------------------------------------------------------------------
  29,331    Novell, Inc.(1)                                             179,506
--------------------------------------------------------------------------------
 331,768    Oracle Corp.(1)                                           5,885,564
--------------------------------------------------------------------------------
   9,235    Parametric Technology Corp.(1)                              161,243
--------------------------------------------------------------------------------
  82,454    Symantec Corp.(1)                                         1,754,621
--------------------------------------------------------------------------------
                                                                     34,269,890
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.0%
--------------------------------------------------------------------------------
  12,096    AutoNation, Inc.(1)                                         252,806
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------
   4,284    AutoZone, Inc.(1)                                      $    442,537
--------------------------------------------------------------------------------
  23,178    Bed Bath & Beyond Inc.(1)                                   886,790
--------------------------------------------------------------------------------
  33,360    Best Buy Co., Inc.                                        1,786,762
--------------------------------------------------------------------------------
  10,844    Circuit City Stores Inc.                                    272,293
--------------------------------------------------------------------------------
  43,229    Gap, Inc. (The)                                             819,190
--------------------------------------------------------------------------------
 169,852    Home Depot, Inc. (The)                                    6,160,532
--------------------------------------------------------------------------------
  28,368    Limited Brands, Inc.                                        751,468
--------------------------------------------------------------------------------
 125,148    Lowe's Companies, Inc.                                    3,511,653
--------------------------------------------------------------------------------
  23,804    Office Depot, Inc.(1)                                       945,019
--------------------------------------------------------------------------------
   5,908    OfficeMax Inc.                                              240,692
--------------------------------------------------------------------------------
  11,160    RadioShack Corp.                                            215,388
--------------------------------------------------------------------------------
   9,181    Sherwin-Williams Co.                                        512,116
--------------------------------------------------------------------------------
  59,479    Staples, Inc.                                             1,447,124
--------------------------------------------------------------------------------
  11,735    Tiffany & Co.                                               389,602
--------------------------------------------------------------------------------
  37,604    TJX Companies, Inc. (The)                                 1,054,040
--------------------------------------------------------------------------------
                                                                     19,688,012
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
--------------------------------------------------------------------------------
  30,708    Coach Inc.(1)                                             1,056,355
--------------------------------------------------------------------------------
   9,353    Jones Apparel Group, Inc.                                   303,411
--------------------------------------------------------------------------------
   8,632    Liz Claiborne, Inc.                                         341,050
--------------------------------------------------------------------------------
  15,698    NIKE, Inc. Cl B                                           1,375,459
--------------------------------------------------------------------------------
   7,267    VF Corp.                                                    530,128
--------------------------------------------------------------------------------
                                                                      3,606,403
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.6%
--------------------------------------------------------------------------------
  50,218    Countrywide Financial
            Corporation                                               1,759,639
--------------------------------------------------------------------------------
  79,587    Fannie Mae                                                4,449,708
--------------------------------------------------------------------------------
  56,805    Freddie Mac                                               3,767,876
--------------------------------------------------------------------------------
  18,834    Golden West Financial Corp.                               1,454,927
--------------------------------------------------------------------------------
   7,091    MGIC Investment Corp.                                       425,247
--------------------------------------------------------------------------------
  28,582    Sovereign Bancorp Inc.                                      614,799
--------------------------------------------------------------------------------
  79,193    Washington Mutual, Inc.                                   3,442,520
--------------------------------------------------------------------------------
                                                                     15,914,716
--------------------------------------------------------------------------------
TOBACCO -- 1.5%
--------------------------------------------------------------------------------
 172,317    Altria Group Inc.                                        13,190,866
--------------------------------------------------------------------------------
  13,966    Reynolds American Inc.                                      865,473
--------------------------------------------------------------------------------
  13,282    UST Inc.                                                    728,252
--------------------------------------------------------------------------------
                                                                     14,784,591
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS(2)
--------------------------------------------------------------------------------
   6,286    Grainger (W.W.), Inc.                                       421,288
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
--------------------------------------------------------------------------------
  31,856    ALLTEL Corp.                                              1,768,008
--------------------------------------------------------------------------------
 245,637    Sprint Nextel Corp.                                       4,212,675
--------------------------------------------------------------------------------
                                                                      5,980,683
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $754,983,981)                                                 990,845,648
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
15

Equity Index - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS SEGREGATED
FOR FUTURES CONTRACTS(3) -- 0.6%
--------------------------------------------------------------------------------
Repurchase Agreement, Goldman Sachs &
Co., (collateralized by various U.S. Treasury
obligations, 5.25%-6.00%, 2/15/26-2/15/29,
valued at $6,586,119), in a joint trading
account at 4.90%, dated 9/29/06, due
10/2/06 (Delivery value $6,462,238)
(Cost $6,459,600)                                                  $  6,459,600
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.1%
--------------------------------------------------------------------------------
Repurchase Agreement, Goldman Sachs &
Co., (collateralized by various U.S. Treasury
obligations, 5.25%-6.00%, 2/15/26-2/15/29,
valued at $245,109), in a joint trading
account at 4.90%, dated 9/29/06, due
10/2/06 (Delivery value $240,498)                                       240,400
--------------------------------------------------------------------------------
$350,000    U.S. Treasury Bills,
            4.80%, 12/21/06(4)                                          346,307
--------------------------------------------------------------------------------

                                                                        Value
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $586,624)                                                    $    586,707
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $762,030,205)                                                 997,891,955
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES(2)                                        (178,008)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $997,713,947
================================================================================

FUTURES CONTRACTS

                                              Underlying Face    Unrealized
Contracts Purchased         Expiration Date   Amount at Value    Gain (Loss)
----------------------------------------------------------------------------
96 S&P 500 E-Mini Futures    December 2006      $6,459,600          $94,002
                                              ==============================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Non-income producing.

(2) Category is less than 0.05% of total net assets.

(3) Security, or a portion thereof, has been segregated at the custodian bank or with the broker as initial margin on futures contracts.

(4) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
16

Statement of Assets and Liabilities

SEPTEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $762,030,205)             $997,891,955
---------------------------------------------------------
Receivable for investments sold                                         349,844
---------------------------------------------------------
Dividends and interest receivable                                     1,073,648
--------------------------------------------------------------------------------
                                                                    999,315,447
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash                          165,324
---------------------------------------------------------
Payable for investments purchased                                     1,159,509
---------------------------------------------------------
Payable for variation margin on futures contracts                         7,591
---------------------------------------------------------
Accrued management fees                                                 269,076
--------------------------------------------------------------------------------
                                                                      1,601,500
--------------------------------------------------------------------------------

NET ASSETS                                                         $997,713,947
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $874,493,841
---------------------------------------------------------
Undistributed net investment income                                     574,273
---------------------------------------------------------
Accumulated net realized loss on investment transactions           (113,309,919)
---------------------------------------------------------
Net unrealized appreciation on investments                          235,955,752
--------------------------------------------------------------------------------
                                                                   $997,713,947
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $216,659,424
---------------------------------------------------------
Shares outstanding                                                   40,680,913
---------------------------------------------------------
Net asset value per share                                                 $5.33
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $781,054,523
---------------------------------------------------------
Shares outstanding                                                  146,574,860
---------------------------------------------------------
Net asset value per share                                                 $5.33
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
17

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
-------------------------------------------------------
Dividends                                                           $ 9,013,268
-------------------------------------------------------
Interest                                                                213,212
--------------------------------------------------------------------------------
                                                                      9,226,480
--------------------------------------------------------------------------------

EXPENSES:
-------------------------------------------------------
Management fees                                                       1,611,914
-------------------------------------------------------
Directors' fees and expenses                                              5,972
-------------------------------------------------------
Other expenses                                                              889
--------------------------------------------------------------------------------
                                                                      1,618,775
--------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                          7,607,705
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                  (4,141,076)
-------------------------------------------------------
Change in net unrealized appreciation
(depreciation) on investments                                        34,788,628
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                              30,647,552
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM OPERATIONS                                $38,255,257
================================================================================

See Notes to Financial Statements.

------
18

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED) AND YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS              SEPT. 30, 2006     MARCH 31,
2006
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)                    $  7,607,705       $
13,595,890
------------------------------------------
Net realized gain (loss)                          (4,141,076)        43,873,431
------------------------------------------
Change in net unrealized
appreciation (depreciation)                       34,788,628         31,719,229
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                         38,255,257         89,188,550
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
------------------------------------------
  Investor Class                                  (1,407,540)        (2,174,614)
------------------------------------------
  Institutional Class                             (5,768,413)       (11,543,721)
--------------------------------------------------------------------------------
Decrease in net assets
from distributions                                (7,175,953)       (13,718,335)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in
net assets from capital
share transactions                               151,076,137       (318,251,554)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS            182,155,441       (242,781,339)
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                              815,558,506      1,058,339,845
--------------------------------------------------------------------------------
End of period                                   $997,713,947       $815,558,506
================================================================================

Undistributed net investment income                 $574,273           $128,823
================================================================================

See Notes to Financial Statements.

------
19

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Equity Index Fund (the fund) is one fund in a series issued by the corporation. The fund is non-diversified under the
1940 Act. The fund's investment objective is long-term capital growth. The fund seeks to achieve this objective by matching, as closely as possible, the investment characteristics and results of the S&P 500 Composite Price Index (S&P
500 Index). The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class and the
Institutional Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York
Stock Exchange (the Exchange) is open and may also take place on days when the
Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Directors or its designee if such fair value determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to fair value a security such as: a security has been declared in default; or
trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those

                                                                     (continued)

------
20

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the
American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for each class of the fund is as follows:

--------------------------------------------------------------------------------
                                             INVESTOR         INSTITUTIONAL
                                               CLASS              CLASS
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $1 billion                              0.490%              0.290%
--------------------------------------------------------------------------------
Next $1 billion                               0.470%              0.270%
--------------------------------------------------------------------------------
Next $1 billion                               0.455%              0.255%
--------------------------------------------------------------------------------
Next $1 billion                               0.445%              0.245%
--------------------------------------------------------------------------------
Next $1 billion                               0.435%              0.235%
--------------------------------------------------------------------------------
Over $5 billion                               0.430%              0.230%
--------------------------------------------------------------------------------
The effective annual management fee for the six months ended September 30, 2006 was 0.49% and 0.29% for the Investor Class and Institutional Class,
respectively.

                                                                    (continued)

------
21

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

ACIM has entered into a Subadvisory Agreement with Barclays Global Fund Advisors
(BGFA) on behalf of the fund. The subadvisor makes investment decisions for the fund in accordance with the fund's investment objectives, policies and restrictions under the supervision of ACIM and the Board of Directors. ACIM pays all costs associated with retaining BGFA as the subadvisor of the fund.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century Services,
LLC.

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2006, were $17,751,405 and $28,654,707, respectively.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:
--------------------------------------------------------------------------------
                                                  SHARES               AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2006
SHARES AUTHORIZED                              100,000,000
================================================================================
Sold                                             3,291,377          $16,811,163
------------------------------------
Issued in connection with
acquisition (Note 7)                            33,257,723          171,655,240
------------------------------------
Issued in reinvestment
of distributions                                   240,253            1,216,033
------------------------------------
Redeemed                                       (25,738,980)        (133,531,120)
--------------------------------------------------------------------------------

Net increase (decrease)                         11,050,373          $56,151,316
================================================================================
YEAR ENDED MARCH 31, 2006
SHARES AUTHORIZED                              100,000,000
================================================================================
Sold                                             5,568,548         $
27,275,951
------------------------------------
Issued in reinvestment
of distributions                                   422,472            2,100,521
------------------------------------
Redeemed                                        (8,355,398)         (41,196,861)
--------------------------------------------------------------------------------
Net increase (decrease)                         (2,364,378)        $(11,820,389)
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED  SEPTEMBER 30, 2006
SHARES AUTHORIZED                              400,000,000
================================================================================
Sold                                            31,452,224         $163,136,949
------------------------------------
Issued in reinvestment
of distributions                                 1,139,832            5,768,413
------------------------------------
Redeemed                                       (14,408,334)         (73,980,541)
--------------------------------------------------------------------------------
Net increase (decrease)                         18,183,722         $
94,924,821
================================================================================
YEAR ENDED  MARCH 31, 2006
SHARES AUTHORIZED                              400,000,000
================================================================================
Sold                                            43,688,833        $
218,244,263
------------------------------------
Issued in reinvestment
of distributions                                 2,327,351           11,543,721
------------------------------------
Redeemed                                      (110,502,779)        (536,219,149)
--------------------------------------------------------------------------------
Net increase (decrease)                        (64,486,595)       $(306,431,165)
================================================================================

(continued)

------
22

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$500,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended September 30, 2006.

6. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2006, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                   $803,829,845
================================================================================
Gross tax appreciation of investments                             $246,820,593
--------------------------------------------------------------
Gross tax depreciation of investments                              (52,758,483)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments                $194,062,110
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and return of capital dividends.

Following are the capital loss carryovers and capital loss deferral amounts as of March 31, 2006:

--------------------------------------------------------------------------------
Accumulated capital losses                                       $(71,859,380)
---------------------------------------------------------
Capital loss deferral                                            $ (5,382,183)
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

------------------------------------------------------------------------------------------
    2008           2009            2010            2011            2012           2013
------------------------------------------------------------------------------------------
$(2,917,398)   $(10,639,477)   $(49,081,784)   $(1,957,751)    $(1,992,016)   $(5,270,954)
------------------------------------------------------------------------------------------

The capital loss deferral represents net capital losses incurred in the five-month period ended March 31, 2006. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

(continued)

------
23

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

7. REORGANIZATION PLAN

On December 14, 2005, the Board of Directors of Mason Street Index 500 Fund
(Index 500), one fund in a series issued by Mason Street Funds, Inc., approved a plan of reorganization (the reorganization) pursuant to which Equity Index acquired all of the assets of Index 500 in exchange for shares of equal value of
Equity Index and the assumption by Equity Index of all liabilities of Index 500.
The financial statements and performance history of Equity Index will be carried over in the post-reorganization. The reorganization was approved by shareholders on March 15, 2006. The reorganization was effective at the close of business on
March 31, 2006.

ORIGINAL FUND/CLASS   SHARES EXCHANGED        NEW FUND/CLASS       SHARES RECEIVED
----------------------------------------------------------------------------------
Index 500 Fund -- A      9,733,344      Equity Index -- Investor      28,917,087
----------------------------------------------------------------------------------
Index 500 Fund -- B      1,474,502      Equity Index -- Investor       4,340,636
----------------------------------------------------------------------------------
The net assets of Index 500 and Equity Index immediately before the acquisition were $171,655,240 and $815,558,506, respectively. Index 500's unrealized appreciation of $33,002,713 was combined with that of Equity Index. Immediately after the acquisition, the combined net assets were $987,213,746.

8. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The FASB issued
Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
(FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact of adopting FIN 48 and FAS 157.

------
24

Equity Index - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                           INVESTOR CLASS
--------------------------------------------------------------------------------
                    2006(1)     2006       2005       2004     2003      2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of
Period              $5.16      $4.70      $4.50      $3.39    $4.58      $4.63
--------------------------------------------------------------------------------
Income From
Investment
Operations
------------------
  Net Investment
  Income (Loss)(2)   0.04       0.07       0.07       0.05     0.05       0.04
------------------
  Net Realized
  and Unrealized
  Gain (Loss)        0.16       0.46       0.20       1.11    (1.19)     (0.05)
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations         0.20       0.53       0.27       1.16    (1.14)     (0.01)
--------------------------------------------------------------------------------
Distributions
------------------
  From Net
  Investment
  Income            (0.03)     (0.07)     (0.07)     (0.05)   (0.05)     (0.04)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period       $5.33      $5.16      $4.70      $4.50    $3.39      $4.58
================================================================================
  TOTAL RETURN(3)    3.80%     11.36%      6.04%     34.27%   25.02)%    (0.16)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of
Operating
Expenses
to Average
Net Assets        0.49%(4)      0.49%      0.49%      0.49%     0.49%      0.49%
------------------
Ratio of Net
Investment
Income
(Loss) to
Average
Net Assets        1.43%(4)      1.43%      1.59%      1.23%     1.24%      0.91%
------------------
Portfolio
Turnover Rate           2%        17%         4%        16%       21%         4%
------------------
Net Assets,
End of Period
(in thousands)    $216,659   $152,799   $150,454   $142,324   $90,093   $108,760
--------------------------------------------------------------------------------
(1) Six months ended September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

See Notes to Financial Statements.

------
25

Equity Index - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                        INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                   2006(1)     2006       2005       2004      2003      2002
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning
of Period          $5.16      $4.71      $4.50      $3.39     $4.58      $4.64
--------------------------------------------------------------------------------
Income From
Investment
Operations
----------------
  Net Investment
  Income
  (Loss)(2)         0.04       0.08       0.08       0.06      0.05       0.05
----------------
  Net Realized
  and Unrealized
  Gain (Loss)       0.17       0.45       0.21       1.11     (1.19)     (0.06)
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations        0.21       0.53       0.29       1.17     (1.14)     (0.01)
--------------------------------------------------------------------------------
Distributions
----------------
  From Net
  Investment
  Income           (0.04)     (0.08)     (0.08)     (0.06)    (0.05)     (0.05)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period      $5.33      $5.16      $4.71      $4.50     $3.39      $4.58
================================================================================
  TOTAL RETURN(3)   4.10%     11.35%      6.47%     34.53%   (24.87)%    (0.17)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of
Operating
Expenses
to Average
Net Assets       0.29%(4)      0.29%      0.29%      0.29%      0.29%      0.29%
----------------
Ratio of Net
Investment
Income
(Loss) to
Average
Net Assets       1.63%(4)      1.63%      1.79%      1.43%      1.44%      1.11%
----------------
Portfolio
Turnover Rate          2%        17%         4%        16%       21%          4%
----------------
Net Assets,
End of Period
(in thousands)   $781,055   $662,759   $907,886   $842,269   $350,815   $449,591
--------------------------------------------------------------------------------
(1) Six months ended September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
26

Approval of Management Agreement for Equity Index

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process is referred to as the "15(c) Process."
As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c)
Providers") concerning Equity Index (the "fund") and the services provided to the fund under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the fund under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

* data comparing the cost of owning the fund to the cost of owning a similar fund;

* data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the fund's board of directors held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. The board also had the benefit of the advice of its independent counsel throughout the period.

(continued)

------
27

Approval of Management Agreement for Equity Index

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- Generally. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objectives and approved strategies.
In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the fund, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the fund. The Directors also review detailed performance information during the 15(c) Process comparing the fund's performance with that of similar funds not managed by the advisor. If performance concerns are identified, the Directors discuss with the advisor

(continued)

------
28

Approval of Management Agreement for Equity Index

the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The performance information presented to the Directors showed that the fund's performance was slightly below its benchmark for both the one and three year periods.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various functions to the fund, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its

(continued)

------
29

Approval of Management Agreement for Equity Index

competitive fee structure, fee break points as the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services.

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Directors' analysis of fee levels involves reviewing certain evaluative data compiled by a 15(c) Provider comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group.
The unified fee charged to shareholders of the fund was above the median of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The Directors analyzed this information and concluded that the fees charged and services provided to the fund were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the

(continued)

------
30

Approval of Management Agreement for Equity Index

fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the fund to determine breakpoints in the fund's fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

As a part of the 15(c) Process, the board of directors also unanimously approved the renewal of the investment subadvisory agreement by which Barclays Global
Fund Advisors (the "subadvisor") is engaged to manage the investments of the fund. In approving the subadvisory agreement, the board considered all material factors including the nature, extent, and quality of investment management services provided by the subadvisor to the fund under the agreement. As a part of this review the board evaluated the subadvisor's investment performance and capabilities, as well as its compliance policies, procedures, and regulatory experience. The Directors noted that the management fees paid to the subadvisor under the subadvisory agreement were subject to arm's length negotiation between the advisor and the subadvisor and are paid by the advisor out of its unified fee.

------
31

Share Class Information

Two classes of shares are authorized for sale by the fund: Investor Class and
Institutional Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
32

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's website at americancentury.com and on the Securities and Exchange
Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

------
33

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The DOW JONES INDUSTRIAL AVERAGE (DJIA) is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including service-oriented firms.  Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators.

The S&P MIDCAP 400 INDEX, a capitalization-weighted index consisting of 400 domestic stocks, measures the performance of the mid-size company segment of the
U.S. market.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The S&P SMALLCAP 600 INDEX, a capitalization-weighted index consisting of 600 domestic stocks, measures the small company segment of the U.S. market.

------
34

Notes

------
35

Notes

------
36

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE  COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor
(c)2006 American Century Proprietary Holdings, Inc. All rights reserved.

0611
SH-SAN-51658N

[front cover]

American Century Investments
Semiannual Report

September 30, 2006

[photo of autumn]

Real Estate Fund

[american century investments logo and text logo]

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
FOUNDER
AMERICAN CENTURY COMPANIES, INC.

/s/James E. Stowers III
James E. Stowers III
CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

We are pleased to provide you with the semiannual report for the American
Century Real Estate Fund for the six months ended September 30, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our website, americancentury.com, where we post quarterly portfolio commentaries, the views of senior investment officers and analysts, and other communications about investments, portfolio strategy, personal finance, and the markets.

In its most recent rankings, Dalbar -- which issues customer satisfaction ratings and rankings based on website functionality -- ranked
americancentury.com fourth out of the sites provided by the top 25 fund companies that it believes lead the industry in web-based technology. Our website earned an "Excellent" rating, Dalbar's highest designation.

For most of 2006, our website has linked visitors to information explaining our strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). This campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count. To learn more about the collaboration and the LAF, please visit americancentury.com or www.lanceface.com on the Web and click on the links to related sites.

With the approach of year end and the 2006 tax season, you can also find out more about December fund distributions and tax information via a link from our website. We've posted December distribution estimates for over 50 funds, answers to frequent distribution questions, and online descriptions of all of the tax information we provide to investors.

If you haven't visited americancentury.com yet, we encourage you to do so...it's there to serve you. And so are we. As always, we deeply appreciate your commitment to American Century Investments.

Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
   Six-Month Total Returns  . . . . . . . . . . . . . . . . . . . . . . . . 2

REAL ESTATE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by
American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Market Perspective

[photo of Phil Davidson]

BY PHIL DAVIDSON, CHIEF INVESTMENT OFFICER, U.S. VALUE EQUITY

MODEST RALLY FOR STOCKS

Cooling energy prices and a pause from the Federal Reserve enabled U.S. stocks to post positive results for the six months ended September 30, 2006.

The stock market endured a difficult spring, with the major stock indexes falling sharply in May after unexpectedly high inflation figures led to concerns about rising interest rates. Stocks plodded along through the summer months, clouded by uncertainties about inflation and economic growth, until the Federal
Reserve chose to leave short-term interest rates unchanged at its policy meeting in mid-August.

After 17 consecutive rate hikes over a two-year period, the Fed decided to stand pat amid evidence of moderating economic growth and declining energy and commodity prices. In response, stocks staged a strong rally that persisted through the end of the six-month period. The Dow Jones Industrial Average flirted with its all-time closing high on two occasions in the final week, only to fall back each time and close below the record.

SIZE AND QUALITY MATTERED

Thanks to the stock market's late-summer rally, the broad equity indexes advanced by 2-3% for the six-month period. However, the market's overall gains masked some relatively narrow breadth. In an environment of slowing economic growth, investors focused their attention on the stocks of larger, higher-quality companies, which posted the strongest returns. In contrast, mid-
and small-cap stocks did not fully participate in the market's rebound late in the period and declined overall for the six months.

Extending a multi-year trend, value shares performed better than growth stocks across the capitalization range.

PLAYING DEFENSE

Sector performance reflected the defensive, risk-averse posture of the market during the summer. Investors seeking companies with more predictable earnings and dividend payouts shifted money into utilities and telecommunication services providers, as well as companies that make everyday consumer products. An emphasis on dividend yield also provided a lift to real estate investments trusts (see page 5 for further details).

On the downside, the information technology sector posted the largest decline during the period as investors moved away from the more speculative and growth-oriented segments of the market. The slowing economy weighed on industrial and materials stocks, which are the most economically sensitive sectors.

SIX-MONTH TOTAL RETURNS AS OF SEPTEMBER 30, 2006(1)
--------------------------------------------------------------------------------
Dow Jones Wilshire 5000 Index (broad)                           2.32%
--------------------------------------------------------------------------------
S&P 500 Index (large-cap)                                       4.14%
--------------------------------------------------------------------------------
Russell 2000 Index (small-cap)                                 -4.61%
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

------
2

Real Estate - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2006
                                            --------------------------------
                                                AVERAGE ANNUAL RETURNS
------------------------------------------------------------------------------------------
                                                                    SINCE      INCEPTION
                      6 MONTHS(1)   1 YEAR   5 YEARS   10 YEARS   INCEPTION      DATE
------------------------------------------------------------------------------------------
INVESTOR CLASS           8.20%      28.40%   23.34%     16.50%     17.05%       9/21/95(2)
------------------------------------------------------------------------------------------
MSCI US REIT INDEX       8.02%      26.56%   22.23%     15.42%     15.68%(3)       --
------------------------------------------------------------------------------------------
Institutional Class      8.30%      28.66%   23.58%       --       15.08%       6/16/97
------------------------------------------------------------------------------------------
Advisor Class            8.02%      28.06%   23.05%       --       18.69%       10/6/98
------------------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) The inception date for RREEF Real Estate Securities Fund, Real Estate's predecessor. That fund merged with Real Estate on 6/13/97 and Real Estate was first offered to the public on 6/16/97.

(3) Since 9/30/95, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to:
local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters and interest rate risk.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------
3

Real Estate - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made September 30, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended September 30
------------------------------------------------------------------------------------------------------------
                      1997      1998     1999     2000     2001    2002     2003     2004     2005     2006
------------------------------------------------------------------------------------------------------------
Investor Class       49.58%   -17.62%   -2.94%   21.61%   10.96%   9.78%   28.35%   25.40%   25.88%   28.40%
------------------------------------------------------------------------------------------------------------
MSCI US REIT Index   40.88%   -14.26%   -5.88%   21.25%   11.62%   8.56%   25.11%   24.85%   27.10%   26.56%
------------------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to:
local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters and interest rate risk.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

Real Estate - Portfolio Commentary

PORTFOLIO MANAGER: SCOTT BLASDELL

PERFORMANCE SUMMARY

The Real Estate fund posted a total return of 8.20%* for the six months ended
September 30, 2006, surpassing both the 8.02% return of its benchmark, the
Morgan Stanley Capital International (MSCI) US REIT Index, and the 2.32% return of the Dow Jones Wilshire 5000 Index, a broad stock market measure.

REITS CONTINUED TO OUTPERFORM

Real estate investment trusts (REITs) continued to post strong gains over the past six months. Positive influences included declining long-term interest rates
(which make the relatively high dividend yields of REITs look more attractive), firm commercial property values, and rising occupancy rates.

Further consolidation in the sector also boosted results as REITs continued to garner attention from private equity firms. Over the past two years, REIT acquisitions by private companies have taken approximately $80 billion out of the public REIT market.

Health care and apartment REITs generated the best results during the six-month period. Health care REITs benefited from favorable Medicare and Medicaid reimbursements, while weakness in the housing sector lifted occupancy levels for apartment REITs. Retail and hotel REITs produced the lowest gains as moderating economic growth led to expectations of curtailed consumer spending and traveling.

SECTOR ALLOCATION ADDED VALUE

The Real Estate fund's sector weightings contributed favorably to performance relative to the MSCI US REIT Index. The fund held a notable underweight in the underperforming retail segment and an overweight in apartment REITs, which were among the best performers.

On the downside, an overweight in hotel REITs worked against the fund as this segment lagged overall, but solid results from the fund's non-REIT hotel holdings helped offset the negative impact of the overweight.

APARTMENT REITS LED THE WAY

The top individual performance contributors were apartment REITs, led by the fund's largest overweight, Apartment Investment and Management. The

TOP TEN HOLDINGS AS OF SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           9/30/06               3/31/06
--------------------------------------------------------------------------------
ProLogis                                    6.7%                  5.2%
--------------------------------------------------------------------------------
Simon Property Group, Inc.                  5.6%                  8.0%
--------------------------------------------------------------------------------
Archstone-Smith Trust                       5.3%                  4.2%
--------------------------------------------------------------------------------
Equity Office
Properties Trust                            5.1%                  0.7%
--------------------------------------------------------------------------------
Apartment Investment
and Management Co. Cl A                     5.0%                  5.1%
--------------------------------------------------------------------------------
Vornado Realty Trust                        4.3%                  4.8%
--------------------------------------------------------------------------------
Weingarten
Realty Investors                            3.6%                   --
--------------------------------------------------------------------------------
Brandywine Realty Trust                     3.2%                  2.8%
--------------------------------------------------------------------------------
Pennsylvania Real Estate
Investment Trust                            3.1%                  3.4%
--------------------------------------------------------------------------------
AMB Property Corp.                          3.1%                  1.5%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary
 are for Investor Class shares. Total returns for
 periods less than one year are not annualized.                      (continued)

------
5

Real Estate - Portfolio Commentary

company reported better-than-expected earnings and raised guidance for 2006 amid higher occupancy and rising rents.

Archstone-Smith Trust, an owner of luxury apartment properties, also performed well during the period. Archstone posted a double-digit gain as the company enjoyed its tenth consecutive quarter of increasing revenue growth.

TAKEOVERS AFFECTED OFFICE HOLDINGS

Merger and acquisition activity had the most significant impact on the office segment. So far in 2006, four of the ten largest REIT acquisition deals have been takeovers of office REITs, the largest being the $9 billion acquisition of
Trizec Properties by private equity firm The Blackstone Group and Brookfield
Properties, a publicly traded REIT. Trizec was a substantial fund overweight and one of the top contributors to performance.

The takeover frenzy cut both ways, however. The fund held an underweight in
Equity Office Properties, the nation's largest office landlord, but Equity
Office registered a strong return as its significant exposure to the hot New
York City office market sparked speculation about a possible private takeover.

LOOKING FORWARD

After nearly seven years of consistently healthy gains, REITs remain reasonably valued relative to their underlying property portfolios, largely because of sharp increases in commercial property values. Although the residential real estate market has slowed markedly in recent months, fundamentals in the commercial property market remain healthy, reflecting equilibrium between supply and demand.

In addition, REITs have historically held up better than the overall stock market when the economy downshifts. Investors often favor defensive segments of the market during an economic slowdown; REITs fall into the defensive category because of their steady rental income stream.

In general, real estate should remain a component of a diversified portfolio because of its relatively high dividend yield and low correlation with the broader stock market.

INDUSTRY ALLOCATION
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           9/30/06               3/31/06
--------------------------------------------------------------------------------
Regional Malls                              18.4%                 15.6%
--------------------------------------------------------------------------------
Office Management                           17.9%                 22.5%
--------------------------------------------------------------------------------
Multi-Family Residential                    16.6%                 18.5%
--------------------------------------------------------------------------------
Hotels, Restaurants
& Leisure                                   13.2%                 14.4%
--------------------------------------------------------------------------------
Industrials                                 12.3%                  8.7%
--------------------------------------------------------------------------------
Diversified                                  6.9%                  8.7%
--------------------------------------------------------------------------------
Neighborhood &  Community Shopping
Centers                                      4.5%                  3.0%
--------------------------------------------------------------------------------
Health Care                                  4.3%                  1.1%
--------------------------------------------------------------------------------
Other                                        3.5%                  3.8%
--------------------------------------------------------------------------------
Cash and Equivalents(1)                      2.4%                  3.7%
--------------------------------------------------------------------------------

(1) Includes temporary cash investments and other assets and liabilities.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           9/30/06               3/31/06
--------------------------------------------------------------------------------
Domestic Common Stocks                      93.7%                 86.2%
--------------------------------------------------------------------------------
Foreign Common Stocks(2)                     3.9%                 10.1%
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                         97.6%                 96.3%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  2.7%                  4.3%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                            (0.3)%                (0.6)%
--------------------------------------------------------------------------------

(2) Includes depositary shares, dual listed securities and foreign ordinary shares.

------
6

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
7

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------
                                                             EXPENSES PAID
                              BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                             ACCOUNT VALUE   ACCOUNT VALUE      4/1/06 -        EXPENSE
                                4/1/06          9/30/06          9/30/06        RATIO*
----------------------------------------------------------------------------------------
REAL ESTATE SHAREHOLDER FEE EXAMPLE
----------------------------------------------------------------------------------------
ACTUAL
----------------------------------------------------------------------------------------
Investor Class                  $1,000        $1,082.00          $5.95           1.14%
----------------------------------------------------------------------------------------
Institutional Class             $1,000        $1,083.00          $4.91           0.94%
----------------------------------------------------------------------------------------
Advisor Class                   $1,000        $1,080.20          $7.25           1.39%
----------------------------------------------------------------------------------------
HYPOTHETICAL
----------------------------------------------------------------------------------------
Investor Class                  $1,000        $1,019.35          $5.77           1.14%
----------------------------------------------------------------------------------------
Institutional Class             $1,000        $1,020.36          $4.76           0.94%
----------------------------------------------------------------------------------------
Advisor Class                   $1,000        $1,018.10          $7.03           1.39%
----------------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
8

Real Estate - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Shares                                                              Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 97.6%

DIVERSIFIED -- 6.9%
--------------------------------------------------------------------------------
     398,700    British Land Co. plc ADR                      $     10,158,358
--------------------------------------------------------------------------------
       5,200    Digital Realty Trust Inc.                              162,864
--------------------------------------------------------------------------------
   3,914,900    Huntingdon Real Estate
                Investment Trust ORD(1)                              7,705,118
--------------------------------------------------------------------------------
     346,300    KKR Financial Corp.                                  8,498,202
--------------------------------------------------------------------------------
     516,600    National Retail
                Properties, Inc.                                    11,158,560
--------------------------------------------------------------------------------
     938,000    Spirit Finance Corp.                                10,890,180
--------------------------------------------------------------------------------
     749,500    Vornado Realty Trust                                81,695,500
--------------------------------------------------------------------------------
                                                                   130,268,782
--------------------------------------------------------------------------------

HEALTH CARE -- 4.3%
--------------------------------------------------------------------------------
     437,000    Cogdell Spencer Inc.(1)                              9,067,750
--------------------------------------------------------------------------------
   1,491,500    Nationwide Health
                Properties Inc.                                     39,882,710
--------------------------------------------------------------------------------
     422,800    Senior Housing
                Properties Trust                                     9,022,552
--------------------------------------------------------------------------------
     598,400    Ventas, Inc.                                        23,062,336
--------------------------------------------------------------------------------
                                                                    81,035,348
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS
& LEISURE -- 13.2%
--------------------------------------------------------------------------------
   1,171,100    Equity Lifestyle
                Properties, Inc.(1)                                 53,530,981
--------------------------------------------------------------------------------
     687,700    Hospitality Properties Trust                        32,459,440
--------------------------------------------------------------------------------
   1,185,740    Host Hotels & Resorts Inc.                          27,189,018
--------------------------------------------------------------------------------
   1,868,900    Innkeepers USA Trust                                30,444,381
--------------------------------------------------------------------------------
     604,051    InterContinental Hotels
                Group plc ADR                                       10,655,460
--------------------------------------------------------------------------------
   1,032,515    InterContinental Hotels
                Group plc ORD                                       18,076,668
--------------------------------------------------------------------------------
     429,000    LaSalle Hotel Properties                            18,592,860
--------------------------------------------------------------------------------
   1,279,700    Strategic Hotels &
                Resorts, Inc.                                       25,440,436
--------------------------------------------------------------------------------
     708,200    Sunstone Hotel Investors, Inc.                      21,047,704
--------------------------------------------------------------------------------
   3,280,000    Wharf Holdings Ltd. ORD                             11,241,167
--------------------------------------------------------------------------------
                                                                   248,678,115
--------------------------------------------------------------------------------

INDUSTRIALS -- 12.3%
--------------------------------------------------------------------------------
   1,064,176    AMB Property Corp.                                  58,646,739
--------------------------------------------------------------------------------
     834,300    First Potomac Realty Trust                          25,212,546
--------------------------------------------------------------------------------
     420,500    Global Signal Inc.                                  21,268,890
--------------------------------------------------------------------------------
   2,219,810    ProLogis                                           126,662,359
--------------------------------------------------------------------------------
                                                                   231,790,534
--------------------------------------------------------------------------------

Shares                                                              Value
--------------------------------------------------------------------------------

MULTI-FAMILY RESIDENTIAL -- 16.6%
--------------------------------------------------------------------------------
     637,700    American Campus
                Communities Inc.                              $     16,267,727
--------------------------------------------------------------------------------
      95,500    American Land Lease, Inc.                            2,268,125
--------------------------------------------------------------------------------
   1,729,800    Apartment Investment
                and Management Co. Cl A                             94,118,418
--------------------------------------------------------------------------------
   1,819,465    Archstone-Smith Trust                               99,051,675
--------------------------------------------------------------------------------
     453,700    Education Realty Trust, Inc.                         6,696,612
--------------------------------------------------------------------------------
     759,495    GMH Communities Trust                                9,584,827
--------------------------------------------------------------------------------
     489,500    Home Properties, Inc.                               27,979,820
--------------------------------------------------------------------------------
     450,600    Post Properties, Inc.                               21,412,512
--------------------------------------------------------------------------------
   1,151,700    United Dominion
                Realty Trust Inc.                                   34,781,340
--------------------------------------------------------------------------------
                                                                   312,161,056
--------------------------------------------------------------------------------

NEIGHBORHOOD & COMMUNITY
SHOPPING CENTERS -- 4.5%
--------------------------------------------------------------------------------
   7,686,300    Link Real Estate Investment
                Trust (The) ORD                                     16,002,745
--------------------------------------------------------------------------------
   1,588,600    Weingarten Realty Investors                         68,341,572
--------------------------------------------------------------------------------
                                                                    84,344,317
--------------------------------------------------------------------------------

OFFICE MANAGEMENT -- 17.9%
--------------------------------------------------------------------------------
     575,600    Alexandria Real Estate
                Equities Inc.                                       53,991,280
--------------------------------------------------------------------------------
   1,863,484    Brandywine Realty Trust                             60,656,404
--------------------------------------------------------------------------------
     139,242    Cousins Properties Inc.                              4,763,469
--------------------------------------------------------------------------------
   2,413,000    Equity Office Properties Trust                      95,940,880
--------------------------------------------------------------------------------
     670,600    Kilroy Realty Corp.                                 50,523,004
--------------------------------------------------------------------------------
     893,300    Liberty Property Trust                              42,690,807
--------------------------------------------------------------------------------
     306,800    Mack-Cali Realty Corp.                              15,892,240
--------------------------------------------------------------------------------
     324,787    Mission West Properties                              3,705,820
--------------------------------------------------------------------------------
      84,200    SL Green Realty Corp.                                9,405,140
--------------------------------------------------------------------------------
                                                                   337,569,044
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
     213,800    Rayonier, Inc.                                       8,081,640
--------------------------------------------------------------------------------

REGIONAL MALLS -- 18.4%
--------------------------------------------------------------------------------
     556,400    CBL & Associates
                Properties, Inc.                                    23,318,724
--------------------------------------------------------------------------------
     876,210    General Growth
                Properties, Inc.                                    41,751,407
--------------------------------------------------------------------------------
     756,400    Macerich Co. (The)                                  57,758,704
--------------------------------------------------------------------------------
     353,700    Mills Corp. (The)                                    5,910,327
--------------------------------------------------------------------------------
   1,390,476    Pennsylvania Real Estate
                Investment Trust                                    59,192,563
--------------------------------------------------------------------------------
     727,900    Realty Income Corp.                                 17,986,409
--------------------------------------------------------------------------------
   1,159,688    Simon Property Group, Inc.                         105,090,926
--------------------------------------------------------------------------------
     797,600    Taubman Centers Inc.                                35,429,392
--------------------------------------------------------------------------------
                                                                   346,438,452
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
9

Real Estate - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Shares                                                              Value
--------------------------------------------------------------------------------

STORAGE -- 0.8%
--------------------------------------------------------------------------------
     804,500    Extra Space Storage Inc.                      $     13,925,895
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 1.0%
--------------------------------------------------------------------------------
     340,100    Fannie Mae                                          19,014,991
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION
SERVICES -- 1.3%
--------------------------------------------------------------------------------
     988,200    SBA Communications Corp.
                Cl A(2)                                             24,042,906
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $1,561,213,513)                                            1,837,351,080
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 2.7%

Repurchase Agreement, Merrill Lynch
& Co., Inc., (collateralized by
various U.S. Treasury obligations,
3.625% -- 4.625%, 2/29/08 -- 5/15/13,
valued at $51,765,109), in a joint
trading account at 5.00%,
dated 9/29/06, due 10/2/06
(Delivery value $50,821,167)
(Cost $50,800,000)                                                  50,800,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT  SECURITIES -- 100.3%
(Cost $1,612,013,513)                                            1,888,151,080
--------------------------------------------------------------------------------

OTHER ASSETS
AND LIABILITIES -- (0.3)%                                          (6,507,405)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                    $  1,881,643,675
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
ORD = Foreign Ordinary Share

(1) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940. (See Note 5 in
    Notes to Financial Statements.)

(2) Non-income producing.

See Notes to Financial Statements.

------
10

Statement of Assets and Liabilities

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities -- unaffiliated,
at value (cost of $1,544,046,050)                                $1,817,847,231
-------------------------------------------------------------
Investment securities -- affiliated,
at value (cost of $67,967,463)                                       70,303,849
--------------------------------------------------------------------------------
Total investment securities,
at value (cost of $1,612,013,513)                                 1,888,151,080
-------------------------------------------------------------
Foreign currency holdings,
at value (cost of $6,078)                                                 6,405
-------------------------------------------------------------
Receivable for investments sold                                      45,353,932
-------------------------------------------------------------
Dividends and interest receivable                                     5,013,235
--------------------------------------------------------------------------------
                                                                  1,938,524,652
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash                        7,009,741
-------------------------------------------------------------
Payable for investments purchased                                    48,123,730
-------------------------------------------------------------
Accrued management fees                                               1,585,004
-------------------------------------------------------------
Distribution fees payable                                                81,251
-------------------------------------------------------------
Service fees payable                                                     81,251
--------------------------------------------------------------------------------
                                                                     56,880,977
--------------------------------------------------------------------------------

NET ASSETS                                                       $1,881,643,675
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                          $1,423,573,326
-------------------------------------------------------------
Undistributed net investment income                                   1,518,861
-------------------------------------------------------------
Undistributed net realized gain on investment
and foreign currency transactions                                   180,415,808
-------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                     276,135,680
--------------------------------------------------------------------------------
                                                                 $1,881,643,675
================================================================================

INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                       $1,212,432,473
-------------------------------------------------------------
Shares outstanding                                                   39,065,278
-------------------------------------------------------------
Net asset value per share                                                $31.04
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $277,080,585
-------------------------------------------------------------
Shares outstanding                                                    8,919,723
-------------------------------------------------------------
Net asset value per share                                                $31.06
--------------------------------------------------------------------------------

ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $392,130,617
-------------------------------------------------------------
Shares outstanding                                                   12,621,109
-------------------------------------------------------------
Net asset value per share                                                $31.07
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
---------------------------------------------------------
Dividends (including $802,820 from affiliates
and net of foreign taxes withheld of $81,266)                     $
25,377,870
---------------------------------------------------------
Interest                                                              1,842,864
--------------------------------------------------------------------------------
                                                                     27,220,734
--------------------------------------------------------------------------------

EXPENSES:
---------------------------------------------------------
Management fees                                                       8,515,158
---------------------------------------------------------
Distribution fees -- Advisor Class                                      438,462
---------------------------------------------------------
Service fees -- Advisor Class                                           438,462
---------------------------------------------------------
Directors' fees and expenses                                             16,761
---------------------------------------------------------
Other expenses                                                            3,132
--------------------------------------------------------------------------------
                                                                      9,411,975
--------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                         17,808,759
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on investment
and foreign currency transactions                                   103,517,399
---------------------------------------------------------
Change in net unrealized appreciation (depreciation)
on investments and translation of assets
and liabilities in foreign currencies                                14,091,710
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                             117,609,109
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                         $ 135,417,868
================================================================================

See Notes to Financial Statements.

------
12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED) AND YEAR ENDED MARCH 31, 2006
----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                      SEPT. 30, 2006    MARCH 31,
2006
----------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------
Net investment income (loss)                           $   17,808,759    $
22,613,954
-----------------------------------------------------
Net realized gain (loss)                                  103,517,399       164,923,243
-----------------------------------------------------
Change in net unrealized appreciation (depreciation)       14,091,710       194,810,843
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                 135,417,868
382,348,040
----------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------
From net investment income:
-----------------------------------------------------
  Investor Class                                          (10,984,202)      (13,511,266)
-----------------------------------------------------
  Institutional Class                                      (2,909,716)       (4,087,565)
-----------------------------------------------------
  Advisor Class                                            (3,354,340)       (3,806,606)
-----------------------------------------------------
From net realized gains:
-----------------------------------------------------
  Investor Class                                               --           (73,133,691)
-----------------------------------------------------
  Institutional Class                                          --           (18,989,741)
-----------------------------------------------------
  Advisor Class                                                --           (24,220,069)
----------------------------------------------------------------------------------------
Decrease in net assets from distributions                 (17,248,258)     (137,748,938)
----------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                           202,874,615       488,550,572
----------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                     321,044,225       733,149,674

NET ASSETS
----------------------------------------------------------------------------------------
Beginning of period                                     1,560,599,450       827,449,776
----------------------------------------------------------------------------------------
End of period                                          $1,881,643,675
$1,560,599,450
========================================================================================

Undistributed net investment income                        $1,518,861          $958,360
========================================================================================

See Notes to Financial Statements.

------
13

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund is non-diversified under the
1940 Act. The fund's investment objective is to seek long-term capital appreciation. Income is a secondary objective. The fund pursues its objective by investing primarily in securities issued by real estate investment trusts and in the securities of companies which are principally engaged in the real estate industry. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class and the Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York
Stock Exchange (the Exchange) is open and may also take place on days when the
Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Directors or its designee if such fair value determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to fair value a security such as: a security has been declared in default; or
trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by

(continued)

------
14

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the
American Century family of funds, but that have the same investment team and investment strategy.

(continued)

------
15

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The annual management fee schedule for each class of the fund is as follows:

--------------------------------------------------------------------------------
                                    INVESTOR     INSTITUTIONAL     ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $100 million                    1.20%          1.00%          0.95%
--------------------------------------------------------------------------------
Next $900 million                     1.15%          0.95%          0.90%
--------------------------------------------------------------------------------
Next $1 billion                       1.10%          0.90%          0.85%
--------------------------------------------------------------------------------
Over $2 billion                       1.05%          0.85%          0.80%
--------------------------------------------------------------------------------

The effective annual management fee for each class of the fund for the six months ended September 30, 2006 was 1.14%, 0.94% and 0.89% for the Investor
Class, Institutional Class and Advisor Class, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed and accrued daily based on the Advisor Class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the six months ended September 30, 2006, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

ACIM has entered into a Subadvisory Agreement with J.P. Morgan Investment
Management, Inc. (JPMIM) on behalf of the fund. The subadvisor makes investment decisions for the fund in accordance with the fund's investment objectives, policies, and restrictions under the supervision of ACIM and the Board of
Directors. ACIM pays all costs associated with retaining JPMIM as the subadvisor of the fund. JPMIM is a wholly owned subsidiary of J.P. Morgan Chase & Co.
(JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended September 30, 2006, were $1,562,722,296 and
$1,327,979,279, respectively.

(continued)

------
16

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

--------------------------------------------------------------------------------
                                                       SHARES        AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2006
SHARES AUTHORIZED                                    70,000,000
================================================================================
Sold                                                 10,493,582   $ 306,067,971
----------------------------------------------
Issued in reinvestment of distributions                 346,331       9,950,317
----------------------------------------------
Redeemed                                             (5,788,741)   (164,466,406)
--------------------------------------------------------------------------------
Net increase (decrease)                               5,051,172   $ 151,551,882
================================================================================
YEAR ENDED MARCH 31, 2006
SHARES AUTHORIZED                                    70,000,000
================================================================================
Sold                                                 18,115,901   $ 486,639,821
----------------------------------------------
Issued in reinvestment of distributions               3,085,929      79,217,673
----------------------------------------------
Redeemed                                             (9,680,664)   (255,068,241)
--------------------------------------------------------------------------------
Net increase (decrease)                              11,521,166   $ 310,789,253
================================================================================

INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2006
SHARES AUTHORIZED                                    20,000,000
================================================================================
Sold                                                  2,842,594    $ 82,214,159
----------------------------------------------
Issued in reinvestment of distributions                  97,844       2,810,351
----------------------------------------------
Redeemed                                             (2,382,933)    (68,199,253)
--------------------------------------------------------------------------------
Net increase (decrease)                                 557,505    $ 16,825,257
================================================================================
YEAR ENDED MARCH 31, 2006
SHARES AUTHORIZED                                    20,000,000
================================================================================
Sold                                                  4,017,584    $107,260,219
----------------------------------------------
Issued in reinvestment of distributions                 872,775      22,451,251
----------------------------------------------
Redeemed                                             (2,686,430)    (71,305,893)
--------------------------------------------------------------------------------
Net increase (decrease)                               2,203,929    $ 58,405,577
================================================================================

ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2006
SHARES AUTHORIZED                                    30,000,000
================================================================================
Sold                                                  3,276,416    $ 94,552,798
----------------------------------------------
Issued in reinvestment of distributions                 115,049       3,296,688
----------------------------------------------
Redeemed                                             (2,181,479)    (63,352,010)
--------------------------------------------------------------------------------
Net increase (decrease)                               1,209,986    $ 34,497,476
================================================================================
YEAR ENDED MARCH 31, 2006
SHARES AUTHORIZED                                    30,000,000
================================================================================
Sold                                                  6,097,282    $163,460,914
----------------------------------------------
Issued in reinvestment of distributions               1,068,750      27,420,947
----------------------------------------------
Redeemed                                             (2,702,232)    (71,526,119)
--------------------------------------------------------------------------------
Net increase (decrease)                               4,463,800    $119,355,742
================================================================================

(continued)

------
17

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

5. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the six months ended September 30, 2006 follows:

----------------------------------------------------------------------------------------------------------------------
                           SHARE BALANCE    PURCHASE    SALES     REALIZED     DIVIDEND        SEPTEMBER 30, 2006
COMPANY                       3/31/06         COST       COST    GAIN (LOSS)    INCOME   SHARE BALANCE    MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
Cogdell Spencer Inc.          437,000               --    --         --        $305,900      437,000       $ 9,067,750
------------------------
Equity Lifestyle
Properties, Inc.              268,300      $39,869,918    --         --         138,975    1,171,100        53,530,981
------------------------
Huntingdon Real Estate
Investment Trust ORD        2,264,800        3,162,417    --         --         357,945    3,914,900         7,705,118
----------------------------------------------------------------------------------------------------------------------
                                           $43,032,335    --         --        $802,820                    $70,303,849
======================================================================================================================

6. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$500,000,000 unsecured bank line of credit agreement with JPMCB. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended September 30, 2006.

7. RISK FACTORS

The fund concentrates its investments in a narrow segment of the total market.
Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

(continued)

------
18

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

8. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2006, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                  $1,618,443,202
================================================================================
Gross tax appreciation of investments                              $274,852,275
--------------------------------------------------------
Gross tax depreciation of investments                                (5,144,397)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments                 $269,707,878
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2006, the fund had currency loss deferrals of $1,002, which represent net foreign currency losses incurred in the five-month period ended
March 31, 2006. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

9. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The FASB issued
Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
(FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact of adopting FIN 48 and FAS 157.

------
19

Real Estate - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------------------------------
                                                                    INVESTOR CLASS
--------------------------------------------------------------------------------------------------------
                                               2006(1)    2006      2005      2004      2003      2002
--------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $29.00    $23.24    $23.09    $15.83    $16.22    $14.00
--------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income (Loss)(2)                0.32      0.53      0.46      0.46      0.59      0.57
------------------------------------------
  Net Realized and Unrealized Gain (Loss)        2.03      8.44      1.79      7.49     (0.44)     2.21
--------------------------------------------------------------------------------------------------------
  Total From Investment Operations               2.35      8.97      2.25      7.95      0.15      2.78
--------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                    (0.31)    (0.49)    (0.46)    (0.54)    (0.54)    (0.56)
------------------------------------------
  From Net Realized Gains                         --      (2.72)    (1.64)    (0.15)      --        --
--------------------------------------------------------------------------------------------------------
  Total Distributions                           (0.31)    (3.21)    (2.10)    (0.69)    (0.54)    (0.56)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $31.04    $29.00    $23.24    $23.09    $15.83    $16.22
========================================================================================================
  TOTAL RETURN(3)                                8.20%    40.65%     9.53%    50.97%     0.93%    20.23%

--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         1.14%(4)     1.15%     1.16%     1.17%     1.18%     1.20%
------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                         2.21%(4)     2.00%     1.88%     2.28%     3.74%     3.83%
------------------------------------------
Portfolio Turnover Rate                            85%      177%      171%      158%      162%      156%
------------------------------------------
Net Assets, End of Period
(in thousands)                              $1,212,432  $986,526  $522,676  $393,604  $134,898  $107,599
--------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
20

Real Estate - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
---------------------------------------------------------------------------------------------------
                                                               INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------
                                             2006(1)    2006      2005     2004     2003     2002
---------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $29.03    $23.25    $23.10   $15.85   $16.23   $14.01
---------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income (Loss)(2)              0.35      0.59      0.44     0.51     0.63     0.59
------------------------------------------
  Net Realized and Unrealized Gain (Loss)      2.02      8.45      1.86     7.47    (0.44)    2.22
---------------------------------------------------------------------------------------------------
  Total From Investment Operations             2.37      9.04      2.30     7.98     0.19     2.81
---------------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                  (0.34)    (0.54)    (0.51)   (0.58)   (0.57)   (0.59)
------------------------------------------
  From Net Realized Gains                       --      (2.72)    (1.64)   (0.15)     --       --
---------------------------------------------------------------------------------------------------
  Total Distributions                         (0.34)    (3.26)    (2.15)   (0.73)   (0.57)   (0.59)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $31.06    $29.03    $23.25   $23.10   $15.85   $16.23
===================================================================================================
  TOTAL RETURN(3)                              8.30%    40.99%     9.74%   51.14%    1.19%   20.45%

---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       0.94%(4)     0.95%     0.96%    0.97%    0.98%    1.00%
------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                       2.41%(4)     2.20%     2.08%    2.48%    3.94%    4.03%
------------------------------------------
Portfolio Turnover Rate                          85%      177%      171%     158%     162%     156%
------------------------------------------
Net Assets, End of Period
(in thousands)                              $277,081  $242,745  $143,183  $82,488  $23,371  $16,305
---------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
21

Real Estate - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
----------------------------------------------------------------------------------------------------
                                                                   ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                              2006(1)    2006      2005     2004     2003     2002
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $29.04    $23.26    $23.11   $15.83   $16.22   $14.00
----------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income (Loss)(2)               0.29      0.46      0.35     0.42     0.55     0.53
------------------------------------------
  Net Realized and Unrealized Gain (Loss)       2.02      8.46      1.84     7.50    (0.44)    2.21
----------------------------------------------------------------------------------------------------
  Total From Investment Operations              2.31      8.92      2.19     7.92     0.11     2.74
----------------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                   (0.28)    (0.42)    (0.40)   (0.49)   (0.50)   (0.52)
------------------------------------------
  From Net Realized Gains                        --      (2.72)    (1.64)   (0.15)     --       --
----------------------------------------------------------------------------------------------------
  Total Distributions                          (0.28)    (3.14)    (2.04)   (0.64)   (0.50)   (0.52)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $31.07    $29.04    $23.26   $23.11   $15.83   $16.22
====================================================================================================
  TOTAL RETURN(3)                               8.02%    40.37%     9.30%   50.66%    0.69%   19.93%

----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        1.39%(4)     1.40%     1.41%    1.42%    1.43%    1.45%
------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                        1.96%(4)     1.75%     1.63%    2.03%    3.49%    3.58%
------------------------------------------
Portfolio Turnover Rate                           85%      177%      171%     158%     162%     156%
------------------------------------------
Net Assets, End of Period
(in thousands)                               $392,131  $331,329  $161,592  $82,471  $19,278  $16,759
----------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
22

Approval of Management Agreement for Real Estate

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century, this process is referred to as the "15(c) Process."
As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information, and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services performed by the advisor, fund performance, audit and compliance information, and a variety of other reports relating to fund operations. The board, or committees of the board, also holds special meetings as needed.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year period, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c)
Providers") concerning Real Estate (the "fund") and the services provided to the fund under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the fund under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

* data comparing the cost of owning the fund to the cost of owning a similar fund;

* data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the fund's board of directors held two regularly scheduled meetings and one special meeting to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee. The board also had the benefit of the advice of its independent counsel throughout the period.

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, the
15(c) Providers, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The

(continued)

------
23

Approval of Management Agreement for Real Estate

Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors'
decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objectives and approved strategies.
In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the fund, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the fund. The Directors also review detailed performance information during the 15(c) Process comparing the fund's performance with that of similar funds not managed by the advisor. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The fund's performance for both the one and three year periods was above the median for its peer group during part of the past year.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors review reports and evaluations

(continued)

------
24

Approval of Management Agreement for Real Estate

of such services at their regular quarterly meetings, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities.
Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, the expenses incurred by the advisor in providing various functions to the fund, and the breakpoint fees of competitive funds not managed by the advisor. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services.

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing

(continued)

------
25

Approval of Management Agreement for Real Estate

and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Directors' analysis of fee levels involves reviewing certain evaluative data compiled by a 15(c) Provider comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group.
The unified fee charged to shareholders of the fund was below the median of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The Directors analyzed this information and concluded that the fees charged and services provided to the fund were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the fund to determine breakpoints in the fund's fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor concluded that the investment management agreement between the fund and the advisor is fair and

(continued)

------
26

Approval of Management Agreement for Real Estate

reasonable in light of the services provided and should be renewed.

As a part of the 15(c) Process, the board of directors also unanimously approved the renewal of the investment subadvisory agreement by which J.P. Morgan
Investment Management, Inc. (the "subadvisor") is engaged to manage the investments of the fund. In approving the subadvisory agreement, the board considered all material factors including the nature, extent, and quality of investment management services provided by the subadvisor to the fund under the agreement. As a part of this review the board evaluated the subadvisor's investment performance and capabilities, as well as its compliance policies, procedures, and regulatory experience. The Directors noted that the management fees paid to the subadvisor under the subadvisory agreement were subject to arm's length negotiation between the advisor and the subadvisor and are paid by the advisor out of its unified fee.

------
27

Share Class Information

Three classes of shares are authorized for sale by the fund: Investor Class,
Institutional Class and Advisor Class. The total expense ratio of Institutional
Class shares is lower than that of Investor Class shares. The total expense ratio of Advisor Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 distribution and service fee. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
28

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's website at americancentury.com and on the Securities and Exchange
Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

(continued)

------
29

Additional Information

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

------
30

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The DOW JONES INDUSTRIAL AVERAGE (DJIA) is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including service-oriented firms. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators.

The DOW JONES WILSHIRE 5000 INDEX measures the performance of all U.S.
headquartered equity securities with readily available price data.

The MORGAN STANLEY CAPITAL INTERNATIONAL US REAL ESTATE INVESTMENT TRUST (MSCI
US REIT) INDEX is a market value-weighted index that tracks the daily stock price performance of equity securities of the most actively traded REITs.

The RUSSELL 2000(reg.sm) INDEX is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------
31

Notes

------
32

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

0611
SH-SAN-51662N

American Century Investment Services, Inc., Distributor

(c)2006 American Century Proprietary Holdings, Inc. All rights reserved.

[front cover]

AMERICAN CENTURY INVESTMENTS
Semiannual Report

September 30, 2006

[insert photo of autumn trees]

NT Large Company Value Fund
NT Mid Cap Value Fund

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
Founder
American Century Companies, Inc.

/s/James E. Stowers III
James E. Stowers III
Chairman of the Board
American Century Companies, Inc.

We are pleased to provide you with the semiannual report for the American
Century NT Large Company and NT Mid Cap Value funds from their inception May 12,
2006 through September 30, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our website,
americancentury.com, where we post quarterly portfolio commentaries, the views of senior investment officers and analysts, and other communications about investments, portfolio strategy, personal finance, and the markets.

In its most recent rankings, Dalbar -- which issues customer satisfaction ratings and rankings based on website functionality -- ranked
americancentury.com fourth out of the sites provided by the top 25 fund companies that it believes lead the industry in web-based technology. Our website earned an "Excellent" rating, Dalbar's highest designation.

For most of 2006, our website has linked visitors to information explaining our strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). This campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count. To learn more about the collaboration and the LAF, please visit americancentury.com or www.lanceface.com on the Web and click on the links to related sites.

With the approach of year end and the 2006 tax season, you can also find out more about December fund distributions and tax information via a link from our website. We've posted December distribution estimates for over 50 funds, answers to frequent distribution questions, and online descriptions of all of the tax information we provide to investors.

If you haven't visited americancentury.com yet, we encourage you to do so...it's there to serve you. And so are we. As always, we deeply appreciate your commitment to American Century Investments.

Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2
   Total Returns  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2

NT LARGE COMPANY VALUE

NT MID CAP VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION
Additional Information. . . . . . . . . . . . . . . . . . . . . . . . . . .25
Index Definitions . . . . . . . . . . . . . . . . . . . . . . . . . . . . .26

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American
Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund.
Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Market Perspective

[photo of Chief Investment Officer]

BY PHIL DAVIDSON, CHIEF INVESTMENT OFFICER, U.S. VALUE EQUITY

MODEST RALLY FOR STOCKS

Cooling energy prices and a pause in Federal Reserve interest rate hikes enabled the major U.S. stock indices to post positive returns from the May 12, 2006, inception date for American Century's NT (No Tobacco) funds to September 30,
2006. In fact, during the final week of September, the Dow Jones Industrial
Average briefly surpassed its all-time closing high, only to fall back. As a result of this late summer rally, the Dow Industrials, the S&P 500 Index, and the Nasdaq Composite all overcame May losses and a sluggish June to post gains.

PLAYING DEFENSE

After enduring a difficult spring, many stock investors played defense during the summer. Seeking companies with more predictable earnings and dividend payouts, they shifted money into utilities and telecommunication service providers, as well as retailers of everyday consumer products. Meanwhile, falling oil prices drove money out of energy stocks, and, with the economy slowing, investors were lukewarm to information technology businesses and cyclical groups like industrials and materials.

SIZE AND QUALITY MATTERED

Within the value realm, large companies had the highest returns for the reporting period, as evidenced by the Russell 1000 Value Index's 5.37% gain. At the other end of the spectrum, the Russell 2000 Value Index, a measure of small-cap companies, was up 1.68% for the period. Medium-sized value companies performed in between as the Russell Midcap Value Index gained 2.88%. On the whole, value shares performed better than growth stocks across the capitalization spectrum.

In addition to size, quality mattered. Merrill Lynch data indicated that a multi-year rally in lower-quality issues reversed course as companies rated B+
or higher by Standard & Poor's significantly outperformed lower-rated businesses, particularly during the third quarter. Historically, market cycles led by sound companies with strong balance sheets have tended to elevate returns of American Century's value funds, which generally seek higher-quality stocks.
While value shares paced the market, few clear value themes emerged. That put the onus on stock-picking ability -- finding attractive value investments, one by one. As "bottom-up" value investors who rely on a disciplined, repeatable process, we're confident that this situation plays to our strength.

--------------------------------------------------------------------------------
TOTAL RETURNS FROM MAY 12, 2006
(FUND INCEPTION) TO SEPTEMBER 30, 2006*
--------------------------------------------------------------------------------
Dow Jones Industrial Average                                  2.62%
--------------------------------------------------------------------------------
S&P 500 Index                                                 4.20%
--------------------------------------------------------------------------------
Nasdaq Composite                                              0.65%
--------------------------------------------------------------------------------
*Total returns for periods less than one year are not annualized.

------
2

NT Large Company Value - Performance

--------------------------------------------------------------------------------
TOTAL RETURNS AS OF SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
                                            SINCE INCEPTION(1)   INCEPTION DATE
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS                                 5.67%           5/12/06
--------------------------------------------------------------------------------
RUSSELL 1000 VALUE INDEX(2)                         5.37%             --
--------------------------------------------------------------------------------
S&P 500 INDEX(2)                                    4.20%             --
--------------------------------------------------------------------------------
(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

NT Large Company Value - Portfolio Commentary

PORTFOLIO MANAGERS: MARK MALLON, CHUCK RITTER, AND BRENDAN HEALY

PERFORMANCE SUMMARY

NT Large Company Value (NTLCV) gained 5.67%* from its inception May 12, 2006, through September 30, 2006, outpacing the 5.37% advance of its benchmark, the
Russell 1000 Value Index. Effective security selection helped the fund outperform the benchmark. The broader market, as measured by the S&P 500 Index, returned 4.20%.

NTLCV is one of nine new NT tracker funds available exclusively in
LIVESTRONG(tm) Portfolios from American Century Investments. NT is an acronym for "No Tobacco." American Century Investments introduced LIVESTRONG Portfolios on May 12, 2006, as part of a strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation (LAF)**.

INVESTORS GRAVITATED TOWARD OUR TYPE OF STOCK

The reporting period started slowly for stocks but finished strong. Uncertainty about inflation, interest rates, and the economy persisted in May and June, dropping the S&P 500 to its 2006-to-date closing low on June 13. However, oil prices eased, inflation fears abated, and the Federal Reserve stopped raising short-term interest rates, triggering a late-summer stock rally.

The market rediscovered the kinds of companies we find appealing. Amid mixed economic signals, investors gravitated toward larger companies with reliable earnings and a history of dividends--exactly what we have been finding attractive.

FINANCIALS: THE TOP CONTRIBUTOR

NTLCV's stake in the financials sector, its largest sector position, made the most significant contribution to total return and performance versus the Russell
1000 Value Index. Diversified financial services firms were the strongest performers, and Bank of America finished among the top-contributing stocks. In mid July, the company reported record second-quarter earnings driven by records for checking account sales and investment-banking income. Capital markets giant
Morgan Stanley also fared well. Furthermore, judicious allocation combined with effective selection made the financials sector a top overall contributor against the benchmark.

--------------------------------------------------------------------------------
TOP TEN HOLDINGS
AS OF SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
                                                      % OF NET ASSETS
                                                       AS OF 9/30/06
--------------------------------------------------------------------------------
Citigroup Inc.                                             4.6%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                          4.5%
--------------------------------------------------------------------------------
Standard and Poor's 500
Depositary Receipt                                         3.6%
--------------------------------------------------------------------------------
Bank of America Corp.                                      3.4%
--------------------------------------------------------------------------------
Freddie Mac                                                2.9%
--------------------------------------------------------------------------------
Chevron Corp.                                              2.9%
--------------------------------------------------------------------------------
Royal Dutch Shell plc ADR                                  2.6%
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                    2.4%
--------------------------------------------------------------------------------
Wells Fargo & Co.                                          2.2%
--------------------------------------------------------------------------------
Pfizer Inc.                                                2.0%
--------------------------------------------------------------------------------
* Total returns for periods less than one year are not annualized.

** American Century Investment Services, Inc., has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name.
   LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit www.livestrong.org.

(continued)

------
4

NT Large Company Value - Portfolio Commentary

HEALTH CARE, TELECOM ADD VALUE

Our stake in the health care sector performed well, aided by superior security selection. Our patience was rewarded when long-time holdings in the pharmaceutical industry, some of which have struggled in the past, became solid performers. Industry leader Pfizer paced gains. Despite the challenges of generic competition and patent expirations, the company's stock rebounded nicely from its July lows on robust earnings reports driven by strength in key drugs such as Lipitor, the largest-selling medicine in the world.

Holdings in the telecommunications services sector represented additional sources of strength, particularly among diversified telecom firms. AT&T was one noteworthy name. Midway through the period, the company announced strong second-quarter earnings driven by success from the merger of AT&T and SBC
Communications and increased contributions from Cingular Wireless. The share price jumped sharply and climbed for the remainder of the period, finishing as the portfolio's top-contributing stock.

MINOR SETBACKS

On the downside, the industrials sector represented the largest absolute shortfall during the quarter, though it detracted only modestly. Stock selection worked against us in this area, particularly in the machinery industry. Exposure to Ingersoll-Rand -- present in the portfolio but not the bench-mark -- dampened performance. This company saw its stock decline following an analyst's downgrade based on lowered expectations for profit growth in the months ahead.

PORTFOLIO OBJECTIVES

NTLCV seeks long-term capital appreciation, with income as a secondary objective. We seek to fulfill the fund's investment objectives by looking for large, well-established, fundamentally sound businesses, where, because of transitory issues, the stocks are selling at prices we believe are below fair market value. We attempt to purchase these stocks and hold them until the price has reached a level we believe more accurately reflects fair value. Under normal market conditions, the fund will have at least 80% of its assets in stocks of large-cap companies comprising the Russell 1000 Index.

--------------------------------------------------------------------------------
TOP FIVE INDUSTRIES
AS OF SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
                                                      % OF NET ASSETS
                                                       AS OF 9/30/06
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                12.5%
--------------------------------------------------------------------------------
Diversified Financial Services                             10.5%
--------------------------------------------------------------------------------
Pharmaceuticals                                             7.0%
--------------------------------------------------------------------------------
Commercial Banks                                            6.4%
--------------------------------------------------------------------------------
Insurance                                                   5.6%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                      % OF NET ASSETS
                                                       AS OF 9/30/06
--------------------------------------------------------------------------------
Common Stocks                                               95.0%
--------------------------------------------------------------------------------
Temporary Cash Investments                                   5.3%
--------------------------------------------------------------------------------
Other Assets and Liabilities                               (0.3)%
--------------------------------------------------------------------------------

------
5

NT Large Company Value - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCKS - 95.0%
AEROSPACE & DEFENSE - 0.8%
--------------------------------------------------------------------------------
       7,300  Northrop Grumman Corp.                             $     496,911
--------------------------------------------------------------------------------
AUTO COMPONENTS - 0.2%
--------------------------------------------------------------------------------
       5,200  Lear Corporation                                         107,640
--------------------------------------------------------------------------------
BEVERAGES - 1.8%
--------------------------------------------------------------------------------
      13,700  Coca-Cola Company (The)                                  612,116
--------------------------------------------------------------------------------
      12,400  Pepsi Bottling Group Inc.                                440,200
--------------------------------------------------------------------------------
                                                                     1,052,316
--------------------------------------------------------------------------------
CAPITAL MARKETS - 3.9%
--------------------------------------------------------------------------------
      15,400  Bank of New York Co., Inc. (The)                         543,004
--------------------------------------------------------------------------------
      11,100  Merrill Lynch & Co., Inc.                                868,242
--------------------------------------------------------------------------------
      12,600  Morgan Stanley                                           918,666
--------------------------------------------------------------------------------
                                                                     2,329,912
--------------------------------------------------------------------------------
CHEMICALS - 2.0%
--------------------------------------------------------------------------------
      12,300  du Pont (E.I.) de Nemours & Co.                          526,932
--------------------------------------------------------------------------------
      10,000  PPG Industries, Inc.                                     670,800
--------------------------------------------------------------------------------
                                                                     1,197,732
--------------------------------------------------------------------------------
COMMERCIAL BANKS - 6.4%
--------------------------------------------------------------------------------
       8,700  National City Corp.                                      318,420
--------------------------------------------------------------------------------
       5,600  PNC Financial Services Group                             405,664
--------------------------------------------------------------------------------
      24,500  U.S. Bancorp                                             813,890
--------------------------------------------------------------------------------
      17,400  Wachovia Corp.                                           970,920
--------------------------------------------------------------------------------
      35,300  Wells Fargo & Co.                                      1,277,154
--------------------------------------------------------------------------------
                                                                     3,786,048
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 1.1%
--------------------------------------------------------------------------------
       9,600  R.R. Donnelley & Sons Company                            316,416
--------------------------------------------------------------------------------
       9,000  Waste Management, Inc.                                   330,120
--------------------------------------------------------------------------------
                                                                       646,536
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 1.4%
--------------------------------------------------------------------------------
      22,400  Hewlett-Packard Co.                                      821,856
--------------------------------------------------------------------------------
DIVERSIFIED - 3.6%
--------------------------------------------------------------------------------
      16,100  Standard and Poor's 500
              Depositary Receipt                                     2,149,833
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES - 0.4%
--------------------------------------------------------------------------------
      10,800  H & R Block, Inc.                                        234,792
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 10.5%
--------------------------------------------------------------------------------
      37,700  Bank of America Corp.                                  2,019,589
--------------------------------------------------------------------------------
      54,700  Citigroup Inc.                                         2,716,949
--------------------------------------------------------------------------------
      30,600  J.P. Morgan Chase & Co.                                1,436,976
--------------------------------------------------------------------------------
                                                                     6,173,514
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 4.5%
--------------------------------------------------------------------------------
      34,100  AT&T Inc.                                              1,110,296
--------------------------------------------------------------------------------
      17,400  BellSouth Corp.                                          743,850
--------------------------------------------------------------------------------
      22,100  Verizon Communications Inc.                              820,573
--------------------------------------------------------------------------------
                                                                     2,674,719
--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 2.6%
--------------------------------------------------------------------------------
      13,900  Exelon Corporation                                 $     841,506
--------------------------------------------------------------------------------
      20,400  PPL Corporation                                          671,160
--------------------------------------------------------------------------------
                                                                     1,512,666
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING - 2.0%
--------------------------------------------------------------------------------
      26,600  Kroger Co. (The)                                         615,524
--------------------------------------------------------------------------------
      11,700  Wal-Mart Stores, Inc.                                    577,044
--------------------------------------------------------------------------------
                                                                     1,192,568
--------------------------------------------------------------------------------
FOOD PRODUCTS - 1.5%
--------------------------------------------------------------------------------
      16,300  Sara Lee Corp.                                           261,941
--------------------------------------------------------------------------------
      26,600  Unilever N.V. New York Shares                            652,764
--------------------------------------------------------------------------------
                                                                       914,705
--------------------------------------------------------------------------------
HEALTH CARE
PROVIDERS & SERVICES - 0.2%
--------------------------------------------------------------------------------
       2,600  HCA Inc.                                                 129,714
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 1.2%
--------------------------------------------------------------------------------
      18,300  McDonald's Corporation                                   715,896
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 0.7%
--------------------------------------------------------------------------------
      13,800  Newell Rubbermaid Inc.                                   390,816
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 2.5%
--------------------------------------------------------------------------------
      22,800  General Electric Co.                                     804,840
--------------------------------------------------------------------------------
      24,500  Tyco International Ltd.                                  685,755
--------------------------------------------------------------------------------
                                                                     1,490,595
--------------------------------------------------------------------------------
INSURANCE - 5.6%
--------------------------------------------------------------------------------
      13,400  Allstate Corp.                                           840,582
--------------------------------------------------------------------------------
      15,000  American International
              Group, Inc.                                              993,900
--------------------------------------------------------------------------------
       8,000  Hartford Financial Services
              Group Inc. (The)                                         694,000
--------------------------------------------------------------------------------
      11,800  Marsh & McLennan
              Companies, Inc.                                          332,170
--------------------------------------------------------------------------------
       6,600  Torchmark Corp.                                          416,526
--------------------------------------------------------------------------------
                                                                     3,277,178
--------------------------------------------------------------------------------
IT SERVICES - 1.8%
--------------------------------------------------------------------------------
       7,000  Fiserv, Inc.(1)                                          329,630
--------------------------------------------------------------------------------
       8,900  International Business
              Machines Corp.                                           729,266
--------------------------------------------------------------------------------
                                                                     1,058,896
--------------------------------------------------------------------------------
MACHINERY - 2.8%
--------------------------------------------------------------------------------
       4,700  Deere & Co.                                              394,377
--------------------------------------------------------------------------------
       8,400  Dover Corp.                                              398,496
--------------------------------------------------------------------------------
      12,300  Ingersoll-Rand Company Cl A                              467,154
--------------------------------------------------------------------------------
       4,900  Parker-Hannifin Corp.                                    380,877
--------------------------------------------------------------------------------
                                                                     1,640,904
--------------------------------------------------------------------------------
MEDIA - 3.5%
--------------------------------------------------------------------------------
      12,500  Gannett Co., Inc.                                        710,375
--------------------------------------------------------------------------------
      56,800  Time Warner Inc.                                       1,035,464
--------------------------------------------------------------------------------
       9,400  Viacom Inc. Cl B                                         349,492
--------------------------------------------------------------------------------
                                                                     2,095,331
--------------------------------------------------------------------------------
See Notes to Financial Statements.

(continued)

------
6

NT Large Company Value - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------
METALS & MINING - 0.4%
--------------------------------------------------------------------------------
       4,500  Nucor Corp.                                        $     222,705
--------------------------------------------------------------------------------
MULTI-UTILITIES - 0.5%
--------------------------------------------------------------------------------
      13,700  NiSource Inc.                                            297,838
--------------------------------------------------------------------------------
MULTILINE RETAIL - 0.6%
--------------------------------------------------------------------------------
      25,300  Dollar General Corp.                                     344,839
--------------------------------------------------------------------------------
OFFICE ELECTRONICS - 0.7%
--------------------------------------------------------------------------------
      25,200  Xerox Corp.(1)                                           392,112
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 12.5%
--------------------------------------------------------------------------------
       4,100  Anadarko Petroleum Corp.                                 179,703
--------------------------------------------------------------------------------
      26,100  Chevron Corp.                                          1,692,846
--------------------------------------------------------------------------------
      18,000  ConocoPhillips                                         1,071,540
--------------------------------------------------------------------------------
       2,900  Devon Energy Corporation                                 183,135
--------------------------------------------------------------------------------
      40,000  Exxon Mobil Corp.                                      2,684,000
--------------------------------------------------------------------------------
      23,600  Royal Dutch Shell plc ADR                              1,559,960
--------------------------------------------------------------------------------
                                                                     7,371,184
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 1.1%
--------------------------------------------------------------------------------
      11,400  Weyerhaeuser Co.                                         701,442
--------------------------------------------------------------------------------
PHARMACEUTICALS - 7.0%
--------------------------------------------------------------------------------
      17,200  Abbott Laboratories                                      835,232
--------------------------------------------------------------------------------
      13,200  Johnson & Johnson                                        857,208
--------------------------------------------------------------------------------
       9,700  Merck & Co., Inc.                                        406,430
--------------------------------------------------------------------------------
      42,200  Pfizer Inc.                                            1,196,792
--------------------------------------------------------------------------------
      16,200  Wyeth                                                    823,608
--------------------------------------------------------------------------------
                                                                     4,119,270
--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 0.8%
--------------------------------------------------------------------------------
      21,700  Intel Corp.                                              446,369
--------------------------------------------------------------------------------
SOFTWARE - 2.3%
--------------------------------------------------------------------------------
      36,000  Microsoft Corporation                                    983,880
--------------------------------------------------------------------------------
      21,500  Oracle Corp.(1)                                          381,410
--------------------------------------------------------------------------------
                                                                     1,365,290
--------------------------------------------------------------------------------
SPECIALTY RETAIL - 1.2%
--------------------------------------------------------------------------------
      18,300  Gap, Inc. (The)                                          346,785
--------------------------------------------------------------------------------
      10,300  Home Depot, Inc. (The)                                   373,581
--------------------------------------------------------------------------------
                                                                       720,366
--------------------------------------------------------------------------------
Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS - 1.4%
--------------------------------------------------------------------------------
      10,900  Liz Claiborne, Inc.                                $     430,659
--------------------------------------------------------------------------------
       5,300  VF Corp.                                                 386,635
--------------------------------------------------------------------------------
                                                                       817,294
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 4.7%
--------------------------------------------------------------------------------
      26,000  Freddie Mac                                            1,724,580
--------------------------------------------------------------------------------
       4,900  MGIC Investment Corp.                                    293,853
--------------------------------------------------------------------------------
      16,900  Washington Mutual, Inc.                                  734,643
--------------------------------------------------------------------------------
                                                                     2,753,076
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.8%
--------------------------------------------------------------------------------
      28,200  Sprint Nextel Corp.                                      483,630
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $53,395,375)                                                  56,126,493
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 5.3%
  $3,100,000  FHLB Discount Notes,
              4.75%, 10/2/06(2)
(Cost $3,099,591)                                                    3,100,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 100.3%
(Cost $56,494,966)                                                  59,226,493
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - (0.3)%                                (195,816)
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                         $ 59,030,677
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FHLB = Federal Home Loan Bank
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
7

NT Mid Cap Value - Performance

--------------------------------------------------------------------------------
TOTAL RETURNS AS OF SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
                                            SINCE INCEPTION(1)   INCEPTION DATE
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS                               2.97%             5/12/06
--------------------------------------------------------------------------------
RUSSELL MIDCAP VALUE INDEX(2)                     2.88%               --
--------------------------------------------------------------------------------
(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
8

NT Mid Cap Value - Portfolio Commentary

PORTFOLIO MANAGERS: SCOTT MOORE, MICHAEL LISS, AND PHIL DAVIDSON

PERFORMANCE SUMMARY

NT Mid Cap Value gained 2.97%* from its inception on May 12, 2006, through
September 30, 2006, outperforming its benchmark, the Russell Midcap Value Index, which was up 2.88%. The median return for Morningstar's Mid Cap Value category was -0.76%.

This portfolio is one of nine new NT tracker funds available exclusively in
LIVESTRONG(tm) Portfolios from American Century Investments. NT is an acronym for "No Tobacco." American Century Investments introduced LIVESTRONG Portfolios on May 12, 2006, as part of a strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation (LAF)**.

UTILITIES LED PORTFOLIO

Investments in utilities represented the portfolio's largest source of performance. Our holdings were led by multi-utility XCEL Energy Inc., an electricity and natural gas energy company that operates in eight western and
Midwestern states. XCEL posted strong second-quarter results, enhanced by rate increases and sales growth. We were also rewarded for owning Northeast
Utilities, which provides electricity and natural gas to customers in
Connecticut, Massachusetts and New Hampshire. Northeast is in the midst of a large upgrade of transmission plant and equipment, which should increase its earnings power.

CONSUMER STAPLES, FINANCIALS ADDED VALUE

Investments in providers of everyday consumer products provided another boost for NT Mid Cap Value. Our top-contributing securities included Kimberly-Clark
Corp. and H.J. Heinz Co. Kimberly-Clark, one of the world's largest makers of personal-care paper products, benefited from price increases, cost structure rationalization and a stabilization of key commodity prices. Heinz's shares were driven higher by the shareholder activist activities of investor Nelson Peltz.
Peltz's push to gain several seats on the food company's board of directors forced management to respond with a plan to cut costs and invest behind the company's portfolio of brands. In the beverage realm, Coca-Cola Enterprises
Inc., the world's largest bottler of Coca-Cola beverages, added to our results, aided by a rollout of new products to

--------------------------------------------------------------------------------
TOP TEN HOLDINGS
AS OF SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
                                                       % OF NET ASSETS
                                                        AS OF 9/30/06
--------------------------------------------------------------------------------
Equitable Resources Inc.                                    3.8%
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                                        3.3%
--------------------------------------------------------------------------------
Beckman Coulter, Inc.                                       2.6%
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                        2.4%
--------------------------------------------------------------------------------
Symmetry Medical Inc.                                       2.3%
--------------------------------------------------------------------------------
H.J. Heinz Co.                                              2.3%
--------------------------------------------------------------------------------
Fifth Third Bancorp                                         2.2%
--------------------------------------------------------------------------------
HCA Inc.                                                    2.1%
--------------------------------------------------------------------------------
Dollar General Corp.                                        2.0%
--------------------------------------------------------------------------------
AptarGroup, Inc.                                            2.0%
--------------------------------------------------------------------------------

* Total returns for periods less than one year are not annualized.

** American Century Investment Services, Inc., has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name.
   LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit www.livestrong.org.

(continued)

------
9

NT Mid Cap Value - Portfolio Commentary

stimulate sales during the peak summer selling season.

In financials, we benefited from owning Horace Mann Educators Corp., a full-line insurance company that concentrates on educators and their families. The company posted strong second-quarter earnings on increased property and casualty underwriting. Freddie Mac was another contributor. The mortgage industry stock rebounded after being beset by a delay in reporting its 2005 results and the prospect of increased regulation of government-sponsored enterprises.

CONSUMER DISCRETIONARY STOCKS DETRACTED

Consumer discretionary stocks detracted from our results. For example, in retailing, discounter Dollar General Corp. found its profits squeezed by markdowns, higher shrink (loss from theft) and gasoline prices that both raised transportation costs and slowed spending by consumers. We continue to hold the position. Our position in Valassis Communications Inc. also performed below expectations. Valassis is a marketing services company that produces advertising inserts for newspapers. In July, Valassis sought to acquire ADVO Inc., a major direct mail services company. After reviewing the terms of the transaction, it was our opinion that the acquisition would have a dilutive effect on Valassis'
shares. We eliminated the holding.

PORTFOLIO OBJECTIVES

NT Mid Cap Value seeks long-term capital growth with potential for income. We attempt to fulfill the portfolio's objectives by looking for medium-sized, fundamentally sound businesses whose shares appear to be selling below fair market value.

--------------------------------------------------------------------------------
TOP FIVE INDUSTRIES
AS OF SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
                                                        % OF NET ASSETS
                                                         AS OF 9/30/06
--------------------------------------------------------------------------------
Food Products                                                6.5%
--------------------------------------------------------------------------------
Commercial Banks                                             6.3%
--------------------------------------------------------------------------------
Chemicals                                                    5.9%
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                             5.9%
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                  5.3%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                                        % OF NET ASSETS
                                                         AS OF 9/30/06
--------------------------------------------------------------------------------
Common Stocks                                               94.5%
--------------------------------------------------------------------------------
Temporary Cash Investments                                   5.4%
--------------------------------------------------------------------------------
Other Assets and Liabilities                                 0.1%
--------------------------------------------------------------------------------

------
10

NT Mid Cap Value - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCKS - 94.5%
AEROSPACE & DEFENSE - 1.2%
--------------------------------------------------------------------------------
       5,468  Honeywell International Inc.                         $   223,641
------------------------------------------------------------------------------
       1,442  Northrop Grumman Corp.                                    98,157
------------------------------------------------------------------------------
                                                                       321,798
------------------------------------------------------------------------------
AUTOMOBILES - 0.2%
--------------------------------------------------------------------------------
       1,357  Winnebago Industries                                      42,583
--------------------------------------------------------------------------------
BEVERAGES - 2.4%
--------------------------------------------------------------------------------
       6,504  Anheuser-Busch Companies, Inc.                           309,005
--------------------------------------------------------------------------------
      15,563  Coca-Cola Enterprises Inc.                               324,177
--------------------------------------------------------------------------------
                                                                       633,182
--------------------------------------------------------------------------------
BUILDING PRODUCTS - 0.9%
--------------------------------------------------------------------------------
       8,756  Masco Corp.                                              240,090
--------------------------------------------------------------------------------
CAPITAL MARKETS - 0.1%
--------------------------------------------------------------------------------
         499  Nuveen Investments Inc. Cl A                              25,564
--------------------------------------------------------------------------------
CHEMICALS - 5.9%
--------------------------------------------------------------------------------
       1,658  Air Products & Chemicals, Inc.                           110,041
--------------------------------------------------------------------------------
       5,300  du Pont (E.I.) de Nemours & Co.                          227,052
--------------------------------------------------------------------------------
       2,450  Ferro Corp.                                               43,561
--------------------------------------------------------------------------------
      12,242  International Flavors
              & Fragrances Inc.                                        484,049
--------------------------------------------------------------------------------
       9,070  Minerals Technologies Inc.                               484,339
--------------------------------------------------------------------------------
       5,260  Nalco Holding Co.(1)                                      97,415
--------------------------------------------------------------------------------
       6,290  Olin Corp.                                                96,614
--------------------------------------------------------------------------------
                                                                     1,543,071
--------------------------------------------------------------------------------
COMMERCIAL BANKS - 6.3%
--------------------------------------------------------------------------------
       5,152  BB&T Corporation                                         225,555
--------------------------------------------------------------------------------
      15,194  Fifth Third Bancorp                                      578,588
--------------------------------------------------------------------------------
       3,776  South Financial Group Inc. (The)                          98,289
--------------------------------------------------------------------------------
       8,214  SunTrust Banks, Inc.                                     634,777
--------------------------------------------------------------------------------
       1,223  Zions Bancorporation                                      97,608
--------------------------------------------------------------------------------
                                                                     1,634,817
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 3.8%
--------------------------------------------------------------------------------
      13,099  ARAMARK Corp. Cl B                                       430,433
--------------------------------------------------------------------------------
       4,507  Pitney Bowes, Inc.                                       199,976
--------------------------------------------------------------------------------
       8,862  Republic Services, Inc. Cl A                             356,341
--------------------------------------------------------------------------------
                                                                       986,750
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 0.5%
--------------------------------------------------------------------------------
       3,243  Diebold, Inc.                                            141,168
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 2.9%
--------------------------------------------------------------------------------
      10,121  AptarGroup, Inc.                                         514,956
--------------------------------------------------------------------------------
       6,894  Bemis Co., Inc.                                          226,537
--------------------------------------------------------------------------------
                                                                       741,493
--------------------------------------------------------------------------------
DISTRIBUTORS - 1.0%
--------------------------------------------------------------------------------
       5,725  Genuine Parts Company                                    246,919
--------------------------------------------------------------------------------
DIVERSIFIED - 1.8%
--------------------------------------------------------------------------------
       6,347  iShares S&P MidCap 400 Index Fund                        478,120
--------------------------------------------------------------------------------
Shares                                                               Value
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.1%
--------------------------------------------------------------------------------
       6,620  Commonwealth Telephone
              Enterprises, Inc.                                    $   272,943
--------------------------------------------------------------------------------
      14,239  Iowa Telecommunications
              Services Inc.                                            281,789
--------------------------------------------------------------------------------
                                                                       554,732
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.2%
--------------------------------------------------------------------------------
       2,047  Empire District Electric Co.                              45,812
--------------------------------------------------------------------------------
       7,319  Northeast Utilities                                      170,313
--------------------------------------------------------------------------------
       4,053  Westar Energy Inc.                                        95,286
--------------------------------------------------------------------------------
                                                                       311,411
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.9%
--------------------------------------------------------------------------------
       7,061  Hubbell Inc. Cl A                                        314,920
--------------------------------------------------------------------------------
       3,562  Hubbell Inc. Cl B                                        170,620
--------------------------------------------------------------------------------
                                                                       485,540
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT
& INSTRUMENTS - 0.7%
--------------------------------------------------------------------------------
       9,953  CPI International Inc.(1)                                131,081
--------------------------------------------------------------------------------
       4,473  Vishay Intertechnology, Inc.(1)                           62,801
--------------------------------------------------------------------------------
                                                                       193,882
--------------------------------------------------------------------------------
FOOD PRODUCTS - 6.5%
--------------------------------------------------------------------------------
       8,102  ConAgra Foods, Inc.                                      198,337
--------------------------------------------------------------------------------
      26,977  Diamond Foods Inc.                                       386,041
--------------------------------------------------------------------------------
       4,487  General Mills, Inc.                                      253,964
--------------------------------------------------------------------------------
      13,950  H.J. Heinz Co.                                           584,924
--------------------------------------------------------------------------------
      11,249  Unilever N.V. New York Shares                            276,050
--------------------------------------------------------------------------------
                                                                     1,699,316
--------------------------------------------------------------------------------
GAS UTILITIES - 1.9%
--------------------------------------------------------------------------------
       2,704  AGL Resources Inc.                                        98,696
--------------------------------------------------------------------------------
      13,025  WGL Holdings Inc.                                        408,204
--------------------------------------------------------------------------------
                                                                       506,900
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.9%
--------------------------------------------------------------------------------
      11,665  Beckman Coulter, Inc.                                    671,437
--------------------------------------------------------------------------------
       8,561  National Dentex Corp.(1)                                 168,224
--------------------------------------------------------------------------------
       4,058  Steris Corp.                                              97,635
--------------------------------------------------------------------------------
      38,764  Symmetry Medical Inc.(1)                                 584,949
--------------------------------------------------------------------------------
                                                                     1,522,245
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 2.9%
--------------------------------------------------------------------------------
       6,425  Apria Healthcare Group Inc.(1)                           126,830
--------------------------------------------------------------------------------
      10,742  HCA Inc.                                                 535,917
--------------------------------------------------------------------------------
       1,406  Universal Health Services, Inc. Cl B                      84,262
--------------------------------------------------------------------------------
                                                                       747,009
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 4.6%
--------------------------------------------------------------------------------
       9,332  International Speedway Corp.                             465,107
--------------------------------------------------------------------------------
       9,947  OSI Restaurant Partners, Inc.                            315,419
--------------------------------------------------------------------------------
      11,164  Speedway Motorsports Inc.                                406,481
--------------------------------------------------------------------------------
                                                                     1,187,007
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 0.3%
--------------------------------------------------------------------------------
         998  Hunter Douglas N.V. ORD                                   69,994
--------------------------------------------------------------------------------

See Notes to Financial Statements.

(continued)

------
11

NT Mid Cap Value - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 4.0%
--------------------------------------------------------------------------------
       2,691  Clorox Company                                       $   169,533
--------------------------------------------------------------------------------
      13,311  Kimberly-Clark Corp.                                     870,007
--------------------------------------------------------------------------------
                                                                     1,039,540
--------------------------------------------------------------------------------
INSURANCE - 5.0%
--------------------------------------------------------------------------------
       1,502  Allstate Corp.                                            94,220
--------------------------------------------------------------------------------
       1,194  Ambac Financial Group, Inc.                               98,804
--------------------------------------------------------------------------------
       3,612  Aspen Insurance Holdings Ltd.                             93,298
--------------------------------------------------------------------------------
       2,880  Chubb Corp.                                              149,645
--------------------------------------------------------------------------------
       2,800  Genworth Financial Inc. Cl A                              98,028
--------------------------------------------------------------------------------
       1,709  Hartford Financial
              Services Group Inc. (The)                                148,256
--------------------------------------------------------------------------------
       5,068  Horace Mann Educators Corp.                               97,458
--------------------------------------------------------------------------------
      12,116  Marsh & McLennan Companies, Inc.                         341,065
--------------------------------------------------------------------------------
      12,759  RAM Holdings Ltd.(1)                                     165,867
--------------------------------------------------------------------------------
                                                                     1,286,641
--------------------------------------------------------------------------------
IT SERVICES - 1.2%
--------------------------------------------------------------------------------
         660  Accenture Ltd. Cl A                                       20,929
--------------------------------------------------------------------------------
       1,942  DST Systems, Inc.(1)                                     119,763
--------------------------------------------------------------------------------
      13,333  NCI Inc. Cl A(1)                                         159,862
--------------------------------------------------------------------------------
                                                                       300,554
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS - 2.0%
--------------------------------------------------------------------------------
      11,200  Arctic Cat Inc.                                          185,920
--------------------------------------------------------------------------------
      14,895  Hasbro, Inc.                                             338,861
--------------------------------------------------------------------------------
                                                                       524,781
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES - 0.3%
--------------------------------------------------------------------------------
       3,201  PRA International(1)                                      85,435
--------------------------------------------------------------------------------
MACHINERY - 0.4%
--------------------------------------------------------------------------------
       2,657  Kaydon Corporation                                        98,362
--------------------------------------------------------------------------------
MEDIA - 0.1%
--------------------------------------------------------------------------------
         957  Dow Jones & Co., Inc.                                     32,098
--------------------------------------------------------------------------------
METALS & MINING - 1.2%
--------------------------------------------------------------------------------
       6,191  Compass Minerals International Inc.                      175,267
--------------------------------------------------------------------------------
       2,941  Newmont Mining Corporation                               125,728
--------------------------------------------------------------------------------
                                                                       300,995
--------------------------------------------------------------------------------
MULTI-UTILITIES - 4.7%
--------------------------------------------------------------------------------
       4,695  Ameren Corp.                                             247,849
--------------------------------------------------------------------------------
       3,223  Consolidated Edison, Inc.                                148,903
--------------------------------------------------------------------------------
      10,974  Puget Energy Inc.                                        249,439
--------------------------------------------------------------------------------
       4,070  Wisconsin Energy Corp.                                   175,580
--------------------------------------------------------------------------------
      19,204  XCEL Energy Inc.                                         396,562
--------------------------------------------------------------------------------
                                                                     1,218,333
--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
MULTILINE RETAIL - 2.0%
--------------------------------------------------------------------------------
      39,024  Dollar General Corp.                                 $   531,897
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 5.3%
--------------------------------------------------------------------------------
      28,130  Equitable Resources Inc.                                 983,988
--------------------------------------------------------------------------------
       8,155  Murphy Oil Corp.                                         387,770
--------------------------------------------------------------------------------
                                                                     1,371,758
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 1.5%
--------------------------------------------------------------------------------
      11,556  MeadWestvaco Corp.                                       306,350
--------------------------------------------------------------------------------
       1,470  Weyerhaeuser Co.                                          90,449
--------------------------------------------------------------------------------
                                                                       396,799
--------------------------------------------------------------------------------
PHARMACEUTICALS - 1.2%
--------------------------------------------------------------------------------
      11,915  Watson Pharmaceuticals, Inc.(1)                          311,816
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 1.4%
--------------------------------------------------------------------------------
       7,200  Annaly Capital Management Inc.                            94,608
--------------------------------------------------------------------------------
       8,160  Education Realty Trust, Inc.                             120,442
--------------------------------------------------------------------------------
       3,985  Rayonier, Inc.                                           150,633
--------------------------------------------------------------------------------
                                                                       365,683
--------------------------------------------------------------------------------
ROAD & RAIL - 0.5%
--------------------------------------------------------------------------------
       7,537  Heartland Express, Inc.                                  118,180
--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.2%
--------------------------------------------------------------------------------
       6,680  Applied Materials, Inc.                                  118,437
--------------------------------------------------------------------------------
       1,922  KLA-Tencor Corp.                                          85,471
--------------------------------------------------------------------------------
       8,783  Teradyne, Inc.(1)                                        115,584
--------------------------------------------------------------------------------
                                                                       319,492
--------------------------------------------------------------------------------
SOFTWARE - 0.6%
--------------------------------------------------------------------------------
       7,475  Synopsys, Inc.(1)                                        147,407
--------------------------------------------------------------------------------
SPECIALTY RETAIL - 0.6%
--------------------------------------------------------------------------------
       4,993  Gap, Inc. (The)                                           94,617
--------------------------------------------------------------------------------
       2,367  Lowe's Companies, Inc.                                    66,418
--------------------------------------------------------------------------------
                                                                       161,035
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
--------------------------------------------------------------------------------
       2,485  Liz Claiborne, Inc.                                       98,182
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 5.2%
--------------------------------------------------------------------------------
       5,557  Fannie Mae                                               310,692
--------------------------------------------------------------------------------
       6,579  Freddie Mac                                              436,385
--------------------------------------------------------------------------------
       7,672  MGIC Investment Corp.                                    460,090
--------------------------------------------------------------------------------
       6,603  Washington Federal, Inc.                                 148,171
--------------------------------------------------------------------------------
                                                                     1,355,338
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS - 0.7%
--------------------------------------------------------------------------------
       2,566  Grainger (W.W.), Inc.                                    171,973
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $23,839,035)                                                  24,549,890
--------------------------------------------------------------------------------

See Notes to Financial Statements.

(continued)

------
12

NT Mid Cap Value - Schedule of Investments

SEPTEMBER 30, 2006 (UNAUDITED)

Principal Amount                                                   Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 5.4%
  $1,400,000  FHLB Discount Notes,
              4.75%, 10/2/06(2)
(Cost $1,399,815)                                                $   1,400,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.9%
(Cost $25,238,850)                                                  25,949,890
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 0.1%                                     37,034
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                         $ 25,986,924
================================================================================
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
    Contracts to Sell      Settlement Date      Value     Unrealized Gain (Loss)
--------------------------------------------------------------------------------
  203,354  Euro for USD        10/31/06       $258,322             $407
                                              ==================================
(Value on Settlement Date $258,729)

NOTES TO SCHEDULE OF INVESTMENTS
FHLB = Federal Home Loan Bank
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
13

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006
(except as noted).

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
14

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                        BEGINNING        ENDING     DURING PERIOD(1)  ANNUALIZED
                      ACCOUNT VALUE  ACCOUNT VALUE    4/1/06 --        EXPENSE
                         4/1/06         9/30/06         9/30/06        RATIO(1)
--------------------------------------------------------------------------------
NT LARGE COMPANY VALUE -- INSTITUTIONAL CLASS SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
 Actual                   $1,000       $1,056.70(2)     $2.50(3)        0.63%
--------------------------------------------------------------------------------
 Hypothetical             $1,000       $1,021.91(4)     $3.19(4)        0.63%
--------------------------------------------------------------------------------
NT MID CAP VALUE -- INSTITUTIONAL CLASS SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
 Actual                   $1,000       $1,029.70(2)     $3.14(3)        0.80%
--------------------------------------------------------------------------------
 Hypothetical             $1,000       $1,021.06(4)     $4.05(4)        0.80%
--------------------------------------------------------------------------------
(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) Ending account value based on actual return from May 12, 2006 (fund inception) through September 30, 2006.

(3) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 141, the number of days in the period from May 12, 2006 (fund inception) through September 30, 2006, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4) Ending account value and expenses paid during period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

------
15

Statement of Assets and Liabilities

SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                      NT LARGE       NT MID
                                                    COMPANY VALUE  CAP VALUE
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of
$56,494,966 and $25,238,850, respectively)          $59,226,493    $25,949,890
--------------------------------------------------
Cash                                                    123,037         92,208
--------------------------------------------------
Receivable for investments sold                              --        334,798
--------------------------------------------------
Receivable for forward foreign
currency exchange contracts                                  --            407
--------------------------------------------------
Dividends and interest receivable                        56,107         43,431
--------------------------------------------------------------------------------
                                                     59,405,637     26,420,734
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                       345,567        417,317
--------------------------------------------------
Accrued management fees                                  29,393         16,493
--------------------------------------------------------------------------------
                                                        374,960        433,810
--------------------------------------------------------------------------------
NET ASSETS                                          $59,030,677    $25,986,924
================================================================================
INSTITUTIONAL CLASS CAPITAL SHARES, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Authorized                                          100,000,000    100,000,000
================================================================================
Outstanding                                           5,620,316      2,535,997
================================================================================
NET ASSET VALUE PER SHARE                                $10.50         $10.25
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)             $56,266,785    $25,308,608
--------------------------------------------------
Undistributed net investment income                      36,234         33,057
--------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                       (3,869)       (66,185)
--------------------------------------------------
Net unrealized appreciation on investments
and translation of assets
and liabilities in foreign currencies                 2,731,527        711,444
--------------------------------------------------------------------------------
                                                    $59,030,677    $25,986,924
================================================================================

See Notes to Financial Statements.

------
16

Statement of Operations

PERIOD ENDED SEPTEMBER 30, 2006 (UNAUDITED)(1)
--------------------------------------------------------------------------------
                                                      NT LARGE       NT MID
                                                    COMPANY VALUE  CAP VALUE
--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------
Dividends (net of foreign taxes withheld of
$1,987 and $457, respectively)                      $   447,488       $194,989
--------------------------------------------------
Interest                                                 50,520         16,622
--------------------------------------------------------------------------------
                                                        498,008        211,611
--------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------
Management fees                                         122,719         68,849
--------------------------------------------------
Directors' fees and expenses                                224            100
--------------------------------------------------
Other expenses                                               --             65
--------------------------------------------------------------------------------
                                                        122,943         69,014
--------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                            375,065        142,597
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------
Net realized gain (loss) on investment and
foreign currency transactions                           (3,869)        (66,185)
--------------------------------------------------
Change in net unrealized appreciation
(depreciation) on investments and
translation of assets and liabilities
in foreign currencies                                 2,731,527         711,44
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)               2,727,658        645,259
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                            $3,102,723       $787,856
================================================================================
(1) May 12, 2006 (fund inception) through September 30, 2006.

See Notes to Financial Statements.

------
17

Statement of Changes in Net Assets

PERIOD ENDED SEPTEMBER 30, 2006 (UNAUDITED)(1)
--------------------------------------------------------------------------------
                                                      NT LARGE       NT MID
INCREASE (DECREASE) IN NET ASSETS                   COMPANY VALUE   CAP VALUE
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)                        $   375,065       $142,597
--------------------------------------------------
Net realized gain (loss)                                (3,869)       (66,185)
--------------------------------------------------
Change in net unrealized
appreciation (depreciation)                           2,731,527        711,444
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                             3,102,723        787,856
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income                            (338,831)      (109,540)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                            57,921,348     26,182,811
--------------------------------------------------
Payments for shares redeemed                        (1,654,563)      (874,203)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                      56,266,785     25,308,608
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                59,030,677     25,986,924
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
End of period                                       $59,030,677    $25,986,924
================================================================================
Undistributed net investment income                     $36,234        $33,057
================================================================================
TRANSACTIONS IN SHARES OF THE FUNDS
--------------------------------------------------------------------------------
Sold                                                  5,788,199      2,625,881
--------------------------------------------------
Redeemed                                              (167,883)       (89,884)
--------------------------------------------------------------------------------
Net increase (decrease) in shares of the funds        5,620,316      2,535,997
================================================================================
(1) May 12, 2006 (fund inception) through September 30, 2006.

See Notes to Financial Statements.

------
18

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. NT Large Company Value Fund (NT Large
Company Value) and NT Mid Cap Value Fund (NT Mid Cap Value) (collectively, the funds) are two funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The funds' investment objective is to seek long-term capital growth. Income is a secondary objective. The funds seek to achieve their investment objective by investing in stocks of companies that management believes to be undervalued at the time of purchase. NT Large Company
Value invests primarily in larger companies. NT Mid Cap Value invests in mid-sized market capitalization companies. The funds are not permitted to invest in any securities issued by companies assigned the Global Industry
Classification Standard for the tobacco industry. The funds incepted on May 12,
2006. The following is a summary of the funds' significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York
Stock Exchange (the Exchange) is open and may also take place on days when the
Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Directors or its designee if such fair value determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to fair value a security such as: a security has been declared in default; or
trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

(continued)

------
19

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee).
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy.
The strategy assets of NT Large Company Value include the assets of Large
Company Value Fund, one fund in a series issued by the corporation.

The annual management fee schedule for NT Large Company Value is as follows:

--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $1 billion                                          0.70%
--------------------------------------------------------------------------------
Next $4 billion                                           0.60%
--------------------------------------------------------------------------------
Over $5 billion                                           0.50%
--------------------------------------------------------------------------------

(continued)

------
20

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The annual management fee schedule for NT Mid Cap Value is 0.80%.

The effective annual management fee for NT Large Company Value and NT Mid Cap
Value for the period May 12, 2006 (fund inception) through September 30, 2006 was 0.63% and 0.80%, respectively.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century Services,
LLC. The funds are wholly owned by American Century Asset Allocation Portfolios,
Inc. (ACAAP). ACAAP does not invest in the funds for the purpose of exercising management or control.

JPMorgan Chase Bank is a custodian of the funds and a wholly owned subsidiary of
J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the period May
12, 2006 (fund inception) through September 30, 2006, were as follows:

--------------------------------------------------------------------------------
                               NT LARGE COMPANY VALUE         NT MID CAP VALUE
--------------------------------------------------------------------------------
Purchases                            $55,964,390                 $48,280,372
--------------------------------------------------------------------------------
Proceeds from sales                  $2,564,820                  $24,372,083
--------------------------------------------------------------------------------

For the period May 12, 2006 (fund inception) through September 30, 2006, NT
Large Company Value and NT Mid Cap Value incurred a purchase in kind of equity securities valued at $44,081,080 and $20,534,074, respectively. A purchase in kind occurs when a fund receives securities into its portfolio in lieu of cash as payment from a purchasing shareholder.

4. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of September 30, 2006, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                                       NT LARGE COMPANY VALUE   NT MID CAP VALUE
--------------------------------------------------------------------------------
Federal tax cost of investments              $56,500,361          $25,471,676
================================================================================
Gross tax appreciation of investments         $3,370,866             $935,660
--------------------------------------------------------------------------------
Gross tax depreciation of investments          (644,734)            (457,446)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation)
of investments                                $2,726,132             $478,214
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

(continued)

------
21

Notes to Financial Statements

SEPTEMBER 30, 2006 (UNAUDITED)

5. RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an
Interpretation of FASB Statement No. 109" (FIN 48). FIN 48 establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The FASB issued
Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
(FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements.  Management is currently evaluating the impact of adopting FIN 48 and FAS 157.

------
22

NT Large Company Value - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                    2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
 Net Investment Income (Loss)                                          0.07
-----------------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                               0.49
--------------------------------------------------------------------------------
 Total From Investment Operations                                      0.56
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------
 From Net Investment Income                                          (0.06)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $10.50
================================================================================
 TOTAL RETURN(2)                                                      5.67%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                  0.63%(3)
-----------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets        1.90%(3)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                  5%
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                            $59,031
--------------------------------------------------------------------------------
(1) May 12, 2006 (fund inception) through September 30, 2006 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

See Notes to Financial Statements.

------
23

NT Mid Cap Value - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                     2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
 Net Investment Income (Loss)                                          0.06
-----------------------------------------------------------------
 Net Realized and Unrealized Gain (Loss)                               0.24
--------------------------------------------------------------------------------
 Total From Investment Operations                                      0.30
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------
 From Net Investment Income                                          (0.05)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $10.25
================================================================================
 TOTAL RETURN(2)                                                      2.97%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                  0.80%(3)
-----------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets        1.64%(3)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                114%
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                            $25,987
--------------------------------------------------------------------------------
(1) May 12, 2006 (fund inception) through September 30, 2006 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital are gains distributions, if any. Total returns for periods less than one year not annualized.

(3) Annualized.

See Notes to Financial Statements.

------
24

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's website at americancentury.com and on the Securities and Exchange
Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling
1-800-345-2021.

------
25

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The DOW JONES INDUSTRIAL AVERAGE (DJIA) is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including service-oriented firms. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators.

The NASDAQ COMPOSITE INDEX is a market value-weighted index of all domestic and international common stocks listed on the Nasdaq stock market.
The RUSSELL 1000(reg.tm) INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded
U.S. companies, based on total market capitalization).

The RUSSELL 1000(reg.tm) VALUE INDEX measures the performance of those Russell
1000 Index companies (the 1,000 largest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

The RUSSELL 2000(reg.tm) VALUE INDEX measures the performance of those Russell
2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

The RUSSELL MIDCAP(reg.tm) INDEX measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP(reg.tm) VALUE INDEX measures the performance of those Russell
Midcap companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------
26

Notes

------
27

Notes

------
28

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2006 American Century Proprietary Holdings, Inc. All rights reserved.

0611
SH-SAN-51671N

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of investments  is included as part of the reports to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred  during the  registrant's  second fiscal quarter of the period  covered  by this  report  that  have  materially  affected,  or are reasonably likely to materially affect,  the registrant's  internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)   Not applicable for semiannual report filings.

(a)(2)   Separate certifications by the registrant's principal executive officer and  principal  financial  officer,  pursuant  to  Section  302  of the
         Sarbanes-Oxley  Act of 2002  and Rule  30a-2(a)  under  the  Investment
         Company  Act  of  1940,  are  filed  and  attached  hereto  as  Exhibit
         99.302CERT.

(a)(3)   Not applicable.

(b)      A certification by the registrant's  chief executive  officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of
         2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

By:      /s/  William M. Lyons
         --------------------------------------
         Name:      William M. Lyons
         Title:     President

Date:    November 28, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  William M. Lyons
         --------------------------------------
         Name:   William M. Lyons
         Title:  President
                 (principal executive officer)

Date:    November 28, 2006

By:      /s/  Robert J. Leach
         --------------------------------------
         Name:   Robert J. Leach
         Title:  Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    November 28, 2006